American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 93.82% Information technology 29.51%	Shares	Value (000)
Microsoft Corp.	1,999,800	$315,388
ASML Holding NV1	624,842	166,058
ASML Holding NV (New York registered)	496,600	129,931
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	26,543,000	236,923
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	16,010
Visa Inc., Class A	1,103,900	177,860
Temenos AG1	621,200	81,455
Paycom Software, Inc.[2]	357,000	72,118
Broadcom Inc.	280,000	66,388
Adyen NV1,2	56,700	47,987
Adobe Inc.[2]	135,000	42,962
SimCorp AS1	425,000	35,770
Zendesk, Inc.[2]	454,000	29,060
Amphenol Corp., Class A	373,500	27,221
PagSeguro Digital Ltd., Class A2	1,340,900	25,920
Keyence Corp.[1]	74,300	23,978
EPAM Systems, Inc.[2]	122,000	22,650
Mastercard Inc., Class A	71,500	17,272
TeamViewer AG1,2	428,000	17,126
Network International Holdings PLC[1,2]	3,173,000	15,572
Advanced Micro Devices, Inc.[2]	320,000	14,554
Jack Henry & Associates, Inc.	91,300	14,173
Hexagon AB, Class B1	265,000	11,303
Autodesk, Inc.[2]	72,000	11,239
Worldline SA, non-registered shares[1,2]	162,000	9,523
Amadeus IT Group SA, Class A, non-registered shares[1]	164,200	7,787
		1,636,228
Consumer discretionary 18.03%
Amazon.com, Inc.[2]	160,400	312,735
Alibaba Group Holding Ltd.[1,2]	6,800,500	159,968
Just Eat Takeaway (GBP denominated)[1,2]	640,914	48,242
Just Eat Takeaway (EUR denominated)[1,2]	347,000	26,159
Chipotle Mexican Grill, Inc.[2]	92,200	60,336
Ocado Group PLC[1,2]	2,952,000	44,575
LVMH Moët Hennessy-Louis Vuitton SE1	103,400	38,381
Moncler SpA[1]	1,046,370	38,198
Naspers Ltd., Class N1	240,000	34,097
NIKE, Inc., Class B	395,200	32,699
Meituan Dianping, Class B1,2	1,635,000	19,621
Prosus NV1,2	277,000	19,193
Cie. Financière Richemont SA, Class A1	320,350	17,557
Home Depot, Inc.	92,275	17,229
Peugeot SA1	1,268,800	16,916
Wynn Macau, Ltd.[1]	10,510,400	15,897
Sony Corp.[1]	243,000	14,445
MGM China Holdings, Ltd.[1]	12,708,000	12,939
American Funds Insurance Series — Global Growth Fund — Page 1 of 220

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
EssilorLuxottica[1]	108,835	$11,742
Domino’s Pizza, Inc.	33,500	10,856
Melco Resorts & Entertainment Ltd. (ADR)	835,000	10,354
Valeo SA, non-registered shares[1]	552,000	9,231
Sodexo SA1	122,000	8,267
Flutter Entertainment PLC (EUR denominated)[1]	88,300	8,005
Fast Retailing Co., Ltd.[1]	16,100	6,579
Marriott International, Inc., Class A	74,000	5,536
		999,757
Health care 12.34%
UnitedHealth Group Inc.	297,500	74,191
DexCom, Inc.[2]	253,000	68,125
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,613,500	65,505
AstraZeneca PLC[1]	695,300	62,110
Pfizer Inc.	1,699,000	55,455
Merck & Co., Inc.	620,000	47,703
Mettler-Toledo International Inc.[2]	65,000	44,883
Regeneron Pharmaceuticals, Inc.[2]	84,200	41,114
Boston Scientific Corp.[2]	1,258,700	41,071
Cigna Corp.	177,511	31,451
Bayer AG1	363,860	21,359
Vertex Pharmaceuticals Inc.[2]	89,000	21,178
Zoetis Inc., Class A	147,700	17,383
Humana Inc.	55,000	17,271
bioMérieux SA1	135,000	15,235
Novartis AG1	176,000	14,546
Intuitive Surgical, Inc.[2]	28,000	13,866
Sanofi[1]	135,000	11,885
Coloplast A/S, Class B1	73,000	10,621
Olympus Corp.[1]	630,000	9,092
		684,044
Financials 9.26%
AIA Group Ltd.[1]	12,339,300	111,008
Tradeweb Markets Inc., Class A	1,736,360	72,997
Kotak Mahindra Bank Ltd.[1]	3,797,000	64,258
JPMorgan Chase & Co.	589,000	53,028
MarketAxess Holdings Inc.	151,400	50,351
CME Group Inc., Class A	157,200	27,181
Prudential PLC[1]	1,773,082	22,633
AXA SA1	966,000	16,728
Moscow Exchange MICEX-RTS PJSC[1]	12,640,000	15,618
Société Générale[1]	818,650	13,772
Berkshire Hathaway Inc., Class A2	50	13,600
BlackRock, Inc.	28,100	12,363
ORIX Corp.[1]	1,017,000	12,230
FinecoBank SpA[1]	893,000	8,115
Banco Santander, SA1	2,946,020	7,170
Macquarie Group Ltd.[1]	117,000	6,370
Sberbank of Russia PJSC (ADR)[1]	645,500	6,116
		513,538
American Funds Insurance Series — Global Growth Fund — Page 2 of 220

unaudited
Common stocks (continued) Consumer staples 8.68%	Shares	Value (000)
British American Tobacco PLC[1]	2,943,800	$100,526
Nestlé SA1	661,650	68,195
Philip Morris International Inc.	919,500	67,087
Altria Group, Inc.	1,248,500	48,279
Kweichow Moutai Co., Ltd., Class A1	269,957	42,435
Keurig Dr Pepper Inc.	1,624,000	39,414
Walgreens Boots Alliance, Inc.	459,700	21,031
Coca-Cola European Partners PLC	370,200	13,894
General Mills, Inc.	257,000	13,562
Uni-Charm Corp.[1]	357,000	13,404
Associated British Foods PLC[1]	595,000	13,354
Costco Wholesale Corp.	44,800	12,774
Anheuser-Busch InBev SA/NV1	232,000	10,303
Mondelez International, Inc.	192,000	9,615
Coca-Cola FEMSA, SAB de CV, units	1,835,000	7,399
		481,272
Communication services 7.87%
Alphabet Inc., Class A2	98,750	114,742
Alphabet Inc., Class C2	63,852	74,248
Tencent Holdings Ltd.[1]	2,215,000	108,007
Facebook, Inc., Class A2	411,640	68,661
Nintendo Co., Ltd.[1]	136,100	52,493
Altice USA, Inc., Class A2	800,000	17,832
		435,983
Industrials 4.54%
Airbus SE, non-registered shares[1]	1,057,500	68,614
Geberit AG1	65,000	28,674
MTU Aero Engines AG1	167,000	24,466
GT Capital Holdings, Inc.[1]	2,454,611	19,484
DSV Panalpina A/S1	201,000	18,302
IDEX Corp.	112,000	15,468
Alliance Global Group, Inc.[1,2]	111,060,000	15,179
Safran SA1	164,000	14,415
NIBE Industrier AB, Class B1	817,914	11,909
SMC Corp.[1]	25,600	10,928
General Electric Co.	1,260,000	10,004
Boeing Co.	51,300	7,651
Nidec Corp.[1]	128,600	6,671
		251,765
Materials 2.25%
Sherwin-Williams Co.	155,500	71,455
Shin-Etsu Chemical Co., Ltd.[1]	135,300	13,409
Koninklijke DSM NV1	108,000	12,273
Air Liquide SA, non-registered shares[1]	87,912	11,268
CCL Industries Inc., Class B, nonvoting shares	334,000	10,156
Glencore PLC[1]	4,000,000	6,105
		124,666
Energy 1.17%
Reliance Industries Ltd.[1]	1,795,200	26,423
Gazprom PJSC (ADR)[1]	4,173,000	19,225
LUKOIL Oil Co. PJSC (ADR)[1]	153,300	9,137
American Funds Insurance Series — Global Growth Fund — Page 3 of 220

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	381,000	$6,388
China Oilfield Services Ltd., Class H1	5,040,000	3,853
		65,026
Utilities 0.17%
Ørsted AS1	97,000	9,526
Total common stocks (cost: $3,543,014,000)		5,201,805
Preferred securities 2.15% Health care 1.68%
Sartorius AG, nonvoting preferred, non-registered shares[1,2]	381,500	93,243
Information technology 0.47%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	792,250	25,861
Total preferred securities (cost: $43,479,000)		119,104
Short-term securities 3.90% Money market investments 3.90%
Capital Group Central Cash Fund 1.00%[3]	2,161,133	216,200
Total short-term securities (cost: $214,904,000)		216,200
Total investment securities 99.87% (cost: $3,801,397,000)		5,537,109
Other assets less liabilities 0.13%		7,435
Net assets 100.00%		$5,544,544
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,561,935,000, which represented 46.21% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 3/31/2020.
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
GBP = British pounds
American Funds Insurance Series — Global Growth Fund — Page 4 of 220

Global Small Capitalization Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 88.00% Health care 22.79%	Shares	Value (000)
Insulet Corp.[1]	763,400	$126,480
GW Pharmaceuticals PLC (ADR)[1,2]	748,218	65,521
Haemonetics Corp.[1]	651,900	64,968
Mani, Inc.[3]	1,808,129	44,326
Cansino Biologics Inc., Class H1,2,3	2,600,400	41,835
Integra LifeSciences Holdings Corp.[1]	913,825	40,821
Notre Dame Intermédica Participações SA	4,323,500	37,410
Cortexyme, Inc.[1,2]	695,324	31,714
Allakos Inc.[1,2]	683,880	30,426
iRhythm Technologies, Inc.[1]	323,500	26,317
PRA Health Sciences, Inc.[1]	306,100	25,419
New Frontier Health Corp., Class A1,4	2,680,000	22,110
New Frontier Health Corp., Class A1	371,073	3,061
CONMED Corp.	357,500	20,474
WuXi Biologics (Cayman) Inc.[1,3]	1,412,000	18,203
Allogene Therapeutics, Inc.[1]	653,594	12,706
Allogene Therapeutics, Inc.[1,2]	280,589	5,454
BioMarin Pharmaceutical Inc.[1]	172,000	14,534
CompuGroup Medical SE3	222,200	13,673
Ultragenyx Pharmaceutical Inc.[1]	283,374	12,590
NuCana PLC (ADR)[1,2,5]	2,083,704	12,148
Nakanishi Inc.[3]	898,000	11,940
Amplifon SpA[3]	581,700	11,936
Madrigal Pharmaceuticals, Inc.[1]	134,425	8,974
Sarepta Therapeutics, Inc.[1]	89,900	8,794
CryoLife, Inc.[1]	510,250	8,633
Guardant Health, Inc.[1]	119,227	8,298
Ambu AS, Class B, non-registered shares[3]	331,900	8,089
Divi’s Laboratories Ltd.[3]	260,000	6,776
Bluebird Bio, Inc.[1]	135,415	6,224
Hikma Pharmaceuticals PLC[3]	246,500	6,214
NuVasive, Inc.[1]	110,000	5,573
Globus Medical, Inc., Class A1	128,750	5,476
AddLife AB, Class B3	176,889	5,123
Encompass Health Corp.	79,000	5,058
Arjo AB, Class B3	765,000	3,809
Clinuvel Pharmaceuticals Ltd.[2,3]	258,000	3,096
Hutchison China MediTech Ltd. (ADR)[1]	124,000	2,213
LivaNova PLC[1]	30,800	1,394
Fleury SA, ordinary nominative	87,400	340
NMC Health PLC[2,3,6]	500,052	325
Piramal Enterprises Ltd.[3]	16,929	206
		788,681
American Funds Insurance Series — Global Small Capitalization Fund — Page 5 of 220

unaudited
Common stocks (continued) Information technology 19.51%	Shares	Value (000)
Cree, Inc.[1]	1,356,800	$48,112
Ceridian HCM Holding Inc.[1]	799,400	40,026
Net One Systems Co., Ltd.[3]	1,887,865	39,269
Kingdee International Software Group Co. Ltd.[3]	21,586,374	28,657
Inphi Corp.[1]	347,300	27,496
Appfolio, Inc., Class A1	247,758	27,489
Avast PLC[3]	5,605,000	27,279
Carel Industries SpA[2,3]	1,947,251	24,766
SimCorp AS3	287,650	24,210
Network International Holdings PLC[1,3]	4,570,562	22,431
BE Semiconductor Industries NV3	679,300	20,711
DocuSign, Inc.[1]	210,067	19,410
Alteryx, Inc., Class A1	185,000	17,606
Pegasystems Inc.	242,491	17,273
Qorvo, Inc.[1]	190,000	15,320
Silergy Corp.[3]	451,740	14,532
Bechtle AG, non-registered shares[3]	108,800	14,203
Avalara, Inc.[1]	188,284	14,046
Oneconnect Financial Technology Co., Ltd. (ADR)[1,2]	1,372,000	13,926
Paycom Software, Inc.[1]	65,000	13,131
Euronet Worldwide, Inc.[1]	143,100	12,266
MACOM Technology Solutions Holdings, Inc.[1]	621,000	11,755
Siltronic AG3	153,400	11,496
Cognex Corp.	250,000	10,555
Silicon Laboratories Inc.[1]	122,000	10,420
Anaplan, Inc.[1]	341,133	10,323
Aspen Technology, Inc. (USA)[1]	93,100	8,851
Computer Services, Inc.	212,000	8,529
ON Semiconductor Corp.[1]	650,279	8,089
Nuance Communications, Inc.[1]	469,400	7,877
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2,3	4,296,500	7,750
Nordic Semiconductor ASA[1,3]	1,645,495	7,298
RAKUS Co., Ltd.[3]	428,600	6,325
SUMCO Corp.[3]	480,100	6,174
Megaport Ltd.[1,2,3]	900,000	5,636
Smartsheet Inc., Class A1	125,000	5,189
INFICON Holding AG3	7,397	4,819
ASM Pacific Technology Ltd.[3]	497,000	4,637
Sansan, Inc.[1,3]	109,800	4,558
Vanguard International Semiconductor Corp.[3]	2,302,000	4,515
Elastic NV, non-registered shares[1]	76,000	4,242
Semtech Corp.[1]	100,000	3,750
QAD Inc., Class A	90,300	3,606
Globalwafers Co., Ltd.[3]	311,000	3,442
MongoDB, Inc., Class A1	25,000	3,413
Okta, Inc., Class A1	27,263	3,333
Maxlinear, Inc.[1]	270,000	3,151
Kingboard Holdings Ltd.[3]	1,301,500	3,032
SVMK Inc.[1]	221,600	2,994
Faraday Technology Corp.[3]	2,309,000	2,772
Coupa Software Inc.[1]	18,000	2,515
Jenoptik AG3	140,938	2,311
CDK Global, Inc.	69,000	2,267
Tyro Payments Ltd.[1,2,3]	1,951,190	2,240
Endurance International Group Holdings, Inc.[1]	1,133,600	2,188
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 220

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
PAR Technology Corp.[1,2]	129,300	$1,663
SHIFT Inc.[1,3]	19,200	1,247
		675,121
Consumer discretionary 13.50%
frontdoor, inc.[1]	1,263,300	43,938
Helen of Troy Ltd.[1]	283,000	40,761
Luckin Coffee Inc., Class A (ADR)[1,2]	1,347,640	36,642
Mattel, Inc.[1]	3,338,800	29,415
Five Below, Inc.[1]	305,000	21,466
Thor Industries, Inc.	498,700	21,035
GVC Holdings PLC[3]	2,934,000	20,367
Melco International Development Ltd.[3]	12,619,000	18,154
Freni Brembo SpA[2,3]	2,400,605	17,879
Just Eat Takeaway (EUR denominated)[1,3]	236,700	17,844
zooplus AG, non-registered shares[1,2,3]	138,900	17,221
Wyndham Hotels & Resorts, Inc.	538,269	16,961
Shop Apotheke Europe NV, non-registered shares[1,2,3]	268,700	15,028
B2W - Cia. Digital, ordinary nominative[1]	1,262,193	11,660
Trainline PLC[1,3]	2,681,877	11,217
Evolution Gaming Group AB3	328,676	11,191
YETI Holdings, Inc.[1]	513,300	10,020
Arco Platform Ltd., Class A1	217,616	9,196
Brunello Cucinelli SpA[3]	280,865	8,543
ServiceMaster Global Holdings, Inc.[1]	300,000	8,100
Tongcheng-Elong Holdings Ltd.[1,3]	5,786,800	8,098
Tube Investments of India Ltd.[3]	1,956,000	6,971
Bright Horizons Family Solutions Inc.[1]	64,300	6,559
TopBuild Corp.[1]	91,200	6,534
Cairn Homes PLC[3]	7,210,000	5,397
Thule Group AB3	309,800	5,394
Melco Resorts & Entertainment Ltd. (ADR)	425,000	5,270
Kindred Group PLC (SDR)[3]	1,261,046	4,700
Aramark	227,000	4,533
Cie. Plastic Omnium SA3	308,912	4,350
Zhongsheng Group Holdings Ltd.[3]	1,173,000	4,083
Elior Group SA1,2,3	533,000	3,523
Musti Group Oyj[1,3]	382,550	3,502
Everi Holdings Inc.[1]	1,028,753	3,395
Levi Strauss & Co., Class A2	200,000	2,486
Dalata Hotel Group PLC[3]	800,000	2,204
SSP Group PLC[3]	401,583	1,526
OneSpaWorld Holdings Ltd.	258,690	1,050
Viomi Technology Co., Ltd. (ADR)[1]	150,000	653
Delta Corp. Ltd.[3]	343,049	296
China Zenix Auto International Ltd. (ADR)[1]	428,500	45
		467,207
Industrials 12.48%
Nihon M&A Center Inc.[3]	1,652,692	45,193
International Container Terminal Services, Inc.[3]	23,981,620	35,016
I.M.A. Industria Macchine Automatiche SpA[3]	365,840	21,439
IMCD NV3	293,600	20,880
Boyd Group Services Inc.	186,506	19,415
Meggitt PLC[3]	4,978,800	18,036
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 220

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Curtiss-Wright Corp.	185,484	$17,141
VARTA AG, non-registered shares[1,2,3]	219,634	15,860
Bingo Industries Ltd.[3]	11,417,516	13,652
VAT Group AG3	87,800	12,164
Avon Rubber PLC[3]	414,100	11,820
Rumo SA1	2,879,100	10,888
Hexcel Corp.	291,677	10,848
Centre Testing International Group Co., Ltd.[3]	4,946,177	10,654
TOMRA Systems ASA[3]	368,100	10,301
BWX Technologies, Inc.	200,407	9,762
Instalco AB3	857,000	9,736
Nitto Boseki Co., Ltd.[2,3]	219,000	9,672
Matson, Inc.	313,000	9,584
Nolato AB, Class B3	194,800	8,822
Cleanaway Waste Management Ltd.[3]	8,161,470	8,674
Marel hf. (ISK denominated)[3]	1,638,149	6,429
Marel hf. (EUR denominated)[3]	333,333	1,286
Interpump Group SpA[3]	297,000	7,167
Japan Elevator Service Holdings Co., Ltd.[2,3]	267,600	6,149
Granite Construction Inc.	388,500	5,897
Alfen NV1,3	248,500	5,727
Aerojet Rocketdyne Holdings, Inc.[1]	125,000	5,229
Woodward, Inc.	76,000	4,517
Diploma PLC[3]	221,000	4,410
Imperial Logistics Ltd.[3]	2,724,827	4,022
Carborundum Universal Ltd.[3]	1,380,000	3,975
Greaves Cotton Ltd.[3]	4,244,540	3,902
Robert Half International Inc.	103,000	3,888
Atlas Corp.	500,000	3,845
BELIMO Holding AG3	573	3,717
ManpowerGroup Inc.	68,700	3,640
Coor Service Management Holding AB3	659,584	3,229
CAE Inc.	250,000	3,160
Addtech AB, Class B3	124,300	3,063
Wizz Air Holdings PLC[1,3]	87,800	2,504
Patrick Industries, Inc.	83,000	2,337
Guangzhou Baiyun International Airport Co. Ltd., Class A3	1,219,950	2,169
Melrose Industries PLC[3]	1,791,200	2,023
The Brink’s Co.	36,900	1,921
Middleby Corp.[1]	31,000	1,763
NIBE Industrier AB, Class B3	90,030	1,311
Daifuku Co., Ltd.[3]	17,300	1,096
easyJet PLC[3]	131,700	948
Rheinmetall AG3	11,000	785
Klingelnberg AG3	77,061	780
BeNEXT Group Inc.[3]	155,200	733
Polypipe Group PLC[3]	113,200	645
		431,824
Financials 5.97%
Cannae Holdings, Inc.[1]	1,625,000	54,421
Kotak Mahindra Bank Ltd.[3]	2,036,825	34,470
Trupanion, Inc.[1,2]	973,800	25,348
Essent Group Ltd.	535,800	14,113
Moelis & Co., Class A	365,900	10,282
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 220

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
IIFL Wealth Management Ltd.[3]	677,558	$8,899
Janus Henderson Group PLC	470,000	7,200
Aavas Financiers Ltd.[1,3]	402,000	6,215
Fanhua Inc. (ADR)[2]	303,211	6,101
Indian Energy Exchange Ltd.[3]	3,150,000	5,327
Eurobank Ergasias Services and Holdings SA1,3	11,616,000	5,112
HDFC Asset Management Co., Ltd.[3]	155,436	4,265
Bolsa Mexicana de Valores, SAB de CV, Series A	2,540,800	3,881
City Union Bank Ltd.[3]	2,000,000	3,392
Webster Financial Corp.	140,000	3,206
AU Small Finance Bank Ltd.[3]	409,543	2,818
NMI Holdings, Inc.[1]	228,075	2,648
Shriram Transport Finance Co. Ltd.[3]	299,223	2,582
L&T Finance Holdings Ltd.[3]	3,404,200	2,308
East West Bancorp, Inc.	80,000	2,059
Huize Holding Ltd. (ADR)[1]	223,220	1,830
		206,477
Real estate 3.48%
Altus Group Ltd.	932,800	24,193
Embassy Office Parks REIT[3]	4,509,000	20,870
MGM Growth Properties LLC REIT, Class A	864,500	20,463
WHA Corp. PCL[3]	214,549,821	14,545
BR Properties SA, ordinary nominative[1]	5,406,800	9,531
DoubleDragon Properties Corp.[1,3]	25,885,700	8,216
JHSF Participacoes SA	9,099,476	6,129
Cyrela Commercial Properties SA, ordinary nominative[1]	2,035,666	5,387
Mitre Realty Empreendimentos E Participações SA1	1,955,500	4,140
Two Harbors Investment Corp. REIT	937,700	3,573
K. Wah International Holdings Ltd.[3]	7,884,639	3,383
		120,430
Consumer staples 3.04%
Grocery Outlet Holding Corp.[1]	659,200	22,637
Freshpet, Inc.[1]	311,900	19,921
Varun Beverages Ltd.[3]	1,555,000	10,793
AAK AB3	609,500	9,939
Cranswick PLC[3]	198,100	9,072
Hilton Food Group PLC[3]	637,677	8,591
Emperador Inc.[3]	45,300,000	7,117
Treasury Wine Estates Ltd.[3]	1,000,113	6,136
TCI Co., Ltd.[3]	696,135	4,078
Kernel Holding SA3	423,941	3,379
Vector Group Ltd.	224,000	2,110
Primo Water Corp. (Canada)	177,060	1,604
		105,377
Communication services 3.01%
Bandwidth Inc., Class A1	409,530	27,557
Altice Europe NV, Class A1,3	5,674,800	21,936
New York Times Co., Class A	321,900	9,886
The Madison Square Garden Co., Class A1	41,020	8,672
Zee Entertainment Enterprises Ltd.[3]	5,004,793	8,175
Kamakura Shinsho, Ltd.[2,3]	677,700	6,612
Euskaltel, SA, non-registered shares[3]	630,178	4,678
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 220

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Elang Mahkota Teknologi Tbk PT3	13,385,800	$4,060
JCDecaux SA3	211,800	3,841
ProSiebenSat.1 Media SE3	458,000	3,699
ITV PLC[3]	2,879,978	2,381
RPA Holdings, Inc.[1,3]	307,300	2,128
Vonage Holdings Corp.[1]	98,700	714
		104,339
Materials 2.09%
Lundin Mining Corp.	3,177,000	11,942
SIG Combibloc Group AG3	600,000	8,990
Kansai Paint Co., Ltd.[2,3]	431,900	8,236
Navin Fluorine International Ltd.[3]	445,388	7,051
Vidrala, SA, non-registered shares[3]	73,892	6,679
PI Industries Ltd.[3]	396,200	6,114
Loma Negra Compania Industrial Argentina SA (ADR)[1]	1,663,782	5,906
Valvoline Inc.	350,300	4,585
UPL Ltd.[3]	1,028,160	4,395
Vinati Organics Ltd.[3]	261,930	2,649
LANXESS AG3	60,600	2,426
Nevada Copper Corp.[1,2]	13,640,000	1,793
Arkema SA3	23,300	1,611
		72,377
Utilities 1.45%
ENN Energy Holdings Ltd.[3]	4,262,900	40,996
Neoenergia SA	2,827,000	9,353
		50,349
Energy 0.68%
Saipem SpA, Class S1,3	4,190,976	10,299
Venture Global LNG, Inc., Series C1,3,4,6,7	2,760	7,911
NuVista Energy Ltd.[1,2]	4,450,000	1,534
Concho Resources Inc.	35,200	1,508
Whitecap Resources Inc.	1,485,000	1,235
SM Energy Co.	875,000	1,067
Oil & Gas Development Co. Ltd.[3]	238,006	110
		23,664
Total common stocks (cost: $2,955,220,000)		3,045,846
Preferred securities 1.13% Information technology 0.86%
Avidxchange, Inc., Series F, preferred shares[1,3,6,7]	492,864	24,156
Gitlab Inc., Series E, preferred shares[1,3,6,7]	297,916	5,550
		29,706
Health care 0.16%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,6,7]	2,931,405	5,430
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 220

unaudited
Preferred securities (continued) Industrials 0.11%	Shares	Value (000)
Azul SA, preferred nominative (ADR)[1]	341,616	$3,481
Azul SA, preferred nominative[1]	109,500	370
		3,851
Total preferred securities (cost: $42,128,000)		38,987
Convertible stocks 0.15% Consumer discretionary 0.15%
Coursera, Inc., Series C, 8.00% noncumulative convertible preferred shares[3,6,7]	531,643	5,343
Total convertible stocks (cost: $6,380,000)		5,343
Short-term securities 12.65% Money market investments 12.65%
Capital Group Central Cash Fund 1.00%[8]	3,664,146	366,561
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.43%[8,9]	53,859,141	53,859
Fidelity Institutional Money Market Funds - Government Portfolio 0.30%[8,9]	6,763,781	6,764
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.25%[8,9]	5,755,047	5,755
Goldman Sachs Financial Square Government Fund 0.34%[8,9]	4,717,263	4,718
		437,657
Total short-term securities (cost: $436,868,000)		437,657
Total investment securities 101.93% (cost: $3,440,596,000)		3,527,833
Other assets less liabilities (1.93)%		(66,823)
Net assets 100.00%		$3,461,010
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Common stocks 0.35%
Health care 0.35%
NuCana PLC (ADR)[1,2]	2,083,704	—	—	2,083,704	$—	$(563)	$—	$12,148
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $89,603,000, which represented 2.59% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,362,301,000, which represented 39.36% of the net assets of the fund. This amount includes $1,310,472,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,021,000, which represented .87% of the net assets of the fund.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Rate represents the seven-day yield at 3/31/2020.
[9]	Security purchased with cash collateral from securities on loan.
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 220

unaudited
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Avidxchange, Inc., Series F, preferred shares	12/26/2019	$24,156	$24,156.70%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	7,911.23
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	5,550.16
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	5,430.16
Coursera, Inc., Series C, 8.00% noncumulative convertible preferred shares	2/20/2020	6,380	5,343.15
Total private placement securities		$ 50,366	$48,390	1.40%
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
ISK = Icelandic kronor
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 220

Growth Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 91.53% Information technology 23.13%	Shares	Value (000)
Microsoft Corp.	9,809,900	$1,547,119
Broadcom Inc.	2,181,700	517,281
ASML Holding NV (New York registered)	1,164,700	304,732
ASML Holding NV1	770,000	204,636
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	32,330,000	288,578
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,705,092	129,276
RingCentral, Inc., Class A2	1,500,100	317,886
Visa Inc., Class A	1,915,700	308,658
Intel Corp.	4,013,000	217,184
ServiceNow, Inc.[2]	573,660	164,399
Shopify Inc., Class A, subordinate voting shares[2]	330,000	137,587
Advanced Micro Devices, Inc.[2]	2,529,000	115,019
Mastercard Inc., Class A	421,000	101,697
PayPal Holdings, Inc.[2]	976,700	93,509
Autodesk, Inc.[2]	583,000	91,006
MongoDB, Inc., Class A2	627,521	85,682
Keyence Corp.[1]	236,800	76,419
Fiserv, Inc.[2]	775,400	73,655
Tyler Technologies, Inc.[2]	235,000	69,692
Applied Materials, Inc.	1,192,807	54,654
Guidewire Software, Inc.[2]	640,000	50,758
Square, Inc., Class A2	965,000	50,547
Analog Devices, Inc.	563,000	50,473
Global Payments Inc.	319,100	46,024
Ceridian HCM Holding Inc.[2]	850,000	42,559
Alteryx, Inc., Class A2	361,000	34,356
HubSpot, Inc.[2]	239,900	31,952
Jack Henry & Associates, Inc.	200,000	31,048
VMware, Inc., Class A2	205,000	24,826
Micron Technology, Inc.[2]	564,200	23,730
Adobe Inc.[2]	71,700	22,818
FleetCor Technologies, Inc.[2]	120,900	22,553
SK hynix, Inc.[1]	330,800	22,378
Samsung Electronics Co., Ltd.[1]	561,000	21,803
Motorola Solutions, Inc.	160,000	21,267
Zendesk, Inc.[2]	282,000	18,051
Dell Technologies Inc., Class C2	450,000	17,798
Paycom Software, Inc.[2]	84,800	17,130
Smartsheet Inc., Class A2	409,541	17,000
MKS Instruments, Inc.	157,800	12,853
NetApp, Inc.	289,900	12,086
Trimble Inc.[2]	374,000	11,904
LiveRamp Holdings, Inc.[2]	337,900	11,124
Elastic NV, non-registered shares[2]	184,700	10,308
Apple Inc.	34,700	8,824
SYNNEX Corp.	108,272	7,915
American Funds Insurance Series — Growth Fund — Page 13 of 220

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
GoDaddy Inc., Class A2	101,300	$5,785
Paylocity Holding Corp.[2]	51,000	4,504
SVMK Inc.[2]	226,700	3,063
		5,554,106
Communication services 19.59%
Netflix, Inc.[2]	3,476,160	1,305,298
Facebook, Inc., Class A2	7,548,342	1,259,063
Alphabet Inc., Class C2	525,354	610,887
Alphabet Inc., Class A2	111,200	129,209
Charter Communications, Inc., Class A2	879,480	383,726
T-Mobile US, Inc.[2]	4,061,000	340,718
Activision Blizzard, Inc.[2]	5,597,500	332,939
Comcast Corp., Class A	5,064,194	174,107
Snap Inc., Class A2	9,330,000	110,934
Pinterest, Inc., Class A2	2,331,094	35,992
Zillow Group, Inc., Class A2	308,400	10,476
Zillow Group, Inc., Class C, nonvoting shares[2]	290,000	10,446
		4,703,795
Health care 15.67%
UnitedHealth Group Inc.	2,897,719	722,633
Intuitive Surgical, Inc.[2]	1,075,500	532,598
Regeneron Pharmaceuticals, Inc.[2]	842,500	411,384
Humana Inc.	1,135,600	356,601
Vertex Pharmaceuticals Inc.[2]	1,314,800	312,857
Centene Corp.[2]	3,197,800	189,981
Seattle Genetics, Inc.[2]	1,248,154	144,012
Thermo Fisher Scientific Inc.	444,500	126,060
ResMed Inc.	755,000	111,204
Cigna Corp.	614,700	108,913
Boston Scientific Corp.[2]	3,195,000	104,253
Insulet Corp.[2]	461,000	76,378
Eli Lilly and Co.	476,500	66,100
CVS Health Corp.	862,934	51,198
Allakos Inc.[2]	995,500	44,290
Verily Life Sciences LLC[1,2,3,4]	300,178	37,405
Neurocrine Biosciences, Inc.[2]	423,100	36,619
Danaher Corp.	255,600	35,378
Pfizer Inc.	1,000,000	32,640
Biohaven Pharmaceutical Holding Co. Ltd.[2]	934,100	31,787
DexCom, Inc.[2]	117,100	31,532
Abbott Laboratories	394,600	31,138
Teladoc Health, Inc.[2]	183,000	28,367
Edwards Lifesciences Corp.[2]	139,700	26,350
Incyte Corp.[2]	349,300	25,579
Amgen Inc.	120,000	24,328
AstraZeneca PLC[1]	256,500	22,913
Anthem, Inc.	82,600	18,754
Allogene Therapeutics, Inc.[2]	589,500	11,460
Global Blood Therapeutics, Inc.[2]	125,000	6,386
Sage Therapeutics, Inc.[2]	148,300	4,259
		3,763,357
American Funds Insurance Series — Growth Fund — Page 14 of 220

unaudited
Common stocks (continued) Consumer discretionary 14.49%	Shares	Value (000)
Amazon.com, Inc.[2]	595,716	$1,161,480
Tesla, Inc.[2]	1,908,500	1,000,054
Dollar General Corp.	1,752,200	264,600
Home Depot, Inc.	1,089,000	203,327
Domino’s Pizza, Inc.	316,000	102,406
LVMH Moët Hennessy-Louis Vuitton SE1	239,000	88,716
Grand Canyon Education, Inc.[2]	977,000	74,531
Toll Brothers, Inc.	3,800,000	73,150
Booking Holdings Inc.[2]	51,000	68,611
Hermès International[1]	88,499	61,123
NIKE, Inc., Class B	702,300	58,108
Bright Horizons Family Solutions Inc.[2]	475,000	48,450
Burlington Stores, Inc.[2]	293,300	46,476
Chipotle Mexican Grill, Inc.[2]	51,900	33,963
Restaurant Brands International Inc.	700,000	28,021
Las Vegas Sands Corp.	601,200	25,533
Floor & Decor Holdings, Inc., Class A2	769,300	24,687
Sturm, Ruger & Co., Inc.	357,788	18,215
Five Below, Inc.[2]	235,000	16,539
Marriott International, Inc., Class A	210,000	15,710
Aramark	725,000	14,478
Hilton Worldwide Holdings Inc.	163,000	11,123
YUM! Brands, Inc.	104,600	7,168
D.R. Horton, Inc.	208,200	7,079
Norwegian Cruise Line Holdings Ltd.[2]	605,000	6,631
Wynn Resorts, Ltd.	105,700	6,362
EssilorLuxottica[1]	54,800	5,913
Royal Caribbean Cruises Ltd.	176,000	5,662
Westwing Group AG, non-registered shares[1,2]	707,000	2,570
		3,480,686
Financials 5.30%
Berkshire Hathaway Inc., Class B2	376,800	68,890
Berkshire Hathaway Inc., Class A2	214	58,208
Intercontinental Exchange, Inc.	1,490,900	120,390
First Republic Bank	1,304,494	107,334
Legal & General Group PLC[1]	40,158,246	96,073
Goldman Sachs Group, Inc.	600,000	92,754
Bank of America Corp.	4,015,000	85,239
Wells Fargo & Co.	2,700,000	77,490
The Blackstone Group Inc., Class A	1,596,300	72,743
BlackRock, Inc.	150,000	65,996
S&P Global Inc.	229,400	56,215
Onex Corp.	1,342,800	49,149
Marsh & McLennan Cos., Inc.	526,618	45,531
SVB Financial Group[2]	253,900	38,359
CME Group Inc., Class A	220,000	38,040
Arch Capital Group Ltd.[2]	1,205,000	34,294
Moody’s Corp.	102,277	21,632
Capital One Financial Corp.	390,000	19,664
Bank of New York Mellon Corp.	559,000	18,827
Aon PLC, Class A	110,000	18,154
Fifth Third Bancorp	980,000	14,553
Morgan Stanley	411,000	13,974
PNC Financial Services Group, Inc.	125,000	11,965
American Funds Insurance Series — Growth Fund — Page 15 of 220

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
MSCI Inc.	40,000	$11,558
London Stock Exchange Group PLC[1]	111,700	10,064
Ares Management Corp., Class A	310,500	9,604
JPMorgan Chase & Co.	95,000	8,553
RenaissanceRe Holdings Ltd.	57,100	8,526
		1,273,779
Industrials 4.60%
TransDigm Group Inc.	736,200	235,724
MTU Aero Engines AG1	969,723	142,067
CSX Corp.	2,125,600	121,797
Northrop Grumman Corp.	265,100	80,206
Airbus SE, non-registered shares[1]	920,327	59,714
Boeing Co.	381,000	56,822
Grafton Group PLC, units[1]	5,926,200	38,958
Experian PLC[1]	1,370,000	38,138
Honeywell International Inc.	275,000	36,792
Norfolk Southern Corp.	249,000	36,354
ASGN Inc.[2]	976,725	34,498
Equifax Inc.	247,800	29,600
Lockheed Martin Corp.	77,000	26,099
Masco Corp.	722,000	24,960
BWX Technologies, Inc.	454,800	22,153
Waste Connections, Inc.	276,200	21,406
Old Dominion Freight Line, Inc.	161,500	21,198
Safran SA1	222,100	19,522
HEICO Corp.	151,000	11,266
HEICO Corp., Class A	43,500	2,780
Deere & Co.	79,900	11,039
Westinghouse Air Brake Technologies Corp.	206,744	9,951
Armstrong World Industries, Inc.	117,603	9,340
Lennox International Inc.	44,800	8,144
Uber Technologies, Inc.[2]	151,367	4,226
Caterpillar Inc.	6,500	754
		1,103,508
Consumer staples 2.82%
Philip Morris International Inc.	1,952,900	142,484
Altria Group, Inc.	3,128,349	120,973
Costco Wholesale Corp.	415,600	118,500
British American Tobacco PLC[1]	3,000,800	102,472
British American Tobacco PLC (ADR)	61,000	2,086
Kerry Group PLC, Class A1	900,000	103,179
Estée Lauder Cos. Inc., Class A	135,100	21,527
Keurig Dr Pepper Inc.	840,000	20,387
Coca-Cola European Partners PLC	385,000	14,449
Anheuser-Busch InBev SA/NV1	247,000	10,969
Church & Dwight Co., Inc.	151,700	9,736
Constellation Brands, Inc., Class A	65,000	9,318
		676,080
Materials 2.72%
Franco-Nevada Corp. (CAD denominated)	1,147,206	114,623
Wheaton Precious Metals Corp.	2,833,400	78,003
Newmont Corp.	1,671,160	75,670
American Funds Insurance Series — Growth Fund — Page 16 of 220

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Barrick Gold Corp.	4,058,000	$74,343
CCL Industries Inc., Class B, nonvoting shares	1,450,000	44,088
LyondellBasell Industries NV	776,500	38,538
Sherwin-Williams Co.	70,000	32,166
Vale SA, ordinary nominative (ADR)	3,878,900	32,156
Linde PLC	177,000	30,621
Grupo México, SAB de CV, Series B	15,245,000	28,109
Norsk Hydro ASA[1]	12,831,823	27,880
Celanese Corp.	348,700	25,591
Allegheny Technologies Inc.[2]	2,070,860	17,602
DuPont de Nemours Inc.	427,933	14,593
Royal Gold, Inc.	161,000	14,121
Dow Inc.	140,000	4,094
Nucor Corp.	50,700	1,826
		654,024
Real estate 1.65%
Equinix, Inc. REIT	360,300	225,033
American Tower Corp. REIT	536,852	116,899
Digital Realty Trust, Inc. REIT	245,000	34,033
Crown Castle International Corp. REIT	132,400	19,119
		395,084
Energy 1.13%
Chevron Corp.	1,000,000	72,460
Suncor Energy Inc.	3,588,116	57,265
EOG Resources, Inc.	1,139,600	40,934
Cenovus Energy Inc.	10,500,000	21,190
Noble Energy, Inc.	3,235,000	19,539
Concho Resources Inc.	351,200	15,049
ConocoPhillips	405,100	12,477
Pioneer Natural Resources Co.	140,400	9,849
Canadian Natural Resources, Ltd. (CAD denominated)	391,400	5,354
Canadian Natural Resources, Ltd.	105,100	1,424
Murphy Oil Corp.	1,043,200	6,395
Schlumberger Ltd.	363,800	4,908
Equitrans Midstream Corp.	769,342	3,870
Viper Energy Partners LP	162,800	1,079
		271,793
Utilities 0.43%
Exelon Corp.	1,705,000	62,761
Xcel Energy Inc.	680,000	41,004
		103,765
Total common stocks (cost: $13,789,207,000)		21,979,977
Preferred securities 0.09% Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	654,840	21,375
Total preferred securities (cost: $27,479,000)		21,375
American Funds Insurance Series — Growth Fund — Page 17 of 220

unaudited
Convertible bonds 0.16% Consumer staples 0.16%	Principal amount (000)	Value (000)
JUUL Labs, Inc., convertible notes, 7.00% 2025[1,3,5]	$38,388	$38,388
Total convertible bonds (cost: $38,388,000)		38,388
Short-term securities 8.24% Money market investments 8.24%	Shares
Capital Group Central Cash Fund 1.00%[6]	19,777,579	1,978,549
Total short-term securities (cost: $1,975,251,000)		1,978,549
Total investment securities 100.02% (cost: $15,830,325,000)		24,018,289
Other assets less liabilities (0.02)%		(4,855)
Net assets 100.00%		$24,013,434
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,541,253,000, which represented 6.42% of the net assets of the fund. This amount includes $1,465,460,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Rate represents the seven-day yield at 3/31/2020.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$37,405.16%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 18 of 220

International Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 88.17% Financials 16.00%	Shares	Value (000)
AIA Group Ltd.[1]	39,366,700	$354,155
HDFC Bank Ltd.[1]	17,086,200	192,247
HDFC Bank Ltd. (ADR)	531,294	20,434
Kotak Mahindra Bank Ltd.[1]	8,121,048	137,436
Ping An Insurance (Group) Co. of China, Ltd., Class H1	7,011,100	68,584
Ping An Insurance (Group) Co. of China, Ltd., Class A1	612,202	5,992
BNP Paribas SA1	1,851,058	55,801
Axis Bank Ltd.[1]	8,026,355	39,598
Axis Bank Ltd.[1,2]	2,466,000	10,462
Deutsche Bank AG1	4,793,183	32,200
Banco Santander, SA1	13,092,200	31,866
The People’s Insurance Co. (Group) of China Ltd., Class H1	92,051,000	30,247
Zurich Insurance Group AG1	77,500	27,509
PICC Property and Casualty Co. Ltd., Class H1	25,490,000	24,517
Sberbank of Russia PJSC (ADR)[1]	2,145,000	20,324
Bank Rakyat Indonesia (Persero) Tbk PT1	108,081,900	19,875
London Stock Exchange Group PLC[1]	217,000	19,552
B3 SA - Brasil, Bolsa, Balcao	2,400,300	16,584
Sony Financial Holdings Inc.[1]	730,000	12,339
Intesa Sanpaolo SpA[1]	7,510,000	12,258
BOC Hong Kong (Holdings) Ltd.[1]	3,739,000	10,303
FinecoBank SpA[1]	1,081,753	9,830
UniCredit SpA[1]	1,212,711	9,495
Royal Bank of Canada	135,000	8,362
ING Groep NV1	1,486,000	7,784
Hiscox Ltd.[1]	561,134	6,425
ICICI Bank Ltd.[1]	1,375,000	6,022
Turkiye Garanti Bankasi AS1,3	4,881,000	5,874
Metropolitan Bank & Trust Co.[1]	6,436,956	4,995
Hargreaves Lansdown PLC[1]	286,400	4,907
Capitec Bank Holdings Ltd.[1]	99,000	4,847
Barclays PLC[1]	3,373,000	3,919
Akbank TAS[1,3]	3,462,046	2,879
IndusInd Bank Ltd.[1]	373,500	1,703
		1,219,325
Health care 14.80%
Novartis AG1	2,361,209	195,142
Daiichi Sankyo Co., Ltd.[1]	2,160,000	148,612
Chugai Pharmaceutical Co., Ltd.[1]	1,188,400	137,559
Grifols, SA, Class A, non-registered shares[1]	2,691,000	91,656
Grifols, SA, Class B (ADR)	793,690	15,985
Alcon Inc.[1,3]	1,988,239	101,464
Takeda Pharmaceutical Co. Ltd.[1]	2,859,865	87,519
Fresenius SE & Co. KGaA[1]	1,740,654	65,412
Teva Pharmaceutical Industries Ltd. (ADR)[3]	7,216,598	64,805
American Funds Insurance Series — International Fund — Page 19 of 220

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Hikma Pharmaceuticals PLC[1]	2,371,000	$59,771
M3, Inc.[1]	1,147,000	33,896
Notre Dame Intermédica Participações SA	2,883,100	24,946
Fresenius Medical Care AG & Co. KGaA[1]	325,140	21,688
Aier Eye Hospital Group Co., Ltd., Class A1	3,512,829	19,592
WuXi AppTec Co., Ltd. Class A1	1,502,000	19,067
Olympus Corp.[1]	1,146,000	16,540
Merck KGaA[1]	142,000	14,724
HOYA Corp.[1]	100,000	8,506
NMC Health PLC[1,4]	1,353,000	879
		1,127,763
Consumer discretionary 14.69%
Alibaba Group Holding Ltd. (ADR)[3]	1,473,500	286,566
Sony Corp.[1]	2,051,700	121,960
MercadoLibre, Inc.[3]	190,000	92,830
Galaxy Entertainment Group Ltd.[1]	11,306,000	59,887
Fast Retailing Co., Ltd.[1]	125,900	51,445
Kering SA1	95,038	49,590
adidas AG1	209,400	48,172
Meituan Dianping, Class B1,3	3,924,364	47,094
Delivery Hero SE1,3	527,000	39,963
Ryohin Keikaku Co., Ltd.[1]	3,319,000	37,253
EssilorLuxottica[1,5]	304,840	32,889
LVMH Moët Hennessy-Louis Vuitton SE1	79,150	29,380
Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	28,953
Central Retail Corp. PCL, foreign registered[1,3]	33,233,000	28,354
Sands China Ltd.[1]	6,970,000	25,366
Evolution Gaming Group AB1	736,839	25,088
Maruti Suzuki India Ltd.[1]	422,000	23,650
B2W - Cia. Digital, ordinary nominative[3]	2,406,000	22,226
Prosus NV1,3	287,200	19,900
Industria de Diseño Textil, SA1	511,000	13,266
Just Eat Takeaway (GBP denominated)[1,3]	108,200	8,144
Flutter Entertainment PLC (GBP denominated)[1]	74,000	6,674
Stars Group Inc.[3]	300,200	6,130
Naspers Ltd., Class N1	36,796	5,228
Hyundai Motor Co.[1]	62,570	4,508
William Hill PLC[1]	3,212,500	2,704
Pan Pacific International Holdings Corp.[1]	76,900	1,460
Burberry Group PLC[1]	34,600	566
Nitori Holdings Co., Ltd.[1]	1,700	230
		1,119,476
Industrials 10.63%
Airbus SE, non-registered shares[1]	2,732,749	177,310
Recruit Holdings Co., Ltd.[1]	3,939,609	101,728
Knorr-Bremse AG, non-registered shares[1]	847,671	76,002
Melrose Industries PLC[1]	45,834,933	51,761
Safran SA1	554,200	48,712
Rheinmetall AG1	570,400	40,711
NIBE Industrier AB, Class B1	2,534,550	36,904
Jardine Matheson Holdings Ltd.[1]	646,600	32,343
Airports of Thailand PCL, foreign registered[1]	20,322,000	31,795
Rolls-Royce Holdings PLC[1,3]	6,933,988	29,181
American Funds Insurance Series — International Fund — Page 20 of 220

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Aeroports de Paris SA1	301,288	$28,927
MTU Aero Engines AG1	167,900	24,598
Adani Ports & Special Economic Zone Ltd.[1]	6,494,933	21,228
International Container Terminal Services, Inc.[1]	12,890,350	18,822
Shanghai International Airport Co., Ltd., Class A1	2,032,685	17,499
BAE Systems PLC[1]	2,510,000	16,196
CCR SA, ordinary nominative	7,080,222	15,983
easyJet PLC[1,5]	2,045,000	14,717
ASSA ABLOY AB, Class B1	445,000	8,413
Ryanair Holdings PLC (ADR)[3]	138,100	7,332
Deutsche Lufthansa AG1,5	451,000	4,306
International Consolidated Airlines Group SA (CDI)[1]	1,231,000	3,263
Alliance Global Group, Inc.[1,3]	20,000,000	2,734
		810,465
Consumer staples 7.32%
Nestlé SA1	1,142,100	117,714
Pernod Ricard SA1	612,626	87,139
Kirin Holdings Co., Ltd.[1]	3,895,000	77,145
KOSÉ Corp.[1,5]	467,100	57,588
British American Tobacco PLC[1]	1,246,000	42,549
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	7,900,810	33,389
Kweichow Moutai Co., Ltd., Class A1	195,543	30,738
Imperial Brands PLC[1]	1,630,000	30,214
Thai Beverage PCL[1]	65,539,000	27,919
Treasury Wine Estates Ltd.[1]	2,117,868	12,993
Chocoladefabriken Lindt & Sprüngli AG1	119	10,410
Philip Morris International Inc.	123,000	8,974
China Mengniu Dairy Co.[1]	2,315,000	8,018
Shiseido Co., Ltd.[1]	130,000	7,679
Glanbia PLC[1]	504,504	5,480
		557,949
Communication services 5.38%
SoftBank Group Corp.[1]	3,394,800	118,876
Tencent Holdings Ltd.[1]	2,406,387	117,339
Altice Europe NV, Class A1,3	13,236,760	51,168
Altice Europe NV, Class B1,3	1,077,927	4,196
Nintendo Co., Ltd.[1]	101,500	39,148
Bharti Airtel Ltd.[1,3]	6,002,715	34,583
Sea Ltd., Class A (ADR)[3]	387,987	17,192
Nippon Telegraph and Telephone Corp.[1]	365,200	8,666
ITV PLC[1]	9,459,815	7,822
América Móvil, SAB de CV, Series L (ADR)	409,657	4,826
América Móvil, SAB de CV, Series L	2,139,900	1,267
TalkTalk Telecom Group PLC[1]	4,840,700	5,103
		410,186
Information technology 4.66%
ASML Holding NV1	373,435	99,244
Amadeus IT Group SA, Class A, non-registered shares[1]	833,164	39,513
Keyence Corp.[1]	95,200	30,723
Samsung Electronics Co., Ltd.[1]	777,000	30,198
PagSeguro Digital Ltd., Class A3	1,392,000	26,907
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	2,863,000	25,555
American Funds Insurance Series — International Fund — Page 21 of 220

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
MediaTek Inc.[1]	2,314,000	$24,647
OBIC Co., Ltd.[1]	172,600	22,548
Tokyo Electron Ltd.[1]	81,400	15,306
STMicroelectronics NV1	595,000	12,949
Hexagon AB, Class B1	248,000	10,578
Largan Precision Co., Ltd.[1]	54,000	6,713
Nomura Research Institute, Ltd.[1]	301,800	6,377
StoneCo Ltd., Class A3	195,000	4,245
		355,503
Energy 4.41%
Reliance Industries Ltd.[1]	7,738,364	113,901
TOTAL SA1	1,508,867	58,513
Royal Dutch Shell PLC, Class B1	2,146,707	35,994
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	786,310	13,760
BP PLC[1]	10,831,863	46,081
Canadian Natural Resources, Ltd. (CAD denominated)	2,171,800	29,707
Neste Oyj[1]	494,500	16,749
Saipem SpA, Class S1,3	3,764,626	9,251
Cenovus Energy Inc.	3,832,000	7,733
Suncor Energy Inc.	277,900	4,435
		336,124
Materials 4.35%
Vale SA, ordinary nominative (ADR)	13,443,817	111,449
Vale SA, ordinary nominative	102,481	853
Shin-Etsu Chemical Co., Ltd.[1]	389,500	38,603
Asahi Kasei Corp.[1]	4,847,180	34,259
First Quantum Minerals Ltd.	6,215,400	31,755
Linde PLC (EUR denominated)[1]	146,300	26,399
CRH PLC[1]	726,952	19,816
ArcelorMittal SA1	1,582,000	14,993
UPL Ltd.[1]	1,876,000	8,018
Akzo Nobel NV1	118,578	7,817
Teck Resources Ltd., Class B	997,300	7,561
LafargeHolcim Ltd.[1]	204,693	7,483
Evonik Industries AG1	331,710	7,083
BASF SE1	135,600	6,554
Koninklijke DSM NV1	54,300	6,170
Aluminum Corp. of China Ltd., Class H1,3	15,036,000	2,974
		331,787
Utilities 4.27%
ENN Energy Holdings Ltd.[1]	14,004,000	134,677
China Gas Holdings Ltd.[1]	24,134,000	83,696
E.ON SE1	7,101,000	74,678
China Resources Gas Group Ltd.[1]	4,250,000	21,336
Iberdrola, SA, non-registered shares[1]	1,077,200	10,636
		325,023
Real estate 1.66%
China Overseas Land & Investment Ltd.[1]	17,790,000	54,899
Ayala Land, Inc.[1]	58,363,700	34,858
Sun Hung Kai Properties Ltd.[1]	1,526,166	20,038
American Funds Insurance Series — International Fund — Page 22 of 220

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
CK Asset Holdings Ltd.[1]	2,269,000	$12,344
Vinhomes JSC[1]	2,008,487	4,631
		126,770
Total common stocks (cost: $6,745,549,000)		6,720,371
Preferred securities 1.02% Health care 0.79%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	60,481
Financials 0.16%
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,672,000	11,997
Energy 0.07%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,043,100	5,622
Total preferred securities (cost: $80,740,000)		78,100
Rights & warrants 0.11% Health care 0.11%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,2]	640,000	8,125
Total rights & warrants (cost: $4,888,000)		8,125
Convertible bonds 0.03% Health care 0.03%	Principal amount (000)
NMC Health Jersey Ltd., convertible notes, 1.875% 2025	$28,000	2,380
Total convertible bonds (cost: $5,621,000)		2,380
Bonds, notes & other debt instruments 0.50% Corporate bonds & notes 0.38% Materials 0.30%
First Quantum Minerals Ltd. 7.25% 2022[2]	25,720	23,028
Consumer staples 0.08%
JBS Investments GmbH II 6.25% 2023	6,155	6,170
Total corporate bonds & notes		29,198
Bonds & notes of governments outside the U.S. 0.12%
United Mexican States, Series M, 8.00% 2023	MXN203,000	8,982
Total bonds, notes & other debt instruments (cost: $38,170,000)		38,180
American Funds Insurance Series — International Fund — Page 23 of 220

unaudited
Short-term securities 9.44% Money market investments 9.44%	Shares	Value (000)
Capital Group Central Cash Fund 1.00%[6]	7,104,790	$710,763
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.43%[6,7]	7,587,166	7,587
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.25%[6,7]	1,029,385	1,030
		719,380
Total short-term securities (cost: $717,777,000)		719,380
Total investment securities 99.27% (cost: $7,592,745,000)		7,566,536
Other assets less liabilities 0.73%		55,906
Net assets 100.00%		$7,622,442
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,920,937,000, which represented 77.68% of the net assets of the fund. This amount includes $5,901,471,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,615,000, which represented .55% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	All or a portion of this security was on loan. The total value of all such securities was $37,633,000, which represented .49% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 3/31/2020.
[7]	Security purchased with cash collateral from securities on loan.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
MXN = Mexican pesos
American Funds Insurance Series — International Fund — Page 24 of 220

New World Fund®
Investment portfolio
March 31, 2020
unaudited
Common stocks 86.92% Information technology 21.46%	Shares	Value (000)
Microsoft Corp.	454,200	$71,632
PagSeguro Digital Ltd., Class A1	2,971,523	57,440
Keyence Corp.[2]	138,000	44,535
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	4,774,000	42,613
PayPal Holdings, Inc.[1]	426,900	40,871
StoneCo Ltd., Class A1	1,771,426	38,564
Visa Inc., Class A	223,400	35,994
Broadcom Inc.	149,350	35,411
Adobe Inc.[1]	99,600	31,697
EPAM Systems, Inc.[1]	158,100	29,353
Halma PLC[2]	843,000	20,029
Mastercard Inc., Class A	79,800	19,276
Largan Precision Co., Ltd.[2]	134,000	16,658
Accenture PLC, Class A	86,500	14,122
Cree, Inc.[1]	394,200	13,978
Amphenol Corp., Class A	190,000	13,847
Autodesk, Inc.[1]	56,100	8,757
Hexagon AB, Class B2	203,440	8,677
ASML Holding NV2	31,000	8,239
Network International Holdings PLC[1,2]	1,521,182	7,465
Temenos AG2	51,500	6,753
Edenred SA2	151,689	6,349
Inphi Corp.[1]	65,000	5,146
Globant SA1	55,000	4,833
Tokyo Electron Ltd.[2]	16,400	3,084
Apple Inc.	11,800	3,001
Aspen Technology, Inc. (USA)[1]	26,800	2,548
TravelSky Technology Ltd., Class H2	1,428,448	2,507
Advanced Micro Devices, Inc.[1]	46,000	2,092
FleetCor Technologies, Inc.[1]	11,000	2,052
Kingdee International Software Group Co. Ltd.[2]	1,328,000	1,763
Hangzhou Hikvision Digital Technology Co., Ltd., Class A2	383,043	1,499
WiseTech Global Ltd.[2]	111,841	1,166
STMicroelectronics NV2	51,000	1,110
Atlassian Corp. PLC, Class A1	7,750	1,064
Amadeus IT Group SA, Class A, non-registered shares[2]	15,104	716
TE Connectivity Ltd.	7,000	441
		605,282
Financials 12.35%
Kotak Mahindra Bank Ltd.[2]	3,243,530	54,891
AIA Group Ltd.[2]	5,316,600	47,830
HDFC Bank Ltd.[2]	4,006,074	45,075
Société Générale[2]	2,324,584	39,105
B3 SA - Brasil, Bolsa, Balcao	3,710,200	25,634
HDFC Life Insurance Co. Ltd.[1,2]	3,664,067	21,143
American Funds Insurance Series — New World Fund — Page 25 of 220

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
HDFC Life Insurance Co. Ltd.[1,2]	563,933	$3,254
S&P Global Inc.	72,000	17,644
Bank Central Asia Tbk PT2	9,869,000	16,688
Capitec Bank Holdings Ltd.[2]	301,384	14,755
XP Inc., Class A1	691,494	13,339
Sberbank of Russia PJSC (ADR)	682,500	6,415
Sberbank of Russia PJSC (ADR)[2]	471,000	4,463
PICC Property and Casualty Co. Ltd., Class H2	9,367,000	9,010
UniCredit SpA[2]	928,505	7,270
The People’s Insurance Co. (Group) of China Ltd., Class H2	20,226,000	6,646
Ping An Insurance (Group) Co. of China, Ltd., Class H2	234,300	2,292
Ping An Insurance (Group) Co. of China, Ltd., Class A2	126,400	1,237
Akbank TAS[1,2]	3,953,200	3,287
ICICI Bank Ltd.[2]	469,800	2,057
Bank Rakyat Indonesia (Persero) Tbk PT2	10,099,900	1,857
Vietnam Technological and Commercial Joint Stock Bank[1,2]	2,368,674	1,610
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,399,700	923
AU Small Finance Bank Ltd.[2]	133,000	915
Moscow Exchange MICEX-RTS PJSC[2]	703,000	869
		348,209
Health care 11.46%
BioMarin Pharmaceutical Inc.[1]	389,600	32,921
Notre Dame Intermédica Participações SA	3,648,868	31,572
Thermo Fisher Scientific Inc.	102,600	29,097
AstraZeneca PLC[2]	269,800	24,101
Zai Lab Ltd. (ADR)[1]	458,800	23,619
Carl Zeiss Meditec AG, non-registered shares[1,2]	216,552	21,041
bioMérieux SA2	184,000	20,765
Abbott Laboratories	263,000	20,753
Illumina, Inc.[1]	67,000	18,299
Yunnan Baiyao Group Co., Ltd., Class A2	1,500,000	18,039
Asahi Intecc Co., Ltd.[2]	687,900	17,029
Pharmaron Beijing Co., Ltd., Class H1,2	1,184,000	7,611
Pharmaron Beijing Co., Ltd., Class A2	358,000	2,980
OdontoPrev SA, ordinary nominative	2,385,000	6,646
Grifols, SA, Class A, non-registered shares[2]	191,887	6,536
Novartis AG2	67,400	5,570
Pfizer Inc.	166,800	5,444
Aier Eye Hospital Group Co., Ltd., Class A2	791,000	4,412
Teva Pharmaceutical Industries Ltd. (ADR)[1]	465,000	4,176
HOYA Corp.[2]	44,000	3,743
Zoetis Inc., Class A	31,000	3,648
Boston Scientific Corp.[1]	100,000	3,263
Olympus Corp.[2]	188,200	2,716
WuXi AppTec Co., Ltd. Class H2	200,700	2,456
Alcon Inc.[1,2]	37,800	1,929
PerkinElmer, Inc.	25,610	1,928
Hypera SA, ordinary nominative	275,000	1,513
Merck & Co., Inc.	16,500	1,269
NMC Health PLC[2,3]	83,200	54
		323,130
American Funds Insurance Series — New World Fund — Page 26 of 220

unaudited
Common stocks (continued) Consumer discretionary 9.06%	Shares	Value (000)
Alibaba Group Holding Ltd.[1,2]	1,355,096	$31,876
Alibaba Group Holding Ltd. (ADR)[1]	22,400	4,356
Delivery Hero SE1,2	321,010	24,342
MercadoLibre, Inc.[1]	40,250	19,665
Booking Holdings Inc.[1]	12,360	16,628
Fast Retailing Co., Ltd.[2]	39,900	16,304
Marriott International, Inc., Class A	209,500	15,673
Ferrari NV2	93,800	14,579
Hermès International[2]	19,100	13,192
adidas AG2	57,100	13,136
General Motors Co.	586,300	12,183
Naspers Ltd., Class N2	72,735	10,334
Evolution Gaming Group AB2	294,100	10,013
Meituan Dianping, Class B1,2	694,902	8,339
MakeMyTrip Ltd., non-registered shares[1]	549,800	6,573
Central Retail Corp. PCL, foreign registered[1,2]	6,115,000	5,217
Domino’s Pizza, Inc.	9,700	3,143
Prosus NV1,2	44,636	3,093
Melco Resorts & Entertainment Ltd. (ADR)	235,200	2,917
Zhongsheng Group Holdings Ltd.[2]	828,000	2,882
Luckin Coffee Inc., Class A (ADR)[1,4]	102,600	2,790
NIKE, Inc., Class B	31,000	2,565
LVMH Moët Hennessy-Louis Vuitton SE2	6,700	2,487
Kering SA2	4,100	2,139
IDP Education Ltd.[2]	287,500	2,044
Li Ning Co. Ltd.[2]	582,000	1,689
InterContinental Hotels Group PLC[2]	35,750	1,531
Peugeot SA2	113,196	1,509
Ryohin Keikaku Co., Ltd.[2]	132,700	1,489
Suzuki Motor Corp.[2]	47,000	1,125
EssilorLuxottica[2]	10,000	1,079
Vivo Energy PLC[2]	670,000	564
		255,456
Materials 6.85%
UPM-Kymmene Oyj[2]	1,143,320	31,513
Freeport-McMoRan Inc.	3,945,000	26,629
Asian Paints Ltd.[2]	902,000	19,689
Vale SA, ordinary nominative	1,631,660	13,572
Vale SA, ordinary nominative (ADR)	666,900	5,528
Givaudan SA2	5,300	16,432
First Quantum Minerals Ltd.	2,836,500	14,492
Rio Tinto PLC[2]	290,000	13,312
CCL Industries Inc., Class B, nonvoting shares	367,000	11,159
Shree Cement Ltd.[2]	47,758	10,967
Koninklijke DSM NV2	84,400	9,591
UPL Ltd.[2]	893,355	3,818
SIG Combibloc Group AG2	196,800	2,949
Shin-Etsu Chemical Co., Ltd.[2]	24,800	2,458
Air Products and Chemicals, Inc.	12,000	2,395
Arkema SA2	23,400	1,618
Kansai Paint Co., Ltd.[2,4]	82,200	1,567
BASF SE2	30,600	1,479
Celanese Corp.	19,800	1,453
American Funds Insurance Series — New World Fund — Page 27 of 220

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Linde PLC	8,000	$1,384
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A2	230,000	1,109
		193,114
Energy 6.73%
Reliance Industries Ltd.[2]	8,817,883	129,790
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	7,566,000	41,613
Royal Dutch Shell PLC, Class B2	626,400	10,503
Royal Dutch Shell PLC, Class A (GBP denominated)[2]	58,128	1,017
China Oilfield Services Ltd., Class H2	3,790,000	2,897
BP PLC[2]	355,000	1,510
TOTAL SA2	25,159	976
Exxon Mobil Corp.	25,000	949
Noble Energy, Inc.	82,000	496
		189,751
Communication services 6.32%
Facebook, Inc., Class A1	264,200	44,068
Alphabet Inc., Class C1	22,220	25,838
Alphabet Inc., Class A1	10,000	11,619
Electronic Arts Inc.[1]	188,400	18,872
Tencent Holdings Ltd.[2]	377,800	18,422
Yandex NV, Class A1	425,500	14,488
Sea Ltd., Class A (ADR)[1]	289,500	12,828
JOYY Inc., Class A (ADR)[1]	172,000	9,161
Activision Blizzard, Inc.[1]	86,400	5,139
Ubisoft Entertainment SA1,2	40,000	2,950
HUYA, Inc. (ADR)[1]	147,600	2,502
Netflix, Inc.[1]	6,500	2,441
SoftBank Group Corp.[2]	61,000	2,136
Z Holding Corp.[2]	609,000	1,959
Bharti Airtel Ltd.[1,2]	248,572	1,432
JCDecaux SA2	72,000	1,306
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B2	6,526,000	1,261
América Móvil, SAB de CV, Series L (ADR)	78,000	919
América Móvil, SAB de CV, Series L	525,000	311
Bharti Infratel Ltd.[2]	312,492	655
		178,307
Consumer staples 6.00%
Kweichow Moutai Co., Ltd., Class A2	334,161	52,527
Nestlé SA2	321,600	33,147
AAK AB2	1,110,000	18,101
Kirin Holdings Co., Ltd.[2]	596,100	11,806
British American Tobacco PLC[2]	335,000	11,440
ITC Ltd.[2]	3,374,797	7,569
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A2	1,090,885	7,374
Foshan Haitian Flavouring and Food Co. Ltd., Class A2	232,448	4,102
Inner Mongolia Yili Industrial Group Co., Ltd., Class A2	834,000	3,525
Pernod Ricard SA2	23,430	3,333
Mondelez International, Inc.	64,000	3,205
Estée Lauder Cos. Inc., Class A	19,100	3,043
Herbalife Nutrition Ltd.[1]	77,000	2,245
Bid Corp. Ltd.[2]	153,000	1,811
China Mengniu Dairy Co.[2]	445,000	1,541
American Funds Insurance Series — New World Fund — Page 28 of 220

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Shiseido Co., Ltd.[2]	22,000	$1,300
Coca-Cola FEMSA, SAB de CV, units	285,000	1,149
Budweiser Brewing Co., APAC Ltd.[1,2]	400,000	1,028
CP All PCL, foreign registered[2]	520,000	971
		169,217
Industrials 4.41%
Shanghai International Airport Co., Ltd., Class A2	2,740,627	23,594
Airbus SE, non-registered shares[2]	268,500	17,421
Nidec Corp.[2]	323,000	16,754
Rumo SA1	4,111,494	15,548
CCR SA, ordinary nominative	4,868,700	10,991
Rational AG2	19,400	10,395
Wizz Air Holdings PLC[1,2]	135,900	3,875
MTU Aero Engines AG2	23,700	3,472
SMC Corp.[2]	7,600	3,244
DSV Panalpina A/S2	35,000	3,187
Safran SA2	33,000	2,901
International Container Terminal Services, Inc.[2]	1,669,300	2,437
TransDigm Group Inc.	7,000	2,241
Atlas Copco AB, Class B2	63,000	1,858
Experian PLC[2]	59,000	1,643
Boeing Co.	11,000	1,641
IMCD NV2	21,750	1,547
Fortive Corp.	17,000	938
Ryanair Holdings PLC (ADR)[1]	11,000	584
Guangzhou Baiyun International Airport Co. Ltd., Class A2	147,950	263
		124,534
Real estate 1.31%
American Tower Corp. REIT	86,200	18,770
ESR Cayman Ltd.[1,2]	3,282,800	7,060
Embassy Office Parks REIT[2]	717,600	3,322
Longfor Group Holdings Ltd.[2]	677,000	3,276
China Overseas Land & Investment Ltd.[2]	970,000	2,993
Ayala Land, Inc.[2]	2,614,000	1,561
		36,982
Utilities 0.97%
AES Corp.	885,000	12,036
China Resources Gas Group Ltd.[2]	2,274,000	11,416
ENN Energy Holdings Ltd.[2]	396,000	3,808
		27,260
Total common stocks (cost: $2,377,367,000)		2,451,242
Preferred securities 0.80% Consumer discretionary 0.40%
Volkswagen AG, nonvoting preferred shares[2]	95,000	11,319
Information technology 0.17%
Samsung Electronics Co., Ltd., nonvoting preferred shares[2]	149,500	4,880
American Funds Insurance Series — New World Fund — Page 29 of 220

unaudited
Preferred securities (continued) Health care 0.12%	Shares	Value (000)
Grifols, SA, Class B, nonvoting preferred, non-registered shares[2]	172,000	$3,438
Industrials 0.08%
Azul SA, preferred nominative (ADR)[1]	229,823	2,342
Financials 0.03%
Itaú Unibanco Holding SA, preferred nominative (ADR)	160,000	718
Real estate 0.00%
Ayala Land, Inc., preferred shares[1,2,3]	15,000,000	—[5]
Total preferred securities (cost: $29,011,000)		22,697
Rights & warrants 0.94% Health care 0.72%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[2,6]	1,594,320	20,239
Consumer staples 0.22%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[2,6]	348,300	6,146
Total rights & warrants (cost: $15,629,000)		26,385
Bonds, notes & other debt instruments 2.84% Bonds & notes of governments & government agencies outside the U.S. 2.56%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[6]	$ 1,400	1,366
Angola (Republic of) 9.50% 2025	600	259
Angola (Repulic of) 8.00% 2029[6]	2,000	835
Argentine Republic 1.40% 2023	ARS146,175	850
Argentine Republic 8.28% 2033[7]	$1,318	474
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[8]	1,700	516
Argentine Republic 6.875% 2048	2,595	684
Bahrain (Kingdom of) 6.75% 2029[6]	500	449
Belarus (Republic of) 6.875% 2023	500	492
Brazil (Federative Republic of) Global 5.625% 2047	1,095	1,134
Buenos Aires (City of) 8.95% 2021	359	326
Cameroon (Republic of) 9.50% 2025	1,750	1,589
Colombia (Republic of) 4.50% 2026	1,250	1,271
Costa Rica (Republic of) 6.125% 2031[6]	1,000	850
Dominican Republic 5.50% 2025[6]	370	358
Dominican Republic 8.625% 2027[6]	575	609
Dominican Republic 11.25% 2027	DOP22,900	448
Dominican Republic 11.375% 2029	12,800	252
Dominican Republic 7.45% 2044[6]	$1,125	1,102
Dominican Republic 7.45% 2044	1,100	1,078
Dominican Republic 5.875% 2060[6]	780	665
Egypt (Arab Republic of) 16.00% 2022	EGP7,800	511
Egypt (Arab Republic of) 5.625% 2030	€900	762
Egypt (Arab Republic of) 8.50% 2047	$1,000	825
Egypt (Arab Republic of) 8.15% 2059[6]	1,300	1,066
American Funds Insurance Series — New World Fund — Page 30 of 220

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ethiopia (Federal Democratic Republic of) 6.625% 2024	$1,400	$1,265
Gabonese Republic 6.375% 2024	2,000	1,402
Guatemala (Republic of) 4.375% 2027	1,100	1,065
Honduras (Republic of) 7.50% 2024	500	489
Honduras (Republic of) 6.25% 2027	1,000	879
Indonesia (Republic of) 4.75% 2026[6]	2,100	2,228
Indonesia (Republic of) 7.75% 2038	707	982
Indonesia (Republic of) 5.25% 2042	840	964
Iraq (Republic of) 6.752% 2023	1,520	1,238
Jordan (Hashemite Kingdom of) 6.125% 2026[6]	230	211
Jordan (Hashemite Kingdom of) 5.75% 2027[6]	1,530	1,357
Kazakhstan (Republic of) 6.50% 2045[6]	800	1,052
Kenya (Republic of) 6.875% 2024	1,350	1,292
Kenya (Republic of) 6.875% 2024[6]	900	861
Kenya (Republic of) 8.25% 2048[6]	500	464
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR2,000	469
Malaysia (Federation of), Series 0418, 4.893% 2038	2,300	594
Nigeria (Republic of) 6.375% 2023	$1,025	857
Nigeria (Republic of) 6.50% 2027	500	350
Nigeria (Republic of) 7.625% 2047	520	349
Oman (Sultanate of) 5.625% 2028	1,900	1,368
Pakistan (Islamic Republic of) 5.50% 2021[6]	900	863
Pakistan (Islamic Republic of) 5.625% 2022	500	469
Pakistan (Islamic Republic of) 8.25% 2024	300	267
Pakistan (Islamic Republic of) 8.25% 2025[6]	410	361
Pakistan (Islamic Republic of) 6.875% 2027[6]	1,500	1,254
Panama (Republic of) 3.75% 2026[6]	980	987
Panama (Republic of) 4.50% 2047	1,155	1,277
Panama (Republic of) 4.50% 2050	400	444
Panama (Republic of) 4.30% 2053	400	435
Paraguay (Republic of) 5.00% 2026[6]	500	515
Paraguay (Republic of) 4.70% 2027[6]	800	816
Paraguay (Republic of) 4.70% 2027	500	510
Peru (Republic of) 6.55% 2037	700	1,009
Poland (Republic of) 3.25% 2026	300	325
Qatar (State of) 4.50% 2028[6]	3,000	3,294
Romania 2.00% 2032	€1,350	1,341
Romania 5.125% 2048[6]	$1,500	1,553
Russian Federation 6.50% 2024	RUB70,000	894
Russian Federation 4.375% 2029[6]	$1,000	1,072
Russian Federation 6.90% 2029	RUB73,500	955
Russian Federation 5.10% 2035	$1,000	1,157
Russian Federation 5.25% 2047	400	486
Senegal (Republic of) 4.75% 2028	€1,000	1,005
South Africa (Republic of) 5.875% 2030	$1,800	1,575
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	173
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,000	690
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	254
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	434
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,010	626
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[6]	500	285
Tunisia (Republic of) 6.75% 2023	€110	111
Tunisia (Republic of) 5.625% 2024	365	335
Tunisia (Republic of) 5.75% 2025	$425	342
Turkey (Republic of) 4.875% 2043	1,295	906
American Funds Insurance Series — New World Fund — Page 31 of 220

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 5.75% 2047	$2,005	$1,484
Ukraine 7.75% 2027	2,700	2,483
Ukraine 9.75% 2028	700	683
Ukraine 7.375% 2032	1,750	1,597
Venezuela (Bolivarian Republic of) 7.00% 2018[9]	64	6
Venezuela (Bolivarian Republic of) 7.75% 2019[9]	1,149	115
Venezuela (Bolivarian Republic of) 6.00% 2020[9]	950	95
Venezuela (Bolivarian Republic of) 12.75% 2022[9]	85	9
Venezuela (Bolivarian Republic of) 9.00% 2023[9]	1,383	138
Venezuela (Bolivarian Republic of) 8.25% 2024[9]	299	30
Venezuela (Bolivarian Republic of) 7.65% 2025[9]	129	13
Venezuela (Bolivarian Republic of) 11.75% 2026[9]	64	6
Venezuela (Bolivarian Republic of) 9.25% 2027[9]	170	17
Venezuela (Bolivarian Republic of) 9.25% 2028[9]	319	32
Venezuela (Bolivarian Republic of) 11.95% 2031[9]	106	11
Venezuela (Bolivarian Republic of) 7.00% 2038[9]	107	11
		72,257
Corporate bonds & notes 0.28% Utilities 0.07%
Empresas Publicas de Medellin E.S.P. 4.25% 2029[6]	665	573
State Grid Overseas Investment Ltd. 3.50% 2027[6]	900	964
State Grid Overseas Investment Ltd. 4.25% 2028	500	568
		2,105
Financials 0.07%
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[8]	300	268
HSBK (Europe) BV 7.25% 2021[6]	1,125	1,154
VEB Finance Ltd. 6.902% 2020	600	601
		2,023
Energy 0.06%
Gazprom OJSC 6.51% 2022[6]	600	623
Petrobras Global Finance Co. 5.093% 2030[6]	827	758
Petrobras Global Finance Co. 6.85% 2115	314	300
		1,681
Materials 0.03%
Braskem Idesa Sapi 7.45% 2029[6]	300	213
CSN Resources SA 7.625% 2023	1,000	701
		914
Industrials 0.03%
DP World Crescent 4.848% 2028[6]	835	762
Communication services 0.02%
Tencent Holdings Ltd. 3.975% 2029	400	446
Total corporate bonds & notes		7,931
Total bonds, notes & other debt instruments (cost: $92,021,000)		80,188
American Funds Insurance Series — New World Fund — Page 32 of 220

unaudited
Short-term securities 8.36% Money market investments 8.30%	Shares	Value (000)
Capital Group Central Cash Fund 1.00%[10]	2,334,427	$233,536
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.25%[10,11]	470,812	471
Fidelity Institutional Money Market Funds - Government Portfolio 0.30%[10,11]	98,195	98
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.43%[10,11]	35,208	35
		234,140
Bills & notes of governments outside the U.S. 0.06%	Principal amount (000)
Nigerian Treasury Bill 12.58% due 1/5/2021	NGN730,000	1,713
Total short-term securities (cost: $235,161,000)		235,853
Total investment securities 99.86% (cost: $2,749,189,000)		2,816,365
Other assets less liabilities 0.14%		3,890
Net assets 100.00%		$2,820,255
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD1,974	MYR8,350	JPMorgan Chase	4/2/2020	$41
MYR3,190	USD729	Standard Chartered Bank	4/2/2020	9
MYR434	USD100	JPMorgan Chase	4/2/2020	1
MYR190	USD44	JPMorgan Chase	4/2/2020	—[5]
MYR4,536	USD1,054	JPMorgan Chase	4/2/2020	(4)
USD1,052	MYR4,536	JPMorgan Chase	5/4/2020	3
EUR25	USD28	Morgan Stanley	6/19/2020	—[5]
EUR178	USD199	Citibank	6/19/2020	(2)
EUR80	USD91	UBS AG	6/19/2020	(2)
USD4,415	EUR4,000	Goldman Sachs	6/19/2020	(11)
				$35
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,390,302,000, which represented 49.30% of the net assets of the fund. This amount includes $1,355,192,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Value determined using significant unobservable inputs.
[4]	All or a portion of this security was on loan. The total value of all such securities was $2,216,000, which represented .08% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,905,000, which represented 1.98% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 3/31/2020.
[11]	Security purchased with cash collateral from securities on loan.
American Funds Insurance Series — New World Fund — Page 33 of 220

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
MYR = Malaysian ringgits
NGN = Nigerian naira
RUB = Russian rubles
USD/$ = U.S. dollars
American Funds Insurance Series — New World Fund — Page 34 of 220

Blue Chip Income and Growth Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 92.29% Health care 20.40%	Shares	Value (000)
Abbott Laboratories	3,724,323	$293,886
Amgen Inc.	1,223,510	248,042
Gilead Sciences, Inc.	2,913,712	217,829
AbbVie Inc.	2,227,460	169,710
UnitedHealth Group Inc.	574,000	143,144
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	92,798
Medtronic PLC	700,000	63,126
Humana Inc.	172,700	54,231
Merck & Co., Inc.	500,000	38,470
Stryker Corp.	218,400	36,362
Thermo Fisher Scientific Inc.	87,000	24,673
Zimmer Biomet Holdings, Inc.	225,000	22,743
Bristol-Myers Squibb Co.	400,000	22,296
PerkinElmer, Inc.	210,400	15,839
		1,443,149
Information technology 13.56%
Microsoft Corp.	2,498,500	394,038
Broadcom Inc.	814,100	193,023
Mastercard Inc., Class A	431,700	104,282
Apple Inc.	400,000	101,716
Intel Corp.	1,680,000	90,922
Automatic Data Processing, Inc.	338,500	46,266
SS&C Technologies Holdings, Inc.	253,500	11,108
ASML Holding NV (New York registered)	39,200	10,256
QUALCOMM Inc.	109,000	7,374
		958,985
Industrials 11.66%
CSX Corp.	3,446,662	197,494
United Technologies Corp.	1,460,000	137,722
General Dynamics Corp.	980,000	129,664
Illinois Tool Works Inc.	650,000	92,378
Union Pacific Corp.	520,000	73,341
Boeing Co.	455,000	67,859
L3Harris Technologies, Inc.	268,200	48,308
Airbus Group SE (ADR)	2,639,000	42,620
Fortive Corp.	548,700	30,283
Robert Half International Inc.	56,000	2,114
ManpowerGroup Inc.	35,000	1,854
Rolls-Royce Holdings PLC (ADR)	356,800	1,505
		825,142
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 220

unaudited
Common stocks (continued) Consumer staples 10.84%	Shares	Value (000)
Philip Morris International Inc.	3,247,900	$236,967
Constellation Brands, Inc., Class A	1,129,900	161,982
British American Tobacco PLC (ADR)	2,628,200	89,858
Altria Group, Inc.	1,500,000	58,005
Coca-Cola Co.	1,250,000	55,313
PepsiCo, Inc.	400,000	48,040
Keurig Dr Pepper Inc.	1,594,000	38,686
Costco Wholesale Corp.	108,000	30,794
Lamb Weston Holdings, Inc.	400,000	22,840
Mondelez International, Inc.	384,000	19,231
Estée Lauder Cos. Inc., Class A	31,600	5,035
		766,751
Communication services 9.60%
Facebook, Inc., Class A1	1,564,800	261,009
Comcast Corp., Class A	4,410,800	151,643
Alphabet Inc., Class A1	103,775	120,581
Alphabet Inc., Class C1	3,000	3,489
Netflix, Inc.[1]	201,800	75,776
Verizon Communications Inc.	1,235,500	66,383
		678,881
Energy 8.87%
Exxon Mobil Corp.	4,605,261	174,862
EOG Resources, Inc.	4,428,300	159,066
Baker Hughes Co., Class A	7,646,000	80,283
Schlumberger Ltd.	2,954,000	39,849
Royal Dutch Shell PLC, Class B (ADR)	1,134,000	37,036
Concho Resources Inc.	859,500	36,830
Williams Cos., Inc.	2,492,000	35,262
Diamondback Energy, Inc.	1,320,033	34,585
TC Energy Corp.	600,000	26,580
Canadian Natural Resources, Ltd.	206,000	2,791
		627,144
Consumer discretionary 5.62%
McDonald’s Corp.	500,000	82,675
Royal Caribbean Cruises Ltd.	2,015,900	64,852
Hilton Worldwide Holdings Inc.	820,208	55,971
Lowe’s Cos., Inc.	429,900	36,993
General Motors Co.	1,548,500	32,178
Williams-Sonoma, Inc.	705,000	29,977
Marriott International, Inc., Class A	362,500	27,119
Home Depot, Inc.	125,499	23,432
Hasbro, Inc.	315,000	22,538
NIKE, Inc., Class B	225,000	18,616
Carnival Corp., units	249,000	3,279
		397,630
Financials 4.31%
JPMorgan Chase & Co.	1,269,000	114,248
AIA Group Ltd. (ADR)	1,006,000	36,206
U.S. Bancorp	1,000,000	34,450
American International Group, Inc.	1,399,000	33,926
Discover Financial Services	730,000	26,039
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 220

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Nasdaq, Inc.	260,000	$24,687
Citigroup Inc.	340,000	14,321
CME Group Inc., Class A	69,000	11,931
Wells Fargo & Co.	309,000	8,868
		304,676
Utilities 3.01%
Public Service Enterprise Group Inc.	2,594,000	116,496
Sempra Energy	331,000	37,400
American Electric Power Co., Inc.	450,000	35,991
NextEra Energy, Inc.	50,000	12,031
E.On SE (ADR)	1,090,000	11,227
		213,145
Real estate 2.29%
Crown Castle International Corp. REIT	484,000	69,890
Healthpeak Properties, Inc. REIT	954,000	22,753
Kimco Realty Corp. REIT	1,735,000	16,777
Digital Realty Trust, Inc. REIT	120,500	16,739
Simon Property Group, Inc. REIT	290,000	15,909
Alexandria Real Estate Equities, Inc. REIT	98,500	13,500
Equinix, Inc. REIT	10,000	6,246
		161,814
Materials 2.13%
Linde PLC	782,200	135,321
Freeport-McMoRan Inc.	2,260,000	15,255
		150,576
Total common stocks (cost: $6,600,732,000)		6,527,893
Rights & warrants 0.01% Financials 0.01%
American International Group, Inc., warrants, expire 2021[1]	1,151,554	921
Total rights & warrants (cost: $17,793,000)		921
Convertible stocks 0.07% Health care 0.07%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	4,900	5,062
Total convertible stocks (cost: $4,978,000)		5,062
Short-term securities 7.27% Money market investments 7.27%
Capital Group Central Cash Fund 1.00%[2]	5,141,556	514,361
Total short-term securities (cost: $512,663,000)		514,361
Total investment securities 99.64% (cost: $7,136,166,000)		7,048,237
Other assets less liabilities 0.36%		25,362
Net assets 100.00%		$7,073,599
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 220

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 3/31/2020.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 38 of 220

Global Growth and Income Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 87.73% Information technology 14.77%	Shares	Value (000)
Microsoft Corp.	281,000	$44,317
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	4,912,800	43,852
Broadcom Inc.	121,200	28,737
Apple Inc.	105,990	26,952
PagSeguro Digital Ltd., Class A2	1,128,752	21,819
ASML Holding NV1	70,000	18,603
Tokyo Electron Ltd.[1]	49,000	9,214
Fiserv, Inc.[2]	88,000	8,359
GoDaddy Inc., Class A2	142,000	8,110
Temenos AG1	60,000	7,867
SAP SE1	68,500	7,867
Advanced Micro Devices, Inc.[2]	98,400	4,475
Texas Instruments Inc.	40,000	3,997
Murata Manufacturing Co., Ltd.[1]	67,000	3,391
Afterpay Ltd.[1,2]	288,000	3,258
		240,818
Financials 12.77%
Société Générale[1]	1,387,831	23,347
Sberbank of Russia PJSC (ADR)[1]	1,710,000	16,202
Fannie Mae[2]	10,082,000	16,030
AIA Group Ltd.[1]	1,753,000	15,771
HDFC Bank Ltd.[1]	1,288,000	14,492
Toronto-Dominion Bank (CAD denominated)	300,700	12,784
CME Group Inc., Class A	70,000	12,104
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,195,000	11,690
DBS Group Holdings Ltd.[1]	803,000	10,499
Sony Financial Holdings Inc.[1]	550,000	9,296
Discover Financial Services	249,000	8,882
JPMorgan Chase & Co.	92,000	8,283
B3 SA - Brasil, Bolsa, Balcao	1,150,000	7,945
The Blackstone Group Inc., Class A	144,800	6,599
Macquarie Group Ltd.[1]	114,700	6,245
HDFC Life Insurance Co. Ltd.[1,2]	773,990	4,466
Bank Central Asia Tbk PT1	2,345,000	3,965
Barclays PLC[1]	3,365,000	3,910
BB Seguridade Participações SA	765,000	3,659
Truist Financial Corp.	116,550	3,594
CIT Group Inc.	181,750	3,137
AXA SA1	145,000	2,511
Prudential PLC[1]	177,000	2,259
UniCredit SpA[1]	56,319	441
		208,111
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 220

unaudited
Common stocks (continued) Industrials 10.28%	Shares	Value (000)
Airbus SE, non-registered shares[1]	607,200	$39,397
Lockheed Martin Corp.	66,000	22,371
CCR SA, ordinary nominative	7,680,800	17,339
Safran SA1	123,500	10,855
Rheinmetall AG1	151,500	10,813
BAE Systems PLC[1]	1,520,000	9,808
General Dynamics Corp.	65,000	8,600
Illinois Tool Works Inc.	54,000	7,674
Boeing Co.	49,400	7,368
Honeywell International Inc.	48,000	6,422
Experian PLC[1]	171,000	4,760
Watsco, Inc.	23,500	3,714
Union Pacific Corp.	24,400	3,441
Aeroflot - Russian Airlines PJSC[1]	3,920,000	3,400
VINCI SA1	37,128	3,072
DCC PLC[1]	45,600	2,876
International Consolidated Airlines Group SA (CDI)[1]	1,035,000	2,744
MTU Aero Engines AG1	18,300	2,681
CSX Corp.	2,700	155
		167,490
Health care 9.93%
Novartis AG1	323,000	26,694
UnitedHealth Group Inc.	86,300	21,522
Abbott Laboratories	171,000	13,494
Centene Corp.[2]	202,000	12,001
Boston Scientific Corp.[2]	351,000	11,453
HOYA Corp.[1]	117,000	9,952
Illumina, Inc.[2]	34,000	9,286
Hikma Pharmaceuticals PLC[1]	340,000	8,571
AstraZeneca PLC[1]	83,000	7,414
CSL Ltd.[1]	35,200	6,385
DexCom, Inc.[2]	23,700	6,382
Eli Lilly and Co.	45,000	6,242
Biogen Inc.[2]	17,500	5,537
Koninklijke Philips NV (EUR denominated)[1]	100,000	4,047
Insulet Corp.[2]	23,600	3,910
Pfizer Inc.	104,000	3,395
Hypera SA, ordinary nominative	562,000	3,092
Merck & Co., Inc.	33,000	2,539
		161,916
Communication services 8.22%
Nintendo Co., Ltd.[1]	122,300	47,170
Alphabet Inc., Class A2	21,800	25,330
Alphabet Inc., Class C2	7,000	8,140
Comcast Corp., Class A	546,000	18,772
Facebook, Inc., Class A2	44,000	7,339
Walt Disney Co.	67,000	6,472
Activision Blizzard, Inc.[2]	101,000	6,007
Advanced Info Service PCL, foreign registered[1]	820,000	5,044
New York Times Co., Class A	160,000	4,914
Tencent Holdings Ltd.[1]	100,000	4,876
		134,064
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 220

unaudited
Common stocks (continued) Consumer discretionary 7.81%	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE1	57,300	$21,270
Alibaba Group Holding Ltd.[1,2]	738,400	17,369
Home Depot, Inc.	75,500	14,097
Flutter Entertainment PLC (EUR denominated)[1]	124,000	11,241
General Motors Co.	400,000	8,312
Amazon.com, Inc.[2]	3,400	6,629
NIKE, Inc., Class B	80,000	6,619
GVC Holdings PLC[1]	920,000	6,386
Levi Strauss & Co., Class A	485,563	6,036
Accor SA1	163,500	4,472
adidas AG1	18,500	4,256
Naspers Ltd., Class N1	27,000	3,836
Melco Resorts & Entertainment Ltd. (ADR)	297,000	3,683
Restaurant Brands International Inc. (CAD denominated)	75,000	3,022
Norwegian Cruise Line Holdings Ltd.[2]	275,000	3,014
Royal Caribbean Cruises Ltd.	93,000	2,992
Trainline PLC[1,2]	707,300	2,958
Aston Martin Lagonda Global Holdings PLC[1,2]	457,000	1,121
		127,313
Utilities 6.23%
E.ON SE1	3,644,000	38,322
Enel SpA[1]	3,539,000	24,633
Ørsted AS1	215,107	21,125
China Resources Gas Group Ltd.[1]	1,350,000	6,777
Brookfield Infrastructure Partners LP	170,000	6,173
American Electric Power Co., Inc.	49,000	3,919
Brookfield Infrastructure Corp., Class A2	18,888	661
		101,610
Real estate 5.16%
MGM Growth Properties LLC REIT, Class A	901,200	21,331
Alexandria Real Estate Equities, Inc. REIT	103,000	14,117
Gaming and Leisure Properties, Inc. REIT	425,000	11,777
Digital Realty Trust, Inc. REIT	72,000	10,002
Prologis, Inc. REIT	90,000	7,233
Crown Castle International Corp. REIT	37,000	5,343
Vonovia SE1	104,442	5,148
Longfor Group Holdings Ltd.[1]	1,025,000	4,960
Iron Mountain Inc. REIT	177,700	4,229
		84,140
Energy 4.83%
EOG Resources, Inc.	802,000	28,808
Reliance Industries Ltd.[1]	1,606,099	23,640
Gazprom PJSC (ADR)[1]	3,431,000	15,807
Galp Energia, SGPS, SA, Class B1	708,000	8,083
Worley Ltd.[1]	590,000	2,312
		78,650
Consumer staples 3.99%
Nestlé SA1	324,275	33,423
British American Tobacco PLC[1]	252,000	8,605
Philip Morris International Inc.	80,000	5,837
Keurig Dr Pepper Inc.	235,000	5,704
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 220

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Pernod Ricard SA1	35,000	$4,978
Coca-Cola European Partners PLC	95,000	3,565
Coca-Cola FEMSA, SAB de CV, units	710,000	2,863
		64,975
Materials 3.74%
Koninklijke DSM NV1	109,000	12,386
Fortescue Metals Group Ltd.[1]	1,947,000	11,892
Vale SA, ordinary nominative	1,320,000	10,979
Freeport-McMoRan Inc.	1,200,000	8,100
Shin-Etsu Chemical Co., Ltd.[1]	63,000	6,244
Air Products and Chemicals, Inc.	26,000	5,190
Allegheny Technologies Inc.[2]	415,000	3,528
First Quantum Minerals Ltd.	531,500	2,715
		61,034
Total common stocks (cost: $1,356,629,000)		1,430,121
Bonds, notes & other debt instruments 2.10% Corporate bonds & notes 2.10% Communication services 2.10%	Principal amount (000)
Sprint Corp. 7.25% 2021	$33,000	34,193
Total bonds, notes & other debt instruments (cost: $32,148,000)		34,193
Short-term securities 9.74% Money market investments 9.74%	Shares
Capital Group Central Cash Fund 1.00%[3]	1,587,639	158,828
Total short-term securities (cost: $157,997,000)		158,828
Total investment securities 99.57% (cost: $1,546,774,000)		1,623,142
Other assets less liabilities 0.43%		6,955
Net assets 100.00%		$1,630,097
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD6,113	AUD10,500	HSBC Bank	4/28/2020	$(347)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $730,949,000, which represented 44.84% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 3/31/2020.
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 220

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth and Income Fund — Page 43 of 220

Growth-Income Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 91.02% Health care 16.94%	Shares	Value (000)
Gilead Sciences, Inc.	10,522,000	$786,625
UnitedHealth Group Inc.	2,523,641	629,346
Abbott Laboratories	5,940,770	468,786
Amgen Inc.	2,030,500	411,643
Eli Lilly and Co.	1,631,700	226,350
Merck & Co., Inc.	2,788,880	214,577
AstraZeneca PLC[1]	1,768,500	157,977
AstraZeneca PLC (ADR)	1,228,600	54,869
Seattle Genetics, Inc.[2]	1,536,306	177,259
GlaxoSmithKline PLC[1]	8,507,600	159,580
Thermo Fisher Scientific Inc.	434,700	123,281
AbbVie Inc.	1,491,936	113,671
Illumina, Inc.[2]	377,945	103,224
Incyte Corp.[2]	1,330,900	97,462
Novo Nordisk A/S, Class B1	1,611,056	97,181
Daiichi Sankyo Co., Ltd.[1]	1,392,000	95,772
Anthem, Inc.	409,125	92,888
Novartis AG1	861,059	71,162
Baxter International Inc.	833,000	67,631
Chugai Pharmaceutical Co., Ltd.[1]	538,200	62,297
Cigna Corp.	337,313	59,765
Johnson & Johnson	400,000	52,452
PerkinElmer, Inc.	650,000	48,932
PRA Health Sciences, Inc.[2]	568,500	47,208
Vertex Pharmaceuticals Inc.[2]	192,000	45,686
Alcon Inc.[1,2]	885,000	45,163
Medtronic PLC	425,000	38,327
Ultragenyx Pharmaceutical Inc.[2]	771,000	34,256
Elanco Animal Health Inc.[2]	1,501,355	33,615
Allakos Inc.[2]	511,000	22,734
Stryker Corp.	133,035	22,149
Biohaven Pharmaceutical Holding Co. Ltd.[2]	618,100	21,034
Edwards Lifesciences Corp.[2]	110,250	20,795
Humana Inc.	65,300	20,506
Karuna Therapeutics, Inc.[2]	215,600	15,523
Gossamer Bio, Inc.[2]	1,325,000	13,449
Neurocrine Biosciences, Inc.[2]	140,600	12,169
Zimmer Biomet Holdings, Inc.	114,900	11,614
CVS Health Corp.	161,300	9,570
Allogene Therapeutics, Inc.[2]	458,500	8,913
Agios Pharmaceuticals, Inc.[2]	178,700	6,340
Bluebird Bio, Inc.[2]	109,400	5,028
Sage Therapeutics, Inc.[2]	123,300	3,541
		4,810,350
American Funds Insurance Series — Growth-Income Fund — Page 44 of 220

unaudited
Common stocks (continued) Information technology 15.97%	Shares	Value (000)
Microsoft Corp.	9,389,500	$1,480,818
Broadcom Inc.	2,631,134	623,842
Intel Corp.	5,612,300	303,738
Mastercard Inc., Class A	1,008,500	243,613
Visa Inc., Class A	1,340,200	215,933
Accenture PLC, Class A	1,067,900	174,345
Autodesk, Inc.[2]	896,000	139,866
Adobe Inc.[2]	375,900	119,626
QUALCOMM Inc.	1,724,252	116,646
Automatic Data Processing, Inc.	755,000	103,193
ASML Holding NV1	219,000	58,202
ASML Holding NV (New York registered)	147,800	38,670
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,637,000	94,946
Global Payments Inc.	498,100	71,841
CDK Global, Inc.	2,042,800	67,106
Ceridian HCM Holding Inc.[2]	1,240,574	62,116
Amphenol Corp., Class A	826,000	60,199
Fiserv, Inc.[2]	536,700	50,981
PayPal Holdings, Inc.[2]	470,000	44,998
Texas Instruments Inc.	427,100	42,680
Euronet Worldwide, Inc.[2]	491,600	42,140
Atlassian Corp. PLC, Class A2	304,800	41,837
MKS Instruments, Inc.	481,000	39,177
Apple Inc.	151,900	38,627
NetApp, Inc.	873,100	36,399
ServiceNow, Inc.[2]	110,900	31,782
StoneCo Ltd., Class A2	1,285,500	27,985
FleetCor Technologies, Inc.[2]	150,000	27,981
SAP SE1	239,500	27,507
SYNNEX Corp.	367,700	26,879
TE Connectivity Ltd.	391,000	24,625
Teradata Corp.[2]	1,056,057	21,639
Applied Materials, Inc.	337,400	15,460
Trimble Inc.[2]	413,300	13,155
GoDaddy Inc., Class A2	90,300	5,157
		4,533,709
Communication services 13.49%
Facebook, Inc., Class A2	7,663,200	1,278,222
Netflix, Inc.[2]	2,250,925	845,222
Alphabet Inc., Class C2	301,184	350,220
Alphabet Inc., Class A2	247,980	288,140
Comcast Corp., Class A	8,502,700	292,323
Charter Communications, Inc., Class A2	401,569	175,209
Verizon Communications Inc.	3,001,600	161,276
Activision Blizzard, Inc.[2]	1,621,100	96,423
Tencent Holdings Ltd.[1]	1,295,500	63,171
Electronic Arts Inc.[2]	599,000	60,002
Fox Corp., Class A	2,537,000	59,949
Vodafone Group PLC[1]	39,633,021	55,364
Cable One, Inc.	33,300	54,745
ViacomCBS Inc., Class B	2,666,983	37,364
American Funds Insurance Series — Growth-Income Fund — Page 45 of 220

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
IAC/InterActiveCorp[2]	60,000	$10,754
Walt Disney Co.	16,358	1,580
		3,829,964
Industrials 9.86%
Northrop Grumman Corp.	733,200	221,830
BWX Technologies, Inc.	4,267,864	207,888
TransDigm Group Inc.	555,100	177,737
L3Harris Technologies, Inc.	953,100	171,672
United Technologies Corp.	1,795,300	169,351
CSX Corp.	2,941,000	168,519
Equifax Inc.	1,386,600	165,629
Woodward, Inc.	2,540,200	150,990
Airbus SE, non-registered shares[1]	2,212,564	143,558
Norfolk Southern Corp.	964,300	140,788
Waste Connections, Inc.	1,309,600	101,494
General Dynamics Corp.	747,000	98,836
Lockheed Martin Corp.	274,900	93,177
Safran SA1	1,029,409	90,481
Waste Management, Inc.	767,700	71,058
Union Pacific Corp.	412,677	58,204
CAE Inc.	4,589,000	58,011
Westinghouse Air Brake Technologies Corp.	1,113,758	53,605
Old Dominion Freight Line, Inc.	405,000	53,160
Meggitt PLC[1]	14,150,464	51,262
Boeing Co.	301,350	44,943
Fortive Corp.	745,000	41,117
Caterpillar Inc.	275,800	32,004
General Electric Co.	3,800,000	30,172
Middleby Corp.[2]	441,000	25,084
Air Lease Corp., Class A	1,058,100	23,426
Boyd Group Services Inc.	224,700	23,391
Masco Corp.	654,000	22,609
Fastenal Co.	635,000	19,844
Deere & Co.	137,400	18,983
Covanta Holding Corp.	2,019,800	17,269
RELX PLC[1]	763,100	16,359
Robert Half International Inc.	377,500	14,251
ManpowerGroup Inc.	252,000	13,354
Nielsen Holdings PLC	856,400	10,739
		2,800,795
Financials 8.87%
CME Group Inc., Class A	1,804,800	312,068
Intercontinental Exchange, Inc.	3,183,555	257,072
JPMorgan Chase & Co.	2,545,030	229,129
Nasdaq, Inc.	2,129,600	202,205
Aon PLC, Class A	1,214,800	200,491
Marsh & McLennan Cos., Inc.	1,755,200	151,755
Moody’s Corp.	674,558	142,669
Chubb Ltd.	1,120,100	125,104
Bank of New York Mellon Corp.	3,655,100	123,104
State Street Corp.	1,485,300	79,122
S&P Global Inc.	281,500	68,982
American International Group, Inc.	2,764,541	67,040
American Funds Insurance Series — Growth-Income Fund — Page 46 of 220

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
BlackRock, Inc.	129,300	$56,888
EXOR NV1	955,000	49,192
Power Corp. of Canada, subordinate voting shares	2,625,000	42,230
Kotak Mahindra Bank Ltd.[1]	2,437,778	41,255
Truist Financial Corp.	1,308,519	40,355
UniCredit SpA[1]	5,138,000	40,229
London Stock Exchange Group PLC[1]	424,000	38,203
Wells Fargo & Co.	1,222,300	35,080
M&T Bank Corp.	333,600	34,504
B3 SA - Brasil, Bolsa, Balcao	4,750,000	32,818
Charles Schwab Corp.	879,000	29,552
Banco Santander, SA1	11,000,000	26,773
American Express Co.	300,000	25,683
PNC Financial Services Group, Inc.	248,900	23,825
Bank of Montreal	461,200	23,288
UBS Group AG1	1,343,666	12,558
Bank of America Corp.	344,600	7,316
		2,518,490
Consumer staples 6.58%
British American Tobacco PLC[1]	8,069,260	275,552
British American Tobacco PLC (ADR)	479,440	16,392
Keurig Dr Pepper Inc.	8,142,035	197,607
Coca-Cola Co.	4,149,700	183,624
Philip Morris International Inc.	2,207,640	161,069
Carlsberg A/S, Class B1	1,326,568	150,587
Mondelez International, Inc.	2,867,900	143,625
Costco Wholesale Corp.	485,800	138,516
Nestlé SA1	1,272,846	131,190
Lamb Weston Holdings, Inc.	1,584,000	90,446
Reckitt Benckiser Group PLC[1]	875,000	67,154
Pernod Ricard SA1	467,413	66,484
Procter & Gamble Co.	503,178	55,350
Diageo PLC[1]	1,220,000	39,075
PepsiCo, Inc.	307,519	36,933
Estée Lauder Cos. Inc., Class A	228,000	36,330
Church & Dwight Co., Inc.	446,400	28,650
Herbalife Nutrition Ltd.[2]	849,000	24,757
Walgreens Boots Alliance, Inc.	509,200	23,296
		1,866,637
Consumer discretionary 5.84%
Amazon.com, Inc.[2]	395,030	770,198
Home Depot, Inc.	688,000	128,456
Lowe’s Cos., Inc.	1,360,900	117,105
Hilton Worldwide Holdings Inc.	1,660,655	113,323
Hasbro, Inc.	1,150,000	82,282
Booking Holdings Inc.[2]	47,600	64,037
Marriott International, Inc., Class A	799,000	59,773
Thor Industries, Inc.	1,071,000	45,175
Chipotle Mexican Grill, Inc.[2]	59,710	39,074
Wyndham Hotels & Resorts, Inc.	1,187,334	37,413
TJX Cos., Inc.	751,000	35,905
General Motors Co.	1,720,000	35,742
Wynn Resorts, Ltd.	490,966	29,551
American Funds Insurance Series — Growth-Income Fund — Page 47 of 220

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Royal Caribbean Cruises Ltd.	704,500	$22,664
NIKE, Inc., Class B	255,000	21,099
Ferrari NV1	110,000	17,097
Newell Brands Inc.	1,137,800	15,110
YUM! Brands, Inc.	205,630	14,092
Signet Jewelers Ltd.	1,476,524	9,524
		1,657,620
Materials 4.01%
Celanese Corp.	3,105,733	227,930
Linde PLC	928,000	160,544
LyondellBasell Industries NV	2,453,100	121,747
International Flavors & Fragrances Inc.	1,075,000	109,736
Vale SA, ordinary nominative (ADR)	9,206,039	76,318
Vale SA, ordinary nominative	3,404,848	28,321
Dow Inc.	2,859,700	83,618
DuPont de Nemours Inc.	1,909,700	65,121
Air Products and Chemicals, Inc.	312,100	62,298
Rio Tinto PLC[1]	1,020,655	46,851
Barrick Gold Corp.	2,373,000	43,473
Freeport-McMoRan Inc.	4,073,000	27,493
Mosaic Co.	2,522,400	27,292
Sherwin-Williams Co.	52,000	23,895
Centerra Gold Inc.[2]	2,917,909	17,355
Asahi Kasei Corp.[1]	2,392,300	16,908
		1,138,900
Energy 3.98%
Enbridge Inc. (CAD denominated)	7,061,412	205,625
Chevron Corp.	2,801,400	202,989
Exxon Mobil Corp.	3,524,200	133,814
EOG Resources, Inc.	3,453,800	124,061
Canadian Natural Resources, Ltd. (CAD denominated)	8,803,800	120,424
ConocoPhillips	2,511,910	77,367
TC Energy Corp. (CAD denominated)	1,168,019	51,915
Schlumberger Ltd.	3,527,900	47,591
Equitrans Midstream Corp.	8,625,300	43,385
Baker Hughes Co., Class A	3,479,600	36,536
Royal Dutch Shell PLC, Class B (ADR)	978,300	31,951
Royal Dutch Shell PLC, Class A (ADR)	13,204	461
Concho Resources Inc.	653,000	27,981
BP PLC[1]	4,388,542	18,670
TOTAL SA1	167,275	6,487
Weatherford International[2]	128,424	764
Tullow Oil PLC[1]	3,674,051	486
		1,130,507
Real estate 3.45%
Equinix, Inc. REIT	513,800	320,904
Crown Castle International Corp. REIT	1,707,500	246,563
MGM Growth Properties LLC REIT, Class A	5,613,000	132,860
American Tower Corp. REIT	448,900	97,748
VICI Properties Inc. REIT	4,180,000	69,555
SBA Communications Corp. REIT	210,000	56,694
American Funds Insurance Series — Growth-Income Fund — Page 48 of 220

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Digital Realty Trust, Inc. REIT	351,000	$48,757
Kimco Realty Corp. REIT	734,500	7,103
		980,184
Utilities 2.03%
Sempra Energy	1,357,700	153,406
Edison International	1,463,200	80,169
E.ON SE1	7,377,310	77,584
American Electric Power Co., Inc.	876,600	70,110
Enel SpA[1]	8,712,341	60,642
Exelon Corp.	1,615,600	59,470
AES Corp.	3,314,800	45,081
Public Service Enterprise Group Inc.	686,500	30,831
		577,293
Total common stocks (cost: $22,368,998,000)		25,844,449
Convertible stocks 0.56% Real estate 0.27%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	62,000	77,500
Health care 0.18%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	50,000	51,658
Information technology 0.11%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	32,900	30,740
Total convertible stocks (cost: $154,601,000)		159,898
Bonds, notes & other debt instruments 0.10% U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%	Principal amount (000)
U.S. Treasury 2.00% 2050	$ 21,408	24,889
Total U.S. Treasury bonds & notes		24,889
Corporate bonds & notes 0.01% Energy 0.01%
Weatherford International PLC 11.00% 2024[3]	5,280	3,223
Total corporate bonds & notes		3,223
Total bonds, notes & other debt instruments (cost: $30,025,000)		28,112
Short-term securities 7.79% Money market investments 7.79%	Shares
Capital Group Central Cash Fund 1.00%[4]	22,106,905	2,211,575
Total short-term securities (cost: $2,205,251,000)		2,211,575
Total investment securities 99.47% (cost: $24,758,875,000)		28,244,034
Other assets less liabilities 0.53%		151,699
Net assets 100.00%		$28,395,733
American Funds Insurance Series — Growth-Income Fund — Page 49 of 220

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.[5]	5,414,670	279,000	1,425,806	4,267,864	$(12,701)	$(58,634)	$958	$—
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,472,959,000, which represented 8.71% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,223,000, which represented .01% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 3/31/2020.
[5]	Unaffiliated issuer at 3/31/2020.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 50 of 220

International Growth and Income Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 89.89% Financials 18.49%	Shares	Value (000)
Zurich Insurance Group AG1	92,200	$32,727
HDFC Bank Ltd.[1]	2,457,600	27,652
Banco Santander, SA1	8,856,538	21,556
AIA Group Ltd.[1]	2,338,600	21,039
ING Groep NV1	2,789,300	14,610
Insurance Australia Group Ltd.[1]	3,666,000	14,285
Sony Financial Holdings Inc.[1]	660,400	11,163
Sberbank of Russia PJSC (ADR)[1]	999,000	9,466
Bank Rakyat Indonesia (Persero) Tbk PT1	43,843,000	8,062
PICC Property and Casualty Co. Ltd., Class H1	7,905,000	7,603
DBS Group Holdings Ltd.[1]	558,000	7,296
Haci Ömer Sabanci Holding AS1	6,520,900	7,263
Moscow Exchange MICEX-RTS PJSC[1]	5,665,000	7,000
B3 SA - Brasil, Bolsa, Balcao	782,500	5,406
UniCredit SpA[1]	630,000	4,933
ABN AMRO Bank NV, depository receipts[1]	188,000	1,543
		201,604
Industrials 11.88%
Shanghai International Airport Co., Ltd., Class A1	2,590,033	22,297
Airbus SE, non-registered shares[1]	216,160	14,025
ASSA ABLOY AB, Class B1	681,100	12,876
Komatsu Ltd.[1]	629,600	10,360
SAAB AB, Class B1	510,000	9,802
Recruit Holdings Co., Ltd.[1]	350,100	9,040
Airports of Thailand PCL, foreign registered[1]	5,250,000	8,214
SMC Corp.[1]	18,800	8,025
Alliance Global Group, Inc.[1,2]	58,340,900	7,974
Adani Ports & Special Economic Zone Ltd.[1]	1,975,327	6,456
GT Capital Holdings, Inc.[1]	797,142	6,327
Aena SME, SA, non-registered shares[1]	52,450	5,724
ALD SA1	513,000	4,511
International Container Terminal Services, Inc.[1]	1,000,000	1,460
Deutsche Lufthansa AG1	145,000	1,385
International Consolidated Airlines Group SA (CDI)[1]	395,800	1,049
		129,525
Health care 11.42%
Novartis AG1	502,545	41,533
Daiichi Sankyo Co., Ltd.[1]	561,000	38,597
Takeda Pharmaceutical Co. Ltd.[1]	518,353	15,863
Fresenius SE & Co. KGaA[1]	283,701	10,661
Chugai Pharmaceutical Co., Ltd.[1]	76,300	8,832
Teva Pharmaceutical Industries Ltd. (ADR)[2]	662,000	5,945
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 220

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Alcon Inc.[1,2]	48,672	$2,484
NMC Health PLC[1,3]	916,810	596
		124,511
Consumer discretionary 10.43%
Sony Corp.[1]	346,900	20,621
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	17,817
Luckin Coffee Inc., Class A (ADR)[2]	626,340	17,030
Kering SA1	29,000	15,132
GVC Holdings PLC[1]	1,975,100	13,710
Galaxy Entertainment Group Ltd.[1]	2,365,000	12,527
Alibaba Group Holding Ltd. (ADR)[2]	53,850	10,473
Taylor Wimpey PLC[1]	2,230,000	3,241
Inchcape PLC[1]	589,000	3,161
		113,712
Utilities 8.90%
E.ON SE1	4,364,000	45,894
ENN Energy Holdings Ltd.[1]	1,658,000	15,945
Ørsted AS1	92,807	9,114
Iberdrola, SA, non-registered shares[1]	807,869	7,977
Centrica PLC[1]	16,886,800	7,943
SSE PLC[1]	325,150	5,248
National Grid PLC[1]	359,664	4,215
Naturgy Energy Group, SA1	36,486	646
		96,982
Information technology 6.45%
Tokyo Electron Ltd.[1]	96,500	18,146
SUMCO Corp.[1]	1,230,000	15,818
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,520,000	13,567
ASML Holding NV1	47,800	12,703
Samsung Electronics Co., Ltd.[1]	259,000	10,066
		70,300
Materials 4.81%
Rio Tinto PLC[1]	390,800	17,939
Air Liquide SA, non-registered shares[1]	79,200	10,151
Kansai Paint Co., Ltd.[1]	512,000	9,763
Akzo Nobel NV1	93,955	6,194
UPL Ltd.[1]	1,148,000	4,907
Vale SA, ordinary nominative (ADR)	424,300	3,517
		52,471
Consumer staples 4.60%
British American Tobacco PLC[1]	548,402	18,727
Pernod Ricard SA1	79,400	11,294
Coca-Cola Icecek AS, Class C1	1,544,661	8,069
Kirin Holdings Co., Ltd.[1]	313,000	6,199
Imperial Brands PLC[1]	316,016	5,858
		50,147
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 220

unaudited
Common stocks (continued) Communication services 4.51%	Shares	Value (000)
SoftBank Group Corp.[1]	580,800	$20,338
Yandex NV, Class A2	470,000	16,004
Nippon Telegraph and Telephone Corp.[1]	251,600	5,971
Tencent Holdings Ltd.[1]	116,700	5,690
Singapore Telecommunications Ltd.[1]	662,795	1,185
		49,188
Energy 4.39%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,801,191	31,520
Royal Dutch Shell PLC, Class B1	138,000	2,314
TOTAL SA1	184,334	7,149
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	3,727
Canadian Natural Resources, Ltd.	92,000	1,247
Cenovus Energy Inc.	935,000	1,887
		47,844
Real estate 4.01%
Sun Hung Kai Properties Ltd.[1]	1,833,000	24,067
CK Asset Holdings Ltd.[1]	2,626,000	14,286
China Resources Land Ltd.[1]	1,308,000	5,366
		43,719
Total common stocks (cost: $1,072,524,000)		980,003
Preferred securities 1.65% Financials 1.25%
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,020,750	13,563
Energy 0.40%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	741,700	3,998
Petróleo Brasileiro SA (Petrobras), preferred nominative	143,000	385
		4,383
Total preferred securities (cost: $29,356,000)		17,946
Bonds, notes & other debt instruments 1.05% Corporate bonds & notes 0.61% Health care 0.33%	Principal amount (000)
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	901
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	856
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	1,865	1,849
		3,606
Energy 0.28%
Petróleos Mexicanos 6.875% 2026	3,617	2,780
Petróleos Mexicanos 6.35% 2048	354	225
Petróleos Mexicanos 6.95% 2060[4]	98	66
		3,071
Total corporate bonds & notes		6,677
American Funds Insurance Series — International Growth and Income Fund — Page 53 of 220

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments outside the U.S. 0.44%	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	$4,781
Total bonds, notes & other debt instruments (cost: $13,808,000)		11,458
Short-term securities 6.96% Money market investments 6.96%	Shares
Capital Group Central Cash Fund 1.00%[5]	758,582	75,889
Total short-term securities (cost: $75,515,000)		75,889
Total investment securities 99.55% (cost: $1,191,203,000)		1,085,296
Other assets less liabilities 0.45%		4,936
Net assets 100.00%		$1,090,232
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $914,767,000, which represented 83.91% of the net assets of the fund. This amount includes $914,171,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,915,000, which represented .18% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 3/31/2020.
Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
American Funds Insurance Series — International Growth and Income Fund — Page 54 of 220

Capital Income Builder®
Investment portfolio
March 31, 2020
unaudited
Common stocks 64.17% Consumer staples 11.27%	Shares	Value (000)
British American Tobacco PLC[1]	475,900	$16,251
Philip Morris International Inc.	188,220	13,733
Nestlé SA1	98,316	10,133
Diageo PLC[1]	303,200	9,711
Coca-Cola Co.	215,500	9,536
Carlsberg A/S, Class B1	79,733	9,051
Altria Group, Inc.	221,970	8,584
Imperial Brands PLC[1]	342,700	6,352
Danone SA1	72,020	4,645
Reckitt Benckiser Group PLC[1]	60,000	4,605
Unilever PLC[1]	43,800	2,211
Japan Tobacco Inc.[1]	97,100	1,797
Anheuser-Busch InBev SA/NV1	21,123	938
		97,547
Information technology 9.16%
Microsoft Corp.	108,820	17,162
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,451,800	12,959
Broadcom Inc.	51,500	12,210
Intel Corp.	221,100	11,966
QUALCOMM Inc.	123,400	8,348
KLA Corp.	30,200	4,341
Vanguard International Semiconductor Corp.[1]	2,070,700	4,061
Delta Electronics, Inc.[1]	805,200	3,209
NetApp, Inc.	62,700	2,614
VTech Holdings Ltd.[1]	328,400	2,369
		79,239
Financials 8.12%
CME Group Inc., Class A	66,166	11,441
Zurich Insurance Group AG1	31,098	11,038
Truist Financial Corp.	264,906	8,170
JPMorgan Chase & Co.	78,200	7,040
Swedbank AB, Class A1,2	491,690	5,491
Sampo Oyj, Class A1	178,066	5,208
Svenska Handelsbanken AB, Class A1,2	553,166	4,632
PNC Financial Services Group, Inc.	37,900	3,628
East West Bancorp, Inc.	122,600	3,156
Everest Re Group, Ltd.	14,872	2,862
The Blackstone Group Inc., Class A	43,100	1,964
China Merchants Bank Co., Ltd., Class H1	393,000	1,764
Hong Kong Exchanges and Clearing Ltd.[1]	54,500	1,637
Marsh & McLennan Cos., Inc.	13,100	1,133
Lloyds Banking Group PLC[1]	2,108,700	831
MONETA Money Bank, AS, non-registered shares[1]	137,053	283
		70,278
American Funds Insurance Series — Capital Income Builder — Page 55 of 220

unaudited
Common stocks (continued) Real estate 7.39%	Shares	Value (000)
American Tower Corp. REIT	81,369	$17,718
Crown Castle International Corp. REIT	105,900	15,292
Link Real Estate Investment Trust REIT[1]	848,000	7,163
Digital Realty Trust, Inc. REIT	49,000	6,807
CK Asset Holdings Ltd.[1]	971,500	5,285
Longfor Group Holdings Ltd.[1]	770,000	3,726
Nexity SA, Class A, non-registered shares[1]	81,189	2,501
Equinix, Inc. REIT	3,400	2,124
Unibail-Rodamco-Westfield, non-registered shares REIT[1]	36,483	2,066
TAG Immobilien AG1	63,600	1,262
		63,944
Health care 6.87%
AstraZeneca PLC[1]	133,000	11,881
AstraZeneca PLC (ADR)	259,900	11,607
GlaxoSmithKline PLC[1]	706,000	13,243
Gilead Sciences, Inc.	131,300	9,816
Eli Lilly and Co.	37,200	5,160
Roche Holding AG, nonvoting, non-registered shares[1]	10,207	3,318
Merck & Co., Inc.	39,200	3,016
Koninklijke Philips NV (EUR denominated)[1]	35,323	1,430
		59,471
Utilities 4.59%
Enel SpA[1]	2,121,787	14,768
Edison International	151,600	8,306
Iberdrola, SA, non-registered shares[1]	565,238	5,581
SSE PLC[1]	345,224	5,572
Infratil Ltd.[1]	1,464,892	3,379
Exelon Corp.	57,700	2,124
		39,730
Energy 4.57%
Enbridge Inc. (CAD denominated)	503,070	14,649
Royal Dutch Shell PLC, Class B1	492,140	8,252
Royal Dutch Shell PLC, Class B (ADR)	8,500	277
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	101	2
TC Energy Corp. (CAD denominated)	164,400	7,307
Chevron Corp.	51,100	3,703
Equitrans Midstream Corp.	460,500	2,316
Schlumberger Ltd.	149,300	2,014
Inter Pipeline Ltd.	170,300	1,019
		39,539
Communication services 4.19%
Vodafone Group PLC[1]	6,536,800	9,131
Koninklijke KPN NV1	2,808,662	6,718
Nippon Telegraph and Telephone Corp.[1]	263,000	6,241
HKT Trust and HKT Ltd., units[1]	3,699,240	5,022
Verizon Communications Inc.	67,000	3,600
HKBN Ltd.[1]	1,801,500	2,834
BT Group PLC[1]	1,819,900	2,655
Gannett Co., Inc.	72,178	107
		36,308
American Funds Insurance Series — Capital Income Builder — Page 56 of 220

unaudited
Common stocks (continued) Industrials 2.88%	Shares	Value (000)
Airbus SE, non-registered shares[1]	92,716	$6,016
BOC Aviation Ltd.[1]	767,800	4,855
United Technologies Corp.	41,600	3,924
Union Pacific Corp.	26,400	3,724
Boeing Co.	15,700	2,342
RELX PLC[1]	91,900	1,970
Kühne + Nagel International AG1	11,185	1,537
Air New Zealand Ltd.[1]	1,031,724	518
		24,886
Consumer discretionary 2.73%
Las Vegas Sands Corp.	226,300	9,611
Sands China Ltd.[1]	2,000,400	7,280
Gree Electric Appliances, Inc. of Zhuhai, Class A1	533,700	3,944
Kering SA1	4,623	2,412
Royal Caribbean Cruises Ltd.	12,800	412
		23,659
Materials 2.40%
Dow Inc.	186,733	5,460
Givaudan SA1	1,202	3,727
Air Products and Chemicals, Inc.	15,700	3,134
Asahi Kasei Corp.[1]	420,300	2,970
Nutrien Ltd.	75,220	2,553
LyondellBasell Industries NV	30,100	1,494
Linde PLC	8,200	1,419
		20,757
Total common stocks (cost: $623,823,000)		555,358
Rights & warrants 0.00% Energy 0.00%
Ultra Petroleum Corp., warrants, expire 2025[2]	1,750	—[3]
Total rights & warrants (cost: $0)		—[3]
Convertible stocks 1.66% Utilities 0.86%
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	80,100	7,411
Real estate 0.46%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	3,150	3,937
Information technology 0.34%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	3,190	2,981
Total convertible stocks (cost: $14,911,000)		14,329
American Funds Insurance Series — Capital Income Builder — Page 57 of 220

unaudited
Bonds, notes & other debt instruments 26.92% Mortgage-backed obligations 12.48% Federal agency mortgage-backed obligations 11.75%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 2033[4]	$—[3]	$—[3]
Fannie Mae Pool #AD3566 5.00% 2035[4]	2	2
Fannie Mae Pool #AC0794 5.00% 2039[4]	10	12
Fannie Mae Pool #931768 5.00% 2039[4]	2	2
Fannie Mae Pool #AE0311 3.50% 2040[4]	23	25
Fannie Mae Pool #932606 5.00% 2040[4]	5	6
Fannie Mae Pool #AJ1873 4.00% 2041[4]	9	10
Fannie Mae Pool #AE1248 5.00% 2041[4]	13	14
Fannie Mae Pool #AE1274 5.00% 2041[4]	10	11
Fannie Mae Pool #AE1277 5.00% 2041[4]	5	6
Fannie Mae Pool #AE1283 5.00% 2041[4]	3	4
Fannie Mae Pool #AE1290 5.00% 2042[4]	8	9
Fannie Mae Pool #AL3829 3.50% 2043[4]	80	86
Fannie Mae Pool #AT7161 3.50% 2043[4]	37	40
Fannie Mae Pool #AR1512 3.50% 2043[4]	18	19
Fannie Mae Pool #AT0412 3.50% 2043[4]	8	9
Fannie Mae Pool #AT3954 3.50% 2043[4]	5	5
Fannie Mae Pool #AT0300 3.50% 2043[4]	3	3
Fannie Mae Pool #AX8521 3.50% 2044[4]	7	8
Fannie Mae Pool #AY1829 3.50% 2044[4]	5	6
Fannie Mae Pool #AW8240 3.50% 2044[4]	1	1
Fannie Mae Pool #BE5017 3.50% 2045[4]	46	49
Fannie Mae Pool #BE5009 3.50% 2045[4]	42	45
Fannie Mae Pool #BE8740 3.50% 2047[4]	40	43
Fannie Mae Pool #BE8742 3.50% 2047[4]	12	13
Fannie Mae Pool #BH2848 3.50% 2047[4]	7	7
Fannie Mae Pool #BH2847 3.50% 2047[4]	6	6
Fannie Mae Pool #BH2846 3.50% 2047[4]	5	6
Fannie Mae Pool #BJ5015 4.00% 2047[4]	107	117
Fannie Mae Pool #BH3122 4.00% 2047[4]	4	4
Fannie Mae Pool #BM4488 3.428% 2048[4,5]	1,348	1,401
Fannie Mae Pool #BJ4901 3.50% 2048[4]	24	26
Fannie Mae Pool #CA2850 4.00% 2048[4]	118	130
Fannie Mae Pool #BK6840 4.00% 2048[4]	71	77
Fannie Mae Pool #BK5232 4.00% 2048[4]	47	51
Fannie Mae Pool #BK9743 4.00% 2048[4]	20	22
Fannie Mae Pool #BK7665 4.50% 2048[4]	474	522
Fannie Mae Pool #BK0951 4.50% 2048[4]	354	390
Fannie Mae Pool #BK9761 4.50% 2048[4]	25	27
Fannie Mae Pool #CA4151 3.50% 2049[4]	359	387
Fannie Mae Pool #FM1062 3.50% 2049[4]	357	384
Fannie Mae Pool #FM1443 3.50% 2049[4]	297	319
Fannie Mae Pool #FM1596 3.50% 2049[4]	87	93
Fannie Mae Pool #BJ8411 3.50% 2049[4]	86	92
Fannie Mae Pool #BJ8402 3.555% 2049[4,5]	218	227
Freddie Mac 2.50% 2032[4]	80	84
Freddie Mac 2.50% 2033[4]	118	123
Freddie Mac Pool #Q18236 3.50% 2043[4]	35	38
Freddie Mac Pool #Q19133 3.50% 2043[4]	21	23
Freddie Mac Pool #Q17696 3.50% 2043[4]	20	21
Freddie Mac Pool #Q15874 4.00% 2043[4]	2	2
Freddie Mac Pool #Q28558 3.50% 2044[4]	115	124
Freddie Mac Pool #760012 3.04% 2045[4,5]	111	114
Freddie Mac Pool #760013 3.181% 2045[4,5]	85	88
American Funds Insurance Series — Capital Income Builder — Page 58 of 220

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760015 3.23% 2047[4,5]	$210	$215
Freddie Mac Pool #Q52069 3.50% 2047[4]	61	66
Freddie Mac Pool #Q51622 3.50% 2047[4]	45	49
Freddie Mac Pool #Q47615 3.50% 2047[4]	38	41
Freddie Mac Pool #Q55056 3.50% 2048[4]	76	81
Freddie Mac Pool #Q54709 3.50% 2048[4]	42	45
Freddie Mac Pool #Q54701 3.50% 2048[4]	40	43
Freddie Mac Pool #Q54782 3.50% 2048[4]	39	41
Freddie Mac Pool #ZS4784 3.50% 2048[4]	36	38
Freddie Mac Pool #Q54781 3.50% 2048[4]	35	37
Freddie Mac Pool #Q56591 3.50% 2048[4]	32	34
Freddie Mac Pool #Q54700 3.50% 2048[4]	29	32
Freddie Mac Pool #Q55060 3.50% 2048[4]	26	28
Freddie Mac Pool #Q56590 3.50% 2048[4]	22	23
Freddie Mac Pool #Q56589 3.50% 2048[4]	20	21
Freddie Mac Pool #Q54698 3.50% 2048[4]	16	17
Freddie Mac Pool #Q54699 3.50% 2048[4]	15	16
Freddie Mac Pool #Q54831 3.50% 2048[4]	11	12
Freddie Mac Pool #G67711 4.00% 2048[4]	561	611
Freddie Mac Pool #Q56599 4.00% 2048[4]	74	81
Freddie Mac Pool #Q56576 4.00% 2048[4]	74	79
Freddie Mac Pool #Q56175 4.00% 2048[4]	53	57
Freddie Mac Pool #Q55971 4.00% 2048[4]	44	48
Freddie Mac Pool #Q55970 4.00% 2048[4]	22	24
Freddie Mac Pool #Q58411 4.50% 2048[4]	158	173
Freddie Mac Pool #Q58436 4.50% 2048[4]	60	66
Freddie Mac Pool #Q58378 4.50% 2048[4]	59	64
Freddie Mac Pool #Q57242 4.50% 2048[4]	50	54
Freddie Mac Pool #RA1580 3.50% 2049[4]	244	263
Freddie Mac Pool #RA1463 3.50% 2049[4]	241	260
Freddie Mac Pool #QA0284 3.50% 2049[4]	168	181
Freddie Mac Pool #QA2748 3.50% 2049[4]	32	35
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	448	466
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	433	450
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	223	232
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	172	181
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	139	149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	43	45
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	1,644	1,704
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[4]	2,329	2,299
Government National Mortgage Assn. 4.50% 2049[4]	2,455	2,612
Government National Mortgage Assn. 3.50% 2050[4,6]	3,357	3,537
Government National Mortgage Assn. Pool #MA5137 4.00% 2048[4]	16,587	17,865
Government National Mortgage Assn. Pool #MA6219 3.50% 2049[4]	1,854	1,958
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[4]	895	946
Government National Mortgage Assn. Pool #MA6154 3.50% 2049[4]	268	283
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	267	284
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[4]	46	48
Government National Mortgage Assn. Pool #694836 5.644% 2059[4]	1	1
Government National Mortgage Assn. Pool #725975 5.46% 2060[4]	—[3]	—[3]
Government National Mortgage Assn. Pool #765152 4.14% 2061[4]	—[3]	—[3]
Government National Mortgage Assn. Pool #721640 4.81% 2061[4]	—[3]	—[3]
Government National Mortgage Assn. Pool #766524 4.079% 2062[4]	8	8
Government National Mortgage Assn. Pool #766525 4.508% 2062[4]	4	4
American Funds Insurance Series — Capital Income Builder — Page 59 of 220

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #777452 4.053% 2063[4]	$22	$22
Government National Mortgage Assn. Pool #767639 4.355% 2063[4]	24	25
Government National Mortgage Assn. Pool #AA1709 4.531% 2063[4]	33	33
Government National Mortgage Assn. Pool #725893 5.20% 2064[4]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[4]	4	4
Uniform Mortgage-Backed Security 2.00% 2035[4,6]	12,545	12,875
Uniform Mortgage-Backed Security 2.00% 2035[4,6]	2,455	2,522
Uniform Mortgage-Backed Security 3.00% 2050[4,6]	12,000	12,585
Uniform Mortgage-Backed Security 3.50% 2050[4,6]	27,565	29,161
Uniform Mortgage-Backed Security 4.50% 2050[4,6]	3,000	3,229
		101,697
Collateralized mortgage-backed obligations (privately originated) 0.73%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,5,7]	608	596
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[4,5,7]	438	426
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[4,5,7]	381	379
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[4,5,7]	923	935
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[4,7]	119	117
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[4,5,7]	224	224
Homeward Opportunities Fund Trust, Series 2018-1, 2.688% 2048[4,5,7]	133	129
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.377% 2052[4,5,7]	1,000	983
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[4,5,7]	70	71
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[4,5,7]	47	47
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[4,5,7]	117	117
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[4,5,7]	99	98
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 1.597% 2052[4,5,7]	1,001	1,003
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,5,7]	140	138
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,5,7]	281	281
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,5,7]	188	185
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,5,7]	148	146
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,5,7]	314	319
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,5,7]	154	157
		6,351
Total mortgage-backed obligations		108,048
U.S. Treasury bonds & notes 6.64% U.S. Treasury 6.64%
U.S. Treasury 1.75% 2020	2,000	2,019
U.S. Treasury 2.25% 2021	3,590	3,672
U.S. Treasury 1.125% 2022	588	598
U.S. Treasury 1.375% 2023	478	493
U.S. Treasury 1.75% 2023	4,000	4,181
U.S. Treasury 2.625% 2023	4,060	4,336
U.S. Treasury 2.875% 2023	3,100	3,384
U.S. Treasury 2.00% 2025[8]	13,200	14,305
U.S. Treasury 1.875% 2026	6,300	6,836
U.S. Treasury 2.00% 2026	7,500	8,223
U.S. Treasury 2.875% 2028	1,500	1,777
U.S. Treasury 2.875% 2045	200	267
U.S. Treasury, principal only, 0% 2047[8]	5,636	3,833
American Funds Insurance Series — Capital Income Builder — Page 60 of 220

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2048[8]	$2,000	$2,836
U.S. Treasury 2.375% 2049	591	738
Total U.S. Treasury bonds & notes		57,498
Corporate bonds & notes 6.47% Financials 1.34%
Allstate Corp. 3.85% 2049	170	190
AON Corp. 2.20% 2022	249	248
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[9]	259	267
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[9]	952	917
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[9]	310	353
Bank of Montreal 2.50% 2024	350	343
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	188	187
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[9]	325	358
Citigroup Inc. 5.316% 2041 (USD-SOFR + 4.548% on 3/26/2040)[9]	180	226
Credit Suisse Group AG 4.194% 2031[7,9]	800	821
Goldman Sachs Group, Inc. 3.50% 2025	177	180
Goldman Sachs Group, Inc. 3.80% 2030	1,170	1,223
Hartford Financial Services Group, Inc. 2.80% 2029	300	294
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[9]	500	486
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[9]	250	257
JPMorgan Chase & Co. 2.95% 2026	290	300
MetLife, Inc. 4.55% 2030	190	214
Metropolitan Life Global Funding I 1.95% 2023[7]	380	372
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	294
Morgan Stanley 3.70% 2024	260	275
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	350	344
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[9]	780	813
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[9]	80	113
New York Life Global Funding 3.00% 2028[7]	150	154
Progressive Corp. 3.20% 2030	150	163
Royal Bank of Canada 1.95% 2023	261	259
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	520	521
Travelers Cos., Inc. 4.10% 2049	130	154
Wells Fargo & Co. 4.60% 2021	300	307
Wells Fargo & Co. 3.00% 2026	590	609
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[9]	290	371
		11,613
Utilities 1.14%
AEP Transmission Co. LLC 3.15% 2049	60	57
AEP Transmission Co. LLC 3.80% 2049	45	49
AEP Transmission Co. LLC 3.65% 2050	75	78
Ameren Corp. 2.50% 2024	600	585
American Electric Power Co., Inc. 3.65% 2021	300	304
Berkshire Hathaway Energy Co. 4.05% 2025[7]	225	243
Berkshire Hathaway Energy Co. 3.70% 2030[7]	50	53
CenterPoint Energy, Inc. 3.85% 2024	100	102
CenterPoint Energy, Inc. 2.95% 2030	345	328
Connecticut Light and Power Co. 3.20% 2027	445	472
Consolidated Edison Co. of New York, Inc. 3.35% 2030	100	103
Consumers Energy Co. 3.10% 2050	159	156
Consumers Energy Co. 3.50% 2051	175	189
Duke Energy Carolinas, LLC 2.45% 2030	150	150
American Funds Insurance Series — Capital Income Builder — Page 61 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Florida, LLC 2.50% 2029	$430	$424
Duke Energy Progress Inc. (3-month USD-LIBOR + 0.18%) 1.179% 2020[5]	425	417
Edison International 3.55% 2024	375	373
Edison International 5.75% 2027	158	165
Edison International 4.125% 2028	332	319
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[9]	120	111
Entergy Corp. 5.125% 2020	200	200
Entergy Corp. 2.95% 2026	280	278
FirstEnergy Corp. 2.65% 2030	380	361
Jersey Central Power & Light Co. 4.30% 2026[7]	115	123
MidAmerican Energy Holdings Co. 3.65% 2029	350	383
Mississippi Power Co. 4.25% 2042	335	323
Northern States Power Co. 2.90% 2050	9	9
NSTAR Electric Co. 3.95% 2030	50	56
Pacific Gas and Electric Co. 2.45% 2022[10]	210	208
Pacific Gas and Electric Co. 4.65% 2028[7,10]	284	298
Public Service Co. of Colorado 3.80% 2047	20	21
Public Service Co. of Colorado 3.20% 2050	25	25
Public Service Electric and Gas Co. 2.45% 2030	325	324
San Diego Gas & Electric Co. 3.75% 2047	227	231
San Diego Gas & Electric Co. 4.10% 2049	115	118
SCANA Corp. 6.25% 2020	176	176
Southern California Edison Co. 3.65% 2028	28	29
Southern California Edison Co. 2.25% 2030	500	467
Southern California Edison Co. 4.00% 2047	129	135
Southern California Edison Co. 4.125% 2048	235	252
Southern California Edison Co. 3.65% 2050	175	171
Southern California Edison Co., Series C, 3.60% 2045	256	236
Southern California Gas Co. 2.55% 2030	175	171
Virginia Electric and Power Co. 4.00% 2046	85	92
Virginia Electric and Power Co. 3.30% 2049	175	177
Wisconsin Power and Light Co. 3.65% 2050	25	26
Xcel Energy Inc. 2.60% 2029	175	166
Xcel Energy Inc. 3.40% 2030	25	25
Xcel Energy Inc. 3.50% 2049	145	129
		9,888
Information technology 0.87%
Adobe Inc. 1.90% 2025	378	382
Adobe Inc. 2.15% 2027	743	753
Adobe Inc. 2.30% 2030	720	723
Broadcom Inc. 4.75% 2029[7]	770	784
Broadcom Ltd. 3.875% 2027	370	353
Fiserv, Inc. 3.50% 2029	870	926
Microsoft Corp. 1.55% 2021	505	509
PayPal Holdings, Inc. 2.85% 2029	536	535
Visa Inc. 2.15% 2022	2,525	2,586
		7,551
Health care 0.74%
Abbott Laboratories 3.75% 2026	240	269
AbbVie Inc. 2.95% 2026[7]	369	377
AbbVie Inc. 4.25% 2049[7]	92	100
Amgen Inc. 3.375% 2050	150	159
American Funds Insurance Series — Capital Income Builder — Page 62 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 3.375% 2025	$200	$211
Becton, Dickinson and Co. 3.70% 2027	930	947
Bristol-Myers Squibb Co. 2.90% 2024[7]	580	616
Centene Corp. 5.375% 2026[7]	100	104
Centene Corp. 4.625% 2029[7]	530	536
Centene Corp. 3.375% 2030[7]	179	167
Merck & Co., Inc. 2.90% 2024	108	113
Novartis Capital Corp. 1.75% 2025	208	210
Novartis Capital Corp. 2.00% 2027	120	121
Partners HealthCare System, Inc. 3.192% 2049	210	211
Shire PLC 3.20% 2026	182	187
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	1,330	1,402
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	250	286
Thermo Fisher Scientific Inc. 4.497% 2030	95	107
UnitedHealth Group Inc. 2.375% 2024	35	36
UnitedHealth Group Inc. 4.45% 2048	170	214
		6,373
Consumer staples 0.57%
Altria Group, Inc. 5.95% 2049	327	382
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	420	460
British American Tobacco PLC 3.215% 2026	250	238
British American Tobacco PLC 3.557% 2027	660	623
British American Tobacco PLC 4.906% 2030	350	360
British American Tobacco PLC 4.54% 2047	150	138
British American Tobacco PLC 4.758% 2049	130	123
Conagra Brands, Inc. 5.30% 2038	18	20
Conagra Brands, Inc. 5.40% 2048	52	59
Costco Wholesale Corp. 2.30% 2022	884	901
Keurig Dr Pepper Inc. 5.085% 2048	64	81
Kimberly-Clark Corp. 3.10% 2030	56	60
Molson Coors Brewing Co. 4.20% 2046	65	58
PepsiCo, Inc. 3.625% 2050	240	286
Philip Morris International Inc. 3.375% 2029	450	476
Procter & Gamble Co. 3.60% 2050	118	146
Wal-Mart Stores, Inc. 2.85% 2024	210	222
WM. Wrigley Jr. Co. 3.375% 2020[7]	300	298
		4,931
Industrials 0.50%
Boeing Co. 2.70% 2022	300	287
Boeing Co. 3.10% 2026	88	82
Boeing Co. 3.60% 2034	90	81
Boeing Co. 3.25% 2035	140	122
CCCI Treasure Ltd., 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 7.192% on 4/21/2020)[9]	600	598
CSX Corp. 4.75% 2048	50	58
CSX Corp. 3.35% 2049	310	298
General Dynamics Corp. 4.25% 2050	42	52
Honeywell International Inc. 2.15% 2022	305	307
Honeywell International Inc. 2.30% 2024	175	174
Honeywell International Inc. 2.70% 2029	70	72
Lockheed Martin Corp. 2.50% 2020	821	823
Norfolk Southern Corp. 3.00% 2022	224	223
Northrop Grumman Corp. 5.15% 2040	150	190
American Funds Insurance Series — Capital Income Builder — Page 63 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Northrop Grumman Corp. 5.25% 2050	$143	$195
Union Pacific Corp. 3.70% 2029	430	465
Union Pacific Corp. 4.30% 2049	110	126
Union Pacific Corp. 3.25% 2050	53	52
Union Pacific Corp. 3.95% 2059	45	49
Westinghouse Air Brake Technologies Corp. 4.40% 2024[9]	39	39
		4,293
Communication services 0.47%
AT&T Inc. 4.75% 2046	72	80
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	65	70
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	80	84
Comcast Corp. 2.65% 2030	520	537
Comcast Corp. 3.75% 2040	60	66
Comcast Corp. 4.00% 2047	100	117
Comcast Corp. 4.00% 2048	100	116
Deutsche Telekom AG 3.625% 2050[7]	225	225
Fox Corp. 3.05% 2025	112	113
Fox Corp. 3.50% 2030	663	673
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[7]	630	630
Verizon Communications Inc. 4.329% 2028	192	222
Verizon Communications Inc. 3.875% 2029	25	28
Verizon Communications Inc. 4.016% 2029	215	244
Verizon Communications Inc. 3.15% 2030	325	350
Verizon Communications Inc. 4.00% 2050	75	89
Vodafone Group PLC 4.25% 2050	75	77
Walt Disney Co. 4.625% 2040	120	147
Walt Disney Co. 4.70% 2050	170	222
		4,090
Consumer discretionary 0.36%
General Motors Co. 5.95% 2049	90	67
General Motors Financial Co. 3.55% 2022	140	129
Home Depot, Inc. 3.35% 2050	350	382
NIKE, Inc. 3.375% 2050	104	114
Toyota Motor Credit Corp. 2.15% 2022	505	503
Toyota Motor Credit Corp. 2.60% 2022	856	859
Toyota Motor Credit Corp. 3.00% 2025	1,010	1,016
		3,070
Energy 0.28%
Apache Corp. 4.25% 2030	385	205
Apache Corp. 4.75% 2043	160	71
Apache Corp. 5.35% 2049	180	91
Cenovus Energy Inc. 5.25% 2037	300	135
Cheniere Energy, Inc. 3.70% 2029[7]	252	190
Concho Resources Inc. 4.30% 2028	210	192
Enbridge Energy Partners, LP 7.375% 2045	37	41
Energy Transfer Operating, LP 5.00% 2050	140	109
Energy Transfer Partners, LP 5.30% 2047	60	46
Energy Transfer Partners, LP 6.00% 2048	161	136
Energy Transfer Partners, LP 6.25% 2049	150	127
Noble Energy, Inc. 3.25% 2029	297	191
Noble Energy, Inc. 4.20% 2049	63	34
American Funds Insurance Series — Capital Income Builder — Page 64 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 3.20% 2026	$28	$14
Occidental Petroleum Corp. 3.50% 2029	393	185
Occidental Petroleum Corp. 4.40% 2049	110	48
ONEOK, Inc. 3.10% 2030	42	32
Shell International Finance BV 2.00% 2024	420	418
Total Capital International 2.434% 2025	175	176
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[11]	92	6
		2,447
Materials 0.10%
Anglo American Capital PLC 5.625% 2030[7]	240	244
Carrier Global Corp. 2.242% 2025[7]	102	100
Carrier Global Corp. 2.493% 2027[7]	84	81
Carrier Global Corp. 2.722% 2030[7]	74	68
Dow Chemical Co. 4.80% 2049	67	70
Praxair, Inc. 3.00% 2021	316	322
		885
Real estate 0.10%
American Campus Communities, Inc. 3.30% 2026	318	314
Equinix, Inc. 2.90% 2026	266	245
Equinix, Inc. 3.20% 2029	288	268
Westfield Corp. Ltd. 3.50% 2029[7]	54	52
		879
Total corporate bonds & notes		56,020
Asset-backed obligations 1.28%
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[4]	1,444	1,447
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,5,7]	489	492
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[4]	468	470
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[4,7]	225	224
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[4,7]	437	433
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[4,7]	883	874
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[4,7]	551	547
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[4]	2,729	2,633
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,7]	189	177
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[4,7]	625	626
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[4]	304	305
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[4,5,7]	241	243
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[4]	842	844
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[4,7]	159	159
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[4,7]	1,582	1,567
		11,041
Municipals 0.05% South Carolina 0.05%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	350	405
Total municipals		405
Total bonds, notes & other debt instruments (cost: $224,767,000)		233,012
American Funds Insurance Series — Capital Income Builder — Page 65 of 220

unaudited
Short-term securities 13.35% Money market investments 13.35%	Shares	Value (000)
Capital Group Central Cash Fund 1.00%[12]	1,155,145	$115,560
Total short-term securities (cost: $114,976,000)		115,560
Total investment securities 106.10% (cost: $978,477,000)		918,259
Other assets less liabilities (6.10)%		(52,791)
Net assets 100.00%		$865,468
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 3/31/2020[14] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	36	July 2020	$7,200	$7,934	$6
5 Year U.S. Treasury Note Futures	Long	40	July 2020	4,000	5,014	9
10 Year Ultra U.S. Treasury Note Futures	Long	114	June 2020	11,400	17,788	(34)
10 Year U.S. Treasury Note Futures	Short	10	June 2020	(1,000)	(1,387)	(34)
20 Year U.S. Treasury Bond Futures	Long	32	June 2020	3,200	5,730	442
30 Year Ultra U.S. Treasury Bond Futures	Long	31	June 2020	3,100	6,878	212
						$601
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
2.197%	U.S. EFFR	4/15/2021	$31,000	$672	$—	$672
1.6325%	U.S. EFFR	7/18/2021	40,000	684	—	684
1.3615%	U.S. EFFR	11/1/2021	23,500	410	—	410
1.403%	U.S. EFFR	1/14/2022	24,300	535	—	535
3-month USD-LIBOR	1.23%	2/27/2022	17,310	(245)	—	(245)
2.21875%	U.S. EFFR	3/14/2024	9,000	736	—	736
U.S. EFFR	1.485%	10/23/2029	5,000	(474)	—	(474)
U.S. EFFR	1.453%	10/24/2029	5,800	(532)	—	(532)
1.419%	U.S. EFFR	11/26/2029	8,000	715	—	715
					$—	$2,501
American Funds Insurance Series — Capital Income Builder — Page 66 of 220

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $276,435,000, which represented 31.94% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,329,000, which represented 2.12% of the net assets of the fund.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,110,000, which represented .24% of the net assets of the fund.
[9]	Step bond; coupon rate may change at a later date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Rate represents the seven-day yield at 3/31/2020.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
EFFR = Effective Federal Funds Rate
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 67 of 220

Asset Allocation Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 60.40% Information technology 14.52%	Shares	Value (000)
Microsoft Corp.	6,591,900	$1,039,609
Broadcom Inc.	1,790,000	424,409
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,806,700	325,292
ASML Holding NV (New York registered)	1,145,900	299,813
ASML Holding NV1	70,000	18,603
VeriSign, Inc.[2]	1,400,000	252,126
MKS Instruments, Inc.[3]	2,987,029	243,293
Intel Corp.	2,850,000	154,242
Dell Technologies Inc., Class C2	3,250,000	128,537
Visa Inc., Class A	488,000	78,627
RingCentral, Inc., Class A2	361,700	76,648
ServiceNow, Inc.[2]	260,600	74,683
Mastercard Inc., Class A	296,100	71,526
Shopify Inc., Class A, subordinate voting shares[2]	109,900	45,821
Twilio Inc.[2]	486,000	43,492
MongoDB, Inc., Class A2	282,003	38,505
PayPal Holdings, Inc.[2]	316,300	30,283
Smartsheet Inc., Class A2	311,910	12,947
		3,358,456
Health care 12.42%
Johnson & Johnson	3,985,000	522,553
UnitedHealth Group Inc.	1,722,300	429,507
Humana Inc.	1,365,000	428,637
Gilead Sciences, Inc.	3,647,800	272,710
Abbott Laboratories	3,000,000	236,730
Cigna Corp.	1,275,000	225,904
Thermo Fisher Scientific Inc.	507,000	143,785
Vertex Pharmaceuticals Inc.[2]	550,000	130,873
Merck & Co., Inc.	1,670,300	128,513
Daiichi Sankyo Co., Ltd.[1]	1,291,300	88,844
Pfizer Inc.	1,815,000	59,242
Zoetis Inc., Class A	434,700	51,160
Cortexyme, Inc.[2,4]	815,700	37,204
Cortexyme, Inc.[1,2,5]	191,321	8,377
Centene Corp.[2]	562,770	33,434
IDEXX Laboratories, Inc.[2]	94,102	22,795
Allakos Inc.[2,4]	293,700	13,067
Bluebird Bio, Inc.[2]	258,000	11,858
Sarepta Therapeutics, Inc.[2]	115,700	11,318
NuCana PLC (ADR)[2,3,4]	1,932,153	11,264
Rotech Healthcare Inc.[1,2,5,6]	184,138	4,419
Advanz Pharma Corp. Ltd.[2,5]	175,310	675
Advanz Pharma Corp. Ltd.[2,4]	41,657	160
		2,873,029
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 220

unaudited
Common stocks (continued) Financials 9.43%	Shares	Value (000)
First Republic Bank	3,380,000	$278,106
Chubb Ltd.	2,375,000	265,264
Arch Capital Group Ltd.[2]	7,331,500	208,654
CME Group Inc., Class A	977,200	168,968
JPMorgan Chase & Co.	1,450,000	130,543
Bank of America Corp.	5,750,000	122,072
Capital One Financial Corp.	2,000,000	100,840
The Blackstone Group Inc., Class A	2,190,950	99,842
Citigroup Inc.	2,250,000	94,770
Apollo Global Management, Inc., Class A	2,569,000	86,062
Aon PLC, Class A	502,000	82,850
Synchrony Financial	4,500,000	72,405
Sberbank of Russia PJSC (ADR)[1]	6,954,600	65,896
MSCI Inc.	225,200	65,074
Intercontinental Exchange, Inc.	800,000	64,600
Nasdaq, Inc.	638,000	60,578
RenaissanceRe Holdings Ltd.	357,000	53,307
PNC Financial Services Group, Inc.	500,000	47,860
Kotak Mahindra Bank Ltd.[1]	2,713,240	45,917
Ares Management Corp., Class A	1,015,403	31,406
Berkshire Hathaway Inc., Class A2	61	16,592
TISCO Financial Group PCL, foreign registered[1]	3,671,700	7,685
Tradeweb Markets Inc., Class A	156,400	6,575
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[1,4]	199,300	3,771
		2,179,637
Consumer staples 5.10%
Philip Morris International Inc.	6,543,000	477,377
Nestlé SA1	3,130,000	322,603
Nestlé SA (ADR)	900,000	92,691
Altria Group, Inc.	3,300,000	127,611
Coca-Cola Co.	1,108,500	49,051
Colgate-Palmolive Co.	677,300	44,946
British American Tobacco PLC[1]	1,060,000	36,197
Avenue Supermarts Ltd.[1,2]	970,539	28,006
		1,178,482
Consumer discretionary 4.92%
Amazon.com, Inc.[2]	193,900	378,051
Home Depot, Inc.	1,138,000	212,476
Aramark	8,962,552	178,982
General Motors Co.	4,100,000	85,198
LVMH Moët Hennessy-Louis Vuitton SE1	184,896	68,633
Kontoor Brands, Inc.[3]	3,490,000	66,903
VF Corp.	1,000,000	54,080
MercadoLibre, Inc.[2]	91,300	44,608
NIKE, Inc., Class B	357,000	29,538
Booking Holdings Inc.[2]	7,000	9,417
Royal Caribbean Cruises Ltd.	290,000	9,329
		1,137,215
Industrials 4.55%
Northrop Grumman Corp.	1,449,400	438,516
Lockheed Martin Corp.	763,000	258,619
Boeing Co.	1,033,000	154,061
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 220

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
CSX Corp.	1,925,000	$110,302
Airbus SE, non-registered shares[1]	786,130	51,007
Honeywell International Inc.	152,000	20,336
Waste Management, Inc.	214,000	19,808
		1,052,649
Communication services 4.24%
Charter Communications, Inc., Class A2	927,126	404,514
Alphabet Inc., Class C2	133,600	155,352
Alphabet Inc., Class A2	52,800	61,351
Facebook, Inc., Class A2	1,077,100	179,660
Netflix, Inc.[2]	226,700	85,126
Verizon Communications Inc.	810,000	43,521
Activision Blizzard, Inc.[2]	519,500	30,900
Comcast Corp., Class A	550,000	18,909
		979,333
Materials 1.88%
Dow Inc.	5,914,357	172,936
Franco-Nevada Corp. (CAD denominated)	838,031	83,732
LyondellBasell Industries NV	1,250,000	62,037
Royal Gold, Inc.	695,000	60,958
Barrick Gold Corp.	1,455,000	26,656
Allegheny Technologies Inc.[2]	1,730,713	14,711
First Quantum Minerals Ltd.	2,775,000	14,178
		435,208
Utilities 1.46%
Enel SpA[1]	24,000,000	167,050
CMS Energy Corp.	2,284,700	134,226
DTE Energy Co.	226,000	21,463
Xcel Energy Inc.	263,000	15,859
		338,598
Energy 1.10%
Noble Energy, Inc.	11,500,000	69,460
Suncor Energy Inc.	4,000,000	63,838
EOG Resources, Inc.	1,352,400	48,578
Chevron Corp.	600,000	43,476
Rosneft Oil Co. PJSC (GDR)[1]	3,730,353	15,051
ConocoPhillips	335,000	10,318
Weatherford International[2]	289,547	1,723
Tribune Resources, LLC[1,2]	926,514	1,506
		253,950
Real estate 0.78%
Crown Castle International Corp. REIT	755,000	109,022
American Tower Corp. REIT	328,100	71,444
		180,466
Total common stocks (cost: $11,066,492,000)		13,967,023
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 220

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Rights & warrants 0.00% Energy 0.00%	Shares	Value (000)
Sable Permian Resources, LLC, warrants, expire 2024[1,2,6,7]	14,743	$406
Tribune Resources, LLC, Class A, warrants, expire 2023[1,2,6]	311,755	3
Tribune Resources, LLC, Class B, warrants, expire 2023[1,2,6]	242,476	1
Tribune Resources, LLC, Class C, warrants, expire 2023[1,2,6]	227,540	1
		411
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[1,2,6]	71,030	—[8]
Total rights & warrants (cost: $3,367,000)		411
Convertible stocks 0.43% Information technology 0.25%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	56,061
Real estate 0.17%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020[4]	31,500	39,375
Industrials 0.01%
Associated Materials, LLC, convertible preferred shares, 14.00% 2020[1,6]	5,000	2,739
Total convertible stocks (cost: $103,171,000)		98,175
Convertible bonds 0.00% Communication services 0.00%	Principal amount (000)
Gogo Inc., convertible notes, 6.00% 2022	$ 101	72
Total convertible bonds (cost: $101,000)		72
Bonds, notes & other debt instruments 31.40% Corporate bonds & notes 11.53% Financials 2.19%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,347
ACE INA Holdings Inc. 2.875% 2022	3,880	3,943
ACE INA Holdings Inc. 3.35% 2026	1,380	1,465
ACE INA Holdings Inc. 4.35% 2045	800	974
Advisor Group Holdings, LLC 6.25% 2028[7]	1,125	953
AG Merger Sub II, Inc. 10.75% 2027[7]	2,484	2,182
Allstate Corp. 3.85% 2049	950	1,060
Ally Financial Inc. 8.00% 2031	3,000	3,418
American Express Co. 2.20% 2020	6,000	5,984
American International Group, Inc. 4.20% 2028	565	580
AON Corp. 2.20% 2022	2,236	2,228
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[9]	6,000	6,228
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[9]	4,815	4,973
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[9]	5,293	5,476
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[9]	1,025	1,049
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[9]	14,229	13,705
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[9]	4,900	5,577
Bank of Montreal 2.50% 2024	4,660	4,564
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BB&T Corp. 2.625% 2022	$2,500	$2,524
BB&T Corp. 2.75% 2022	762	767
Berkshire Hathaway Finance Corp. 4.20% 2048	7,520	8,880
Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,392
Berkshire Hathaway Inc. 2.20% 2021	750	755
Berkshire Hathaway Inc. 2.75% 2023	2,115	2,204
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,074
BNP Paribas 3.375% 2025[7]	3,225	3,210
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[9]	9,000	8,955
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[9]	875	883
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	2,698	2,679
Citigroup Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[9]	4,529	4,411
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[9]	6,000	6,615
Citigroup Inc. 5.316% 2041 (USD-SOFR + 4.548% on 3/26/2040)[9]	4,580	5,753
CME Group Inc. 3.75% 2028	3,425	3,830
Commonwealth Bank of Australia 3.35% 2024	1,225	1,250
Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,020
Compass Diversified Holdings 8.00% 2026[7]	2,775	2,688
Crédit Agricole SA 4.375% 2025[7]	850	851
Credit Suisse Group AG 3.80% 2023	1,625	1,664
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,9]	800	811
Credit Suisse Group AG 4.194% 2031[7,9]	8,625	8,853
Danske Bank AS 2.70% 2022[7]	1,000	957
Deutsche Bank AG (3-month USD-LIBOR + 0.97%) 2.818% 2020[10]	872	859
DNB Bank ASA 2.375% 2021[7]	2,000	1,962
FS Energy and Power Fund 7.50% 2023[7]	2,995	2,688
Goldman Sachs Group, Inc. 3.50% 2025	8,291	8,423
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[9]	2,000	2,059
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[9]	390	404
Goldman Sachs Group, Inc. 3.80% 2030	19,559	20,439
Groupe BPCE SA 2.75% 2023[7]	600	592
Groupe BPCE SA 5.70% 2023[7]	3,460	3,561
Groupe BPCE SA 5.15% 2024[7]	2,500	2,640
Hartford Financial Services Group, Inc. 2.80% 2029	3,480	3,409
Hartford Financial Services Group, Inc. 3.60% 2049	1,000	951
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[9]	1,500	1,504
HSBC Holdings PLC 4.25% 2024	3,000	3,092
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[9]	3,915	3,805
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[9]	3,750	4,000
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[9]	9,675	9,955
HSBC Holdings PLC 4.95% 2030	2,200	2,429
Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,720
Icahn Enterprises Finance Corp. 5.25% 2027	2,060	1,918
Intesa Sanpaolo SpA 3.375% 2023[7]	750	717
Intesa Sanpaolo SpA 3.25% 2024[7]	750	701
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,769
Intesa Sanpaolo SpA 3.875% 2027[7]	300	279
JPMorgan Chase & Co. 2.55% 2020	5,000	5,011
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[9]	11,213	11,664
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[9]	3,276	3,434
JPMorgan Chase & Co. 2.95% 2026	2,710	2,807
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[9]	4,373	4,401
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[9]	4,000	4,647
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)[9]	500	469
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Ladder Capital Corp. 4.25% 2027[7]	$2,722	$2,171
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[9]	750	750
Lloyds Banking Group PLC 4.05% 2023	2,000	2,084
Lloyds Banking Group PLC 4.45% 2025	800	858
Lloyds Banking Group PLC 4.375% 2028	2,150	2,318
LPL Financial Holdings Inc. 4.625% 2027[7]	1,800	1,660
Marsh & McLennan Cos., Inc. 3.875% 2024	1,420	1,490
Marsh & McLennan Cos., Inc. 4.375% 2029	1,705	1,898
Marsh & McLennan Cos., Inc. 4.90% 2049	1,539	1,976
MetLife, Inc. 4.55% 2030	3,770	4,249
Metropolitan Life Global Funding I 2.50% 2020[7]	7,000	7,026
Metropolitan Life Global Funding I 1.95% 2021[7]	1,875	1,863
Metropolitan Life Global Funding I 1.95% 2023[7]	7,800	7,644
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,610
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,625
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,073
Morgan Stanley 2.50% 2021	3,000	2,999
Morgan Stanley 3.70% 2024	2,410	2,551
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[9]	3,825	3,944
Morgan Stanley 3.125% 2026	325	337
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[9]	3,965	4,415
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	3,194	3,138
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[9]	5,760	6,007
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[9]	2,610	3,702
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,640	2,790
Navient Corp. 6.50% 2022	3,675	3,593
Navient Corp. 5.50% 2023	9,110	8,632
Navient Corp. 7.25% 2023	725	716
Navient Corp. 6.125% 2024	7,530	7,097
New York Life Global Funding 1.70% 2021[7]	1,125	1,146
New York Life Global Funding 2.30% 2022[7]	250	251
New York Life Global Funding 2.35% 2026[7]	890	888
Nordea Bank AB 2.50% 2020[7]	2,450	2,439
Owl Rock Capital Corp. 4.625% 2024[7]	2,150	2,010
Owl Rock Capital Corp. 3.75% 2025	2,610	2,173
PNC Bank 2.30% 2020	250	250
PNC Bank 2.55% 2021	4,000	4,035
PNC Financial Services Group, Inc. 2.854% 2022[9]	1,445	1,484
PNC Financial Services Group, Inc. 3.50% 2024	3,850	4,001
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,139
PNC Financial Services Group, Inc. 2.55% 2030	2,000	1,945
Progressive Corp. 3.20% 2030	1,380	1,502
Prudential Financial, Inc. 3.50% 2024	4,000	4,168
Prudential Financial, Inc. 3.878% 2028	500	521
Prudential Financial, Inc. 4.418% 2048	250	259
Prudential Financial, Inc. 4.35% 2050	10,000	10,318
Rabobank Nederland 2.75% 2022	2,250	2,266
Rabobank Nederland 4.375% 2025	4,500	4,619
Raymond James Financial, Inc. 4.65% 2030	2,075	2,174
Royal Bank of Canada 3.20% 2021	10,000	10,121
Royal Bank of Canada 1.95% 2023	2,422	2,400
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,660
Skandinaviska Enskilda Banken AB 2.625% 2021	250	250
Skandinaviska Enskilda Banken AB 2.80% 2022	700	688
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Springleaf Finance Corp. 6.125% 2024	$5,825	$5,796
Starwood Property Trust, Inc. 5.00% 2021	3,450	3,180
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[7,9]	2,800	2,864
Toronto-Dominion Bank 2.65% 2024	3,100	3,171
Travelers Cos., Inc. 4.00% 2047	1,588	1,797
Travelers Cos., Inc. 4.10% 2049	3,910	4,620
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.463% 2026[10,11]	3,067	2,037
U.S. Bancorp 2.625% 2022	1,805	1,829
U.S. Bancorp 3.40% 2023	5,675	5,980
U.S. Bancorp 2.40% 2024	2,000	2,004
U.S. Bancorp 3.70% 2024	5,000	5,289
U.S. Bancorp 2.375% 2026	4,000	3,953
U.S. Bank NA 3.00% 2021	3,000	3,020
UBS Group AG 4.125% 2025[7]	2,750	2,863
UniCredit SpA 3.75% 2022[7]	7,175	7,119
UniCredit SpA 6.572% 2022[7]	475	484
UniCredit SpA 4.625% 2027[7]	625	580
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,9]	2,400	2,213
Wells Fargo & Co. 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[9]	8,000	7,819
Wells Fargo & Co. 3.00% 2026	5,420	5,591
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[9]	217	228
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[9]	2,904	2,886
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[9]	6,690	8,555
Westpac Banking Corp. 2.75% 2023	1,750	1,783
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[9]	8,500	8,172
		505,797
Health care 1.99%
Abbott Laboratories 3.40% 2023	185	195
Abbott Laboratories 3.75% 2026	5,012	5,608
Abbott Laboratories 4.75% 2036	460	584
Abbott Laboratories 4.90% 2046	500	686
AbbVie Inc. 2.60% 2024[7]	3,000	3,054
AbbVie Inc. 2.95% 2026[7]	5,176	5,286
AbbVie Inc. 4.25% 2049[7]	411	449
Allergan PLC 3.45% 2022	3,250	3,377
Allergan PLC 3.80% 2025	206	211
Amgen Inc. 2.20% 2027	2,429	2,428
Amgen Inc. 2.45% 2030	4,000	3,995
Amgen Inc. 3.375% 2050	1,340	1,417
Anthem, Inc. 2.375% 2025	818	809
AstraZeneca PLC 2.375% 2022	4,072	4,106
AstraZeneca PLC 3.375% 2025	13,790	14,542
AstraZeneca PLC 4.00% 2029	421	480
Bausch Health Cos. Inc. 5.00% 2028[7]	735	701
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,727
Bayer US Finance II LLC 4.25% 2025[7]	425	442
Bayer US Finance II LLC 4.375% 2028[7]	312	334
Bayer US Finance II LLC 4.20% 2034[7]	460	462
Becton, Dickinson and Co. 2.404% 2020	1,688	1,683
Becton, Dickinson and Co. 2.894% 2022	10,577	10,594
Becton, Dickinson and Co. 3.363% 2024	647	650
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 3.70% 2027	$19,246	$19,600
Boston Scientific Corp. 3.45% 2024	3,100	3,187
Boston Scientific Corp. 3.85% 2025	2,289	2,401
Boston Scientific Corp. 3.75% 2026	2,595	2,728
Boston Scientific Corp. 4.00% 2029	1,550	1,644
Boston Scientific Corp. 4.70% 2049	515	591
Bristol-Myers Squibb Co. 2.90% 2024[7]	5,070	5,384
Bristol-Myers Squibb Co. 3.875% 2025[7]	1,530	1,663
Bristol-Myers Squibb Co. 3.20% 2026[7]	470	503
Bristol-Myers Squibb Co. 3.40% 2029[7]	4,150	4,571
Bristol-Myers Squibb Co. 4.25% 2049[7]	1,293	1,628
Centene Corp. 4.75% 2022	8,770	8,861
Centene Corp. 4.75% 2025[7]	4,000	4,075
Centene Corp. 4.75% 2025	1,250	1,273
Centene Corp. 4.25% 2027[7]	565	569
Centene Corp. 4.625% 2029[7]	10,990	11,106
Centene Corp. 3.375% 2030[7]	4,246	3,965
Cigna Corp. 3.40% 2021	1,350	1,371
Cigna Corp. 3.75% 2023	1,836	1,893
Cigna Corp. 4.125% 2025	2,000	2,145
Cigna Corp. 4.375% 2028	1,075	1,159
Cigna Corp. 4.80% 2038	5,015	5,668
CVS Health Corp. 3.35% 2021	194	195
CVS Health Corp. 3.70% 2023	505	526
CVS Health Corp. 4.30% 2028	2,722	2,896
DaVita HealthCare Partners Inc. 5.00% 2025	2,100	2,110
Eli Lilly and Co. 3.375% 2029	3,330	3,600
Encompass Health Corp. 4.50% 2028	799	788
Endo International PLC 5.75% 2022[7]	7,340	5,468
Endo International PLC 6.00% 2025[7,9]	13,115	9,029
GlaxoSmithKline PLC 3.00% 2024	4,195	4,383
GlaxoSmithKline PLC 3.625% 2025	4,585	4,951
GlaxoSmithKline PLC 3.875% 2028	266	298
GlaxoSmithKline PLC 3.375% 2029	2,734	2,960
HCA Inc. 5.875% 2023	2,125	2,231
HCA Inc. 5.375% 2025	515	527
HCA Inc. 4.125% 2029	2,250	2,274
HealthSouth Corp. 5.75% 2024	3,996	4,040
HealthSouth Corp. 5.75% 2025	3,285	3,182
Jaguar Holding Co. 6.375% 2023[7]	1,600	1,640
Mallinckrodt PLC 4.875% 2020[7]	20,045	14,424
Mallinckrodt PLC 5.75% 2022[7]	1,860	944
Medtronic, Inc. 3.50% 2025	1,002	1,081
Merck & Co., Inc. 2.90% 2024	1,696	1,777
Molina Healthcare, Inc. 5.375% 2022	11,260	11,208
Molina Healthcare, Inc. 4.875% 2025[7]	5,242	5,157
Novartis Capital Corp. 1.75% 2025	4,731	4,788
Novartis Capital Corp. 2.00% 2027	4,336	4,391
Owens & Minor, Inc. 3.875% 2021	8,910	8,564
Owens & Minor, Inc. 4.375% 2024	2,900	2,345
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 2025[10,11]	1,881	1,301
Par Pharmaceutical Cos. Inc. 7.50% 2027[7]	5,335	5,349
Partners HealthCare System, Inc. 3.192% 2049	1,920	1,931
Pfizer Inc. 2.80% 2022	3,000	3,065
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer Inc. 2.95% 2024	$3,825	$3,973
Pfizer Inc. 3.45% 2029	8,000	8,864
Pfizer Inc. 2.625% 2030	2,449	2,573
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.01% 2023 (100% PIK)[1,6,10,11,12]	6,202	5,380
Shire PLC 2.40% 2021	4,498	4,485
Shire PLC 2.875% 2023	3,413	3,489
Shire PLC 3.20% 2026	14,821	15,192
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	20,938	22,077
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	280	320
Team Health Holdings, Inc. 6.375% 2025[7]	11,090	3,978
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[1,10,11]	2,194	1,410
Tenet Healthcare Corp. 8.125% 2022	330	314
Tenet Healthcare Corp. 6.75% 2023	325	302
Tenet Healthcare Corp. 4.625% 2024	3,553	3,402
Tenet Healthcare Corp. 4.875% 2026[7]	17,450	16,687
Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,185	14,870
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	11,881
Teva Pharmaceutical Finance Co. BV 7.125% 2025[7]	1,935	1,927
Teva Pharmaceutical Finance Co. BV 3.15% 2026	27,148	23,074
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,619
Thermo Fisher Scientific Inc. 4.497% 2030	883	997
UnitedHealth Group Inc. 2.375% 2024	590	606
UnitedHealth Group Inc. 3.50% 2024	4,500	4,797
UnitedHealth Group Inc. 3.375% 2027	245	263
UnitedHealth Group Inc. 3.875% 2028	2,500	2,823
UnitedHealth Group Inc. 2.875% 2029	1,050	1,109
UnitedHealth Group Inc. 4.45% 2048	5,315	6,701
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	19,500	19,329
Valeant Pharmaceuticals International, Inc. 9.25% 2026[7]	2,460	2,582
Zimmer Holdings, Inc. 3.15% 2022	7,070	7,075
		460,327
Utilities 1.39%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,478
AEP Transmission Co. LLC 4.25% 2048	1,524	1,584
AEP Transmission Co. LLC 3.65% 2050	975	1,008
AES Corp. 5.50% 2025	2,448	2,417
Ameren Corp. 2.50% 2024	969	944
Ameren Corp. 3.50% 2031	1,125	1,122
Ameren Corp. 4.50% 2049	425	507
Ameren Corp. 3.25% 2050	750	755
American Electric Power Co., Inc. 2.95% 2022	3,020	2,933
American Electric Power Co., Inc. 3.20% 2027	1,275	1,267
American Electric Power Co., Inc. 2.30% 2030	1,500	1,409
Berkshire Hathaway Energy Co. 4.05% 2025[7]	2,175	2,347
Berkshire Hathaway Energy Co. 3.70% 2030[7]	1,100	1,170
Berkshire Hathaway Energy Co. 4.25% 2050[7]	75	86
Centerpoint Energy, Inc. 2.50% 2022	900	885
CenterPoint Energy, Inc. 3.85% 2024	6,077	6,176
CenterPoint Energy, Inc. 2.95% 2030	2,000	1,904
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,704
Comision Federal de Electricidad 4.75% 2027[7]	645	602
Commonwealth Edison Co. 4.35% 2045	1,585	1,830
Commonwealth Edison Co. 4.00% 2048	2,600	2,934
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Connecticut Light and Power Co. 3.20% 2027	$1,525	$1,619
Consolidated Edison Co. of New York, Inc. 3.35% 2030	1,100	1,137
Consolidated Edison Co. of New York, Inc. 3.988% 2050	450	471
Consolidated Edison Co. of New York, Inc. 4.50% 2058	6,100	6,761
Consumers Energy Co. 3.375% 2023	395	412
Consumers Energy Co. 3.125% 2024	3,785	3,830
Consumers Energy Co. 3.25% 2046	465	470
Consumers Energy Co. 4.05% 2048	3,882	4,510
Consumers Energy Co. 3.10% 2050	3,273	3,207
Consumers Energy Co. 3.75% 2050	1,193	1,300
Consumers Energy Co. 3.50% 2051	1,000	1,079
Dominion Resources, Inc. 2.00% 2021	665	662
Dominion Resources, Inc. 2.75% 2022	800	798
Dominion Resources, Inc. 2.85% 2026	1,500	1,439
Dominion Resources, Inc. 3.375% 2030	1,825	1,807
Dominion Resources, Inc., junior subordinated, 2.579% 2020[9]	713	712
Dominion Resources, Inc., junior subordinated, 3.071% 2024[9]	1,775	1,778
DTE Energy Co. 3.95% 2049	1,800	1,973
DTE Energy Co. 2.95% 2050	705	663
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,388
Duke Energy Carolinas, LLC 2.45% 2030	1,350	1,347
Duke Energy Corp. 3.75% 2024	150	156
Duke Energy Corp. 2.65% 2026	3,150	3,133
Duke Energy Florida, LLC 3.20% 2027	1,445	1,505
Duke Energy Florida, LLC 2.50% 2029	3,960	3,902
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,244
Duke Energy Progress Inc. (3-month USD-LIBOR + 0.18%) 1.179% 2020[10]	3,750	3,679
Duke Energy Progress Inc. 4.15% 2044	2,020	2,289
Duke Energy Progress Inc. 3.70% 2046	3,975	4,307
Duke Energy Progress, LLC 3.375% 2023	2,040	2,126
Edison International 3.55% 2024	4,763	4,740
Edison International 4.95% 2025	250	254
Edison International 5.75% 2027	5,436	5,662
Edison International 4.125% 2028	5,904	5,665
EDP Finance BV 3.625% 2024[7]	6,425	6,489
Electricité de France SA 2.35% 2020[7]	650	649
Electricité de France SA 4.75% 2035[7]	1,250	1,469
Electricité de France SA 4.875% 2038[7]	2,750	3,173
Electricité de France SA 5.60% 2040	525	645
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[9]	1,000	927
Emera US Finance LP 3.55% 2026	320	306
Enel Finance International SA 4.25% 2023[7]	4,339	4,446
Enel Finance International SA 3.50% 2028[7]	3,085	3,106
Enersis Américas SA 4.00% 2026	245	231
Entergy Corp. 2.95% 2026	872	866
Entergy Louisiana, LLC 4.20% 2048	4,200	4,790
Eversource Energy 3.80% 2023	2,730	2,995
Exelon Corp. 3.40% 2026	100	97
Exelon Corp. 4.05% 2030	950	943
Exelon Corp. 4.70% 2050	500	524
Exelon Corp., junior subordinated, 3.497% 2022[9]	1,075	1,041
FirstEnergy Corp. 2.05% 2025	1,000	970
FirstEnergy Corp. 2.65% 2030	9,413	8,930
FirstEnergy Corp. 4.85% 2047	2,000	2,245
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Florida Power & Light Co. 2.85% 2025	$1,100	$1,158
Florida Power & Light Co. 3.70% 2047[7]	1,036	1,148
Florida Power & Light Co. 3.15% 2049	1,975	2,059
Gulf Power Co. 3.30% 2027	4,500	4,423
Jersey Central Power & Light Co. 4.30% 2026[7]	1,790	1,917
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,062
MidAmerican Energy Holdings Co. 3.65% 2029	3,220	3,525
Mississippi Power Co. 3.95% 2028	2,814	2,905
National Grid PLC 3.15% 2027[7]	275	273
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	4,000	4,228
NiSource Finance Corp. 2.65% 2022	325	328
Northern States Power Co. 4.125% 2044	6,000	7,075
Northern States Power Co. 2.90% 2050	3,218	3,187
NSTAR Electric Co. 3.95% 2030	500	560
Oncor Electric Delivery Co. LLC 2.75% 2024	1,525	1,476
Pacific Gas and Electric Co. 4.25% 2023[7,13]	7,445	7,547
Pacific Gas and Electric Co. 2.95% 2026[13]	250	238
Pacific Gas and Electric Co. 4.65% 2028[7,13]	750	786
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	5,802
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	5,978
Public Service Co. of Colorado 2.25% 2022	2,000	2,004
Public Service Co. of Colorado 3.80% 2047	1,903	1,991
Public Service Co. of Colorado 3.20% 2050	294	299
Public Service Electric and Gas Co. 3.20% 2029	2,333	2,479
Public Service Electric and Gas Co. 2.45% 2030	4,070	4,059
Public Service Electric and Gas Co. 3.60% 2047	548	573
Public Service Electric and Gas Co. 3.15% 2050	4,625	4,841
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,889
Public Service Enterprise Group Inc. 2.25% 2026	345	344
Puget Energy, Inc. 6.00% 2021	1,823	1,858
Puget Energy, Inc. 5.625% 2022	1,965	1,968
Puget Sound Energy, Inc. 3.25% 2049	3,000	2,955
San Diego Gas & Electric Co. 6.125% 2037	1,450	1,797
San Diego Gas & Electric Co. 6.00% 2039	1,000	1,278
San Diego Gas & Electric Co. 3.75% 2047	1,327	1,351
San Diego Gas & Electric Co. 4.10% 2049	1,607	1,654
San Diego Gas & Electric Co. 3.32% 2050	950	949
Southern California Edison Co. 3.40% 2023	150	154
Southern California Edison Co. 3.50% 2023	700	724
Southern California Edison Co. 3.65% 2028	423	432
Southern California Edison Co. 2.85% 2029	4,450	4,319
Southern California Edison Co. 2.25% 2030	4,310	4,027
Southern California Edison Co. 6.00% 2034	2,500	3,020
Southern California Edison Co. 5.35% 2035	3,000	3,601
Southern California Edison Co. 5.75% 2035	675	846
Southern California Edison Co. 4.00% 2047	1,606	1,680
Southern California Edison Co. 4.125% 2048	2,902	3,114
Southern California Edison Co. 4.875% 2049	3,745	4,345
Southern California Edison Co. 3.65% 2050	5,840	5,699
Southern California Edison Co., Series C, 3.60% 2045	3,840	3,543
Southern California Gas Co. 2.55% 2030	4,650	4,556
Talen Energy Corp. 10.50% 2026[7]	885	643
Talen Energy Corp. 7.25% 2027[7]	3,430	3,119
Virginia Electric and Power Co. 3.80% 2028	2,000	2,124
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric and Power Co. 4.00% 2043	$969	$1,041
Virginia Electric and Power Co. 4.00% 2046	1,737	1,881
Virginia Electric and Power Co. 4.60% 2048	2,650	3,024
Virginia Electric and Power Co. 3.30% 2049	3,575	3,626
Virginia Electric and Power Co., Series B, 3.80% 2047	1,000	1,074
Wisconsin Power and Light Co. 3.65% 2050	475	487
Xcel Energy Inc. 3.35% 2026	4,756	4,709
Xcel Energy Inc. 2.60% 2029	5,607	5,329
Xcel Energy Inc. 3.40% 2030	1,025	1,041
Xcel Energy Inc. 6.50% 2036	2,000	2,624
Xcel Energy Inc. 3.50% 2049	3,221	2,876
		320,551
Communication services 1.05%
Alphabet Inc. 1.998% 2026	3,000	3,175
Altice NV 7.50% 2026[7]	900	880
AMC Networks Inc. 4.75% 2025	1,225	1,199
AT&T Inc. 2.305% 2020[10]	1,889	1,877
AT&T Inc. 3.80% 2027	305	318
AT&T Inc. 4.35% 2029	2,000	2,155
AT&T Inc. 4.50% 2035	225	246
AT&T Inc. 4.30% 2042	100	106
AT&T Inc. 4.75% 2046	943	1,052
Cablevision Systems Corp. 6.75% 2021	9,575	9,927
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	540
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,251
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[7]	2,650	2,693
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	5,050	5,131
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	2,500	2,464
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,508
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[7]	2,710	2,658
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	285	350
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	751	803
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	800	838
CenturyLink, Inc. 6.75% 2023	8,475	9,060
CenturyLink, Inc. 7.50% 2024	1,500	1,652
CenturyLink, Inc. 5.125% 2026[7]	2,050	2,055
CenturyLink, Inc. 4.00% 2027[7]	700	674
CenturyLink, Inc., Series T, 5.80% 2022	2,625	2,663
Comcast Corp. 3.00% 2024	500	526
Comcast Corp. 3.70% 2024	2,245	2,414
Comcast Corp. 3.95% 2025	3,735	4,120
Comcast Corp. 2.35% 2027	4,000	3,995
Comcast Corp. 4.15% 2028	2,608	2,975
Comcast Corp. 2.65% 2030	6,530	6,740
Comcast Corp. 3.20% 2036	750	795
Comcast Corp. 3.90% 2038	1,000	1,128
Comcast Corp. 4.60% 2038	4,000	5,000
Comcast Corp. 3.75% 2040	594	658
Comcast Corp. 4.00% 2048	250	290
Comcast Corp. 4.70% 2048	800	1,039
Deutsche Telekom AG 3.625% 2050[7]	3,550	3,549
Deutsche Telekom International Finance BV 1.95% 2021[7]	500	494
Deutsche Telekom International Finance BV 2.82% 2022[7]	784	779
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 9.25% 2032	$3,570	$5,360
Embarq Corp. 7.995% 2036	3,075	3,061
Fox Corp. 4.03% 2024	1,120	1,166
Fox Corp. 3.05% 2025	763	768
Fox Corp. 3.50% 2030	5,732	5,818
France Télécom 4.125% 2021	2,500	2,559
Frontier Communications Corp. 11.00% 2025[13]	29,680	7,939
Frontier Communications Corp. 8.00% 2027[7]	2,150	2,132
Gogo Inc. 9.875% 2024[7]	19,820	15,782
iHeartCommunications, Inc. 5.25% 2027[7]	2,493	2,186
Intelsat Jackson Holding Co. 8.00% 2024[7]	3,075	2,990
Intelsat Jackson Holding Co. 8.50% 2024[7]	7,650	4,865
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[11]	1,400	1,316
Liberty Global PLC 5.50% 2028[7]	2,075	1,962
Ligado Networks, Term Loan, (3-month USD-LIBOR + 10.75%) 11.03% 2020 (100% PIK)[10,11,12]	6,570	3,293
MDC Partners Inc. 6.50% 2024[7]	3,225	2,443
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[7]	4,630	4,631
Orange SA 5.50% 2044	1,500	1,927
Sirius XM Radio Inc. 3.875% 2022[7]	3,450	3,463
Sirius XM Radio Inc. 4.625% 2024[7]	3,345	3,416
Sprint Corp. 7.625% 2026	4,125	4,692
Sprint Corp. 6.875% 2028	6,900	7,919
Trilogy International Partners, LLC 8.875% 2022[7]	12,800	10,892
Univision Communications Inc. 5.125% 2023[7]	7,950	7,095
Verizon Communications Inc. 3.00% 2027	2,200	2,317
Verizon Communications Inc. 4.329% 2028	3,677	4,247
Verizon Communications Inc. 3.875% 2029	250	280
Verizon Communications Inc. 4.016% 2029	1,902	2,157
Verizon Communications Inc. 3.15% 2030	5,025	5,415
Verizon Communications Inc. 4.50% 2033	2,000	2,412
Verizon Communications Inc. 4.125% 2046	333	387
Verizon Communications Inc. 4.00% 2050	1,150	1,371
Vodafone Group PLC 3.75% 2024	3,788	3,952
Vodafone Group PLC 4.125% 2025	2,500	2,667
Vodafone Group PLC 4.375% 2028	350	369
Vodafone Group PLC 5.25% 2048	500	606
Vodafone Group PLC 4.25% 2050	7,000	7,221
Walt Disney Co. 4.625% 2040	1,090	1,332
Walt Disney Co. 4.70% 2050	1,600	2,091
Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,749
Ziggo Bond Finance BV 5.50% 2027[7]	5,238	5,267
		242,292
Energy 1.02%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[7]	2,935	2,005
Apache Corp. 4.375% 2028	6,000	3,214
Apache Corp. 4.25% 2030	2,555	1,358
Apache Corp. 4.75% 2043	2,320	1,031
Apache Corp. 5.35% 2049	6,000	3,030
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[10,11]	1,223	1,086
BP Capital Markets PLC 3.41% 2026	3,460	3,465
BP Capital Markets PLC 4.234% 2028	1,325	1,441
Canadian Natural Resources Ltd. 2.95% 2023	2,700	2,342
Carrizo Oil & Gas Inc. 6.25% 2023	1,870	458
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 3.80% 2023	$3,970	$2,096
Cenovus Energy Inc. 4.25% 2027	5,690	2,795
Cenovus Energy Inc. 5.25% 2037	975	438
Cenovus Energy Inc. 5.40% 2047	1,000	456
Cheniere Energy, Inc. 3.70% 2029[7]	6,082	4,574
Chesapeake Energy Corp. 4.875% 2022	7,225	795
Chesapeake Energy Corp. 5.75% 2023	75	8
Chesapeake Energy Corp. 11.50% 2025[7]	4,122	701
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.878% 2024[10,11]	1,990	808
Chevron Corp. 3.326% 2025	1,165	1,240
Chevron Corp. 2.954% 2026	1,600	1,686
Comstock Resources, Inc. 9.75% 2026	2,920	2,094
Concho Resources Inc. 4.30% 2028	6,615	6,060
Concho Resources Inc. 4.85% 2048	750	611
CONSOL Energy Inc. 5.875% 2022	18,199	16,789
Constellation Oil Services Holding SA 10.00% 2024[7,12]	988	395
Convey Park Energy LLC 7.50% 2025[7]	1,100	786
DCP Midstream Operating LP 4.95% 2022	3,350	2,775
Diamond Offshore Drilling, Inc. 4.875% 2043	5,610	815
Enbridge Energy Partners, LP 5.875% 2025	3,200	3,159
Enbridge Energy Partners, LP 7.375% 2045	544	601
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,436
Enbridge Inc. 4.00% 2023	1,678	1,600
Enbridge Inc. 3.70% 2027	162	161
Energy Transfer Operating, LP 2.90% 2025	1,601	1,357
Energy Transfer Operating, LP 5.00% 2050	2,000	1,560
Energy Transfer Partners, LP 4.50% 2024	1,210	1,081
Energy Transfer Partners, LP 4.75% 2026	2,494	2,209
Energy Transfer Partners, LP 5.25% 2029	5,757	4,885
Energy Transfer Partners, LP 6.00% 2048	774	652
Energy Transfer Partners, LP 6.25% 2049	6,257	5,315
Enterprise Products Operating LLC 4.90% 2046	500	483
EOG Resources, Inc. 4.15% 2026	2,980	3,057
EQT Corp. 3.00% 2022	475	400
EQT Corp. 3.90% 2027	910	634
Equinor ASA 3.625% 2028	3,685	3,962
Equinor ASA 3.25% 2049	6,066	6,002
Extraction Oil & Gas, Inc. 5.625% 2026[7]	4,125	716
Exxon Mobil Corp. 2.222% 2021	8,070	8,166
Exxon Mobil Corp. 2.019% 2024	5,780	5,785
Exxon Mobil Corp. 2.275% 2026	1,500	1,527
Exxon Mobil Corp. 3.043% 2026	1,125	1,192
Exxon Mobil Corp. 2.44% 2029	3,999	4,100
Exxon Mobil Corp. 3.482% 2030	3,000	3,329
Genesis Energy, LP 6.50% 2025	2,725	1,990
Halliburton Co. 3.80% 2025	16	14
Hess Midstream Partners LP 5.125% 2028[7]	1,305	922
Jonah Energy LLC 7.25% 2025[7]	1,825	91
Kinder Morgan, Inc. 4.30% 2028	4,359	4,288
Kinder Morgan, Inc. 5.20% 2048	756	802
Marathon Oil Corp. 4.40% 2027	1,005	672
McDermott International, Inc. 10.625% 2024[7,13]	3,705	181
MPLX LP 4.125% 2027	500	427
MPLX LP 4.50% 2038	750	589
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Murphy Oil Corp. 5.875% 2027	$491	$259
NGL Energy Partners LP 7.50% 2023	1,610	572
NGL Energy Partners LP 6.125% 2025	7,420	2,588
Noble Corp. PLC 7.95% 2025[9]	1,725	205
Noble Corp. PLC 8.95% 2045[9]	3,125	281
Noble Energy, Inc. 3.85% 2028	3,000	2,128
Noble Energy, Inc. 3.25% 2029	6,505	4,187
Noble Energy, Inc. 4.95% 2047	375	228
Noble Energy, Inc. 4.20% 2049	588	320
NuStar Logistics, LP 4.80% 2020	155	136
NuStar Logistics, LP 6.75% 2021[7]	215	173
Oasis Petroleum Inc. 6.875% 2022	5,165	1,059
Occidental Petroleum Corp. 4.85% 2021	2,751	2,305
Occidental Petroleum Corp. 2.70% 2022	3,000	2,140
Occidental Petroleum Corp. 2.90% 2024	2,815	1,537
Occidental Petroleum Corp. 3.20% 2026	788	385
Occidental Petroleum Corp. 5.55% 2026	1,125	601
Occidental Petroleum Corp. 3.50% 2029	4,425	2,084
Occidental Petroleum Corp. 4.40% 2049	4,112	1,783
ONEOK, Inc. 2.20% 2025	527	408
ONEOK, Inc. 3.10% 2030	919	695
Peabody Energy Corp. 6.00% 2022[7]	2,150	1,478
Petróleos Mexicanos 6.50% 2027	3,000	2,246
Petróleos Mexicanos 5.35% 2028	1,870	1,306
Petróleos Mexicanos 6.84% 2030[7]	550	401
Phillips 66 Partners LP 3.55% 2026	160	145
Phillips 66 Partners LP 4.68% 2045	400	329
Phillips 66 Partners LP 4.90% 2046	275	233
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,228
Sabine Pass Liquefaction, LLC 5.875% 2026	923	881
Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,125
Schlumberger BV 3.75% 2024[7]	495	469
Schlumberger BV 4.00% 2025[7]	70	65
Shell International Finance BV 2.25% 2020	1,965	1,955
Shell International Finance BV 3.50% 2023	2,235	2,333
Shell International Finance BV 2.00% 2024	1,930	1,922
Shell International Finance BV 3.875% 2028	3,662	4,011
Statoil ASA 2.75% 2021	1,925	1,947
Statoil ASA 3.25% 2024	2,850	2,794
Statoil ASA 4.25% 2041	2,000	2,261
Sunoco Logistics Operating Partners, LP 5.40% 2047	650	518
Targa Resources Partners LP 5.875% 2026	1,750	1,467
Targa Resources Partners LP 5.50% 2030[7]	3,485	2,723
Teekay Corp. 9.25% 2022[7]	4,825	4,866
Teekay Offshore Partners LP 8.50% 2023[7]	3,550	3,155
Total Capital International 2.434% 2025	3,125	3,143
Total Capital International 3.455% 2029	8,603	9,102
Total Capital SA 3.883% 2028	1,000	1,086
TransCanada PipeLines Ltd. 4.25% 2028	1,090	1,116
TransCanada PipeLines Ltd. 4.75% 2038	3,000	2,982
TransCanada PipeLines Ltd. 4.875% 2048	700	764
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[12]	4,452	289
Valaris PLC 5.75% 2044	6,220	480
Valero Energy Corp. 4.00% 2029	4,000	3,913
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Vine Oil & Gas LP 8.75% 2023[7]	$2,500	$612
Weatherford International PLC 11.00% 2024[7]	10,927	6,671
Western Midstream Operating, LP 5.25% 2050	1,685	695
Williams Partners LP 4.30% 2024	85	77
		236,559
Industrials 0.93%
ADT Corp. 3.50% 2022	5,625	5,526
Allison Transmission Holdings, Inc. 5.00% 2024[7]	3,205	3,133
Associated Materials, LLC 9.00% 2024[7]	10,036	8,129
Avis Budget Group, Inc. 5.50% 2023	1,815	1,559
Avis Budget Group, Inc. 5.25% 2025[7]	1,275	1,014
Avolon Holdings Funding Ltd. 3.625% 2022[7]	1,254	1,113
Avolon Holdings Funding Ltd. 3.95% 2024[7]	1,587	1,331
Avolon Holdings Funding Ltd. 4.375% 2026[7]	1,975	1,587
Boeing Co. 2.70% 2022	4,400	4,205
Boeing Co. 2.80% 2024	875	825
Boeing Co. 3.10% 2026	1,508	1,397
Boeing Co. 2.70% 2027	511	470
Boeing Co. 2.95% 2030	186	173
Boeing Co. 3.60% 2034	7,500	6,733
Boeing Co. 3.25% 2035	334	291
Burlington Northern Santa Fe, LLC 4.40% 2042	5,000	5,864
CCCI Treasure Ltd., 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 7.192% on 4/21/2020)[9]	5,000	4,988
CSX Corp. 3.80% 2028	6,060	6,448
CSX Corp. 4.25% 2029	3,062	3,443
CSX Corp. 4.30% 2048	1,125	1,240
CSX Corp. 4.75% 2048	938	1,086
CSX Corp. 3.35% 2049	563	541
CSX Corp. 4.50% 2049	3,785	4,378
Dun & Bradstreet Corp. 6.875% 2026[7]	1,780	1,861
Euramax International, Inc. 12.00% 2020[7]	4,550	3,253
GE Capital International Funding Co. 4.418% 2035	1,200	1,302
General Dynamics Corp. 3.00% 2021	4,000	4,043
General Dynamics Corp. 3.375% 2023	2,550	2,676
General Dynamics Corp. 3.50% 2025	4,804	5,129
General Dynamics Corp. 3.75% 2028	443	472
General Dynamics Corp. 4.25% 2050	397	494
General Electric Co. 2.70% 2022	6,535	6,436
Hardwoods Acquisition Inc. 7.50% 2021[7]	2,328	838
Hertz Global Holdings Inc. 7.625% 2022[7]	991	810
Honeywell International Inc. 2.15% 2022	4,400	4,428
Honeywell International Inc. 2.30% 2024	6,925	6,890
Honeywell International Inc. 2.70% 2029	4,330	4,423
Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,307
Lockheed Martin Corp. 2.50% 2020	6,900	6,917
Lockheed Martin Corp. 3.10% 2023	545	553
Lockheed Martin Corp. 3.55% 2026	3,490	3,782
LSC Communications, Inc. 8.75% 2023[7]	4,530	521
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	2,175	2,034
Norfolk Southern Corp. 3.00% 2022	2,056	2,048
Norfolk Southern Corp. 2.55% 2029	5,530	5,389
Norfolk Southern Corp. 3.40% 2049	1,312	1,293
Northrop Grumman Corp. 2.55% 2022	5,400	5,404
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Northrop Grumman Corp. 2.93% 2025	$1,820	$1,856
Northrop Grumman Corp. 3.25% 2028	3,495	3,676
Northrop Grumman Corp. 5.15% 2040	1,410	1,788
Northrop Grumman Corp. 5.25% 2050	1,329	1,817
Otis Worldwide Corp. 2.293% 2027[7]	2,135	2,053
Otis Worldwide Corp. 2.565% 2030[7]	3,000	2,925
Pisces Parent LLC 8.00% 2026[7]	1,565	1,358
Prime Security Services Borrower, LLC 6.25% 2028[7]	1,413	1,229
R.R. Donnelley & Sons Co. 6.50% 2023	3,135	3,162
Rockwell Collins, Inc. 2.80% 2022	3,745	3,786
Roper Technologies, Inc. 2.80% 2021	1,815	1,818
Roper Technologies, Inc. 3.80% 2026	410	423
Siemens AG 2.70% 2022[7]	2,685	2,673
TransDigm Inc. 6.50% 2024	135	129
TransDigm Inc. 6.25% 2026[7]	451	451
Triumph Group, Inc. 6.25% 2024[7]	870	781
Uber Technologies, Inc. 8.00% 2026[7]	2,725	2,706
Union Pacific Corp. 3.15% 2024	1,287	1,341
Union Pacific Corp. 3.75% 2025	4,643	4,999
Union Pacific Corp. 2.15% 2027	2,318	2,276
Union Pacific Corp. 3.95% 2028	1,875	2,017
Union Pacific Corp. 3.70% 2029	8,500	9,193
Union Pacific Corp. 2.40% 2030	2,414	2,365
Union Pacific Corp. 4.30% 2049	3,690	4,211
Union Pacific Corp. 3.25% 2050	371	366
Union Pacific Corp. 3.95% 2059	1,365	1,498
Union Pacific Corp. 3.75% 2070	1,091	1,147
United Technologies Corp. 3.65% 2023	179	189
United Technologies Corp. 3.95% 2025	5,155	5,651
United Technologies Corp. 4.125% 2028	1,960	2,168
Vinci SA 3.75% 2029[7]	2,237	2,421
Wesco Aircraft Holdings, Inc. 9.00% 2026[7]	3,250	2,659
		214,909
Consumer staples 0.75%
Albertsons Cos. LLC 5.75% 2025	550	554
Albertsons Cos. LLC 4.625% 2027[7]	2,735	2,737
Altria Group, Inc. 3.80% 2024	2,630	2,671
Altria Group, Inc. 4.40% 2026	445	462
Altria Group, Inc. 4.80% 2029	2,508	2,630
Altria Group, Inc. 5.80% 2039	5,960	6,553
Altria Group, Inc. 4.50% 2043	3,000	2,857
Altria Group, Inc. 5.95% 2049	3,824	4,469
Anheuser-Busch InBev NV 4.15% 2025	8,000	8,644
Anheuser-Busch InBev NV 4.00% 2028	4,345	4,597
Anheuser-Busch InBev NV 4.75% 2029	886	976
Anheuser-Busch InBev NV 5.45% 2039	7,900	9,225
Anheuser-Busch InBev NV 5.55% 2049	2,500	2,953
B&G Foods, Inc. 5.25% 2025	2,175	2,136
BJ’s Wholesale Club Inc., Term Loan, (3-month USD-LIBOR + 2.25%) 3.047% 2024[10,11]	255	244
British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,178
British American Tobacco PLC 2.789% 2024	4,000	3,945
British American Tobacco PLC 3.222% 2024	2,826	2,844
British American Tobacco PLC 3.215% 2026	5,143	4,902
American Funds Insurance Series — Asset Allocation Fund — Page 84 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 3.557% 2027	$1,000	$944
British American Tobacco PLC 3.462% 2029	2,000	1,863
British American Tobacco PLC 4.906% 2030	3,980	4,091
British American Tobacco PLC 4.39% 2037	5,500	5,117
British American Tobacco PLC 4.54% 2047	4,820	4,422
British American Tobacco PLC 5.282% 2050	1,000	1,007
Conagra Brands, Inc. 3.80% 2021	5,000	5,043
Conagra Brands, Inc. 4.30% 2024	4,685	4,873
Conagra Brands, Inc. 5.30% 2038	220	240
Conagra Brands, Inc. 5.40% 2048	1,018	1,151
Constellation Brands, Inc. 2.65% 2022	7,846	7,508
Constellation Brands, Inc. 2.70% 2022	195	191
Constellation Brands, Inc. 3.20% 2023	1,340	1,338
Constellation Brands, Inc. 3.60% 2028	938	920
Constellation Brands, Inc. 4.50% 2047	220	206
Costco Wholesale Corp. 2.30% 2022	954	973
Costco Wholesale Corp. 2.75% 2024	10,000	10,517
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,018
Keurig Dr Pepper Inc. 4.057% 2023	2,000	2,086
Keurig Dr Pepper Inc. 4.597% 2028	2,000	2,201
Keurig Dr Pepper Inc. 4.985% 2038	4,001	4,497
Keurig Dr Pepper Inc. 5.085% 2048	75	95
Kimberly-Clark Corp. 3.10% 2030	844	907
Kraft Heinz Co. 3.95% 2025	2,195	2,162
Molson Coors Brewing Co. 4.20% 2046	2,695	2,425
Nestlé Holdings, Inc. 3.35% 2023[7]	750	791
PepsiCo, Inc. 3.625% 2050	2,180	2,594
Philip Morris International Inc. 1.875% 2021	1,500	1,503
Philip Morris International Inc. 2.375% 2022	1,960	1,999
Philip Morris International Inc. 2.625% 2022	1,670	1,695
Philip Morris International Inc. 2.875% 2024	788	810
Philip Morris International Inc. 3.25% 2024	2,000	2,114
Philip Morris International Inc. 3.375% 2029	3,268	3,454
Post Holdings, Inc. 4.625% 2030[7]	1,666	1,608
Procter & Gamble Co. 1.70% 2021	400	404
Procter & Gamble Co. 3.60% 2050	1,099	1,360
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,105
Reynolds American Inc. 4.45% 2025	2,850	2,907
Reynolds American Inc. 5.85% 2045	2,030	2,193
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,033
Wal-Mart Stores, Inc. 3.40% 2023	5,665	6,036
Wal-Mart Stores, Inc. 2.85% 2024	1,805	1,907
Wal-Mart Stores, Inc. 3.05% 2026	2,060	2,228
Wal-Mart Stores, Inc. 3.70% 2028	687	774
WM. Wrigley Jr. Co. 3.375% 2020[7]	250	248
		173,135
Consumer discretionary 0.72%
Amazon.com, Inc. 2.40% 2023	1,500	1,562
Amazon.com, Inc. 2.80% 2024	1,500	1,594
American Honda Finance Corp. 3.50% 2028	750	745
Bayerische Motoren Werke AG 2.25% 2023[7]	300	291
Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,860
Bayerische Motoren Werke AG 3.15% 2024[7]	8,510	8,456
American Funds Insurance Series — Asset Allocation Fund — Page 85 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 2.343% 2020	$4,635	$4,473
Ford Motor Credit Co. 3.157% 2020	500	490
Ford Motor Credit Co. 3.20% 2021	2,250	2,185
Ford Motor Credit Co. 3.664% 2024	455	407
Ford Motor Credit Co. 5.584% 2024	223	208
General Motors Co. 6.60% 2036	8	7
General Motors Co. 6.25% 2043	992	791
General Motors Co. 5.40% 2048	1,426	1,044
General Motors Co. 5.95% 2049	1,817	1,349
General Motors Financial Co. 3.70% 2020	6,355	6,294
General Motors Financial Co. 3.45% 2022	2,000	1,871
General Motors Financial Co. 3.55% 2022	4,245	3,927
General Motors Financial Co. 3.50% 2024	5,008	4,415
General Motors Financial Co. 4.30% 2025	400	368
General Motors Financial Co. 4.35% 2027	500	414
Hanesbrands Inc. 4.625% 2024[7]	860	857
Hanesbrands Inc. 4.875% 2026[7]	2,700	2,668
Home Depot, Inc. 3.90% 2028	825	918
Home Depot, Inc. 2.95% 2029	9,301	9,645
Home Depot, Inc. 2.70% 2030	4,180	4,265
Home Depot, Inc. 4.25% 2046	3,500	4,198
Home Depot, Inc. 4.50% 2048	428	528
Home Depot, Inc. 3.35% 2050	3,060	3,337
Hyundai Capital America 3.25% 2022[7]	480	471
Lowe’s Cos., Inc. 3.65% 2029	3,574	3,689
Lowe’s Cos., Inc. 4.55% 2049	385	428
Mattel, Inc. 6.75% 2025[7]	3,225	3,310
MGM Resorts International 7.75% 2022	1,700	1,693
NCL Corp. Ltd. 3.625% 2024[7]	3,290	2,123
NIKE, Inc. 3.375% 2050	427	469
Panther BF Aggregator 2, LP 6.25% 2026[7]	545	518
PetSmart, Inc. 5.875% 2025[7]	11,485	11,399
PetSmart, Inc. 8.875% 2025[7]	14,515	13,245
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[10,11]	5,916	5,670
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	340	309
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	4,755	3,863
Scientific Games Corp. 5.00% 2025[7]	375	329
Scientific Games Corp. 8.25% 2026[7]	5,085	3,283
Scientific Games Corp. 7.00% 2028[7]	565	351
Scientific Games Corp. 7.25% 2029[7]	1,615	1,008
Staples, Inc. 7.50% 2026[7]	12,705	11,188
Station Casinos LLC 4.50% 2028[7]	2,575	2,105
Toyota Motor Credit Corp. 1.90% 2021	2,945	2,932
Toyota Motor Credit Corp. 2.15% 2022	545	543
Toyota Motor Credit Corp. 2.60% 2022	924	927
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,432
Toyota Motor Credit Corp. 3.375% 2030	2,225	2,256
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[7]	1,025	953
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	4,988	4,937
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	5,320	5,266
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	3,974
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,086
American Funds Insurance Series — Asset Allocation Fund — Page 86 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	$4,918	$4,610
YUM! Brands, Inc. 7.75% 2025[7]	418	440
		166,974
Information technology 0.58%
Adobe Inc. 1.90% 2025	5,772	5,835
Adobe Inc. 2.15% 2027	9,372	9,500
Adobe Inc. 2.30% 2030	11,832	11,875
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.027% 2025[10,11]	5,150	3,985
Apple Inc. 3.35% 2027	40	44
Apple Inc. 3.00% 2024	625	663
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.45% 2025[10,11]	600	555
Broadcom Inc. 3.125% 2022[7]	1,575	1,562
Broadcom Inc. 3.625% 2024[7]	1,575	1,549
Broadcom Inc. 4.25% 2026[7]	7,508	7,645
Broadcom Inc. 4.75% 2029[7]	11,520	11,726
Broadcom Ltd. 3.625% 2024	937	929
Broadcom Ltd. 3.875% 2027	3,060	2,924
Broadcom Ltd. 3.50% 2028	1,250	1,161
CommScope Finance LLC 6.00% 2026[7]	2,425	2,435
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.813% 2023[1,10,11]	1,354	1,171
Diebold, Inc. 8.50% 2024	3,100	2,042
Fiserv, Inc. 2.75% 2024	1,600	1,594
Fiserv, Inc. 3.20% 2026	7,455	7,690
Fiserv, Inc. 3.50% 2029	10,430	11,101
Fiserv, Inc. 4.40% 2049	1,800	1,942
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[7]	875	900
Infor (US), Inc. 6.50% 2022	350	343
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 2024[10,11]	4,375	4,126
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.691% 2024[10,11]	2,910	2,735
Microsoft Corp. 1.55% 2021	545	549
Microsoft Corp. 3.30% 2027	4,000	4,450
Microsoft Corp. 4.20% 2035	6,000	7,547
Microsoft Corp. 4.10% 2037	1,000	1,225
Microsoft Corp. 4.25% 2047	250	326
PayPal Holdings, Inc. 2.65% 2026	2,364	2,322
PayPal Holdings, Inc. 2.85% 2029	2,770	2,766
Power Solutions Ltd., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.441% 2026[1,10,11]	220	202
Sabre Holdings Corp. 5.25% 2023[7]	325	298
Sabre Holdings Corp. 5.375% 2023[7]	2,629	2,422
Veritas Holdings Ltd. 7.50% 2023[7]	3,350	2,977
Veritas Holdings Ltd. 10.50% 2024[7]	1,285	1,094
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 2023[10,11]	1,241	1,061
Visa Inc. 2.15% 2022	2,725	2,791
Visa Inc. 2.80% 2022	2,000	2,083
Visa Inc. 3.15% 2025	5,500	6,005
Xerox Corp. 4.125% 2023	906	907
		135,057
Materials 0.52%
Air Liquide SA 2.25% 2029[7]	1,381	1,281
Anglo American Capital PLC 5.625% 2030[7]	1,510	1,536
Braskem SA 4.50% 2030[7]	1,255	981
Carrier Global Corp. 2.242% 2025[7]	1,560	1,529
American Funds Insurance Series — Asset Allocation Fund — Page 87 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.493% 2027[7]	$2,861	$2,744
Carrier Global Corp. 2.722% 2030[7]	3,631	3,362
Chemours Co. 6.625% 2023	4,085	3,473
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	581
Cleveland-Cliffs Inc. 4.875% 2024[7]	3,975	3,672
Cleveland-Cliffs Inc. 5.75% 2025	9,456	7,376
Cleveland-Cliffs Inc. 6.75% 2026[7]	2,035	1,810
Cleveland-Cliffs Inc. 5.875% 2027[7]	10,500	6,347
CVR Partners, LP 9.25% 2023[7]	1,750	1,414
Dow Chemical Co. 3.15% 2024	1,565	1,544
Dow Chemical Co. 4.55% 2025	1,405	1,493
Dow Chemical Co. 3.625% 2026	1,884	1,848
Dow Chemical Co. 4.80% 2049	627	656
First Quantum Minerals Ltd. 7.25% 2022[7]	7,175	6,424
First Quantum Minerals Ltd. 7.25% 2023[7]	1,200	1,035
First Quantum Minerals Ltd. 6.50% 2024[7]	4,704	3,934
First Quantum Minerals Ltd. 7.50% 2025[7]	15,400	12,912
First Quantum Minerals Ltd. 6.875% 2026[7]	3,625	2,929
Freeport-McMoRan Inc. 3.55% 2022	1,593	1,537
Freeport-McMoRan Inc. 3.875% 2023	250	240
Freeport-McMoRan Inc. 4.25% 2030	2,150	1,876
FXI Holdings, Inc. 7.875% 2024[7]	2,265	1,547
FXI Holdings, Inc. 12.25% 2026[7]	4,470	3,512
Glencore Funding LLC 4.125% 2024[7]	945	870
H.I.G. Capital, LLC 6.75% 2024[7]	1,291	1,080
Hexion Inc. 7.875% 2027[7]	2,045	1,754
Holcim Ltd. 5.15% 2023[7]	2,395	2,677
International Paper Co. 7.30% 2039	2,005	2,583
LSB Industries, Inc. 9.625% 2023[7]	4,890	4,101
Mosaic Co. 3.25% 2022	1,788	1,754
Mosaic Co. 4.05% 2027	1,587	1,356
Nova Chemicals Corp. 5.25% 2027[7]	2,900	2,459
OCI NV 5.25% 2024[7]	265	253
Praxair, Inc. 3.00% 2021	340	346
Ryerson Inc. 11.00% 2022[7]	4,840	4,537
Sherwin-Williams Co. 2.75% 2022	29	29
Sherwin-Williams Co. 3.125% 2024	275	274
Sherwin-Williams Co. 2.95% 2029	4,000	3,951
Sherwin-Williams Co. 3.80% 2049	5,208	5,237
Tronox Ltd. 6.50% 2026[7]	3,480	3,158
Venator Materials Corp. 5.75% 2025[7]	5,900	4,646
Warrior Met Coal, Inc. 8.00% 2024[7]	3,024	2,516
Westlake Chemical Corp. 4.375% 2047	500	408
		121,582
Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	317
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,252
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,910	2,559
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,314
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	435
American Campus Communities, Inc. 3.75% 2023	3,055	3,084
American Campus Communities, Inc. 4.125% 2024	2,075	2,158
American Campus Communities, Inc. 3.30% 2026	1,698	1,679
American Funds Insurance Series — Asset Allocation Fund — Page 88 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.625% 2027	$6,050	$6,049
American Campus Communities, Inc. 2.85% 2030	3,125	2,937
American Tower Corp. 3.55% 2027	1,425	1,431
American Tower Corp. 3.60% 2028	1,000	1,002
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,107
Brookfield Property REIT Inc. 5.75% 2026[7]	6,050	4,943
Communications Sales & Leasing, Inc. 6.00% 2023[7]	1,800	1,651
Corporate Office Properties LP 3.60% 2023	390	382
Corporate Office Properties LP 5.25% 2024	3,595	3,773
EPR Properties 4.75% 2026	1,000	911
Equinix, Inc. 2.625% 2024	501	471
Equinix, Inc. 2.90% 2026	6,087	5,609
Equinix, Inc. 3.20% 2029	6,170	5,748
Essex Portfolio LP 3.875% 2024	1,000	1,004
Essex Portfolio LP 3.50% 2025	5,865	5,896
Essex Portfolio LP 4.00% 2029	1,800	1,848
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,129
Hospitality Properties Trust 4.50% 2023	1,945	1,463
Hospitality Properties Trust 4.50% 2025	150	110
Hospitality Properties Trust 4.95% 2027	500	380
Hospitality Properties Trust 3.95% 2028	1,950	1,453
Host Hotels & Resorts LP 4.50% 2026	355	332
Public Storage 2.37% 2022	565	559
Realogy Corp. 5.25% 2021[7]	1,750	1,639
Realogy Corp. 4.875% 2023[7]	4,625	3,920
Realogy Corp. 9.375% 2027[7]	2,595	2,207
Scentre Group 3.25% 2025[7]	1,000	1,008
Scentre Group 3.50% 2025[7]	3,075	3,145
Scentre Group 3.75% 2027[7]	2,430	2,401
UDR, Inc. 2.95% 2026	760	740
WEA Finance LLC 3.25% 2020[7]	5,055	5,006
Welltower Inc. 3.95% 2023	1,325	1,315
Westfield Corp. Ltd. 3.15% 2022[7]	4,290	4,177
Westfield Corp. Ltd. 3.50% 2029[7]	443	423
		89,967
Total corporate bonds & notes		2,667,150
U.S. Treasury bonds & notes 11.03% U.S. Treasury 9.29%
U.S. Treasury 1.50% 2020	500	501
U.S. Treasury 1.625% 2020	103,000	103,539
U.S. Treasury 2.50% 2020	15,000	15,089
U.S. Treasury 1.125% 2021	32,000	32,416
U.S. Treasury 1.375% 2021	49,410	49,929
U.S. Treasury 1.50% 2021	3,777	3,846
U.S. Treasury 1.625% 2021	3,704	3,772
U.S. Treasury 1.625% 2021	98	100
U.S. Treasury 1.75% 2021	425	436
U.S. Treasury 2.125% 2021	20,000	20,462
U.S. Treasury 2.25% 2021[14]	115,000	117,637
U.S. Treasury 2.50% 2021	200,000	203,946
U.S. Treasury 2.75% 2021	19,232	19,938
U.S. Treasury 1.125% 2022	5,303	5,394
American Funds Insurance Series — Asset Allocation Fund — Page 89 of 220

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2022	$5,000	$5,105
U.S. Treasury 1.375% 2022	280	288
U.S. Treasury 1.50% 2022	9,407	9,698
U.S. Treasury 1.625% 2022	94	97
U.S. Treasury 1.875% 2022	80,000	82,519
U.S. Treasury 1.875% 2022	5,000	5,190
U.S. Treasury 1.875% 2022	4,000	4,161
U.S. Treasury 2.00% 2022	25,000	26,144
U.S. Treasury 2.125% 2022	37,000	38,874
U.S. Treasury 1.375% 2023	5,614	5,792
U.S. Treasury 1.625% 2023	18,000	18,735
U.S. Treasury 2.25% 2023	5,000	5,359
U.S. Treasury 2.375% 2023	5,000	5,297
U.S. Treasury 2.50% 2023	29,000	30,911
U.S. Treasury 2.75% 2023	15,000	16,133
U.S. Treasury 1.25% 2024	582	605
U.S. Treasury 1.50% 2024	22,500	23,671
U.S. Treasury 1.50% 2024	4,057	4,264
U.S. Treasury 1.75% 2024	3,788	4,017
U.S. Treasury 2.125% 2024	5,000	5,380
U.S. Treasury 2.125% 2024	5,000	5,357
U.S. Treasury 2.25% 2024	5,000	5,367
U.S. Treasury 2.375% 2024	70,000	76,161
U.S. Treasury 2.50% 2024[14]	225,000	243,650
U.S. Treasury 2.50% 2024	700	762
U.S. Treasury 0.50% 2025	4,251	4,279
U.S. Treasury 1.125% 2025	6,719	6,972
U.S. Treasury 1.375% 2025	183,336	192,129
U.S. Treasury 2.50% 2025	3,500	3,857
U.S. Treasury 2.75% 2025	3,229	3,621
U.S. Treasury 1.50% 2026	500	531
U.S. Treasury 1.625% 2026	60,000	64,335
U.S. Treasury 1.625% 2026	27,000	28,940
U.S. Treasury 1.625% 2026	7,000	7,465
U.S. Treasury 1.625% 2026	1,500	1,603
U.S. Treasury 1.875% 2026	8,700	9,440
U.S. Treasury 2.25% 2026	7,072	7,816
U.S. Treasury 1.125% 2027	762	793
U.S. Treasury 1.50% 2027	66,000	70,301
U.S. Treasury 2.25% 2027	80,250	89,610
U.S. Treasury 2.375% 2027	880	994
U.S. Treasury 2.875% 2028	5,217	6,161
U.S. Treasury 1.75% 2029	741	816
U.S. Treasury 1.50% 2030	98,472	106,257
U.S. Treasury 2.50% 2046	3,755	4,726
U.S. Treasury 2.875% 2046[14]	23,550	31,833
U.S. Treasury 3.00% 2047[14]	9,355	12,951
U.S. Treasury 3.00% 2048	336	466
U.S. Treasury 2.25% 2049[14]	40,000	48,654
U.S. Treasury 2.375% 2049	196,201	245,002
		2,150,094
American Funds Insurance Series — Asset Allocation Fund — Page 90 of 220

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.74%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[15]	$85,455	$86,527
U.S. Treasury Inflation-Protected Security 0.625% 2024[15]	115,179	117,066
U.S. Treasury Inflation-Protected Security 0.375% 2027[15]	8,275	8,486
U.S. Treasury Inflation-Protected Security 0.75% 2028[15]	17,983	19,287
U.S. Treasury Inflation-Protected Security 0.875% 2029[15]	20,272	22,081
U.S. Treasury Inflation-Protected Security 0.125% 2030[15]	2,506	2,592
U.S. Treasury Inflation-Protected Security 1.00% 2046[15]	5,443	6,629
U.S. Treasury Inflation-Protected Security 0.875% 2047[14,15]	8,014	9,549
U.S. Treasury Inflation-Protected Security 1.00% 2049[14,15]	101,562	126,285
U.S. Treasury Inflation-Protected Security 0.25% 2050[15]	3,326	3,449
		401,951
Total U.S. Treasury bonds & notes		2,552,045
Mortgage-backed obligations 7.91% Federal agency mortgage-backed obligations 7.61%
Fannie Mae 7.00% 2047[16]	12	14
Fannie Mae 7.00% 2047[16]	2	2
Fannie Mae Pool #885290 6.00% 2021[16]	6	6
Fannie Mae Pool #AE0375 4.00% 2025[16]	703	742
Fannie Mae Pool #AD7072 4.00% 2025[16]	8	8
Fannie Mae Pool #AE3069 4.00% 2025[16]	4	4
Fannie Mae Pool #AE2321 4.00% 2025[16]	2	2
Fannie Mae Pool #AD8204 4.00% 2025[16]	2	2
Fannie Mae Pool #890297 4.00% 2026[16]	720	759
Fannie Mae Pool #AL5448 4.00% 2026[16]	713	752
Fannie Mae Pool #AH9695 4.00% 2026[16]	703	741
Fannie Mae Pool #AH6431 4.00% 2026[16]	600	634
Fannie Mae Pool #890329 4.00% 2026[16]	96	101
Fannie Mae Pool #AJ3010 4.00% 2026[16]	52	54
Fannie Mae Pool #AH8174 4.00% 2026[16]	6	7
Fannie Mae Pool #AH5618 4.00% 2026[16]	6	6
Fannie Mae Pool #AL3908 4.00% 2026[16]	5	5
Fannie Mae Pool #AH8275 4.00% 2026[16]	4	4
Fannie Mae Pool #AH0829 4.00% 2026[16]	4	4
Fannie Mae Pool #888204 6.00% 2026[16]	179	198
Fannie Mae Pool #AL7299 4.00% 2027[16]	358	378
Fannie Mae Pool #MA1109 4.00% 2027[16]	7	7
Fannie Mae Pool #MA3653 3.00% 2029[16]	66	69
Fannie Mae Pool #AL8347 4.00% 2029[16]	724	764
Fannie Mae Pool #MA3547 3.00% 2033[16]	18	19
Fannie Mae Pool #254767 5.50% 2033[16]	387	437
Fannie Mae Pool #555956 5.50% 2033[16]	258	292
Fannie Mae Pool #MA3827 2.50% 2034[16]	8,931	9,287
Fannie Mae Pool #BJ9733 2.50% 2034[16]	175	182
Fannie Mae Pool #MA3657 3.00% 2034[16]	6,069	6,357
Fannie Mae Pool #BN1085 4.00% 2034[16]	1,388	1,465
Fannie Mae Pool #BN3172 4.00% 2034[16]	451	475
Fannie Mae Pool #MA3896 2.50% 2035[16]	52,009	54,084
Fannie Mae Pool #MA3955 2.50% 2035[16]	30,421	31,637
Fannie Mae Pool #AS8554 3.00% 2036[16]	17,166	18,202
Fannie Mae Pool #929185 5.50% 2036[16]	616	700
Fannie Mae Pool #893641 6.00% 2036[16]	1,232	1,400
Fannie Mae Pool #893688 6.00% 2036[16]	382	440
American Funds Insurance Series — Asset Allocation Fund — Page 91 of 220

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #907239 6.00% 2036[16]	$76	$88
Fannie Mae Pool #AD0249 5.50% 2037[16]	212	239
Fannie Mae Pool #190379 5.50% 2037[16]	113	128
Fannie Mae Pool #924952 6.00% 2037[16]	1,446	1,665
Fannie Mae Pool #888292 6.00% 2037[16]	1,080	1,247
Fannie Mae Pool #928031 6.00% 2037[16]	154	177
Fannie Mae Pool #888637 6.00% 2037[16]	19	22
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,832	2,114
Fannie Mae Pool #AD0095 6.00% 2038[16]	1,337	1,542
Fannie Mae Pool #995674 6.00% 2038[16]	657	758
Fannie Mae Pool #AE0021 6.00% 2038[16]	565	652
Fannie Mae Pool #AB0538 6.00% 2038[16]	358	412
Fannie Mae Pool #AL7164 6.00% 2038[16]	326	374
Fannie Mae Pool #995391 6.00% 2038[16]	39	45
Fannie Mae Pool #889983 6.00% 2038[16]	35	41
Fannie Mae Pool #995224 6.00% 2038[16]	20	23
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	354	408
Fannie Mae Pool #AL0309 6.00% 2040[16]	116	134
Fannie Mae Pool #AB4536 6.00% 2041[16]	623	715
Fannie Mae Pool #AL7228 6.00% 2041[16]	463	533
Fannie Mae Pool #AP2131 3.50% 2042[16]	7,980	8,583
Fannie Mae Pool #AU8813 4.00% 2043[16]	3,337	3,692
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,928	2,133
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,727	1,890
Fannie Mae Pool #AL8773 3.50% 2045[16]	12,661	13,617
Fannie Mae Pool #AL8354 3.50% 2045[16]	3,062	3,290
Fannie Mae Pool #BC4764 3.00% 2046[16]	29,805	31,474
Fannie Mae Pool #AL8522 3.50% 2046[16]	6,074	6,526
Fannie Mae Pool #BD9699 3.50% 2046[16]	2,626	2,804
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,759	1,893
Fannie Mae Pool #BC7611 4.00% 2046[16]	632	683
Fannie Mae Pool #BH4084 3.50% 2047[16]	31,858	33,859
Fannie Mae Pool #CA0770 3.50% 2047[16]	5,083	5,412
Fannie Mae Pool #BE1290 3.50% 2047[16]	4,620	4,930
Fannie Mae Pool #MA3211 4.00% 2047[16]	10,591	11,384
Fannie Mae Pool #BJ3775 3.50% 2048[16]	21,285	22,614
Fannie Mae Pool #MA3520 3.50% 2048[16]	324	343
Fannie Mae Pool #CA2622 3.50% 2048[16]	28	29
Fannie Mae Pool #BK7655 3.931% 2048[10,16]	1,299	1,358
Fannie Mae Pool #MA3443 4.00% 2048[16]	22,187	23,725
Fannie Mae Pool #MA3467 4.00% 2048[16]	11,558	12,344
Fannie Mae Pool #FM1437 4.00% 2048[16]	6,856	7,325
Fannie Mae Pool #BK0920 4.00% 2048[16]	5,774	6,164
Fannie Mae Pool #BJ9256 4.00% 2048[16]	5,517	5,904
Fannie Mae Pool #BK4764 4.00% 2048[16]	2,710	2,903
Fannie Mae Pool #MA3521 4.00% 2048[16]	1,833	1,958
Fannie Mae Pool #BJ9252 4.00% 2048[16]	1,642	1,754
Fannie Mae Pool #BK7608 4.00% 2048[16]	683	729
Fannie Mae Pool #BK6971 4.00% 2048[16]	591	633
Fannie Mae Pool #BK0915 4.00% 2048[16]	510	545
Fannie Mae Pool #MA3536 4.00% 2048[16]	208	222
Fannie Mae Pool #MA3277 4.00% 2048[16]	44	48
Fannie Mae Pool #BK5255 4.00% 2048[16]	35	39
American Funds Insurance Series — Asset Allocation Fund — Page 92 of 220

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2493 4.50% 2048[16]	$3,152	$3,397
Fannie Mae Pool #MA3496 4.50% 2048[16]	195	210
Fannie Mae Pool #CA4756 3.00% 2049[16]	11,289	11,922
Fannie Mae Pool #CA4813 3.50% 2049[16]	20,375	21,577
Fannie Mae Pool #CA4566 3.50% 2049[16]	13,623	14,409
Fannie Mae Pool #CA5166 3.50% 2049[16]	4,334	4,587
Fannie Mae Pool #CA4026 3.50% 2049[16]	3,106	3,284
Fannie Mae Pool #BN5402 3.50% 2049[16]	1,015	1,075
Fannie Mae Pool #BN6249 3.50% 2049[16]	413	438
Fannie Mae Pool #MA3597 3.50% 2049[16]	174	184
Fannie Mae Pool #BN6683 3.50% 2049[16]	85	90
Fannie Mae Pool #MA3574 3.50% 2049[16]	79	84
Fannie Mae Pool #BN6006 4.50% 2049[16]	12,107	13,040
Fannie Mae Pool #MA3593 4.50% 2049[16]	4,695	5,056
Fannie Mae Pool #MA3905 3.00% 2050[16]	40,542	42,576
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	138	163
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	34	42
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[10,16]	1,603	1,642
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	2,840	2,899
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	2,581	2,644
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.229% 2023[10,16]	6,739	7,108
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[10,16]	6,193	6,609
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[10,16]	5,048	5,473
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[10,16]	6,082	6,550
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.478% 2024[10,16]	5,267	5,715
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 2026[10,16]	9,665	10,222
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[10,16]	2,891	3,226
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	77	73
Freddie Mac 3.00% 2037[16]	25,725	27,279
Freddie Mac 5.00% 2038[16]	846	943
Freddie Mac 6.50% 2038[16]	99	113
Freddie Mac 4.50% 2039[16]	161	177
Freddie Mac 4.00% 2042[16]	3,603	3,907
Freddie Mac 4.00% 2045[16]	11,690	12,751
Freddie Mac 3.00% 2046[16]	7,385	7,837
Freddie Mac 4.50% 2046[16]	1,294	1,407
Freddie Mac 4.50% 2046[16]	855	933
Freddie Mac 3.50% 2047[16]	35,034	37,054
Freddie Mac 3.50% 2047[16]	20,620	21,924
Freddie Mac 3.50% 2047[16]	3,467	3,695
Freddie Mac 3.50% 2048[16]	1,700	1,802
Freddie Mac 4.00% 2048[16]	15,528	16,592
Freddie Mac Pool #ZK7598 3.00% 2027[16]	14,066	14,761
Freddie Mac Pool #ZK7580 3.00% 2027[16]	5,739	6,018
Freddie Mac Pool #ZS8710 3.00% 2033[16]	3,553	3,727
Freddie Mac Pool #SB0023 3.00% 2033[16]	2,226	2,335
Freddie Mac Pool #SB8020 2.50% 2034[16]	959	997
Freddie Mac Pool #QN1174 2.50% 2034[16]	912	948
Freddie Mac Pool #SB8013 2.50% 2034[16]	865	899
Freddie Mac Pool #ZT2094 2.50% 2034[16]	544	566
Freddie Mac Pool #ZT2019 3.00% 2034[16]	4,000	4,191
Freddie Mac Pool #G18729 3.00% 2034[16]	3,821	4,005
Freddie Mac Pool #G18732 3.00% 2034[16]	3,819	4,002
Freddie Mac Pool #J40154 3.00% 2034[16]	527	553
American Funds Insurance Series — Asset Allocation Fund — Page 93 of 220

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SB8035 2.50% 2035[16]	$26,039	$27,080
Freddie Mac Pool #C03518 5.00% 2040[16]	1,585	1,762
Freddie Mac Pool #Q23185 4.00% 2043[16]	2,162	2,394
Freddie Mac Pool #Q23190 4.00% 2043[16]	1,783	1,951
Freddie Mac Pool #760014 3.499% 2045[10,16]	729	755
Freddie Mac Pool #G60344 4.00% 2045[16]	11,048	12,071
Freddie Mac Pool #760015 3.23% 2047[10,16]	1,470	1,502
Freddie Mac Pool #Q52157 3.50% 2047[16]	4,596	4,886
Freddie Mac Pool #SI2002 4.00% 2048[16]	10,196	10,945
Freddie Mac Pool #ZS4785 4.00% 2048[16]	5,566	5,945
Freddie Mac Pool #ZA6124 4.50% 2048[16]	10,855	11,690
Freddie Mac Pool #SD7507 3.00% 2049[16]	37,843	39,929
Freddie Mac Pool #ZA7047 3.50% 2049[16]	3,664	3,880
Freddie Mac Pool #ZT1776 3.50% 2049[16]	2,400	2,538
Freddie Mac Pool #SD8017 3.50% 2049[16]	667	706
Freddie Mac Pool #RA2020 3.00% 2050[16]	16,270	17,141
Freddie Mac, Series T041, Class 3A, 5.371% 2032[10,16]	254	286
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,153
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,923
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,595
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,421
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[10,16]	9,778	10,936
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,888
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	8,124
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,390
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,587
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[10,16]	3,145	3,623
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	4,968
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,866
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,16]	9,755	10,145
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	9,423	9,796
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,16]	5,137	5,343
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[10,16]	2,180	2,286
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,16]	1,622	1,705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	3,923	4,148
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	3,260	3,500
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,308	1,401
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	17,521	18,592
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	9,892	10,304
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,839	3,980
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	4,817	4,744
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	7,817	8,106
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,562
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.247% 2027[10,16]	1,453	1,411
Government National Mortgage Assn. 4.00% 2048[16]	12,515	13,526
Government National Mortgage Assn. 4.00% 2048[16]	1,508	1,630
Government National Mortgage Assn. 4.50% 2049[16]	47,329	50,372
Government National Mortgage Assn. 3.00% 2050[16,17]	38,920	41,171
Government National Mortgage Assn. 3.50% 2050[16,17]	95,201	100,309
Government National Mortgage Assn. 4.00% 2050[16]	4,097	4,373
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[16]	13,860	14,717
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[16]	107,858	113,965
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[16]	16,315	17,236
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	49,615	52,714
American Funds Insurance Series — Asset Allocation Fund — Page 94 of 220

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	$29,549	$31,560
Government National Mortgage Assn. Pool #MA6220 4.00% 2049[16]	19,059	20,292
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[16]	3,134	3,334
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[16]	267	284
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	11,867	12,619
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[16]	11,055	11,754
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	6,742	7,170
Uniform Mortgage-Backed Security 2.00% 2035[16,17]	10,000	10,271
Uniform Mortgage-Backed Security 2.50% 2035[16,17]	22,024	22,854
Uniform Mortgage-Backed Security 3.00% 2035[16,17]	4,972	5,200
Uniform Mortgage-Backed Security 3.00% 2050[16,17]	49,321	51,723
Uniform Mortgage-Backed Security 3.50% 2050[16,17]	97,318	102,956
Uniform Mortgage-Backed Security 4.00% 2050[16,17]	25,366	27,086
Uniform Mortgage-Backed Security 4.50% 2050[16,17]	19,837	21,353
		1,760,503
Collateralized mortgage-backed obligations (privately originated) 0.21%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,10,16]	2,129	2,087
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.547% 2029[7,10,16]	3,810	3,264
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,10,16]	2,460	2,435
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	262	260
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	11,458	11,784
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	3,978	4,115
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,10,16]	1,580	1,616
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,10,16]	1,508	1,503
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,10,16]	5,915	5,925
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,10,16]	1,474	1,496
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,10,16]	892	768
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	591	611
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 1.797% 2051[7,10,16]	1,127	1,119
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.377% 2052[7,10,16]	3,001	2,951
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,10,16]	3,510	3,590
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,10,16]	1,135	1,073
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,10,16]	2,860	2,867
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[7,10,16]	1,557	1,537
		49,001
Commercial mortgage-backed securities 0.09%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 1.95% 2063[16]	2,909	2,939
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,099
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	2,973
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	1,185	1,216
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,065
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,400	1,474
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	1,000	1,048
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	1,180	1,210
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[7,16]	2,650	2,628
		19,652
Total mortgage-backed obligations		1,829,156
American Funds Insurance Series — Asset Allocation Fund — Page 95 of 220

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Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.61%	Principal amount (000)	Value (000)
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	$1,431	$1,434
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,10,16]	1,958	1,969
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,964	2,764
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[16]	580	582
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[16]	3,330	3,306
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	595	589
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	801
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,119
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[7,16]	225	224
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[7,16]	368	367
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[7,16]	285	282
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	110	108
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[7,16]	9	9
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[7,16]	655	654
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[7,16]	1,231	1,223
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[7,16]	2,848	2,840
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[7,16]	2,900	2,907
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,16]	3,330	3,334
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	13,095	13,167
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	12,000	12,460
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	8,283
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	11,965	13,232
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[7,16]	77	75
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[7,16]	193	182
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[7,16]	1,448	1,403
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	3,463	3,233
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,16]	2,545	2,275
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	2,815	2,854
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[16]	369	368
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.861% 2025[7,10,16]	4,485	4,454
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[16]	3,310	3,329
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[16]	5,400	5,488
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[7,16]	961	934
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[7,16]	901	874
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,319
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[7,16]	1,775	1,696
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[7,16]	1,556	1,361
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[7,16]	1,715	1,710
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[7,16]	581	581
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[16]	2,000	1,954
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[7,16]	2,736	2,727
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,16]	870	843
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,390	1,317
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[16]	7,000	6,993
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[16]	5,375	5,424
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[16]	8,275	8,408
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[16]	6,000	5,792
		140,248
Bonds & notes of governments & government agencies outside the U.S. 0.18%
CPPIB Capital Inc. 2.375% 2021[7]	6,000	6,095
CPPIB Capital Inc. 2.25% 2022[7]	4,286	4,403
CPPIB Capital Inc. 2.75% 2027[7]	6,600	7,437
KfW 2.125% 2022	375	387
Manitoba (Province of) 3.05% 2024	2,600	2,857
American Funds Insurance Series — Asset Allocation Fund — Page 96 of 220

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 3.375% 2024[7]	$2,315	$2,363
Qatar (State of) 4.00% 2029[7]	745	800
Qatar (State of) 4.817% 2049[7]	750	887
Quebec (Province of) 2.375% 2022	5,057	5,237
Quebec (Province of) 2.75% 2027	9,000	9,960
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,124
		41,550
Municipals 0.08% South Carolina 0.06%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	30	31
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,486
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	1,390	1,531
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,249
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,386
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	475
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	1,946
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	752
		12,878
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,548
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	110	115
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	30	31
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	45	47
		78
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	45	46
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10
Total municipals		17,711
Federal agency bonds & notes 0.06%
Fannie Mae 1.875% 2026[14]	13,000	13,823
Total bonds, notes & other debt instruments (cost: $7,149,196,000)		7,261,683
American Funds Insurance Series — Asset Allocation Fund — Page 97 of 220

unaudited
Short-term securities 8.01% Money market investments 8.01%	Shares	Value (000)
Capital Group Central Cash Fund 1.00%[18]	18,424,290	$1,843,166
Fidelity Institutional Money Market Funds - Government Portfolio 0.30%[18,19]	6,302,644	6,303
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.43%[18,19]	2,083,271	2,083
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.25%[18,19]	837,064	837
Goldman Sachs Financial Square Government Fund 0.34%[18,19]	161,517	161
Total short-term securities (cost: $1,844,500,000)		1,852,550
Total investment securities 100.24% (cost: $20,166,827,000)		23,179,914
Other assets less liabilities (0.24)%		(54,702)
Net assets 100.00%		$23,125,212
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 3/31/2020[21] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	4,412	July 2020	$882,400	$972,329	$9,805
5 Year U.S. Treasury Note Futures	Long	3,954	July 2020	395,400	495,671	11,256
10 Year U.S. Treasury Note Futures	Long	35	June 2020	3,500	4,854	49
10 Year Ultra U.S. Treasury Note Futures	Short	119	June 2020	(11,900)	(18,568)	(19)
20 Year U.S. Treasury Bond Futures	Long	231	June 2020	23,100	41,363	(511)
30 Year Ultra U.S. Treasury Bond Futures	Short	221	June 2020	(22,100)	(49,034)	(2,701)
						$17,879
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 3/31/2020 (000)
3-month USD-LIBOR	1.5615%	11/27/2024	$130,000	$(6,302)	$—	$(6,302)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$199,900	$1,331	$2,926	$(1,596)
American Funds Insurance Series — Asset Allocation Fund — Page 98 of 220

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Common stocks 1.39%
Information technology 1.05%
MKS Instruments, Inc.	2,800,000	187,029	—	2,987,029	$—	$(77,985)	$560	$243,293
Health care 0.05%
NuCana PLC (ADR)[2,4]	1,189,677	742,476	—	1,932,153	—	136	—	11,264
Consumer discretionary 0.29%
Kontoor Brands, Inc.	3,250,000	240,000	—	3,490,000	—	(74,981)	1,820	66,903
Total 1.39%					$—	$(152,830)	$2,380	$321,460
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $944,878,000, which represented 4.09% of the net assets of the fund. This amount includes $919,263,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities was $10,082,000, which represented .04% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $834,902,000, which represented 3.61% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Step bond; coupon rate may change at a later date.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,380,000, which represented .16% of the net assets of the fund.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Scheduled interest and/or principal payment was not received.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,481,000, which represented .06% of the net assets of the fund.
[15]	Index-linked bond whose principal amount moves with a government price index.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 3/31/2020.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Cortexyme, Inc.	2/6/2020	$9,566	$8,377.04%
Rotech Healthcare Inc.	9/26/2013	6,949	4,419.02
Advanz Pharma Corp. Ltd.	8/31/2018-9/4/2018	2,219	675.00
Total private placement securities		$18,734	$13,471.06%
American Funds Insurance Series — Asset Allocation Fund — Page 99 of 220

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Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 100 of 220

Global Balanced Fund
Investment portfolio
March 31, 2020
unaudited
Common stocks 56.15% Information technology 13.00%	Shares	Value (000)
ASML Holding NV1	32,700	$8,690
Microsoft Corp.	49,620	7,826
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	860,000	7,676
Broadcom Inc.	26,895	6,377
PagSeguro Digital Ltd., Class A2	154,528	2,987
Edenred SA1	66,528	2,785
Temenos AG1	18,000	2,360
Visa Inc., Class A	14,600	2,352
Tokyo Electron Ltd.[1]	11,800	2,219
Keyence Corp.[1]	5,800	1,872
Mastercard Inc., Class A	7,600	1,836
Murata Manufacturing Co., Ltd.[1]	23,200	1,174
Atea ASA[1]	60,500	512
		48,666
Health care 11.02%
AstraZeneca PLC[1]	102,050	9,116
Merck & Co., Inc.	116,325	8,950
Humana Inc.	14,800	4,648
Coloplast A/S, Class B1	23,150	3,368
Fisher & Paykel Healthcare Corp. Ltd.[1]	134,000	2,429
Pfizer Inc.	68,500	2,236
UnitedHealth Group Inc.	8,045	2,006
GlaxoSmithKline PLC[1]	93,300	1,750
Cigna Corp.	9,500	1,683
Carl Zeiss Meditec AG, non-registered shares[1,2]	14,700	1,428
Gilead Sciences, Inc.	17,500	1,308
Koninklijke Philips NV (EUR denominated)[1]	23,500	951
Novartis AG1	10,500	868
CVS Health Corp.	8,500	505
		41,246
Financials 7.93%
Zurich Insurance Group AG1	13,940	4,948
Berkshire Hathaway Inc., Class A2	16	4,352
JPMorgan Chase & Co.	43,800	3,943
AIA Group Ltd.[1]	436,000	3,922
B3 SA - Brasil, Bolsa, Balcao	376,000	2,598
BlackRock, Inc.	5,730	2,521
S&P Global Inc.	8,000	1,961
Sberbank of Russia PJSC (ADR)[1]	203,000	1,924
Bank Central Asia Tbk PT1	782,000	1,322
FinecoBank SpA[1]	125,000	1,136
HDFC Bank Ltd. (ADR)	26,780	1,030
		29,657
American Funds Insurance Series — Global Balanced Fund — Page 101 of 220

unaudited
Common stocks (continued) Consumer staples 7.92%	Shares	Value (000)
Nestlé SA1	64,100	$6,607
British American Tobacco PLC[1]	156,300	5,337
Altria Group, Inc.	131,700	5,093
Philip Morris International Inc.	59,300	4,326
Keurig Dr Pepper Inc.	106,000	2,573
Coca-Cola Co.	27,000	1,195
Coca-Cola European Partners PLC	30,000	1,126
Walgreens Boots Alliance, Inc.	22,500	1,029
Procter & Gamble Co.	8,000	880
Budweiser Brewing Co., APAC Ltd.[1,2]	336,000	863
Coca-Cola FEMSA, SAB de CV, units	150,000	605
		29,634
Industrials 5.10%
Lockheed Martin Corp.	7,300	2,474
SMC Corp.[1]	5,000	2,134
Boeing Co.	12,700	1,894
Spirax-Sarco Engineering PLC[1]	17,700	1,788
CSX Corp.	30,000	1,719
Watsco, Inc.	9,680	1,530
Rational AG1	2,800	1,500
BAE Systems PLC[1]	210,000	1,355
MTU Aero Engines AG1	9,000	1,319
Nidec Corp.[1]	21,800	1,131
Airbus SE, non-registered shares[1]	16,400	1,064
United Parcel Service, Inc., Class B	9,300	869
International Consolidated Airlines Group SA (CDI)[1]	120,000	318
		19,095
Consumer discretionary 3.66%
Home Depot, Inc.	20,475	3,823
Amazon.com, Inc.[2]	1,375	2,681
Alibaba Group Holding Ltd.[1,2]	109,600	2,578
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,140
Ocado Group PLC[1,2]	109,500	1,654
General Motors Co.	40,000	831
		13,707
Real estate 2.56%
Crown Castle International Corp. REIT	23,940	3,457
Equinix, Inc. REIT	3,755	2,345
American Tower Corp. REIT	9,800	2,134
Gaming and Leisure Properties, Inc. REIT	59,720	1,655
		9,591
Materials 2.29%
Givaudan SA1	815	2,527
Croda International PLC[1]	32,288	1,707
Koninklijke DSM NV1	12,000	1,364
Akzo Nobel NV1	16,000	1,055
Rio Tinto PLC[1]	18,000	826
LyondellBasell Industries NV	12,000	596
Vale SA, ordinary nominative	60,000	499
		8,574
American Funds Insurance Series — Global Balanced Fund — Page 102 of 220

unaudited
Common stocks (continued) Communication services 1.26%	Shares	Value (000)
Alphabet Inc., Class C2	2,160	$2,512
Nintendo Co., Ltd.[1]	5,700	2,198
		4,710
Utilities 1.16%
Ørsted AS1	29,100	2,858
Brookfield Infrastructure Partners LP	21,400	777
Enel SpA[1]	88,100	613
Brookfield Infrastructure Corp., Class A2	2,377	83
		4,331
Energy 0.25%
ConocoPhillips	22,000	678
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	42,800	235
		913
Total common stocks (cost: $181,919,000)		210,124
Bonds, notes & other debt instruments 37.66% Bonds & notes of governments & government agencies outside the U.S. 15.35%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$200	201
Abu Dhabi (Emirate of) 3.125% 2027[3]	200	204
Austria (Republic of) 0% 2024	€200	224
Brazil (Federative Republic of) 0% 2020	BRL900	172
Brazil (Federative Republic of) 0% 2021	3,000	553
Canada 2.25% 2025	C$1,400	1,078
Canada 2.25% 2029	1,885	1,523
China (People’s Republic of), Series 1916, 3.12% 2026	CNY3,400	496
China (People’s Republic of), Series 1906, 3.29% 2029	5,500	816
China (People’s Republic of), Series 1910, 3.86% 2049	6,700	1,052
China Development Bank Corp., Series 1805, 4.04% 2028	5,000	749
China Development Bank Corp., Series 1905, 3.48% 2029	10,980	1,588
Colombia (Republic of), Series B, 6.00% 2028	COP326,700	75
Croatia (Republic of) 2.75% 2030	€100	116
French Republic O.A.T. 0.75% 2028	325	384
French Republic O.A.T. 3.25% 2045	160	281
Germany (Federal Republic of) 2.25% 2021	60	69
Germany (Federal Republic of) 0.10% 2026[4]	293	342
Germany (Federal Republic of) 0.50% 2026	200	236
Germany (Federal Republic of) 0.25% 2029	200	236
Germany (Federal Republic of) 0.50% 2030[4]	289	367
Germany (Federal Republic of) 2.50% 2046	315	580
Germany (Federal Republic of) 1.25% 2048	645	963
Greece (Hellenic Republic of) 3.45% 2024	330	394
Greece (Hellenic Republic of) 3.375% 2025	295	355
Greece (Hellenic Republic of) 1.875% 2026	130	147
Greece (Hellenic Republic of) 3.75% 2028	390	498
Greece (Hellenic Republic of) 3.875% 2029	1,043	1,361
Greece (Hellenic Republic of) 3.90% 2033	180	248
Greece (Hellenic Republic of) 1.875% 2035	150	171
India (Republic of) 7.68% 2023	INR15,900	225
India (Republic of) 8.83% 2023	10,400	152
Indonesia (Republic of) 3.75% 2022	$410	415
Indonesia (Republic of) 3.85% 2027[3]	400	405
American Funds Insurance Series — Global Balanced Fund — Page 103 of 220

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 78, 8.25% 2029	IDR2,085,000	$130
Israel (State of) 3.15% 2023	$400	415
Israel (State of) 1.50% 2027	€100	115
Israel (State of) 2.00% 2027	ILS2,600	790
Israel (State of) 2.50% 2030	$290	293
Israel (State of) 5.50% 2042	ILS700	325
Israel (State of) 4.125% 2048	$205	220
Italy (Republic of) 0.10% 2023[4]	€1,924	2,080
Italy (Republic of) 2.80% 2028	175	215
Italy (Republic of) 3.00% 2029	590	738
Italy (Republic of) 1.45% 2036	230	237
Japan, Series 395, 0.10% 2020	¥184,500	1,719
Japan, Series 134, 0.10% 2022	31,900	299
Japan, Series 17, 0.10% 2023[4]	10,530	98
Japan, Series 19, 0.10% 2024[4]	30,570	284
Japan, Series 18, 0.10% 2024[4]	20,940	194
Japan, Series 340, 0.40% 2025	20,000	191
Japan, Series 21, 0.10% 2026[4]	40,784	379
Japan, Series 346, 0.10% 2027	304,250	2,874
Japan, Series 22, 0.10% 2027[4]	25,564	238
Japan, Series 23, 0.10% 2028[4]	192,450	1,793
Japan, Series 356, 0.10% 2029	310,800	2,920
Japan, Series 24, 0.10% 2029[4]	214,873	2,000
Japan, Series 161, 0.60% 2037	170,000	1,659
Japan, Series 42, 1.70% 2044	94,100	1,144
Japan, Series 12, 0.50% 2059	8,900	85
Kuwait (State of) 2.75% 2022[3]	$200	202
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR3,500	827
Malaysia (Federation of), Series 0217, 4.059% 2024	400	97
Malaysia (Federation of), Series 0119, 3.906% 2026	1,380	331
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	723
Morocco (Kingdom of) 4.25% 2022	$200	199
Morocco (Kingdom of) 3.50% 2024	€100	116
Morocco (Kingdom of) 1.50% 2031	125	122
Morocco (Kingdom of) 1.50% 2031	100	98
National Highways Authority of India 7.17% 2021	INR30,000	404
Netherlands (Kingdom of the) 5.50% 2028	€100	161
Norway (Kingdom of) 3.75% 2021	NKr4,851	485
Norway (Kingdom of) 1.375% 2030	1,840	186
Nova Scotia (Province of) 3.15% 2051	C$170	134
Panama (Republic of) 3.16% 2030	$265	266
Peru (Republic of) 6.15% 2032	PEN675	212
Peru (Republic of) 5.625% 2050	$20	30
Poland (Republic of), Series 0922, 5.75% 2022	PLN1,770	478
Portuguese Republic 5.125% 2024	$250	282
Qatar (State of) 4.50% 2028[3]	500	549
Romania 2.00% 2032	€100	99
Romania 3.50% 2034	65	73
Romania 3.875% 2035	170	195
Romania 3.375% 2038	250	265
Romania 4.125% 2039	125	139
Romania 4.625% 2049	700	820
Romania 4.625% 2049	60	70
Russian Federation 7.00% 2023	RUB16,600	215
Russian Federation 2.875% 2025	€200	233
American Funds Insurance Series — Global Balanced Fund — Page 104 of 220

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Russian Federation 2.875% 2025	€100	$116
Russian Federation 4.25% 2027	$200	210
Russian Federation 6.90% 2029	RUB17,250	224
Russian Federation 7.65% 2030	6,000	82
Russian Federation 8.50% 2031	5,530	81
Russian Federation 7.70% 2033	21,030	290
Russian Federation 7.25% 2034	8,140	108
Saudi Arabia (Kingdom of) 2.894% 2022[3]	$200	201
Saudi Arabia (Kingdom of) 3.625% 2028[3]	200	204
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR4,150	138
South Africa (Republic of), Series R-2044, 8.75% 2044	6,975	295
South Africa (Republic of), Series R-2048, 8.75% 2048	6,300	265
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	224
South Korea (Republic of), Series 2209, 2.00% 2022	560,000	470
South Korea (Republic of), Series 2812, 2.375% 2028	850,610	746
South Korea (Republic of), Series 3809, 2.375% 2038	803,510	735
Spain (Kingdom of) 1.40% 2028	€270	319
Spain (Kingdom of) 0.50% 2030	185	201
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	172
Thailand (Kingdom of) 2.125% 2026	THB16,450	530
Turkey (Republic of) 7.625% 2029	$200	191
Ukraine 6.75% 2026	€150	148
United Kingdom 3.75% 2020	£75	95
United Kingdom 1.75% 2022	280	361
United Kingdom 2.75% 2024	50	69
United Kingdom 4.75% 2030	560	1,016
United Kingdom 4.25% 2032	270	484
United Kingdom 4.25% 2040	50	103
United Kingdom 3.25% 2044	250	472
United Mexican States 0.70% 2021	¥100,000	932
United Mexican States 3.25% 2030	$200	188
United Mexican States, Series M20, 10.00% 2024	MXN2,000	95
United Mexican States, Series M, 7.50% 2027	14,620	627
United Mexican States, Series M20, 8.50% 2029	17,100	779
Uruguay (Oriental Republic of) 9.875% 2022	UYU1,050	23
Uruguay (Oriental Republic of) 8.50% 2028	6,963	130
		57,446
U.S. Treasury bonds & notes 14.15% U.S. Treasury 11.50%
U.S. Treasury 1.375% 2020	$150	150
U.S. Treasury 1.50% 2020	350	352
U.S. Treasury 1.75% 2020	414	419
U.S. Treasury 2.50% 2020	420	422
U.S. Treasury 2.50% 2020	120	122
U.S. Treasury 2.625% 2020	100	101
U.S. Treasury 2.875% 2020	927	942
U.S. Treasury 1.125% 2021	1,025	1,038
U.S. Treasury 1.375% 2021	550	558
U.S. Treasury 2.00% 2021	108	111
U.S. Treasury 2.25% 2021[5]	5,000	5,115
U.S. Treasury 2.50% 2021	1,945	1,983
U.S. Treasury 2.875% 2021	2,250	2,346
U.S. Treasury 1.625% 2022	2,850	2,944
U.S. Treasury 1.875% 2022	700	721
American Funds Insurance Series — Global Balanced Fund — Page 105 of 220

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2022	$600	$623
U.S. Treasury 2.00% 2022	455	476
U.S. Treasury 2.00% 2022	75	78
U.S. Treasury 1.375% 2023	300	310
U.S. Treasury 1.75% 2023	100	105
U.S. Treasury 2.625% 2023	800	854
U.S. Treasury 2.625% 2023	105	114
U.S. Treasury 2.75% 2023	420	453
U.S. Treasury 2.75% 2023	101	109
U.S. Treasury 2.875% 2023	2,250	2,456
U.S. Treasury 2.125% 2024	2,025	2,179
U.S. Treasury 2.25% 2024	3,055	3,292
U.S. Treasury 2.25% 2024	200	217
U.S. Treasury 2.125% 2025	200	217
U.S. Treasury 3.00% 2025	900	1,027
U.S. Treasury 1.625% 2026	535	571
U.S. Treasury 1.625% 2026	440	470
U.S. Treasury 2.25% 2027	2,800	3,146
U.S. Treasury 2.25% 2027	1,000	1,126
U.S. Treasury 2.25% 2027	700	782
U.S. Treasury 2.375% 2027	1,500	1,694
U.S. Treasury 2.875% 2028[5]	1,695	2,002
U.S. Treasury 2.875% 2028	700	829
U.S. Treasury 3.125% 2028	900	1,088
U.S. Treasury 1.625% 2029	200	217
U.S. Treasury 2.625% 2029	282	330
U.S. Treasury 2.50% 2045[5]	315	394
U.S. Treasury 2.875% 2046	400	541
		43,024
U.S. Treasury inflation-protected securities 2.65%
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	224	221
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	374	383
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	227	234
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	907	946
U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	4,265	4,645
U.S. Treasury Inflation-Protected Security 1.375% 2044[4,5]	525	674
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	2,281	2,836
		9,939
Total U.S. Treasury bonds & notes		52,963
Corporate bonds & notes 5.94% Financials 1.34%
ACE INA Holdings Inc. 2.875% 2022	10	10
ACE INA Holdings Inc. 3.35% 2026	10	11
ACE INA Holdings Inc. 4.35% 2045	20	24
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€100	118
Banco del Estado de Chile 2.668% 2021[3]	$500	501
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	100	104
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	236	244
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[6]	20	19
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[6]	195	222
Barclays Bank PLC 10.00% 2021	£100	132
American Funds Insurance Series — Global Balanced Fund — Page 106 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[6]	€100	$108
Goldman Sachs Group, Inc. 5.75% 2022	$70	74
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	130	131
Goldman Sachs Group, Inc. 3.50% 2025	210	216
Goldman Sachs Group, Inc. 4.75% 2045	70	84
Groupe BPCE SA 5.70% 2023[3]	200	206
Groupe BPCE SA 1.00% 2025	€200	210
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	$200	209
JPMorgan Chase & Co. 2.55% 2021	76	76
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 2.70% 2023	150	154
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[6]	230	267
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[6]	135	141
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.134% 2021[7]	300	292
Mizuho Financial Group, Ltd. 2.721% 2023 (3-month USD-LIBOR on 7/16/2022)[6]	271	273
Morgan Stanley 3.125% 2026	110	114
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	72	71
PNC Financial Services Group, Inc. 2.854% 2022[6]	100	103
Rabobank Nederland 3.875% 2023	€100	117
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	246
U.S. Bancorp 2.85% 2023	300	307
UniCredit SpA 5.75% 2025[6]	€100	110
VEB Finance Ltd. 6.902% 2020[3]	$100	100
		5,023
Utilities 1.05%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	199
American Electric Power Co., Inc. 2.15% 2020	215	213
Berkshire Hathaway Energy Co. 3.70% 2030[3]	25	27
CMS Energy Corp. 3.00% 2026	150	147
Duke Energy Carolinas, LLC 3.05% 2023	280	287
Duke Energy Carolinas, LLC 3.70% 2047	50	55
Duke Energy Corp. 3.75% 2024	110	114
Duke Energy Corp. 2.65% 2026	225	224
Duke Energy Florida, LLC 2.50% 2029	280	276
Duke Energy Progress, LLC 3.70% 2028	75	80
Edison International 4.125% 2028	160	153
Enel Finance International SA 2.75% 2023[3]	200	189
Enel Finance International SA 3.625% 2027[3]	200	204
Enel Finance International SA 3.50% 2028[3]	400	403
Enersis Américas SA 4.00% 2026	110	104
Exelon Corp. 3.40% 2026	150	146
Exelon Corp., junior subordinated, 3.497% 2022[6]	25	24
FirstEnergy Corp. 3.90% 2027	120	122
FirstEnergy Corp. 3.50% 2028[3]	35	33
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	89
NiSource Finance Corp. 2.65% 2022	50	50
Pacific Gas and Electric Co. 2.95% 2026[8]	25	24
Pacific Gas and Electric Co. 4.65% 2028[3,8]	114	120
Pacific Gas and Electric Co. 6.35% 2038[8]	62	64
State Grid Overseas Investment Ltd. 1.25% 2022	€100	111
State Grid Overseas Investment Ltd. 3.50% 2027[3]	$450	482
		3,940
American Funds Insurance Series — Global Balanced Fund — Page 107 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 0.87%	Principal amount (000)	Value (000)
Abbott Laboratories 3.75% 2026	$51	$57
AbbVie Inc. 2.50% 2020	180	180
AbbVie Inc. 3.20% 2026	73	76
AbbVie Inc. 4.50% 2035	15	17
Aetna Inc. 2.75% 2022	50	50
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 4.75% 2045	3	3
Amgen Inc. 1.90% 2025	40	40
Amgen Inc. 2.20% 2027	30	30
AstraZeneca PLC 2.375% 2022	110	111
AstraZeneca PLC 3.50% 2023	150	158
Bayer US Finance II LLC 3.875% 2023[3]	200	205
Bayer US Finance II LLC 4.40% 2044[3]	100	100
Becton, Dickinson and Co. 2.894% 2022	55	55
Becton, Dickinson and Co. 3.734% 2024	35	36
Becton, Dickinson and Co. 3.70% 2027	43	44
Bristol-Myers Squibb Co. 2.90% 2024[3]	178	189
Cigna Corp. 4.125% 2025	80	86
EMD Finance LLC 3.25% 2025[3]	250	264
Humana Inc. 3.15% 2022	100	100
Medtronic, Inc. 3.50% 2025	45	49
Novartis Capital Corp. 1.75% 2025	31	31
Novartis Capital Corp. 2.00% 2027	34	34
Novartis Capital Corp. 2.20% 2030	73	74
Shire PLC 2.40% 2021	153	153
Shire PLC 2.875% 2023	69	70
Shire PLC 3.20% 2026	25	26
Stryker Corp. 0.75% 2029	€210	216
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	$400	422
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	€200	232
Thermo Fisher Scientific Inc. 4.133% 2025	$84	90
Thermo Fisher Scientific Inc. 4.497% 2030	37	42
		3,250
Consumer staples 0.65%
Altria Group, Inc. 1.00% 2023	€110	119
Altria Group, Inc. 2.20% 2027	270	290
Altria Group, Inc. 5.80% 2039	$125	138
Anheuser-Busch InBev NV 4.00% 2028	100	106
Anheuser-Busch InBev NV 4.75% 2029	220	242
British American Tobacco PLC 2.789% 2024	75	74
British American Tobacco PLC 3.215% 2026	62	59
British American Tobacco PLC 3.557% 2027	105	99
British American Tobacco PLC 3.462% 2029	75	70
British American Tobacco PLC 4.39% 2037	80	74
British American Tobacco PLC 4.758% 2049	58	55
Conagra Brands, Inc. 4.30% 2024	210	218
Keurig Dr Pepper Inc. 4.597% 2028	175	193
Kroger Co. 3.50% 2026	140	148
Pernod Ricard SA 4.45% 2022[3]	150	154
Philip Morris International Inc. 2.625% 2022	15	15
Procter & Gamble Co. 2.45% 2025	14	15
Procter & Gamble Co. 2.80% 2027	20	22
Procter & Gamble Co. 3.00% 2030	25	28
American Funds Insurance Series — Global Balanced Fund — Page 108 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Procter & Gamble Co. 3.55% 2040	$50	$59
Procter & Gamble Co. 3.60% 2050	21	26
Reynolds American Inc. 4.00% 2022	15	15
Reynolds American Inc. 4.45% 2025	105	107
Wal-Mart Stores, Inc. 2.85% 2024	110	116
		2,442
Consumer discretionary 0.58%
Amazon.com, Inc. 2.80% 2024	170	181
Amazon.com, Inc. 3.15% 2027	50	55
Bayerische Motoren Werke AG 2.95% 2022[3]	250	246
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	193
Hyundai Capital America 2.55% 2020[3]	135	135
Hyundai Capital America 3.25% 2022[3]	65	64
Hyundai Capital Services Inc. 3.75% 2023[3]	250	257
McDonald’s Corp. 3.80% 2028	110	117
Nissan Motor Co., Ltd. 2.15% 2020[3]	120	118
Nissan Motor Co., Ltd. 2.60% 2022[3]	115	110
Toyota Motor Credit Corp. 2.25% 2023	85	83
Toyota Motor Credit Corp. 2.90% 2023	100	101
Toyota Motor Credit Corp. 3.00% 2025	100	100
Toyota Motor Credit Corp. 3.375% 2030	33	33
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	380	376
		2,169
Communication services 0.47%
AT&T Inc. 4.10% 2028	55	58
Comcast Corp. 3.95% 2025	80	88
Deutsche Telekom International Finance BV 1.95% 2021[3]	150	148
Deutsche Telekom International Finance BV 9.25% 2032	45	68
France Télécom 9.00% 2031[6]	65	99
KT Corp. 0.30% 2020	¥100,000	929
Verizon Communications Inc. 4.329% 2028	$72	83
Verizon Communications Inc. 4.272% 2036	248	291
		1,764
Energy 0.34%
Cenovus Energy Inc. 4.25% 2027	65	32
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	70
Enbridge Inc. 4.25% 2026	70	72
Enbridge Inc. 3.70% 2027	132	131
Exxon Mobil Corp. 2.992% 2025	170	179
Exxon Mobil Corp. 3.482% 2030	170	189
Halliburton Co. 3.80% 2025	3	3
Petróleos Mexicanos 7.19% 2024	MXN535	18
Petróleos Mexicanos 7.47% 2026	5,270	169
Shell International Finance BV 3.50% 2023	$330	344
Statoil ASA 3.70% 2024	50	52
		1,259
Information technology 0.30%
Apple Inc. 2.50% 2022	75	77
Broadcom Ltd. 3.875% 2027	190	182
Microsoft Corp. 2.40% 2026	297	315
American Funds Insurance Series — Global Balanced Fund — Page 109 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 3.30% 2027	$280	$311
Oracle Corp. 2.65% 2026	216	222
		1,107
Real estate 0.16%
American Campus Communities, Inc. 3.75% 2023	100	101
American Campus Communities, Inc. 4.125% 2024	90	93
Corporate Office Properties LP 3.60% 2023	65	64
Essex Portfolio LP 3.50% 2025	120	121
Essex Portfolio LP 3.375% 2026	40	40
WEA Finance LLC 3.75% 2024[3]	200	191
		610
Industrials 0.16%
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[6]	200	190
CSX Corp. 3.80% 2050	6	7
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	200	215
United Technologies Corp. 4.125% 2028	170	188
		600
Materials 0.02%
Carrier Global Corp. 2.242% 2025[3]	36	35
Carrier Global Corp. 2.493% 2027[3]	30	29
		64
Total corporate bonds & notes		22,228
Mortgage-backed obligations 2.15%
Fannie Mae Pool #MA3443 4.00% 2048[9]	1,339	1,431
Fannie Mae Pool #MA3467 4.00% 2048[9]	379	404
Fannie Mae Pool #FM1437 4.00% 2048[9]	225	240
Fannie Mae Pool #BK0920 4.00% 2048[9]	173	185
Fannie Mae Pool #MA3521 4.00% 2048[9]	60	64
Fannie Mae Pool #BJ9252 4.00% 2048[9]	51	55
Fannie Mae Pool #BK4764 4.00% 2048[9]	45	48
Fannie Mae Pool #BK7608 4.00% 2048[9]	22	23
Fannie Mae Pool #BK0915 4.00% 2048[9]	17	18
Freddie Mac Pool #SI2002 4.00% 2048[9]	379	407
Freddie Mac Pool #ZS4785 4.00% 2048[9]	337	360
Freddie Mac Pool #2B7343 3.764% 2049[7,9]	290	302
Government National Mortgage Assn. 4.00% 2050[9,10]	1	1
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[9]	142	151
Korea Housing Finance Corp. 2.50% 2020[3,9]	250	254
Korea Housing Finance Corp. 2.00% 2021[3,9]	250	251
Nykredit Realkredit AS, Series 01E, 1.50% 2037[9]	DKr1,034	156
Nykredit Realkredit AS, Series 01E, 0.50% 2040[9]	7,000	989
Nykredit Realkredit AS, Series 01E, 1.50% 2040[9]	2,733	411
Nykredit Realkredit AS, Series 01E, 0.50% 2050[9]	7,000	960
Uniform Mortgage-Backed Security 3.50% 2050[9,10]	$619	655
Uniform Mortgage-Backed Security 4.00% 2050[9,10]	636	679
		8,044
American Funds Insurance Series — Global Balanced Fund — Page 110 of 220

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Bonds, notes & other debt instruments (continued) Municipals 0.05% Ohio 0.03%	Principal amount (000)	Value (000)
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	$100	$101
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	80	78
		179
Asset-backed obligations 0.02%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[3,7,9]	99	100
Total bonds, notes & other debt instruments (cost: $137,330,000)		140,960
Short-term securities 4.78% Money market investments 4.76%	Shares
Capital Group Central Cash Fund 1.00%[11]	178,126	17,820
Bills & notes of governments outside the U.S. 0.02%	Principal amount (000)
Nigerian Treasury Bills 10.52% due 9/3/2020	NGN28,800	71
Total short-term securities (cost: $17,761,000)		17,891
Total investment securities 98.59% (cost: $337,010,000)		368,975
Other assets less liabilities 1.41%		5,274
Net assets 100.00%		$374,249
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 3/31/2020[13] (000)	Unrealized appreciation at 3/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	23	July 2020	$4,600	$5,069	$86
5 Year U.S. Treasury Note Futures	Long	45	July 2020	4,500	5,641	60
						$146
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD50	THB1,600	HSBC Bank	4/2/2020	$2
THB1,600	USD49	HSBC Bank	4/2/2020	—[14]
USD735	CAD980	JPMorgan Chase	4/3/2020	38
USD969	MYR4,070	JPMorgan Chase	4/3/2020	27
USD509	THB15,900	Standard Chartered Bank	4/3/2020	25
CAD980	USD683	Bank of America	4/3/2020	13
MYR1,016	USD234	JPMorgan Chase	4/3/2020	1
MYR21	USD5	HSBC Bank	4/3/2020	—[14]
American Funds Insurance Series — Global Balanced Fund — Page 111 of 220

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
MYR21	USD5	JPMorgan Chase	4/3/2020	$—[14]
MYR3,012	USD704	JPMorgan Chase	4/3/2020	(7)
THB5,700	USD182	HSBC Bank	4/3/2020	(8)
GBP200	EUR241	UBS AG	4/3/2020	(17)
GBP726	USD947	Barclays Bank PLC	4/3/2020	(45)
USD291	MXN5,550	Bank of America	4/6/2020	57
CAD10	USD8	Standard Chartered Bank	4/6/2020	(1)
EUR460	USD513	JPMorgan Chase	4/6/2020	(5)
GBP200	USD259	Goldman Sachs	4/6/2020	(11)
PLN1,400	USD362	JPMorgan Chase	4/6/2020	(24)
ILS2,600	USD762	Standard Chartered Bank	4/6/2020	(28)
EUR1,594	USD1,735	HSBC Bank	4/7/2020	23
USD499	JPY55,000	Standard Chartered Bank	4/7/2020	(13)
USD355	INR25,600	Standard Chartered Bank	4/8/2020	17
USD245	INR17,800	JPMorgan Chase	4/8/2020	10
USD68	BRL300	JPMorgan Chase	4/9/2020	10
USD115	INR8,300	JPMorgan Chase	4/9/2020	6
USD291	EUR265	Morgan Stanley	4/9/2020	(1)
USD306	AUD500	JPMorgan Chase	4/9/2020	(2)
EUR400	USD448	Goldman Sachs	4/9/2020	(7)
JPY26,800	USD257	Morgan Stanley	4/9/2020	(7)
EUR265	USD303	Standard Chartered Bank	4/9/2020	(11)
AUD500	USD329	JPMorgan Chase	4/9/2020	(21)
ILS1,800	EUR441	Standard Chartered Bank	4/14/2020	22
EUR445	ILS1,800	JPMorgan Chase	4/14/2020	(18)
USD489	ILS1,800	Standard Chartered Bank	4/14/2020	(20)
USD784	MXN15,615	HSBC Bank	4/15/2020	128
USD155	CNH1,080	Standard Chartered Bank	4/15/2020	2
EUR260	USD290	Morgan Stanley	4/15/2020	(3)
EUR155	USD173	Standard Chartered Bank	4/16/2020	(2)
EUR439	PLN1,900	HSBC Bank	4/17/2020	25
PLN1,900	EUR442	Barclays Bank PLC	4/17/2020	(28)
USD228	ZAR3,800	UBS AG	4/20/2020	16
USD207	CAD300	Standard Chartered Bank	4/20/2020	(6)
USD773	ILS2,960	Goldman Sachs	4/20/2020	(64)
USD767	PLN2,900	Standard Chartered Bank	4/21/2020	66
USD103	INR7,675	JPMorgan Chase	4/21/2020	2
PLN1,500	USD365	Standard Chartered Bank	4/21/2020	(2)
USD512	BRL2,396	Goldman Sachs	4/22/2020	51
USD42	BRL200	HSBC Bank	4/22/2020	4
USD335	EUR300	Citibank	4/22/2020	4
BRL60	USD12	HSBC Bank	4/22/2020	(1)
EUR810	USD879	Goldman Sachs	4/23/2020	16
EUR930	USD1,012	JPMorgan Chase	4/23/2020	15
USD969	CNH6,860	Standard Chartered Bank	4/23/2020	2
EUR540	USD596	JPMorgan Chase	4/23/2020	—[14]
USD482	CAD700	Goldman Sachs	4/23/2020	(15)
NOK2,300	EUR189	Morgan Stanley	4/24/2020	12
INR15,100	USD198	JPMorgan Chase	4/24/2020	1
EUR196	NOK2,300	HSBC Bank	4/24/2020	(5)
USD292	ILS1,100	Standard Chartered Bank	4/24/2020	(19)
American Funds Insurance Series — Global Balanced Fund — Page 112 of 220

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
AUD2,000	USD1,179	Citibank	4/27/2020	$51
GBP240	USD283	HSBC Bank	4/27/2020	16
JPY62,000	USD562	Citibank	4/27/2020	15
CAD1,400	USD990	UBS AG	4/27/2020	6
MYR1,500	USD345	JPMorgan Chase	4/27/2020	2
JPY4,000	USD36	Bank of America	4/27/2020	1
USD165	ILS600	UBS AG	4/27/2020	(5)
USD723	MYR3,200	JPMorgan Chase	4/27/2020	(18)
EUR217	USD234	Bank of New York Mellon	4/28/2020	5
CZK11,700	EUR427	Standard Chartered Bank	4/28/2020	(1)
EUR400	USD433	Bank of New York Mellon	4/29/2020	9
USD273	KRW341,285	Standard Chartered Bank	4/29/2020	(8)
EUR1,240	USD1,343	Bank of America	5/6/2020	27
ILS2,000	USD559	UBS AG	5/6/2020	7
USD325	ZAR5,770	Goldman Sachs	5/6/2020	5
MXN4,700	USD203	Goldman Sachs	5/6/2020	(6)
ZAR3,590	USD206	Barclays Bank PLC	5/6/2020	(6)
ZAR3,800	USD218	Barclays Bank PLC	5/6/2020	(7)
MXN8,300	USD357	Goldman Sachs	5/6/2020	(9)
INR17,790	USD233	HSBC Bank	5/11/2020	1
USD230	INR17,790	Standard Chartered Bank	5/11/2020	(4)
USD49	THB1,600	HSBC Bank	5/14/2020	—[14]
EUR934	DKK6,975	Bank of America	5/20/2020	—[14]
DKK103	EUR14	HSBC Bank	5/20/2020	—[14]
DKK230	EUR31	Standard Chartered Bank	5/20/2020	—[14]
USD365	JPY39,400	Bank of New York Mellon	6/15/2020	(3)
BRL48	USD9	Standard Chartered Bank	6/25/2020	—[14]
USD212	BRL900	JPMorgan Chase	7/1/2020	40
				$322
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF1,141,000	$—[14]	$—	$—[14]
1.01%	6-month HUF-BUBOR	2/25/2022	600,000	14	—	14
0.965%	6-month HUF-BUBOR	2/26/2022	895,000	19	—	19
(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	4	—	4
6-month HUF-BUBOR	1.39%	11/11/2029	HUF161,000	7	—	7
6-month HUF-BUBOR	1.80%	1/22/2030	95,000	(6)	—	(6)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN2,400	(58)	—	(58)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF136,500	(10)	—	(10)
6-month HUF-BUBOR	1.79%	2/26/2030	136,500	(8)	—	(8)
					$—	$(38)
American Funds Insurance Series — Global Balanced Fund — Page 113 of 220

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $103,386,000, which represented 27.62% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,153,000, which represented 2.18% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $154,000, which represented .04% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 3/31/2020.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.
Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
AUD = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
BUBOR = Budapest Interbank Offered Rate	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NGN = Nigerian naira
CDI = CREST Depository Interest	NOK/NKr = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	Ref. = Refunding
DKK/DKr = Danish kroner	Rev. = Revenue
EUR/€ = Euros	RUB = Russian rubles
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
GBP/£ = British pounds	TBA = To-be-announced
HUF = Hungarian forints	THB = Thai baht
IDR = Indonesian rupiah	USD/$ = U.S. dollars
ILS = Israeli shekels	UYU = Uruguayan pesos
INR = Indian rupees	WIBOR = Warsaw Interbank Offer Rate
JPY/¥ = Japanese yen	ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 114 of 220

Bond Fund
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 95.53% Corporate bonds & notes 32.99% Financials 8.27%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$2,005	$2,007
ACE INA Holdings Inc. 2.875% 2022	3,625	3,683
ACE INA Holdings Inc. 3.35% 2026	2,025	2,149
ACE INA Holdings Inc. 4.35% 2045	2,220	2,702
Ally Financial Inc. 8.00% 2031	7,979	9,092
Ally Financial Inc. 8.00% 2031	3,070	3,546
American Express Co. 2.20% 2020	14,400	14,362
American International Group, Inc. 4.20% 2028	9,875	10,144
Assicurazioni Generali SpA 7.75% 2042 (3-month EUR-EURIBOR + 7.113% on 12/12/2022)[1]	€3,100	3,748
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[1]	3,800	4,744
AXA Equitable Holdings, Inc. 5.00% 2048	$7,740	7,345
Banco Do Brasil, SA 4.75% 2024[2]	10,000	9,773
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[1]	10,200	10,406
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[1]	1,111	1,167
Bank of America Corp. 4.00% 2024	2,025	2,163
Bank of America Corp. 4.20% 2024	1,400	1,491
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	1,750	1,768
Bank of America Corp. 3.093% 2025 (3-month USD-LIBOR + 1.09% on 10/1/2024)[1]	9,150	9,352
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[1]	2,325	2,401
Bank of America Corp. 2.015% 2026 (3-month USD-LIBOR + 0.64% on 2/13/2025)[1]	18,175	17,827
Bank of America Corp. 3.50% 2026	3,075	3,281
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	13,004	13,454
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[1]	450	461
Bank of America Corp. 3.705% 2028[1]	1,350	1,414
Bank of America Corp. 3.824% 2028 (3-month USD-LIBOR + 1.575% on 1/20/2027)[1]	175	182
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[1]	2,000	2,001
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	23,975	23,092
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	5,000	5,691
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,297
BNP Paribas 3.50% 2023[2]	10,050	10,095
BNP Paribas 3.80% 2024[2]	24,000	24,770
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[1,2]	2,875	2,845
BNP Paribas 3.375% 2025[2]	2,375	2,364
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[1]	3,225	3,411
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[1]	6,125	6,316
Citigroup Inc. 3.20% 2026	1,125	1,168
Citigroup Inc. 4.60% 2026	1,800	1,939
Citigroup Inc. 3.668% 2028[1]	1,450	1,505
Citigroup Inc. 3.887% 2028[3]	3,625	3,739
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,925	2,904
Citigroup Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[1]	350	341
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[1]	22,895	25,242
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	12,000	11,698
Credit Suisse Group AG 3.80% 2023	12,925	13,237
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[1,2]	500	492
American Funds Insurance Series — Bond Fund — Page 115 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	$4,550	$4,331
Credit Suisse Group AG 4.194% 2031[1,2]	1,375	1,411
Deutsche Bank AG 3.15% 2021	27,607	26,985
Deutsche Bank AG 3.375% 2021	1,300	1,232
Deutsche Bank AG 4.25% 2021	27,043	25,977
Deutsche Bank AG 4.25% 2021	525	500
Deutsche Bank AG 3.30% 2022	2,495	2,340
Deutsche Bank AG 5.00% 2022	2,675	2,640
Deutsche Bank AG 3.95% 2023	7,875	7,833
Deutsche Bank AG 3.70% 2024	5,300	4,978
Deutsche Bank AG 3.70% 2024	3,725	3,368
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	10,175	9,427
Deutsche Bank AG 4.10% 2026	7,050	6,446
Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,097
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[1]	1,548	1,581
Goldman Sachs Group, Inc. 3.50% 2025	16,596	16,859
Goldman Sachs Group, Inc. 3.50% 2026	1,125	1,152
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	9,600	9,945
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[1]	3,000	3,210
Goldman Sachs Group, Inc., junior subordinated, 5.30% (3-month USD-LIBOR + 3.834% on 11/10/2026)[1]	1,750	1,699
Groupe BPCE SA 2.75% 2023[2]	6,875	6,788
Groupe BPCE SA 5.70% 2023[2]	28,166	28,991
Groupe BPCE SA 5.15% 2024[2]	4,711	4,976
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	12,000	12,799
Intesa Sanpaolo SpA 3.375% 2023[2]	9,055	8,656
Intesa Sanpaolo SpA 5.017% 2024[2]	67,843	69,367
Intesa Sanpaolo SpA 5.71% 2026[2]	15,700	15,333
Intesa Sanpaolo SpA 3.875% 2027[2]	6,250	5,803
Intesa Sanpaolo SpA 3.875% 2028[2]	1,986	1,876
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	8,125	8,452
JPMorgan Chase & Co. 3.875% 2024	200	212
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]	375	398
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	3,625	3,632
JPMorgan Chase & Co. 3.125% 2025	450	470
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	29,475	29,131
JPMorgan Chase & Co. 2.95% 2026	1,575	1,631
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	9,600	9,913
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	11,980	13,184
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[1]	2,675	2,532
Lloyds Banking Group PLC 4.375% 2028	8,825	9,514
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,632
MetLife, Inc. 3.60% 2025	3,490	3,656
Metropolitan Life Global Funding I 2.00% 2020[2]	230	230
Morgan Stanley 2.50% 2021	19,200	19,192
Morgan Stanley 3.125% 2023	2,100	2,151
Morgan Stanley 3.70% 2024	375	397
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	2,400	2,434
Morgan Stanley 3.591% 2028[3]	2,175	2,284
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[1]	4,025	3,954
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[1]	10,200	10,638
Nordea Bank AB 2.50% 2020[2]	7,125	7,093
PNC Financial Services Group, Inc. 2.854% 2022[1]	5,850	6,009
PNC Funding Corp. 3.30% 2022	8,700	8,850
American Funds Insurance Series — Bond Fund — Page 116 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Rede D’Or Finance SARL 4.50% 2030[2]	$3,000	$2,618
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,142
State Street Corp. 2.825% 2023 (USD-SOFR + 2.69% on 3/30/2022)[1,2]	1,725	1,742
State Street Corp. 2.901% 2026 (USD-SOFR + 2.70% on 3/30/2025)[1,2]	1,950	1,998
State Street Corp. 3.152% 2031 (USD-SOFR + 2.65% on 3/30/2025)[1,2]	1,175	1,208
Synchrony Financial 2.85% 2022	5,400	5,151
Synchrony Financial 4.375% 2024	3,640	3,611
UniCredit SpA 3.75% 2022[2]	1,175	1,166
UniCredit SpA 6.572% 2022[2]	9,735	9,923
UniCredit SpA 4.625% 2027[2]	625	580
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	11,975	11,042
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	11,500	12,816
Wells Fargo & Co. 2.10% 2021	16,800	16,789
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[1]	18,525	18,286
Wells Fargo & Co. 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[1]	2,757	2,695
Wells Fargo & Co. 3.00% 2026	25	26
Wells Fargo & Co. 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	3,356	3,241
Wells Fargo & Co. 4.478% 2031 (3-month USD-LIBOR + 3.77% on 4/4/2030)[1]	2,175	2,469
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	6,800	8,696
		843,197
Health care 5.12%
Abbott Laboratories 3.40% 2023	910	958
Abbott Laboratories 3.75% 2026	2,244	2,511
Abbott Laboratories 4.75% 2036	4,565	5,797
AbbVie Inc. 2.50% 2020	16,315	16,316
AbbVie Inc. 3.20% 2022	11,070	11,323
AbbVie Inc. 3.75% 2023	3,667	3,806
AbbVie Inc. 3.20% 2026	500	519
AbbVie Inc. 3.20% 2029[2]	28,505	29,257
AbbVie Inc. 4.05% 2039[2]	7,610	8,018
AbbVie Inc. 4.45% 2046	4,474	4,777
Allergan PLC 3.45% 2022	11,533	11,982
Allergan PLC 3.80% 2025	250	256
Allergan, Inc. 5.00% 2021[2]	7,221	7,486
Amgen Inc. 2.45% 2030	10,000	9,987
Anthem, Inc. 2.375% 2025	1,534	1,517
AstraZeneca PLC 4.00% 2029	5,920	6,745
Bayer US Finance II LLC 3.875% 2023[2]	15,658	16,051
Bayer US Finance II LLC 4.25% 2025[2]	17,570	18,293
Becton, Dickinson and Co. 3.734% 2024	903	927
Becton, Dickinson and Co. 4.669% 2047	3,395	3,677
Boston Scientific Corp. 3.375% 2022	700	723
Boston Scientific Corp. 3.85% 2025	255	267
Bristol-Myers Squibb Co. 4.25% 2049[2]	14,242	17,929
Centene Corp. 4.75% 2022	200	202
Centene Corp. 4.75% 2025[2]	9,375	9,551
Centene Corp. 4.75% 2025	325	331
Centene Corp. 4.25% 2027[2]	14,860	14,971
Centene Corp. 4.625% 2029[2]	10,945	11,060
Centene Corp. 3.375% 2030[2]	11,718	10,942
Cigna Corp. 4.375% 2028	7,090	7,645
Cigna Corp. 2.40% 2030	5,179	4,931
CVS Health Corp. 3.625% 2027	2,642	2,712
American Funds Insurance Series — Bond Fund — Page 117 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 3.75% 2030	$5,100	$5,288
CVS Health Corp. 4.25% 2050	650	679
EMD Finance LLC 2.95% 2022[2]	2,100	2,132
GlaxoSmithKline PLC 3.375% 2023	16,800	17,557
Laboratory Corp. of America Holdings 4.70% 2045	4,160	4,751
Novartis Capital Corp. 1.75% 2025	2,361	2,390
Novartis Capital Corp. 2.20% 2030	5,446	5,556
Shire PLC 3.20% 2026	15,100	15,478
Teva Pharmaceutical Finance Co. BV 2.20% 2021	5,236	5,030
Teva Pharmaceutical Finance Co. BV 2.80% 2023	86,064	79,071
Teva Pharmaceutical Finance Co. BV 6.00% 2024	29,067	28,740
Teva Pharmaceutical Finance Co. BV 3.15% 2026	41,528	35,296
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	26,168
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	34,430
UnitedHealth Group Inc. 3.35% 2022	4,385	4,544
UnitedHealth Group Inc. 3.75% 2025	5,410	5,880
Zimmer Holdings, Inc. 3.15% 2022	7,845	7,850
		522,307
Energy 4.04%
Apache Corp. 4.25% 2030	2,465	1,310
Apache Corp. 4.75% 2043	12,100	5,378
Apache Corp. 4.25% 2044	2,100	918
Apache Corp. 5.35% 2049	800	404
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[3,4]	92	81
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,634
BP Capital Markets PLC 3.00% 2050	14,000	13,129
Cenovus Energy Inc. 3.80% 2023	1,120	591
Cenovus Energy Inc. 4.25% 2027	10,985	5,396
Cenovus Energy Inc. 5.40% 2047	13,075	5,967
Cheniere Energy, Inc. 7.00% 2024	410	361
Cheniere Energy, Inc. 5.125% 2027	16,000	14,385
Cheniere Energy, Inc. 3.70% 2029[2]	7,369	5,542
Chevron Corp. 2.355% 2022	4,800	4,870
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,491
Concho Resources Inc. 4.30% 2028	6,095	5,584
Concho Resources Inc. 4.85% 2048	5,000	4,076
DCP Midstream Operating LP 4.95% 2022	500	414
Diamondback Energy, Inc. 3.25% 2026	8,725	6,183
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,239
Enbridge Energy Partners, LP 5.875% 2025	7,700	7,602
Enbridge Energy Partners, LP 7.375% 2045	18,154	20,041
Enbridge Inc. 4.00% 2023	1,500	1,430
Energy Transfer Operating, LP 5.875% 2024	294	278
Energy Transfer Operating, LP 2.90% 2025	4,402	3,730
Energy Transfer Operating, LP 3.75% 2030	7,707	6,073
Energy Transfer Operating, LP 5.00% 2050	11,000	8,578
Energy Transfer Partners, LP 4.20% 2023	2,860	2,503
Energy Transfer Partners, LP 4.50% 2024	4,915	4,392
Energy Transfer Partners, LP 4.75% 2026	1,506	1,334
Energy Transfer Partners, LP 4.20% 2027	45	37
Energy Transfer Partners, LP 4.95% 2028	4,559	3,783
Energy Transfer Partners, LP 5.25% 2029	1,275	1,082
Energy Transfer Partners, LP 6.125% 2045	11,780	9,822
American Funds Insurance Series — Bond Fund — Page 118 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.30% 2047	$10,459	$7,996
Energy Transfer Partners, LP 6.00% 2048	1,868	1,574
Energy Transfer Partners, LP 6.25% 2049	1,775	1,508
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[1]	7,850	3,899
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	248
EQT Corp. 3.00% 2022	6,700	5,645
EQT Corp. 6.125% 2025	18,000	13,997
EQT Corp. 7.00% 2030	7,500	5,644
Equinor ASA 3.625% 2028	7,900	8,494
Equinor ASA 3.25% 2049	5,687	5,627
Exxon Mobil Corp. 3.043% 2026	4,625	4,899
Kinder Morgan Energy Partners, LP 6.50% 2037	900	922
Kinder Morgan Energy Partners, LP 5.50% 2044	700	703
Kinder Morgan, Inc. 5.30% 2034	760	735
MPLX LP 4.00% 2028	4,665	4,156
Noble Corp. PLC 7.95% 2025[1]	1,595	189
Noble Corp. PLC 8.95% 2045[1]	845	76
Noble Energy, Inc. 4.20% 2049	5,108	2,783
Occidental Petroleum Corp. 2.90% 2024	7,371	4,025
Occidental Petroleum Corp. 3.20% 2026	920	450
Occidental Petroleum Corp. 3.50% 2029	7,646	3,601
Occidental Petroleum Corp. 6.60% 2046	1,690	798
Odebrecht Drilling Norbe 7.35% 2026 (79.52% PIK)[2,5]	35	12
Odebrecht Drilling Norbe 0%[2]	1,150	13
ONEOK, Inc. 2.20% 2025	193	149
ONEOK, Inc. 3.10% 2030	540	408
Petrobras Global Finance Co. 5.093% 2030[2]	5,000	4,581
Petrobras Global Finance Co. 6.90% 2049	4,000	3,921
Petróleos Mexicanos 6.875% 2026	43,810	33,670
Petróleos Mexicanos 6.50% 2027	29,533	22,110
QEP Resources, Inc. 5.25% 2023	3,420	1,291
Ras Laffan Liquefied Natural Gas II 5.298% 2020	62	63
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	1,100	1,083
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,232
Sabine Pass Liquefaction, LLC 5.625% 2023[1]	1,000	932
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	7,522
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	9,196
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	14,984
Saudi Arabian Oil Co. 2.875% 2024[2]	4,885	4,754
Saudi Arabian Oil Co. 3.50% 2029[2]	24,298	24,073
Schlumberger BV 4.00% 2025[2]	7,915	7,310
Shell International Finance BV 3.875% 2028	9,410	10,307
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)[1]	920	633
Sunoco Logistics Operating Partners, LP 5.40% 2047	6,190	4,937
Targa Resources Partners LP 5.125% 2025	175	150
Targa Resources Partners LP 5.375% 2027	175	145
TC PipeLines, LP 4.375% 2025	405	411
Total Capital Canada Ltd. 2.75% 2023	2,140	2,173
TransCanada PipeLines Ltd. 4.25% 2028	11,275	11,540
Transocean Inc. 5.80% 2022[1]	2,195	1,374
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[5]	460	30
Western Midstream Operating, LP 3.10% 2025	2,782	1,460
Western Midstream Operating, LP 4.05% 2030	2,202	974
Western Midstream Operating, LP 5.25% 2050	3,079	1,271
American Funds Insurance Series — Bond Fund — Page 119 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.50% 2023	$500	$470
Williams Partners LP 4.30% 2024	595	542
WPX Energy, Inc. 4.50% 2030	7,995	4,371
		411,699
Consumer discretionary 4.03%
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	500	486
DaimlerChrysler North America Holding Corp. 2.85% 2022[2]	500	487
DaimlerChrysler North America Holding Corp. 1.75% 2023[2]	8,000	7,542
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	2,000	1,941
Ford Motor Credit Co. 2.343% 2020	3,000	2,895
Ford Motor Credit Co. 3.157% 2020	3,188	3,125
Ford Motor Credit Co. 3.20% 2021	6,665	6,473
Ford Motor Credit Co. 3.336% 2021	300	288
Ford Motor Credit Co. 3.47% 2021	15,400	14,856
Ford Motor Credit Co. 3.813% 2021	16,314	15,661
Ford Motor Credit Co. 3.219% 2022	770	722
Ford Motor Credit Co. 3.339% 2022	13,345	12,482
Ford Motor Credit Co. 5.596% 2022	14,275	13,882
Ford Motor Credit Co. 3.087% 2023	9,673	8,754
Ford Motor Credit Co. 3.096% 2023	8,071	7,183
Ford Motor Credit Co. 4.14% 2023	12,000	11,227
Ford Motor Credit Co. 3.81% 2024	1,200	1,086
Ford Motor Credit Co. 4.063% 2024	5,000	4,562
Ford Motor Credit Co. 4.271% 2027	11,000	9,432
General Motors Co. 4.35% 2025	11,255	10,101
General Motors Co. 5.00% 2035	5,000	3,772
General Motors Co. 6.25% 2043	6,544	5,217
General Motors Co. 5.20% 2045	911	725
General Motors Co. 6.75% 2046	3,273	2,627
General Motors Co. 5.40% 2048	7,428	5,438
General Motors Co. 5.95% 2049	6,913	5,133
General Motors Financial Co. 3.70% 2020	15,295	15,147
General Motors Financial Co. 3.55% 2022	3,703	3,425
General Motors Financial Co. 3.25% 2023	964	893
General Motors Financial Co. 3.50% 2024	9,945	8,768
General Motors Financial Co. 3.95% 2024	6,269	5,692
General Motors Financial Co. 5.10% 2024	1,081	997
General Motors Financial Co. 5.25% 2026	995	880
Home Depot, Inc. 4.40% 2021	7,200	7,331
Home Depot, Inc. 2.95% 2029	6,081	6,306
Home Depot, Inc. 4.50% 2048	1,915	2,361
Hyundai Capital America 2.55% 2020[2]	4,200	4,200
Hyundai Capital America 2.75% 2020[2]	3,321	3,329
Hyundai Capital America 3.75% 2021[2]	8,500	8,497
Hyundai Capital America 2.85% 2022[2]	4,118	4,026
Hyundai Capital America 3.00% 2022[2]	4,500	4,375
Hyundai Capital America 3.25% 2022[2]	1,521	1,491
Hyundai Capital America 3.95% 2022[2]	8,000	8,068
Hyundai Capital America 2.375% 2023[2]	9,977	9,425
Hyundai Capital America 3.40% 2024[2]	8,180	8,046
Hyundai Capital America 2.65% 2025[2]	13,054	12,481
Hyundai Capital America 3.00% 2027[2]	10,408	9,699
McDonald’s Corp. 2.125% 2030	2,482	2,328
American Funds Insurance Series — Bond Fund — Page 120 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 4.45% 2047	$3,535	$3,844
McDonald’s Corp. 3.625% 2049	2,938	3,017
MGM Resorts International 7.75% 2022	2,000	1,992
Newell Rubbermaid Inc. 3.85% 2023	13,669	13,782
Newell Rubbermaid Inc. 4.20% 2026	17,294	16,954
Newell Rubbermaid Inc. 5.50% 2046	2,015	2,052
NIKE, Inc. 2.40% 2025	1,801	1,868
NIKE, Inc. 2.75% 2027	4,407	4,609
NIKE, Inc. 2.85% 2030	4,906	5,192
NIKE, Inc. 3.25% 2040	2,708	2,834
NIKE, Inc. 3.875% 2045	6,845	8,127
NIKE, Inc. 3.375% 2050	2,095	2,303
Nissan Motor Co., Ltd. 2.60% 2022[2]	1,415	1,350
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	244
Starbucks Corp. 3.75% 2047	3,785	3,667
Starbucks Corp. 4.50% 2048	7,680	8,712
Toyota Motor Credit Corp. 3.375% 2030	7,330	7,432
Volkswagen Group of America Finance, LLC 2.40% 2020[2]	2,855	2,845
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	5,426	5,371
Volkswagen Group of America Finance, LLC 2.70% 2022[2]	6,573	6,364
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	15,953	15,791
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	2,996	2,830
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,177	1,217
Volkswagen International Finance NV 4.00% 2020[2]	4,000	3,996
		410,255
Utilities 3.88%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,500	10,598
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[2]	300	303
AEP Transmission Co. LLC 3.65% 2050	725	750
AES Corp. 4.00% 2021	1,000	988
Alliant Energy Finance LLC 4.25% 2028[2]	500	505
Ameren Corp. 3.50% 2031	800	798
Ameren Corp. 4.50% 2049	2,875	3,426
American Electric Power Co., Inc. 2.30% 2030	1,825	1,714
Berkshire Hathaway Energy Co. 4.05% 2025[2]	2,475	2,671
Berkshire Hathaway Energy Co. 3.70% 2030[2]	3,200	3,405
Berkshire Hathaway Energy Co. 4.50% 2045	5,895	6,654
Berkshire Hathaway Energy Co. 4.25% 2050[2]	850	974
CMS Energy Corp. 5.05% 2022	2,569	2,654
Consolidated Edison Co. of New York, Inc. 3.35% 2030	1,150	1,189
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,200	9,192
Consolidated Edison Co. of New York, Inc. 3.988% 2050	1,425	1,490
Consumers Energy Co. 4.05% 2048	8,270	9,609
Consumers Energy Co. 3.75% 2050	5,625	6,127
Consumers Energy Co. 3.50% 2051	2,375	2,562
Dominion Resources, Inc. 3.375% 2030	2,325	2,302
Duke Energy Corp. 3.75% 2024	3,826	3,972
Duke Energy Florida, LLC 3.40% 2046	6,445	6,691
Duke Energy Progress, LLC 3.70% 2028	3,750	4,021
Edison International 3.125% 2022	2,900	2,854
Edison International 3.55% 2024	6,850	6,817
Edison International 4.95% 2025	175	178
Edison International 5.75% 2027	3,181	3,313
American Funds Insurance Series — Bond Fund — Page 121 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 4.125% 2028	$3,644	$3,497
EDP Finance BV 3.625% 2024[2]	12,300	12,422
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	1,950	1,807
Enel Finance International SA 4.875% 2029[2]	10,180	11,106
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 09/24/2023)[1,2]	1,000	1,063
Entergy Louisiana, LLC 4.20% 2048	6,325	7,214
Eversource Energy 2.75% 2022	527	535
Eversource Energy 3.80% 2023	5,000	5,485
Exelon Corp. 3.40% 2026	1,570	1,525
Exelon Corp. 4.05% 2030	1,250	1,241
Exelon Corp. 4.70% 2050	250	262
FirstEnergy Corp. 3.90% 2027	10,153	10,284
FirstEnergy Corp. 3.50% 2028[2]	2,400	2,274
FirstEnergy Corp. 2.65% 2030	2,225	2,111
FirstEnergy Corp. 7.375% 2031	5,150	6,934
FirstEnergy Corp. 4.85% 2047	638	716
FirstEnergy Corp. 3.40% 2050	3,362	3,222
Florida Power & Light Co. 2.85% 2025	950	1,000
Georgia Power Co. 3.70% 2050	2,175	2,285
IPALCO Enterprises, Inc. 3.70% 2024	200	208
Jersey Central Power & Light Co. 4.30% 2026[2]	310	332
Mississippi Power Co. 4.25% 2042	11,247	10,831
Niagara Mohawk Power Corp. 3.508% 2024[2]	7,575	7,939
Niagara Mohawk Power Corp. 4.278% 2034[2]	1,000	1,068
NSTAR Electric Co. 3.95% 2030	800	897
NV Energy, Inc. 6.25% 2020	2,850	2,933
Pacific Gas and Electric Co. 2.45% 2022[6]	7,200	7,117
Pacific Gas and Electric Co. 3.25% 2023[6]	5,615	5,439
Pacific Gas and Electric Co. 3.40% 2024[6]	850	832
Pacific Gas and Electric Co. 3.30% 2027[6]	3,750	3,610
Pacific Gas and Electric Co. 4.65% 2028[2,6]	7,500	7,864
Pacific Gas and Electric Co. 4.75% 2044[6]	336	332
Progress Energy, Inc. 7.75% 2031	1,820	2,472
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,376
Puget Energy, Inc. 6.50% 2020	4,908	5,014
Puget Energy, Inc. 6.00% 2021	3,135	3,195
Puget Energy, Inc. 5.625% 2022	8,004	8,017
Puget Energy, Inc. 3.65% 2025	3,000	2,939
San Diego Gas & Electric Co. 3.32% 2050	1,700	1,698
Southern California Edison Co. 2.90% 2021	10,072	10,047
Southern California Edison Co. 3.40% 2023	1,650	1,693
Southern California Edison Co. 3.50% 2023	11,400	11,784
Southern California Edison Co. 3.70% 2025	1,275	1,315
Southern California Edison Co. 2.85% 2029	7,500	7,279
Southern California Edison Co. 4.20% 2029	11,700	12,464
Southern California Edison Co. 5.35% 2035	6,450	7,741
Southern California Edison Co. 5.75% 2035	4,550	5,699
Southern California Edison Co. 5.625% 2036	7,025	7,912
Southern California Edison Co. 5.55% 2037	2,725	2,920
Southern California Edison Co. 5.95% 2038	5,700	6,644
Southern California Edison Co. 4.50% 2040	8,620	8,942
Southern California Edison Co. 5.50% 2040	607	756
Southern California Edison Co. 4.05% 2042	1,667	1,746
American Funds Insurance Series — Bond Fund — Page 122 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.00% 2047	$9,983	$10,443
Southern California Edison Co. 4.125% 2048	9,027	9,686
Southern California Edison Co. 4.875% 2049	5,050	5,859
Southern California Edison Co. 3.65% 2050	4,402	4,296
Southern California Edison Co., Series C, 3.60% 2045	2,167	2,000
Southern California Gas Co. 2.55% 2030	800	784
Tampa Electric Co. 2.60% 2022	4,350	4,289
Virginia Electric and Power Co. 4.45% 2044	7,995	9,162
Wisconsin Power and Light Co. 3.65% 2050	1,625	1,667
Xcel Energy Inc. 3.30% 2025	5,650	5,741
Xcel Energy Inc. 2.60% 2029	2,925	2,780
Xcel Energy Inc. 3.40% 2030	1,800	1,828
		395,330
Consumer staples 2.41%
Albertsons Cos. LLC 3.50% 2023[2]	1,743	1,729
Altria Group, Inc. 2.85% 2022	4,800	4,829
Altria Group, Inc. 4.40% 2026	16,054	16,658
Altria Group, Inc. 4.50% 2043	1,585	1,509
Altria Group, Inc. 5.95% 2049	9,039	10,563
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,263
Anheuser-Busch InBev NV 5.55% 2049	11,149	13,171
British American Tobacco International Finance PLC 3.50% 2022[2]	152	151
British American Tobacco International Finance PLC 3.95% 2025[2]	16,879	16,592
British American Tobacco PLC 3.557% 2027	10,320	9,741
British American Tobacco PLC 4.39% 2037	1,500	1,396
British American Tobacco PLC 4.54% 2047	12,786	11,730
British American Tobacco PLC 4.758% 2049	23,659	22,411
Conagra Brands, Inc. 5.30% 2038	5,141	5,612
Conagra Brands, Inc. 5.40% 2048	3,227	3,649
Constellation Brands, Inc. 3.50% 2027	7,500	7,059
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.383% 2021[3]	10,620	10,340
General Mills, Inc. 3.20% 2021	2,170	2,191
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,335	2,346
JBS Investments GmbH II 7.00% 2026[2]	3,868	3,876
JBS Investments GmbH II 7.00% 2026	1,665	1,668
Keurig Dr Pepper Inc. 4.057% 2023	6,190	6,455
Keurig Dr Pepper Inc. 4.597% 2028	10,752	11,831
Kimberly-Clark Corp. 3.10% 2030	352	378
Molson Coors Brewing Co. 2.10% 2021	2,415	2,362
Molson Coors Brewing Co. 4.20% 2046	11,830	10,644
Philip Morris International Inc. 4.25% 2044	9,550	10,625
Procter & Gamble Co. 3.00% 2030	2,626	2,919
Reynolds American Inc. 3.25% 2022	1,477	1,434
Reynolds American Inc. 4.45% 2025	14,570	14,864
Reynolds American Inc. 5.85% 2045	1,970	2,128
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,148
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,350
WM. Wrigley Jr. Co. 3.375% 2020[2]	11,255	11,187
		245,809
American Funds Insurance Series — Bond Fund — Page 123 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 1.65%	Principal amount (000)	Value (000)
Apple Inc. 1.55% 2021	$11,630	$11,710
Broadcom Inc. 3.625% 2024[2]	3,000	2,950
Broadcom Inc. 4.25% 2026[2]	41,375	42,131
Broadcom Inc. 4.75% 2029[2]	61,009	62,099
Broadcom Ltd. 3.00% 2022	12,000	11,899
Broadcom Ltd. 3.875% 2027	14,860	14,199
Financial & Risk US Holdings, Inc. 6.25% 2026[2]	3,325	3,451
Mastercard Inc. 3.85% 2050	715	877
Microsoft Corp. 4.25% 2047	10,000	13,045
Visa Inc. 1.90% 2027	3,331	3,322
Visa Inc. 2.70% 2020	1,007	1,000
Xerox Corp. 3.50% 2020	1,500	1,479
		168,162
Industrials 1.60%
Airbus Group SE 2.70% 2023[2]	2,120	2,077
Avolon Holdings Funding Ltd. 3.625% 2022[2]	2,810	2,494
Avolon Holdings Funding Ltd. 3.95% 2024[2]	12,514	10,493
Avolon Holdings Funding Ltd. 3.25% 2027[2]	8,000	6,307
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	1,680	1,649
Boeing Co. 3.10% 2026	69	64
Boeing Co. 2.70% 2027	12,322	11,336
Boeing Co. 3.20% 2029	784	726
Boeing Co. 2.95% 2030	5,899	5,474
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[2]	2,485	2,249
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	50	51
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	318	322
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	187	188
CSX Corp. 3.35% 2049	14	13
CSX Corp. 4.50% 2049	82	95
CSX Corp. 3.80% 2050	696	734
GE Capital International Funding Co. 4.418% 2035	20,075	21,775
General Dynamics Corp. 3.625% 2030	4,194	4,683
General Electric Capital Corp. 2.342% 2020	4,588	4,563
General Electric Capital Corp. 3.10% 2023	1,750	1,780
General Electric Capital Corp. 3.373% 2025	4,615	4,648
General Electric Capital Corp. 6.15% 2037	1,425	1,648
General Electric Co. 2.70% 2022	4,800	4,728
Harris Corp. 3.832% 2025	945	985
Lockheed Martin Corp. 2.50% 2020	3,055	3,062
Lockheed Martin Corp. 3.10% 2023	1,155	1,173
Lockheed Martin Corp. 3.55% 2026	2,445	2,649
Lockheed Martin Corp. 4.50% 2036	1,895	2,179
Lockheed Martin Corp. 4.70% 2046	4,995	6,178
Mexico City Airport Trust 5.50% 2046	1,751	1,436
Mexico City Airport Trust 5.50% 2047	3,034	2,592
Mexico City Airport Trust 5.50% 2047[2]	215	184
Northrop Grumman Corp. 3.25% 2028	10,845	11,406
NXP BV and NXP Funding LLC 4.125% 2021[2]	2,000	2,019
Union Pacific Corp. 2.15% 2027	2,213	2,173
Union Pacific Corp. 2.40% 2030	4,454	4,363
Union Pacific Corp. 3.25% 2050	7,000	6,899
United Rentals, Inc. 5.50% 2027	5,000	4,912
American Funds Insurance Series — Bond Fund — Page 124 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.125% 2027	$9,525	$9,748
Vinci SA 3.75% 2029[2]	12,456	13,479
		163,534
Communication services 1.17%
AT&T Inc. 3.80% 2027	4,335	4,515
AT&T Inc. 4.50% 2035	625	684
AT&T Inc. 4.30% 2042	200	212
AT&T Inc. 4.75% 2046	3,004	3,352
AT&T Inc. 4.50% 2048	850	927
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,505	6,485
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	4,800	4,858
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	1,900	1,873
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	5,701
CenturyLink, Inc. 4.00% 2027[2]	16,374	15,760
CenturyLink, Inc. 7.65% 2042	5,000	4,902
Comcast Corp. 3.15% 2028	7,200	7,551
Comcast Corp. 2.65% 2030	7,500	7,741
Comcast Corp. 3.40% 2030	3,356	3,640
Comcast Corp. 4.00% 2048	5,000	5,792
Deutsche Telekom AG 3.625% 2050[2]	9,125	9,123
Fox Corp. 3.05% 2025	515	518
France Télécom 9.00% 2031[1]	1,480	2,250
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[2]	5,170	5,171
SoftBank Group Corp. 3.36% 2023[2]	4,350	4,345
Verizon Communications Inc. 4.40% 2034	5,080	5,967
Verizon Communications Inc. 4.00% 2050	2,550	3,040
Vodafone Group PLC 4.375% 2028	10,000	10,535
Vodafone Group PLC 4.25% 2050	3,050	3,146
Walt Disney Co. 4.00% 2023	1,100	1,177
		119,265
Real estate 0.47%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,463
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	157
American Campus Communities, Inc. 3.75% 2023	2,900	2,928
Corporate Office Properties LP 5.25% 2024	10	10
Equinix, Inc. 2.90% 2026	3,287	3,029
Equinix, Inc. 3.20% 2029	3,846	3,583
Essex Portfolio LP 3.25% 2023	335	329
Essex Portfolio LP 3.875% 2024	1,000	1,004
Hospitality Properties Trust 4.25% 2021	4,250	4,042
Hospitality Properties Trust 5.00% 2022	1,270	910
Hospitality Properties Trust 4.50% 2025	855	626
Hospitality Properties Trust 3.95% 2028	1,710	1,274
Iron Mountain Inc. 4.875% 2027[2]	1,605	1,568
Iron Mountain Inc. 5.25% 2028[2]	3,500	3,477
Iron Mountain Inc. 4.875% 2029[2]	2,770	2,621
Kimco Realty Corp. 3.40% 2022	1,045	1,035
Omega Healthcare Investors, Inc. 4.375% 2023	900	896
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,016
Scentre Group 2.375% 2021[2]	175	176
American Funds Insurance Series — Bond Fund — Page 125 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group 3.50% 2025[2]	$4,565	$4,669
WEA Finance LLC 3.25% 2020[2]	13,375	13,244
		48,057
Materials 0.35%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[1,2]	4,765	4,684
Braskem SA 4.50% 2030[2]	2,500	1,955
Carrier Global Corp. 2.722% 2030[2]	2,453	2,271
Carrier Global Corp. 3.377% 2040[2]	20,000	17,741
Carrier Global Corp. 3.577% 2050[2]	5,718	5,166
Holcim Ltd. 5.15% 2023[2]	1,560	1,744
Sherwin-Williams Co. 2.30% 2030	2,015	1,906
		35,467
Total corporate bonds & notes		3,363,082
Mortgage-backed obligations 27.56% Federal agency mortgage-backed obligations 27.11%
Fannie Mae 6.00% 2037[7]	72	80
Fannie Mae Pool #976945 5.50% 2023[7]	182	187
Fannie Mae Pool #AB1068 4.50% 2025[7]	187	198
Fannie Mae Pool #AB4088 3.00% 2026[7]	855	897
Fannie Mae Pool #AJ9156 3.00% 2026[7]	416	436
Fannie Mae Pool #AS6695 3.00% 2026[7]	415	435
Fannie Mae Pool #AJ6967 3.00% 2026[7]	197	206
Fannie Mae Pool #AJ5522 3.00% 2026[7]	5	5
Fannie Mae Pool #256133 4.50% 2026[7]	184	198
Fannie Mae Pool #AK5394 3.00% 2027[7]	961	1,008
Fannie Mae Pool #AL5603 3.00% 2027[7]	913	958
Fannie Mae Pool #AL4641 3.00% 2027[7]	411	432
Fannie Mae Pool #AX3597 3.00% 2027[7]	403	423
Fannie Mae Pool #AB4281 3.00% 2027[7]	180	189
Fannie Mae Pool #AJ9355 3.00% 2027[7]	115	121
Fannie Mae Pool #AB4486 3.00% 2027[7]	94	98
Fannie Mae Pool #MA3131 3.00% 2027[7]	81	85
Fannie Mae Pool #AB5236 3.00% 2027[7]	36	38
Fannie Mae Pool #AO0800 3.00% 2027[7]	30	32
Fannie Mae Pool #AK0971 3.00% 2027[7]	16	16
Fannie Mae Pool #AL3802 3.00% 2028[7]	1,245	1,307
Fannie Mae Pool #MA3286 3.00% 2028[7]	783	823
Fannie Mae Pool #AR3058 3.00% 2028[7]	118	123
Fannie Mae Pool #MA3407 3.00% 2028[7]	75	79
Fannie Mae Pool #AL8241 3.00% 2029[7]	1,161	1,218
Fannie Mae Pool #BM4299 3.00% 2030[7]	3,571	3,746
Fannie Mae Pool #AL9573 3.00% 2031[7]	141	148
Fannie Mae Pool #AS8018 3.00% 2031[7]	96	102
Fannie Mae Pool #BO0119 3.00% 2032[7]	6,193	6,499
Fannie Mae Pool #BM4741 3.00% 2032[7]	87	91
Fannie Mae Pool #MA3409 3.00% 2033[7]	1,151	1,207
Fannie Mae Pool #BK9262 3.00% 2033[7]	744	780
Fannie Mae Pool #BK9015 3.00% 2033[7]	464	488
Fannie Mae Pool #MA3516 3.00% 2033[7]	85	89
Fannie Mae Pool #MA3461 3.00% 2033[7]	73	76
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3827 2.50% 2034[7]	$158,165	$164,462
Fannie Mae Pool #SB8021 3.00% 2034[7]	2,232	2,342
Fannie Mae Pool #BP0113 3.00% 2034[7]	1,882	1,974
Fannie Mae Pool #BN3975 3.00% 2034[7]	873	914
Fannie Mae Pool #924866 3.265% 2037[3,7]	750	761
Fannie Mae Pool #945680 6.00% 2037[7]	819	943
Fannie Mae Pool #889982 5.50% 2038[7]	1,805	2,050
Fannie Mae Pool #988588 5.50% 2038[7]	335	379
Fannie Mae Pool #AB1297 5.00% 2040[7]	362	404
Fannie Mae Pool #AH9479 5.00% 2041[7]	2,211	2,459
Fannie Mae Pool #AH8144 5.00% 2041[7]	2,211	2,458
Fannie Mae Pool #AI1862 5.00% 2041[7]	1,763	1,985
Fannie Mae Pool #AI3510 5.00% 2041[7]	1,092	1,229
Fannie Mae Pool #AJ0704 5.00% 2041[7]	918	1,034
Fannie Mae Pool #AJ5391 5.00% 2041[7]	589	663
Fannie Mae Pool #BM6240 3.984% 2044[3,7]	4,105	4,201
Fannie Mae Pool #AS4536 3.50% 2045[7]	115	123
Fannie Mae Pool #AS6127 3.50% 2045[7]	110	118
Fannie Mae Pool #AZ3904 4.00% 2045[7]	123	133
Fannie Mae Pool #AL8522 3.50% 2046[7]	1,939	2,084
Fannie Mae Pool #AS6467 3.50% 2046[7]	83	88
Fannie Mae Pool #BD1968 4.00% 2046[7]	2,682	2,901
Fannie Mae Pool #BE0592 4.00% 2046[7]	1,161	1,246
Fannie Mae Pool #BD5477 4.00% 2046[7]	525	567
Fannie Mae Pool #BM5632 3.00% 2047[7]	70,923	74,855
Fannie Mae Pool #MA3147 3.00% 2047[7]	9,251	9,764
Fannie Mae Pool #CA0377 3.00% 2047[7]	1,924	2,030
Fannie Mae Pool #CA0858 3.50% 2047[7]	54,808	58,280
Fannie Mae Pool #CA0770 3.50% 2047[7]	15,681	16,694
Fannie Mae Pool #BJ2524 3.50% 2047[7]	11,254	11,967
Fannie Mae Pool #BJ1910 3.50% 2047[7]	8,011	8,506
Fannie Mae Pool #CA0487 3.50% 2047[7]	207	220
Fannie Mae Pool #CA0706 4.00% 2047[7]	457	492
Fannie Mae Pool #MA3058 4.00% 2047[7]	192	206
Fannie Mae Pool #BM4413 4.50% 2047[7]	10,131	10,980
Fannie Mae Pool #BF0293 3.00% 2048[7]	16,403	17,525
Fannie Mae Pool #BJ9251 3.50% 2048[7]	17,548	18,616
Fannie Mae Pool #BF0318 3.50% 2048[7]	16,572	17,882
Fannie Mae Pool #CA1189 3.50% 2048[7]	4,719	5,020
Fannie Mae Pool #BJ3790 3.50% 2048[7]	2,511	2,670
Fannie Mae Pool #CA2622 3.50% 2048[7]	613	650
Fannie Mae Pool #MA3276 3.50% 2048[7]	23	24
Fannie Mae Pool #MA3495 4.00% 2048[7]	66,844	71,578
Fannie Mae Pool #FM2202 4.00% 2048[7]	35,019	37,367
Fannie Mae Pool #BM2007 4.00% 2048[7]	32,566	34,769
Fannie Mae Pool #MA3443 4.00% 2048[7]	26,734	28,587
Fannie Mae Pool #BK7608 4.00% 2048[7]	13,840	14,776
Fannie Mae Pool #MA3467 4.00% 2048[7]	12,570	13,425
Fannie Mae Pool #BK4764 4.00% 2048[7]	5,696	6,101
Fannie Mae Pool #FM1437 4.00% 2048[7]	3,681	3,933
Fannie Mae Pool #MA3384 4.00% 2048[7]	3,384	3,616
Fannie Mae Pool #BK0920 4.00% 2048[7]	3,102	3,311
Fannie Mae Pool #MA3521 4.00% 2048[7]	984	1,051
Fannie Mae Pool #BJ9252 4.00% 2048[7]	932	995
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ9256 4.00% 2048[7]	$690	$738
Fannie Mae Pool #BJ0639 4.00% 2048[7]	342	368
Fannie Mae Pool #BJ9169 4.00% 2048[7]	338	362
Fannie Mae Pool #BK0915 4.00% 2048[7]	289	309
Fannie Mae Pool #BJ5749 4.00% 2048[7]	37	41
Fannie Mae Pool #BM4676 4.00% 2048[7]	32	35
Fannie Mae Pool #BK9758 4.00% 2048[7]	27	29
Fannie Mae Pool #BN0594 4.00% 2048[7]	1	1
Fannie Mae Pool #CA2493 4.50% 2048[7]	2,953	3,182
Fannie Mae Pool #CA2056 4.50% 2048[7]	1,459	1,574
Fannie Mae Pool #MA3496 4.50% 2048[7]	360	387
Fannie Mae Pool #BN0315 4.50% 2048[7]	—[8]	—[8]
Fannie Mae Pool #CA4534 3.00% 2049[7]	18,648	19,694
Fannie Mae Pool #CA3807 3.00% 2049[7]	2,860	3,027
Fannie Mae Pool #CA3806 3.00% 2049[7]	1,472	1,560
Fannie Mae Pool #FM0007 3.50% 2049[7]	42,748	45,618
Fannie Mae Pool #CA4802 3.50% 2049[7]	35,355	37,978
Fannie Mae Pool #FM1954 3.50% 2049[7]	18,864	20,052
Fannie Mae Pool #FM1886 3.50% 2049[7]	16,730	17,682
Fannie Mae Pool #FM1589 3.50% 2049[7]	12,766	13,580
Fannie Mae Pool #FM2092 3.50% 2049[7]	10,204	10,917
Fannie Mae Pool #MA3614 3.50% 2049[7]	3,925	4,152
Fannie Mae Pool #BN6407 3.50% 2049[7]	3,272	3,469
Fannie Mae Pool #BN7491 3.50% 2049[7]	3,194	3,390
Fannie Mae Pool #BN6249 3.50% 2049[7]	3,054	3,237
Fannie Mae Pool #CA4566 3.50% 2049[7]	2,188	2,314
Fannie Mae Pool #BN7823 3.50% 2049[7]	742	786
Fannie Mae Pool #BM5446 3.50% 2049[7]	471	498
Fannie Mae Pool #CA3084 4.00% 2049[7]	37,963	40,544
Fannie Mae Pool #BN6408 4.00% 2049[7]	5	6
Fannie Mae Pool #MA3639 4.50% 2049[7]	14,496	15,613
Fannie Mae Pool #MA3593 4.50% 2049[7]	7,115	7,662
Fannie Mae Pool #CA2963 4.50% 2049[7]	596	642
Fannie Mae Pool #BN6006 4.50% 2049[7]	435	469
Fannie Mae Pool #MA3616 4.50% 2049[7]	286	308
Fannie Mae Pool #BN8753 4.50% 2049[7]	30	32
Fannie Mae Pool #BN8777 4.50% 2049[7]	—[8]	—[8]
Fannie Mae Pool #BF0264 3.50% 2058[7]	16,310	17,635
Fannie Mae Pool #BF0332 3.00% 2059[7]	34,396	36,644
Fannie Mae, Series 2001-4, Class GA, 9.136% 2025[3,7]	1	1
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	12	14
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	25	30
Fannie Mae, Series 2002-W1, Class 2A, 5.614% 2042[3,7]	33	37
Freddie Mac 5.50% 2033[7]	73	80
Freddie Mac 5.50% 2038[7]	99	113
Freddie Mac 5.50% 2038[7]	76	87
Freddie Mac 5.50% 2039[7]	148	168
Freddie Mac 4.50% 2040[7]	340	373
Freddie Mac 5.50% 2040[7]	547	621
Freddie Mac 4.50% 2041[7]	389	427
Freddie Mac 5.50% 2041[7]	800	908
Freddie Mac 3.50% 2045[7]	28,212	30,429
Freddie Mac 3.00% 2046[7]	34,464	36,572
Freddie Mac 3.50% 2047[7]	77,517	81,986
American Funds Insurance Series — Bond Fund — Page 128 of 220

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2047[7]	$50,567	$53,749
Freddie Mac 4.00% 2047[7]	2,643	2,849
Freddie Mac 3.50% 2048[7]	29,860	31,766
Freddie Mac 3.50% 2048[7]	29,234	31,418
Freddie Mac 3.50% 2048[7]	878	939
Freddie Mac 4.00% 2048[7]	38,883	41,546
Freddie Mac 4.00% 2048[7]	17,759	18,973
Freddie Mac 4.00% 2048[7]	11,133	11,896
Freddie Mac 4.00% 2048[7]	4,437	4,746
Freddie Mac 4.00% 2048[7]	1,724	1,844
Freddie Mac 4.00% 2048[7]	718	767
Freddie Mac 4.00% 2049[7]	3	3
Freddie Mac Pool #ZA2657 3.00% 2026[7]	615	645
Freddie Mac Pool #ZK3537 3.00% 2026[7]	122	128
Freddie Mac Pool #ZK4277 3.00% 2027[7]	780	819
Freddie Mac Pool #ZK3836 3.00% 2027[7]	266	278
Freddie Mac Pool #ZK3970 3.00% 2027[7]	239	250
Freddie Mac Pool #ZS6521 3.00% 2027[7]	153	161
Freddie Mac Pool #ZK3893 3.00% 2027[7]	79	83
Freddie Mac Pool #ZK4162 3.00% 2027[7]	58	61
Freddie Mac Pool #ZS8452 3.00% 2027[7]	19	20
Freddie Mac Pool #ZK4039 3.00% 2027[7]	8	9
Freddie Mac Pool #ZS8463 3.00% 2027[7]	8	8
Freddie Mac Pool #ZS8507 3.00% 2028[7]	288	302
Freddie Mac Pool #ZK7590 3.00% 2029[7]	5,655	5,934
Freddie Mac Pool #ZK7593 3.00% 2029[7]	291	305
Freddie Mac Pool #ZS8710 3.00% 2033[7]	10,231	10,734
Freddie Mac Pool #ZT1344 3.00% 2033[7]	988	1,036
Freddie Mac Pool #ZK9250 3.00% 2033[7]	458	482
Freddie Mac Pool #ZT1931 3.00% 2033[7]	402	421
Freddie Mac Pool #SB0023 3.00% 2033[7]	35	37
Freddie Mac Pool #SB8015 2.50% 2034[7]	11,460	11,917
Freddie Mac Pool #ZT1731 3.00% 2034[7]	887	930
Freddie Mac Pool #ZT1798 3.00% 2034[7]	366	384
Freddie Mac Pool #QN1073 3.00% 2034[7]	192	201
Freddie Mac Pool #841039 4.28% 2043[3,7]	4,455	4,524
Freddie Mac Pool #G61733 3.00% 2047[7]	8,805	9,319
Freddie Mac Pool #Q52157 3.50% 2047[7]	6,678	7,100
Freddie Mac Pool #ZS4784 3.50% 2048[7]	126	134
Freddie Mac Pool #ZS4785 4.00% 2048[7]	20,597	21,997
Freddie Mac Pool #SI2002 4.00% 2048[7]	5,486	5,889
Freddie Mac Pool #ZA6124 4.50% 2048[7]	1,286	1,385
Freddie Mac Pool #SD7509 3.00% 2049[7]	59,218	62,281
Freddie Mac Pool #QA4673 3.00% 2049[7]	46,840	49,566
Freddie Mac Pool #SD7507 3.00% 2049[7]	32,440	34,228
Freddie Mac Pool #QA5125 3.50% 2049[7]	32,510	34,922
Freddie Mac Pool #SD7508 3.50% 2049[7]	24,479	26,295
Freddie Mac Pool #RA1369 3.50% 2049[7]	6,434	6,866
Freddie Mac Pool #ZN4842 3.50% 2049[7]	2,328	2,482
Freddie Mac Pool #ZT1776 3.50% 2049[7]	395	418
Freddie Mac Pool #ZT1593 3.50% 2049[7]	157	166
Freddie Mac Pool #ZA7047 3.50% 2049[7]	73	77
Freddie Mac Pool #ZA7009 4.50% 2049[7]	1,386	1,492
Freddie Mac Pool #ZA6269 4.50% 2049[7]	234	252
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT1953 4.50% 2049[7]	$1	$1
Freddie Mac Pool #RA2020 3.00% 2050[7]	3,922	4,132
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	106	124
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	264	300
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[7]	6,570	6,709
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[7]	4,300	4,407
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[7]	9,240	9,548
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	229	215
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	212	203
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	17,996	19,028
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	3,559	3,777
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.247% 2027[3,7]	2,518	2,445
Government National Mortgage Assn. 4.50% 2049[7]	3,183	3,387
Government National Mortgage Assn. 3.50% 2050[7,9]	309,306	325,903
Government National Mortgage Assn. 4.00% 2050[7]	1,354	1,445
Government National Mortgage Assn. Pool #MA6090 3.50% 2049[7]	30,622	32,318
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[7]	274,992	292,170
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]	65,676	70,111
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[7]	9,766	10,430
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[7]	553	587
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]	29,729	31,748
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[7]	72,516	77,636
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	226	241
Uniform Mortgage-Backed Security 2.50% 2035[7,9]	68,740	71,331
Uniform Mortgage-Backed Security 3.00% 2050[7,9]	50,000	52,436
Uniform Mortgage-Backed Security 3.50% 2050[7,9]	3,760	3,978
Uniform Mortgage-Backed Security 4.00% 2050[7,9]	20,799	22,209
Uniform Mortgage-Backed Security 4.50% 2050[7,9]	47,716	51,362
		2,763,822
Collateralized mortgage-backed obligations (privately originated) 0.40%
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.547% 2029[2,3,7]	3,175	2,720
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,3,7]	1,329	1,309
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,3,7]	1,980	1,959
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[2,3,7]	1,950	1,925
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[2,3,7]	475	470
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[2,3,7]	243	239
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[2,3,7]	1,400	1,445
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[2,3,7]	500	518
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[2,3,7]	253	264
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[2,7]	952	935
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[2,7,10]	1,717	1,593
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[2,7]	4,774	4,910
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,7]	3,978	4,115
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[2,3,7]	6,068	6,348
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[2,3,7]	1,976	2,020
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[2,3,7]	1,885	1,879
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,3,7]	1,784	1,536
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[2,3,7]	4,213	4,310
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,3,7]	2,453	2,444
		40,939
American Funds Insurance Series — Bond Fund — Page 130 of 220

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.05%	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[7]	$250	$268
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[2,7]	430	428
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,3,7]	312	325
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	350	365
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.58% 2048[3,7]	204	179
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[3,7]	300	301
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	200	206
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.389% 2044[2,3,7]	530	539
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,7]	292	307
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	730	767
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[3,7]	208	181
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.11% 2048[3,7]	220	191
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[7]	350	323
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[7]	130	132
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]	250	261
		4,773
Total mortgage-backed obligations		2,809,534
U.S. Treasury bonds & notes 27.13% U.S. Treasury 21.44%
U.S. Treasury 8.75% 2020	38,500	39,736
U.S. Treasury 1.625% 2022	70,000	72,477
U.S. Treasury 2.625% 2023	70,000	76,021
U.S. Treasury 2.75% 2023[11]	173,600	186,710
U.S. Treasury 2.125% 2024	72,100	77,810
U.S. Treasury 2.125% 2024[11]	72,100	77,584
U.S. Treasury 1.125% 2025	26,769	27,777
U.S. Treasury 1.375% 2025	41,822	43,828
U.S. Treasury 2.875% 2025[11]	96,200	108,732
U.S. Treasury 2.875% 2025	72,100	81,078
U.S. Treasury 1.375% 2026[11]	150,000	158,236
U.S. Treasury 1.625% 2026	50,000	53,577
U.S. Treasury 1.75% 2026	80,800	87,378
U.S. Treasury 2.25% 2026	79,369	87,713
U.S. Treasury 2.375% 2026	67,586	75,284
U.S. Treasury 1.125% 2027	93,550	97,333
U.S. Treasury 2.25% 2027[11]	120,200	135,349
U.S. Treasury 2.25% 2027[11]	72,100	80,509
U.S. Treasury 6.125% 2027	24,000	34,014
U.S. Treasury 2.875% 2028	72,100	85,389
U.S. Treasury 2.25% 2049[11]	175,122	213,010
U.S. Treasury 2.375% 2049	34,168	42,667
U.S. Treasury 3.00% 2049[11]	175,000	244,034
		2,186,246
U.S. Treasury inflation-protected securities 5.69%
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	25,134	25,449
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	55,499	56,688
U.S. Treasury Inflation-Protected Security 0.375% 2027[11,12]	105,445	108,739
U.S. Treasury Inflation-Protected Security 0.50% 2028[11,12]	130,713	136,465
U.S. Treasury Inflation-Protected Security 1.00% 2048[12]	10,983	13,526
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 2049[11,12]	$160,882	$200,044
U.S. Treasury Inflation-Protected Security 0.25% 2050[11,12]	37,623	39,018
		579,929
Total U.S. Treasury bonds & notes		2,766,175
Bonds & notes of governments & government agencies outside the U.S. 3.03%
Dominican Republic 5.95% 2027[2]	8,100	7,727
Italy (Republic of) 0.95% 2023	€45,000	50,238
Italy (Republic of) 1.50% 2025	33,327	37,757
Japan, Series 20, 0.10% 2025[12]	¥11,486,250	106,771
Portuguese Republic 5.125% 2024	$24,775	27,942
Portuguese Republic 5.65% 2024	€20,000	26,754
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	$1,862	1,876
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]	1,020	1,044
Qatar (State of) 4.50% 2028[2]	5,100	5,601
Qatar (State of) 5.103% 2048[2]	3,400	4,140
Saudi Arabia (Kingdom of) 3.628% 2027[2]	5,000	5,083
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	11,664
United Mexican States 4.50% 2050	1,570	1,561
United Mexican States, Series M, 5.75% 2026	MXN527,500	21,033
		309,191
Municipals 2.36% Illinois 2.09%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$30,835	30,414
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	66
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	8,835
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	410	413
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,190	1,205
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	245	294
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	1,100	1,132
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	2,205	2,255
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	490	497
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	980	1,000
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,350	1,336
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	980	989
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,770	2,720
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	730	751
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	855	1,040
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	245	252
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	430	522
American Funds Insurance Series — Bond Fund — Page 132 of 220

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	$245	$296
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	251
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	490	591
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	490	589
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	280	285
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	1,090	1,326
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	730	885
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	490	316
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,875	1,870
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	665	656
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	27,757	28,010
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	106,678
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,825
G.O. Bonds, Series 2013-B, 4.11% 2022	750	782
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,249
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,538
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,558
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,400
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	3,942
		212,768
Florida 0.14%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	14,400	14,387
California 0.07%
G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,318
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,846
		7,164
Texas 0.04%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	3,973
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,517
Total municipals		240,809
Asset-backed obligations 2.33%
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[2,7]	7,689	6,844
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[7]	5,970	5,937
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[7]	463	462
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]	400	402
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[2,7]	2,635	2,630
American Funds Insurance Series — Bond Fund — Page 133 of 220

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[2,7]	$835	$829
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[2,7]	743	729
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[2,7]	1,125	1,095
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[2,7]	3,045	3,017
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[2,7]	7,411	6,911
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[7]	2,480	2,473
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	4,910	4,798
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	4,665	4,610
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]	4,020	3,885
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[2,7]	880	864
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[2,7]	1,915	1,854
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[2,7]	2,565	2,540
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[2,7]	4,250	3,532
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[2,7]	161	161
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[2,7]	5,323	5,285
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[2,7]	3,140	3,180
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[2,7]	5,000	4,893
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[2,7]	2,500	2,327
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[2,7]	4,145	4,006
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[2,7]	5,000	4,910
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[2,7]	6,000	5,122
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[2,7]	26,755	26,818
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,7]	17,675	17,772
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[2,7]	1,500	1,557
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[2,7]	7,582	7,088
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,7]	31,410	34,737
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[7]	2,625	2,533
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[7]	520	525
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[7]	360	360
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[2,7]	4,015	3,897
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[2,7]	8,484	7,583
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[2,7]	4,500	4,311
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 1.147% 2037[3,7]	1,330	65
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[2,7]	2,190	2,115
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[2,7]	1,355	1,271
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[7]	179	178
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[7]	2,489	2,488
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[7]	3,000	2,969
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]	3,110	3,077
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[2,7]	1,005	1,015
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[2,7]	6,000	6,128
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[2,7]	1,240	1,241
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[2,7]	1,500	1,496
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[2,7]	2,000	1,994
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[2,7]	2,414	2,417
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[2,7]	2,450	2,395
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[7]	541	528
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.514% 2026[2,3,7]	2,303	2,272
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[7]	16,000	15,445
		237,571
Federal agency bonds & notes 0.13%
Fannie Mae 2.125% 2026	11,910	12,727
Total bonds, notes & other debt instruments (cost: $9,456,973,000)		9,739,089
American Funds Insurance Series — Bond Fund — Page 134 of 220

unaudited
Common stocks 0.00% Energy 0.00%	Shares	Value (000)
Tribune Resources, LLC[10,13]	83,079	$135
Communication services 0.00%
Adelphia Recovery Trust, Series ACC-1[10,13,14]	2,409,545	1
Total common stocks (cost: $605,000)		136
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[10,13,14]	112,665	1
Tribune Resources, LLC, Class B, warrants, expire 2023[10,13,14]	87,629	1
Tribune Resources, LLC, Class C, warrants, expire 2023[10,13,14]	17,050	—[8]
Ultra Petroleum Corp., warrants, expire 2025[13]	8,750	—[8]
Total rights & warrants (cost: $18,000)		2
Short-term securities 7.55% Money market investments 7.55%
Capital Group Central Cash Fund 1.00%[15]	7,694,196	769,727
Total short-term securities (cost: $763,825,000)		769,727
Total investment securities 103.08% (cost: $10,221,421,000)		10,508,954
Other assets less liabilities (3.08)%		(314,089)
Net assets 100.00%		$10,194,865
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 3/31/2020[17] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	4,350	July 2020	$870,000	$958,665	$6,396
5 Year Euro-Bobl Futures	Short	1,530	June 2020	€(153,000)	(228,158)	1,129
5 Year U.S. Treasury Note Futures	Long	12,671	July 2020	$1,267,100	1,588,429	30,076
10 Year Euro-Bund Futures	Short	539	June 2020	€(53,900)	(102,551)	1,000
10 Year U.S. Treasury Note Futures	Long	5,413	June 2020	$541,300	750,715	8,195
10 Year Ultra U.S. Treasury Note Futures	Short	1,212	June 2020	(121,200)	(189,110)	(75)
30 Year Euro-Buxl Futures	Long	273	June 2020	€27,300	63,199	(2,114)
30 Year Ultra U.S. Treasury Bond Futures	Short	300	June 2020	$(30,000)	(66,562)	476
						$45,083
American Funds Insurance Series — Bond Fund — Page 135 of 220

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD13,180	JPY1,445,000	JPMorgan Chase	4/3/2020	$(260)
KRW37,816,057	USD31,920	JPMorgan Chase	4/6/2020	(850)
JPY17,896,000	USD170,238	UBS AG	4/13/2020	(3,707)
USD51,285	EUR46,000	Standard Chartered Bank	4/16/2020	521
KRW97,152,000	USD79,827	Standard Chartered Bank	4/17/2020	23
USD31,042	MXN755,000	HSBC Bank	4/27/2020	(651)
USD117,972	EUR109,250	Goldman Sachs	4/27/2020	(2,652)
USD96,554	JPY10,730,000	JPMorgan Chase	4/28/2020	(3,387)
				$(10,963)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2020 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(2,149)	$—	$(2,149)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,187)	—	(2,187)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,329)	—	(2,329)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(20,470)	—	(20,470)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,563)	—	(1,563)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(868)	—	(868)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(2,045)	—	(2,045)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	2,339	—	2,339
					$—	$(29,272)
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,192,741,000, which represented 11.70% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $81,000, which represented less than .01% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,731,000, which represented .02% of the net assets of the fund.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,445,000, which represented .46% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Security did not produce income during the last 12 months.
[14]	Value determined using significant unobservable inputs.
[15]	Rate represents the seven-day yield at 3/31/2020.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Bond Fund — Page 136 of 220

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Key to abbreviations and symbols
Auth. = Authority	JPY/¥ = Japanese yen
CLO = Collateralized Loan Obligations	KRW = South Korean won
Dev. = Development	LIBOR = London Interbank Offered Rate
Econ. = Economic	MXN = Mexican pesos
EUR/€ = Euros	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
ICE = Intercontinental Exchange, Inc.
American Funds Insurance Series — Bond Fund — Page 137 of 220

Global Bond Fund
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 96.84% Euros 20.20%	Principal amount (000)	Value (000)
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$4,971
Altria Group, Inc. 1.00% 2023	1,020	1,106
Altria Group, Inc. 1.70% 2025	1,600	1,734
Altria Group, Inc. 2.20% 2027	2,900	3,109
Barclays Bank PLC 6.00% 2021	1,000	1,129
Barclays Bank PLC 6.625% 2022	1,070	1,233
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	1,500	1,614
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	2,400	2,329
China (People’s Republic of) 0.125% 2026	1,400	1,519
Comcast Corp. 0.25% 2027	1,250	1,291
Cote d’Ivoire (Republic of) 5.25% 2030	900	856
Cote d’Ivoire (Republic of) 5.875% 2031	840	796
Croatia (Republic of) 1.125% 2029	495	501
Croatia (Republic of) 2.75% 2030	905	1,054
Deutsche Telekom International Finance BV 7.50% 2033	200	358
Dow Chemical Co. 0.50% 2027	1,110	1,128
Dow Chemical Co. 1.125% 2032	1,010	940
Egypt (Arab Republic of) 5.625% 2030	745	631
European Financial Stability Facility 0.40% 2025	6,000	6,810
French Republic O.A.T. 0% 2029	10,350	11,428
Germany (Federal Republic of) 0.10% 2026[2]	3,778	4,414
Germany (Federal Republic of) 0.50% 2030[2]	4,014	5,104
Germany (Federal Republic of) 1.25% 2048	6,830	10,199
Greece (Hellenic Republic of) 3.45% 2024	15,680	18,730
Greece (Hellenic Republic of) 3.375% 2025	9,705	11,679
Greece (Hellenic Republic of) 3.75% 2028	9,564	12,204
Greece (Hellenic Republic of) 3.875% 2029	30,014	39,172
Greece (Hellenic Republic of) 3.90% 2033	2,575	3,553
Greece (Hellenic Republic of) 1.875% 2035	2,550	2,900
Groupe BPCE SA 4.625% 2023	1,200	1,416
Groupe BPCE SA 1.00% 2025	2,900	3,048
Honeywell International Inc. 0.75% 2032	370	373
Intesa Sanpaolo SpA 6.625% 2023	510	598
Israel (State of) 1.50% 2027	775	889
Israel (State of) 1.50% 2029	725	839
Italy (Republic of) 0.10% 2023[2]	25,768	27,865
Italy (Republic of) 1.75% 2024	9,680	11,091
Italy (Republic of) 2.80% 2028	29,938	36,812
Italy (Republic of) 3.00% 2029	8,140	10,188
Italy (Republic of) 1.35% 2030	42,957	46,696
Italy (Republic of) 1.45% 2036	3,130	3,228
Italy (Republic of) 3.85% 2049	1,880	2,695
Lloyds Banking Group PLC 1.75% 2028[1]	2,400	2,478
Morocco (Kingdom of) 3.50% 2024	1,400	1,628
Morocco (Kingdom of) 1.50% 2031	4,100	4,002
Morocco (Kingdom of) 1.50% 2031	1,700	1,659
American Funds Insurance Series — Global Bond Fund — Page 138 of 220

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Philippines (Republic of) 0.70% 2029	€940	$915
Portuguese Republic 0.475% 2030	1,610	1,708
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	2,400	2,620
Romania 2.00% 2032	2,665	2,646
Romania 3.50% 2034	835	935
Romania 3.875% 2035	2,810	3,227
Romania 3.375% 2038	4,170	4,418
Romania 4.125% 2039	1,550	1,718
Romania 4.625% 2049	12,905	15,116
Romania 4.625% 2049	80	94
Russian Federation 2.875% 2025	3,000	3,491
Russian Federation 2.875% 2025	1,500	1,745
Serbia (Republic of) 1.50% 2029	9,729	9,855
Spain (Kingdom of) 0.80% 2027	2,280	2,565
Spain (Kingdom of) 1.45% 2029	6,910	8,197
Spain (Kingdom of) 2.70% 2048	850	1,197
State Grid Europe Development (2014) PLC 1.50% 2022	194	217
State Grid Overseas Investment Ltd. 1.25% 2022	765	853
State Grid Overseas Investment Ltd. 1.375% 2025	441	495
State Grid Overseas Investment Ltd. 2.125% 2030	200	239
Stryker Corp. 0.25% 2024	480	511
Stryker Corp. 0.75% 2029	980	1,010
Stryker Corp. 1.00% 2031	450	452
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	2,275	2,638
Tunisia (Republic of) 6.75% 2023	1,250	1,260
Tunisia (Republic of) 6.375% 2026	3,800	3,436
Ukraine 6.75% 2026	3,119	3,069
Ukraine 6.75% 2026	1,225	1,205
Ukraine 4.375% 2030	2,705	2,402
UniCredit SpA 5.75% 2025[1]	900	990
		387,221
Japanese yen 11.17%
Export-Import Bank of India 0.59% 2022	¥400,000	3,707
Goldman Sachs Group, Inc. 1.00% 2021[3]	28,000	263
Goldman Sachs Group, Inc. 2.80% 2022[3]	100,000	972
Indonesia (Republic of) 0.67% 2021	200,000	1,856
Indonesia (Republic of) 0.54% 2022	100,000	922
Japan, Series 19, 0.10% 2024[2]	2,440,607	22,653
Japan, Series 18, 0.10% 2024[2]	1,465,695	13,604
Japan, Series 20, 0.10% 2025[2]	684,070	6,359
Japan, Series 21, 0.10% 2026[2]	994,110	9,250
Japan, Series 346, 0.10% 2027	1,040,000	9,825
Japan, Series 23, 0.10% 2028[2]	2,003,045	18,657
Japan, Series 356, 0.10% 2029	3,820,000	35,890
Japan, Series 24, 0.10% 2029[2]	1,616,427	15,048
Japan, Series 116, 2.20% 2030	1,397,300	15,804
Japan, Series 145, 1.70% 2033	2,210,000	24,531
Japan, Series 21, 2.30% 2035	720,000	8,767
Japan, Series 42, 1.70% 2044	641,900	7,806
Japan, Series 59, 0.70% 2048	382,500	3,836
Japan, Series 12, 0.50% 2059	138,850	1,323
KT Corp. 0.30% 2020	600,000	5,577
KT Corp. 0.31% 2020	100,000	930
American Funds Insurance Series — Global Bond Fund — Page 139 of 220

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
United Mexican States 0.70% 2021	¥600,000	$5,594
United Mexican States 0.62% 2022	100,000	927
		214,101
Chinese yuan renminbi 4.82%
China (People’s Republic of), Series 1916, 3.12% 2026	CNY50,200	7,319
China (People’s Republic of), Series 1906, 3.29% 2029	73,800	10,944
China (People’s Republic of), Series 1910, 3.86% 2049	267,980	42,066
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,138
China Development Bank Corp., Series 1805, 4.04% 2028	51,800	7,764
China Development Bank Corp., Series 1905, 3.48% 2029	147,200	21,284
		92,515
Danish kroner 2.57%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]	DKr35,114	5,293
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	11,251	1,701
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	102,000	14,411
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	113,467	17,059
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	4,352	667
Nykredit Realkredit AS, Series 01E, 0.50% 2050[4]	74,250	10,179
		49,310
British pounds 2.51%
France Télécom 5.375% 2050	£300	548
Lloyds Banking Group PLC 7.625% 2025	655	951
United Kingdom 2.75% 2024	1,210	1,675
United Kingdom 1.25% 2027	570	763
United Kingdom 4.25% 2027	2,800	4,548
United Kingdom 4.75% 2030	7,430	13,486
United Kingdom 4.25% 2032	3,699	6,626
United Kingdom 3.25% 2044	4,440	8,391
United Kingdom 3.50% 2045	890	1,767
United Kingdom 1.50% 2047	6,490	9,415
		48,170
Canadian dollars 2.16%
Canada 1.00% 2022	C$1,050	755
Canada 2.25% 2025	15,900	12,240
Canada 2.25% 2029	31,105	25,126
Canada 2.75% 2048	3,500	3,336
		41,457
Malaysian ringgits 1.80%
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR53,900	12,730
Malaysia (Federation of), Series 0217, 4.059% 2024	2,000	483
Malaysia (Federation of), Series 0114, 4.181% 2024	2,000	484
Malaysia (Federation of), Series 0310, 4.498% 2030	8,420	2,065
Malaysia (Federation of), Series 0418, 4.893% 2038	61,226	15,815
Malaysia (Federation of), Series 0219, 4.467% 2039	9,000	2,132
Malaysia (Federation of), Series 0518, 4.921% 2048	3,000	780
		34,489
American Funds Insurance Series — Global Bond Fund — Page 140 of 220

unaudited
Bonds, notes & other debt instruments (continued) Mexican pesos 1.31%	Principal amount (000)	Value (000)
Petróleos Mexicanos 7.19% 2024	MXN7,073	$239
Petróleos Mexicanos 7.47% 2026	91,927	2,946
United Mexican States, Series M20, 10.00% 2024	26,000	1,239
United Mexican States, Series M, 7.50% 2027	291,520	12,502
United Mexican States, Series M20, 8.50% 2029	140,400	6,393
United Mexican States, Series M30, 8.50% 2038	21,100	941
United Mexican States, Series M, 8.00% 2047	19,000	801
		25,061
Israeli shekels 1.17%
Israel (State of) 2.00% 2027	ILS42,900	13,028
Israel (State of) 5.50% 2042	20,200	9,367
		22,395
Russian rubles 1.06%
Russian Federation 7.00% 2023	RUB430,300	5,576
Russian Federation 6.90% 2029	248,750	3,231
Russian Federation 7.65% 2030	342,000	4,666
Russian Federation 8.50% 2031	82,440	1,201
Russian Federation 7.70% 2033	295,840	4,084
Russian Federation 7.25% 2034	121,920	1,623
		20,381
Brazilian reais 1.04%
Brazil (Federative Republic of) 0% 2020	BRL91,700	17,510
Brazil (Federative Republic of) 0% 2021	13,000	2,395
		19,905
South African rand 1.03%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR228,350	7,606
South Africa (Republic of), Series R-2044, 8.75% 2044	120,925	5,120
South Africa (Republic of), Series R-2048, 8.75% 2048	167,350	7,027
		19,753
Indian rupees 0.68%
India (Republic of) 8.83% 2023	INR469,900	6,860
India (Republic of) 8.24% 2027	180,600	2,616
National Highways Authority of India 7.17% 2021	220,000	2,965
National Highways Authority of India 7.27% 2022	50,000	670
		13,111
Norwegian kroner 0.47%
Norway (Kingdom of) 3.75% 2021	NKr66,371	6,638
Norway (Kingdom of) 1.375% 2030	23,130	2,335
		8,973
Thai baht 0.43%
Thailand (Kingdom of) 2.125% 2026	THB257,750	8,300
South Korean won 0.40%
South Korea (Republic of), Series 2712, 2.375% 2027	KRW8,658,930	7,583
American Funds Insurance Series — Global Bond Fund — Page 141 of 220

unaudited
Bonds, notes & other debt instruments (continued) Polish zloty 0.33%	Principal amount (000)	Value (000)
Poland (Republic of), Series 0922, 5.75% 2022	PLN18,500	$4,997
Poland (Republic of), Series 1029, 2.75% 2029	4,900	1,299
		6,296
Ukrainian hryvnia 0.29%
Ukraine 16.06% 2022	UAH86,536	2,903
Ukraine 17.00% 2022	60,180	2,057
Ukraine 17.25% 2022	19,484	674
		5,634
Indonesian rupiah 0.19%
Indonesia (Republic of), Series 78, 8.25% 2029	IDR30,605,000	1,909
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	1,668
		3,577
Argentine pesos 0.11%
Argentine Republic 2.50% 2021[2]	ARS167,589	1,222
Argentine Republic 1.40% 2023	117,737	685
Argentine Republic 4.00% 2023[2]	18,329	147
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 43.668% 2028[5]	13,568	123
		2,177
Uruguayan pesos 0.09%
Uruguay (Oriental Republic of) 8.50% 2028	UYU95,641	1,785
Dominican pesos 0.08%
Dominican Republic 9.75% 2026	DOP90,700	1,522
Colombian pesos 0.06%
Colombia (Republic of), Series B, 6.00% 2028	COP4,733,900	1,088
U.S. dollars 42.87%
Abbott Laboratories 3.40% 2023	$137	144
Abbott Laboratories 3.75% 2026	793	887
AbbVie Inc. 2.50% 2020	3,155	3,155
AbbVie Inc. 2.90% 2022	1,170	1,185
AbbVie Inc. 3.20% 2022	200	205
AbbVie Inc. 3.20% 2026	2,007	2,084
AbbVie Inc. 4.50% 2035	410	473
ACE INA Holdings Inc. 2.30% 2020	180	180
ACE INA Holdings Inc. 2.875% 2022	195	198
ACE INA Holdings Inc. 3.35% 2026	195	207
ACE INA Holdings Inc. 4.35% 2045	425	517
Adobe Inc. 2.15% 2027	1,062	1,077
ADT Corp. 3.50% 2022	595	585
Advisor Group Holdings, LLC 6.25% 2028[3]	120	102
AES Corp. 5.50% 2025	250	247
Aetna Inc. 2.80% 2023	340	343
AG Merger Sub II, Inc. 10.75% 2027[3]	264	232
Albertsons Cos. LLC 5.75% 2025	65	65
Albertsons Cos. LLC 4.625% 2027[3]	285	285
Allergan PLC 4.75% 2045	130	141
American Funds Insurance Series — Global Bond Fund — Page 142 of 220

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Allison Transmission Holdings, Inc. 5.00% 2024[3]	$455	$445
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.027% 2025[5,6]	650	503
Altice NV 7.50% 2026[3]	50	49
Altria Group, Inc. 4.50% 2043	191	182
Altria Group, Inc. 5.95% 2049	131	153
Amazon.com, Inc. 2.80% 2024	2,920	3,104
Amazon.com, Inc. 3.15% 2027	980	1,076
AMC Networks Inc. 4.75% 2025	125	122
American Campus Communities, Inc. 3.75% 2023	1,810	1,827
American Campus Communities, Inc. 4.125% 2024	1,195	1,243
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[3]	355	242
Amgen Inc. 1.90% 2025	580	586
Amgen Inc. 2.20% 2027	445	445
Anheuser-Busch InBev NV 4.15% 2025	2,230	2,410
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,111
Anheuser-Busch InBev NV 4.75% 2029	2,535	2,793
Apple Inc. 2.50% 2022	1,200	1,234
Apple Inc. 3.35% 2027	1,075	1,175
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.45% 2025[5,6]	80	74
Argentine Republic 6.875% 2021	3,575	1,046
Argentine Republic 7.50% 2026	2,200	622
Argentine Republic 6.875% 2048	1,695	447
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[5,6]	210	186
Associated Materials, LLC 9.00% 2024[3]	1,069	866
AstraZeneca PLC 3.50% 2023	2,700	2,836
AT&T Inc. 4.250% 2027	3,775	4,044
Autoridad del Canal de Panama 4.95% 2035[3]	1,000	1,155
Avis Budget Group, Inc. 5.50% 2023	220	189
Avis Budget Group, Inc. 5.25% 2025[3]	125	99
B&G Foods, Inc. 5.25% 2025	250	245
Bank of America Corp. 2.625% 2020	1,550	1,553
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	1,400	1,453
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	1,830	1,763
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	6,420	7,308
Bausch Health Cos. Inc. 5.00% 2028[3]	115	110
Bayer AG 3.375% 2024[3]	840	864
Bayer US Finance II LLC 3.875% 2023[3]	900	923
Bayer US Finance II LLC 4.25% 2025[3]	203	211
Bayerische Motoren Werke AG 2.95% 2022[3]	3,675	3,616
Becton, Dickinson and Co. 3.70% 2027	933	950
Berkshire Hathaway Energy Co. 3.70% 2030[3]	725	771
Berkshire Hathaway Energy Co. 4.25% 2050[3]	300	344
Brandywine Operating Partnership, LP 3.95% 2023	190	197
Braskem SA 4.50% 2030[3]	745	583
Bristol-Myers Squibb Co. 2.90% 2024[3]	2,756	2,927
British American Tobacco International Finance PLC 3.50% 2022[3]	385	384
British American Tobacco PLC 2.789% 2024	1,150	1,134
British American Tobacco PLC 3.215% 2026	955	910
British American Tobacco PLC 3.557% 2027	1,545	1,458
British American Tobacco PLC 3.462% 2029	1,150	1,071
British American Tobacco PLC 4.39% 2037	3,230	3,005
British American Tobacco PLC 4.758% 2049	894	847
Brookfield Property REIT Inc. 5.75% 2026[3]	650	531
Cablevision Systems Corp. 6.75% 2021	950	985
Carrier Global Corp. 2.242% 2025[3]	530	519
American Funds Insurance Series — Global Bond Fund — Page 143 of 220

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.493% 2027[3]	$438	$420
Carrizo Oil & Gas Inc. 6.25% 2023	190	47
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[1]	2,680	2,546
CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)[1]	510	495
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[3]	450	457
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	475	483
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,671
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[3]	275	271
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	275	276
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[3]	165	162
Centene Corp. 4.75% 2022	540	546
Centene Corp. 4.75% 2025	350	357
Centene Corp. 4.625% 2029[3]	505	510
Centene Corp. 3.375% 2030[3]	95	89
CenturyLink, Inc. 6.75% 2023	800	855
CenturyLink, Inc. 7.50% 2024	250	275
CenturyLink, Inc. 5.125% 2026[3]	225	226
CenturyLink, Inc. 4.00% 2027[3]	75	72
CenturyLink, Inc., Series T, 5.80% 2022	325	330
Chemours Co. 6.625% 2023	440	374
Chesapeake Energy Corp. 4.875% 2022	915	101
Chesapeake Energy Corp. 5.75% 2023	460	49
Chesapeake Energy Corp. 11.50% 2025[3]	136	23
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.878% 2024[5,6]	205	83
Chile (Republic of) 3.24% 2028	200	212
Cigna Corp. 3.40% 2021	750	762
Cigna Corp. 4.125% 2025	830	890
Citigroup Inc. 2.35% 2021	1,500	1,500
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	425	422
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[1]	1,600	1,764
Cleveland-Cliffs Inc. 4.875% 2024[3]	950	878
Cleveland-Cliffs Inc. 5.75% 2025	672	524
Cleveland-Cliffs Inc. 6.75% 2026[3]	215	191
Cleveland-Cliffs Inc. 5.875% 2027[3]	1,100	665
CMS Energy Corp. 5.05% 2022	392	405
CMS Energy Corp. 3.875% 2024	100	102
CMS Energy Corp. 3.00% 2026	1,200	1,178
Colombia (Republic of) 3.875% 2027	350	349
Colombia (Republic of) 4.50% 2029	1,165	1,204
Colombia (Republic of) 5.20% 2049	2,420	2,559
Columbia Pipeline Partners LP 3.30% 2020	85	85
Comcast Corp. 3.95% 2025	2,610	2,879
CommScope Finance LLC 6.00% 2026[3]	250	251
Communications Sales & Leasing, Inc. 6.00% 2023[3]	200	183
Compass Diversified Holdings 8.00% 2026[3]	440	426
Comstock Resources, Inc. 9.75% 2026	312	224
Conagra Brands, Inc. 4.30% 2024	2,380	2,476
CONSOL Energy Inc. 5.875% 2022	1,949	1,798
Constellation Oil Services Holding SA 10.00% 2024[3,7]	2,499	1,000
Consumers Energy Co. 3.375% 2023	345	360
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	7	7
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	23	23
Convey Park Energy LLC 7.50% 2025[3]	125	89
Costa Rica (Republic of) 6.125% 2031[3]	640	544
Crédit Agricole SA 4.375% 2025[3]	1,100	1,101
American Funds Insurance Series — Global Bond Fund — Page 144 of 220

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CSX Corp. 3.80% 2050	$75	$79
CVR Partners, LP 9.25% 2023[3]	200	162
CVS Health Corp. 2.80% 2020	430	430
CVS Health Corp. 3.35% 2021	277	279
CVS Health Corp. 3.50% 2022	430	442
CVS Health Corp. 3.70% 2023	710	740
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	2,100	2,026
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	2,275	2,252
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	6,425	6,249
Danske Bank AS 2.70% 2022[3]	1,400	1,339
DaVita HealthCare Partners Inc. 5.00% 2025	230	231
DCP Midstream Operating LP 4.95% 2022	365	302
Deutsche Telekom International Finance BV 1.95% 2021[3]	575	568
Deutsche Telekom International Finance BV 2.82% 2022[3]	1,675	1,664
Deutsche Telekom International Finance BV 4.375% 2028[3]	890	975
Deutsche Telekom International Finance BV 9.25% 2032	930	1,396
Diamond Offshore Drilling, Inc. 4.875% 2043	675	98
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.813% 2023[5,6,8]	110	95
Diebold, Inc. 8.50% 2024	150	99
Dominican Republic 7.50% 2021[3]	1,333	1,337
Dominican Republic 5.50% 2025[3]	1,375	1,332
Dominican Republic 5.95% 2027	624	595
Dominican Republic 8.625% 2027[3]	225	238
Dominican Republic 4.50% 2030[3]	1,400	1,224
Dominican Republic 6.40% 2049[3]	1,613	1,436
Dominican Republic 5.875% 2060[3]	1,075	916
DP World Crescent 4.848% 2028[3]	550	502
Duke Energy Corp. 3.75% 2024	550	571
Duke Energy Corp. 2.65% 2026	2,695	2,681
Duke Energy Progress, LLC 3.70% 2028	1,225	1,314
Dun & Bradstreet Corp. 6.875% 2026[3]	205	214
Edison International 5.75% 2027	370	385
Edison International 4.125% 2028	2,390	2,293
Egypt (Arab Republic of) 5.75% 2020	1,800	1,798
Egypt (Arab Republic of) 7.50% 2027[3]	2,200	2,009
Electricité de France SA 4.875% 2038[3]	795	917
Embarq Corp. 7.995% 2036	330	328
EMD Finance LLC 2.95% 2022[3]	225	228
EMD Finance LLC 3.25% 2025[3]	2,950	3,111
Empresas Publicas de Medellin E.S.P. 4.25% 2029[3]	1,030	887
Enbridge Inc. 4.00% 2023	600	572
Enbridge Inc. 4.25% 2026	655	669
Enbridge Inc. 3.70% 2027	754	749
Encompass Health Corp. 4.50% 2028	86	85
Endo International PLC 5.75% 2022[3]	1,155	860
Endo International PLC 6.00% 2025[1,3]	1,400	964
Enel Finance International SA 2.75% 2023[3]	5,000	4,722
Enel Finance International SA 3.625% 2027[3]	2,375	2,417
Enel Finance International SA 3.50% 2028[3]	1,800	1,812
Energy Transfer Partners, LP 4.20% 2027	110	89
Energy Transfer Partners, LP 6.00% 2048	70	59
Energy Transfer Partners, LP 6.25% 2049	910	773
Enersis Américas SA 4.00% 2026	650	613
Engie Energia Chile SA 3.40% 2030[3]	1,097	943
Essex Portfolio LP 3.50% 2025	2,835	2,850
American Funds Insurance Series — Global Bond Fund — Page 145 of 220

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.375% 2026	$885	$895
Ethiopia (Federal Democratic Republic of) 6.625% 2024	800	723
Euramax International, Inc. 12.00% 2020[3]	650	465
European Investment Bank 2.25% 2022	700	723
Exelon Corp. 3.40% 2026	1,465	1,423
Exelon Corp. 4.70% 2050	50	52
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	509
Extraction Oil & Gas, Inc. 5.625% 2026[3]	425	74
Exxon Mobil Corp. 2.222% 2021	570	577
Exxon Mobil Corp. 2.992% 2025	2,480	2,615
Exxon Mobil Corp. 3.482% 2030	4,170	4,627
Fannie Mae Pool #MA2754 3.00% 2026[4]	208	217
Fannie Mae Pool #AB4281 3.00% 2027[4]	31	32
Fannie Mae Pool #MA3657 3.00% 2034[4]	55	58
Fannie Mae Pool #AP7888 3.50% 2042[4]	601	646
Fannie Mae Pool #AO4151 3.50% 2042[4]	284	305
Fannie Mae Pool #AQ0770 3.50% 2042[4]	201	216
Fannie Mae Pool #MA3467 4.00% 2048[4]	5,685	6,071
Fannie Mae Pool #FM1437 4.00% 2048[4]	3,372	3,603
Fannie Mae Pool #MA3495 4.00% 2048[4]	2,034	2,178
Fannie Mae Pool #MA3521 4.00% 2048[4]	901	963
Fannie Mae Pool #BJ9252 4.00% 2048[4]	784	838
Fannie Mae Pool #BK4764 4.00% 2048[4]	671	719
Fannie Mae Pool #MA3443 4.00% 2048[4]	532	569
Fannie Mae Pool #BK7608 4.00% 2048[4]	319	340
Fannie Mae Pool #BK0915 4.00% 2048[4]	255	272
Fannie Mae Pool #BK0920 4.00% 2048[4]	70	75
Fannie Mae Pool #CA5166 3.50% 2049[4]	1,279	1,353
Fannie Mae Pool #FM1028 3.50% 2049[4]	870	921
Fannie Mae Pool #BN6595 3.50% 2049[4]	500	529
Fannie Mae Pool #BO2078 3.50% 2049[4]	33	35
Fannie Mae Pool #MA3637 3.50% 2049[4]	29	31
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,421	1,455
First Quantum Minerals Ltd. 7.25% 2023[3]	875	755
First Quantum Minerals Ltd. 7.50% 2025[3]	1,875	1,572
First Quantum Minerals Ltd. 6.875% 2026[3]	325	263
FirstEnergy Corp. 3.90% 2027	1,800	1,823
FirstEnergy Corp. 4.85% 2047	380	427
France Télécom 9.00% 2031[1]	2,434	3,701
Freddie Mac 3.50% 2048[4]	589	625
Freddie Mac Pool #ZS8588 3.00% 2030[4]	119	125
Freddie Mac Pool #SB8027 3.00% 2035[4]	433	455
Freddie Mac Pool #SI2002 4.00% 2048[4]	5,151	5,530
Freddie Mac Pool #ZS4785 4.00% 2048[4]	2,633	2,812
Freddie Mac Pool #ZT1709 3.50% 2049[4]	517	547
Freddie Mac Pool #ZA7047 3.50% 2049[4]	32	34
Freddie Mac Pool #2B7343 3.764% 2049[4,5]	4,399	4,569
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	9	8
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	38	36
Freeport-McMoRan Inc. 3.55% 2022	170	164
Freeport-McMoRan Inc. 3.875% 2023	25	24
Freeport-McMoRan Inc. 4.25% 2030	225	196
Frontier Communications Corp. 11.00% 2025[9]	3,165	847
Frontier Communications Corp. 8.00% 2027[3]	225	223
FS Energy and Power Fund 7.50% 2023[3]	325	292
American Funds Insurance Series — Global Bond Fund — Page 146 of 220

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
FXI Holdings, Inc. 7.875% 2024[3]	$250	$171
FXI Holdings, Inc. 12.25% 2026[3]	470	369
General Mills, Inc. 3.20% 2021	455	459
Genesis Energy, LP 6.50% 2025	150	110
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[3]	100	103
Gogo Inc. 9.875% 2024[3]	2,090	1,664
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,207
Goldman Sachs Group, Inc. 3.20% 2023	2,152	2,199
Goldman Sachs Group, Inc. 3.50% 2025	5,190	5,331
Goldman Sachs Group, Inc. 3.80% 2030	1,690	1,766
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,165
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,735
Groupe BPCE SA 5.70% 2023[3]	1,800	1,853
H.I.G. Capital, LLC 6.75% 2024[3]	143	120
Halliburton Co. 3.80% 2025	54	48
Hanesbrands Inc. 4.625% 2024[3]	85	85
Hanesbrands Inc. 4.875% 2026[3]	350	346
Hardwoods Acquisition Inc. 7.50% 2021[3]	228	82
HCA Inc. 5.875% 2023	250	263
HCA Inc. 5.375% 2025	55	56
HealthSouth Corp. 5.75% 2025	745	722
Hess Midstream Partners LP 5.125% 2028[3]	140	99
Hexion Inc. 7.875% 2027[3]	220	189
Holcim Ltd. 5.15% 2023[3]	1,290	1,442
Honduras (Republic of) 8.75% 2020	1,555	1,553
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	427
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	296
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,370
HSBC Holdings PLC 4.95% 2030	950	1,049
Humana Inc. 3.85% 2024	1,000	1,019
Hyundai Capital America 2.55% 2020[3]	2,580	2,580
Hyundai Capital America 3.25% 2022[3]	250	245
Hyundai Capital Services Inc. 2.625% 2020[3]	500	501
Hyundai Capital Services Inc. 3.75% 2023[3]	2,450	2,523
Icahn Enterprises Finance Corp. 6.25% 2022	575	580
Icahn Enterprises Finance Corp. 4.75% 2024	390	359
Icahn Enterprises Finance Corp. 5.25% 2027	225	210
iHeartCommunications, Inc. 5.25% 2027[3]	275	241
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,000	2,009
Indonesia (Republic of) 3.75% 2022	1,110	1,122
Indonesia (Republic of) 4.75% 2026	3,500	3,713
Infor (US), Inc. 6.50% 2022	25	24
Intelsat Jackson Holding Co. 8.50% 2024[3]	800	509
International Paper Co. 7.30% 2039	600	773
Intesa Sanpaolo SpA 5.017% 2024[3]	3,270	3,343
Iraq (Republic of) 6.752% 2023[3]	545	444
Israel (State of) 2.50% 2030	3,850	3,885
Israel (State of) 2.75% 2030	1,135	1,135
Israel (State of) 3.375% 2050	1,470	1,433
Israel (State of) 3.875% 2050	1,265	1,265
Jaguar Holding Co. 6.375% 2023[3]	375	384
Jonah Energy LLC 7.25% 2025[3]	200	10
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	1,035	918
JPMorgan Chase & Co. 2.55% 2021	6,039	6,055
JPMorgan Chase & Co. 3.25% 2022	1,000	1,032
American Funds Insurance Series — Global Bond Fund — Page 147 of 220

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	$4,930	$5,727
Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,015
Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,357
Kimberly-Clark Corp. 3.10% 2030	110	118
Kraft Heinz Co. 3.95% 2025	235	231
Kraft Heinz Co. 4.375% 2046	825	748
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 2024[5,6]	650	613
Kuwait (State of) 2.75% 2022[3]	3,550	3,577
Ladder Capital Corp. 4.25% 2027[3]	290	231
Liberty Global PLC 5.50% 2028[3]	250	236
Ligado Networks, Term Loan, (3-month USD-LIBOR + 10.75%) 11.03% 2020 (100% PIK)[5,6,7]	616	309
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	2,000	2,152
Lima Metro Line 2 Finance Ltd. 5.875% 2034	746	802
Lima Metro Line 2 Finance Ltd. 4.35% 2036[3]	630	600
Lockheed Martin Corp. 2.50% 2020	205	205
LPL Financial Holdings Inc. 4.625% 2027[3]	195	180
LSB Industries, Inc. 9.625% 2023[3]	520	436
LSC Communications, Inc. 8.75% 2023[3]	480	55
Mallinckrodt PLC 4.875% 2020[3]	2,110	1,518
Mallinckrodt PLC 5.75% 2022[3]	195	99
Mattel, Inc. 6.75% 2025[3]	350	359
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.691% 2024[5,6]	387	364
McDermott International, Inc. 10.625% 2024[3,9]	395	19
McDonald’s Corp. 3.35% 2023	1,420	1,469
MDC Partners Inc. 6.50% 2024[3]	370	280
Medtronic, Inc. 3.50% 2025	1,558	1,681
Mexico City Airport Trust 5.50% 2047	432	369
MGM Resorts International 7.75% 2022	200	199
Microsoft Corp. 2.40% 2026	2,688	2,849
Molina Healthcare, Inc. 5.375% 2022	1,200	1,194
Molina Healthcare, Inc. 4.875% 2025[3]	482	474
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[1]	1,510	1,483
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[1]	1,370	1,429
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[1]	1,070	1,518
Morocco (Kingdom of) 5.50% 2042	3,100	3,306
Murphy Oil Corp. 5.875% 2027	56	29
Navient Corp. 5.50% 2023	2,170	2,056
Navient Corp. 6.125% 2024	175	165
NCL Corp. Ltd. 3.625% 2024[3]	345	223
NGL Energy Partners LP 7.50% 2023	175	62
NGL Energy Partners LP 6.125% 2025	670	234
Niagara Mohawk Power Corp. 3.508% 2024[3]	180	189
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[3]	225	210
NIKE, Inc. 3.375% 2050	602	662
Noble Corp. PLC 7.95% 2025[1]	150	18
Noble Corp. PLC 8.95% 2045[1]	325	29
Noble Energy, Inc. 4.95% 2047	1,050	638
Noble Energy, Inc. 4.20% 2049	240	131
Nova Chemicals Corp. 5.25% 2027[3]	300	254
Novartis Capital Corp. 1.75% 2025	460	466
Novartis Capital Corp. 2.00% 2027	501	507
Novartis Capital Corp. 2.20% 2030	1,060	1,081
NuStar Logistics, LP 4.80% 2020	15	13
NuStar Logistics, LP 6.75% 2021[3]	25	20
Oasis Petroleum Inc. 6.875% 2022	555	114
American Funds Insurance Series — Global Bond Fund — Page 148 of 220

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 2.90% 2024	$153	$84
Occidental Petroleum Corp. 4.40% 2049	1,100	477
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[3,7]	13	1
Oracle Corp. 2.65% 2026	2,327	2,392
Oracle Corp. 3.25% 2027	1,880	1,942
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[3,4,5]	663	670
Owens & Minor, Inc. 3.875% 2021	800	769
Owens & Minor, Inc. 4.375% 2024	300	243
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 2025[5,6]	355	245
Owl Rock Capital Corp. 4.625% 2024[3]	225	210
Owl Rock Capital Corp. 3.75% 2025	280	233
Pacific Gas and Electric Co. 2.95% 2026[9]	590	562
Pacific Gas and Electric Co. 3.30% 2027[9]	659	634
Pacific Gas and Electric Co. 4.65% 2028[3,9]	542	568
Pacific Gas and Electric Co. 6.35% 2038[9]	1,566	1,606
Pakistan (Islamic Republic of) 5.50% 2021[3]	3,535	3,391
Pakistan (Islamic Republic of) 8.25% 2024	2,240	1,993
Panama (Republic of) 3.75% 2026[3]	1,440	1,450
Panama (Republic of) 3.16% 2030	3,730	3,747
Panama (Republic of) 4.50% 2050	1,230	1,364
Panama (Republic of) 4.50% 2056	1,465	1,601
Panther BF Aggregator 2, LP 6.25% 2026[3]	55	52
Par Pharmaceutical Cos. Inc. 7.50% 2027[3]	570	571
Paraguay (Republic of) 4.625% 2023	947	961
Paraguay (Republic of) 5.00% 2026	235	242
Paraguay (Republic of) 4.70% 2027[3]	350	357
Paraguay (Republic of) 5.60% 2048[3]	2,340	2,410
Paraguay (Republic of) 5.40% 2050[3]	1,510	1,540
Peabody Energy Corp. 6.00% 2022[3]	225	155
Pernod Ricard SA 4.45% 2022[3]	730	750
Peru (Republic of) 5.625% 2050	280	420
Petróleos Mexicanos 6.35% 2048	723	459
Petróleos Mexicanos 6.95% 2060[3]	201	136
PetSmart, Inc. 5.875% 2025[3]	1,165	1,156
PetSmart, Inc. 8.875% 2025[3]	1,515	1,382
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[5,6]	712	682
Philippines (Republic of) 3.75% 2029	460	513
Pisces Parent LLC 8.00% 2026[3]	155	134
PNC Bank 2.30% 2020	865	865
PNC Bank 2.60% 2020	275	275
Poland (Republic of) 4.00% 2024	980	1,070
Poland (Republic of) 3.25% 2026	3,090	3,346
Post Holdings, Inc. 4.625% 2030[3]	179	173
Power Solutions Ltd., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.441% 2026[5,6,8]	20	18
Prime Security Services Borrower, LLC 6.25% 2028[3]	148	129
Procter & Gamble Co. 2.45% 2025	184	193
Procter & Gamble Co. 2.80% 2027	273	298
Procter & Gamble Co. 3.00% 2030	338	376
Procter & Gamble Co. 3.55% 2040	670	783
Procter & Gamble Co. 3.60% 2050	282	349
Progress Energy, Inc. 7.75% 2031	150	204
Prologis, Inc. 4.25% 2023	2,075	2,191
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	555	559
Puget Energy, Inc. 6.50% 2020	335	342
Puget Energy, Inc. 6.00% 2021	1,023	1,043
American Funds Insurance Series — Global Bond Fund — Page 149 of 220

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Puget Energy, Inc. 5.625% 2022	$480	$481
Qatar (State of) 3.875% 2023[3]	475	490
Qatar (State of) 4.50% 2028[3]	3,205	3,520
Qatar (State of) 5.103% 2048[3]	530	645
R.R. Donnelley & Sons Co. 6.50% 2023	225	227
Rabobank Nederland 4.625% 2023	2,180	2,259
Raymond James Financial, Inc. 4.65% 2030	225	236
Realogy Corp. 5.25% 2021[3]	175	164
Realogy Corp. 4.875% 2023[3]	605	513
Realogy Corp. 9.375% 2027[3]	275	234
Reynolds American Inc. 3.25% 2020	640	638
Reynolds American Inc. 4.00% 2022	455	461
Reynolds American Inc. 4.45% 2025	2,115	2,158
Russian Federation 4.25% 2027	1,400	1,471
Ryerson Inc. 11.00% 2022[3]	485	455
Sabre Holdings Corp. 5.25% 2023[3]	50	46
Sabre Holdings Corp. 5.375% 2023[3]	450	415
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	600	487
Santander Holdings USA, Inc. 3.244% 2026	3,750	3,356
Saudi Arabia (Kingdom of) 2.894% 2022[3]	1,900	1,910
Saudi Arabia (Kingdom of) 3.628% 2027[3]	1,900	1,932
Saudi Arabia (Kingdom of) 3.625% 2028[3]	3,840	3,917
Scentre Group 3.50% 2025[3]	210	215
Scentre Group 3.75% 2027[3]	110	109
Schlumberger BV 4.00% 2025[3]	935	864
Scientific Games Corp. 5.00% 2025[3]	45	39
Scientific Games Corp. 8.25% 2026[3]	545	352
Scientific Games Corp. 7.00% 2028[3]	60	37
Scientific Games Corp. 7.25% 2029[3]	160	100
Shell International Finance BV 1.75% 2021	1,740	1,733
Shell International Finance BV 3.50% 2023	3,808	3,974
Shire PLC 2.40% 2021	3,930	3,918
Shire PLC 2.875% 2023	818	836
Shire PLC 3.20% 2026	405	415
Sirius XM Radio Inc. 3.875% 2022[3]	550	552
Sirius XM Radio Inc. 4.625% 2024[3]	360	368
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,252
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,065
Southern California Edison Co. 2.85% 2029	200	194
Springleaf Finance Corp. 6.125% 2024	650	647
Sprint Corp. 7.625% 2026	450	512
Sprint Corp. 6.875% 2028	725	832
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	1,900	1,332
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	3,230	2,229
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,600	1,104
Staples, Inc. 7.50% 2026[3]	1,345	1,184
Starwood Property Trust, Inc. 5.00% 2021	375	346
State Grid Overseas Investment Ltd. 3.50% 2027[3]	5,600	6,001
Station Casinos LLC 4.50% 2028[3]	275	225
Statoil ASA 3.70% 2024	1,950	2,030
Statoil ASA 4.25% 2041	1,000	1,131
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,490	1,182
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,3]	800	818
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	2,075	2,188
American Funds Insurance Series — Global Bond Fund — Page 150 of 220

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Talen Energy Corp. 10.50% 2026[3]	$105	$76
Talen Energy Corp. 7.25% 2027[3]	360	327
Targa Resources Partners LP 5.875% 2026	175	147
Targa Resources Partners LP 5.50% 2030[3]	380	297
Team Health Holdings, Inc. 6.375% 2025[3]	1,185	425
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[5,6,8]	20	13
Teekay Corp. 9.25% 2022[3]	520	524
Teekay Offshore Partners LP 8.50% 2023[3]	550	489
Tenet Healthcare Corp. 8.125% 2022	35	33
Tenet Healthcare Corp. 6.75% 2023	30	28
Tenet Healthcare Corp. 4.625% 2024	396	379
Tenet Healthcare Corp. 4.875% 2026[3]	1,850	1,769
Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	68
Teva Pharmaceutical Finance Co. BV 2.80% 2023	2,211	2,031
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,430	1,414
Teva Pharmaceutical Finance Co. BV 7.125% 2025[3]	210	209
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,470	2,099
Thermo Fisher Scientific Inc. 4.133% 2025	1,170	1,255
Thermo Fisher Scientific Inc. 4.497% 2030	515	582
Toyota Motor Credit Corp. 2.90% 2023	1,360	1,370
Toyota Motor Credit Corp. 3.00% 2025	1,360	1,368
Toyota Motor Credit Corp. 3.375% 2030	453	459
TransDigm Inc. 6.50% 2024	15	14
TransDigm Inc. 6.25% 2026[3]	44	44
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.463% 2026[5,6]	125	83
Trilogy International Partners, LLC 8.875% 2022[3]	1,375	1,170
Triumph Group, Inc. 6.25% 2024[3]	90	81
Tronox Ltd. 6.50% 2026[3]	575	522
Turkey (Republic of) 6.25% 2022	1,880	1,836
Turkey (Republic of) 5.75% 2024	2,500	2,336
Turkey (Republic of) 7.625% 2029	750	717
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,420
U.S. Treasury 2.50% 2020	7,900	7,931
U.S. Treasury 1.50% 2021	5,500	5,612
U.S. Treasury 2.625% 2023	6,900	7,370
U.S. Treasury 2.75% 2023	2,270	2,441
U.S. Treasury 1.50% 2024[10]	21,420	22,564
U.S. Treasury 1.875% 2024[10]	4,515	4,815
U.S. Treasury 2.75% 2025	10,140	11,369
U.S. Treasury 2.875% 2025	5,400	6,136
U.S. Treasury 2.25% 2027[10]	9,000	10,134
U.S. Treasury 2.875% 2028[10]	19,850	23,443
U.S. Treasury 2.75% 2047[10]	1,625	2,152
U.S. Treasury 3.00% 2048[10]	5,045	7,013
U.S. Treasury Inflation-Protected Security 0.25% 2029[2,10]	13,815	14,402
U.S. Treasury Inflation-Protected Security 0.875% 2029[2,10]	71,752	78,153
U.S. Treasury Inflation-Protected Security 0.125% 2030[2,10]	20,733	21,441
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	713	799
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	1,346	1,480
U.S. Treasury Inflation-Protected Security 1.375% 2044[2,10]	5,866	7,523
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,10]	26,805	33,330
U.S. Treasury Inflation-Protected Security 0.25% 2050[2,10]	5,618	5,827
Uber Technologies, Inc. 8.00% 2026[3]	300	298
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[7]	525	34
American Funds Insurance Series — Global Bond Fund — Page 151 of 220

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
UniCredit SpA 3.75% 2022[3]	$1,750	$1,736
UniCredit SpA 4.625% 2027[3]	2,890	2,681
Uniform Mortgage-Backed Security 3.00% 2035[4,11]	7,743	8,098
Uniform Mortgage-Backed Security 3.50% 2050[4,11]	17,709	18,735
Uniform Mortgage-Backed Security 4.00% 2050[4,11]	471	503
United Mexican States 3.25% 2030	2,685	2,523
United Technologies Corp. 4.125% 2028	1,900	2,102
UnitedHealth Group Inc. 2.70% 2020	520	520
Univision Communications Inc. 5.125% 2023[3]	850	759
Valaris PLC 5.75% 2044	410	32
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	1,200	1,190
Valeant Pharmaceuticals International, Inc. 9.25% 2026[3]	1,095	1,149
Venator Materials Corp. 5.75% 2025[3]	625	492
Veritas Holdings Ltd. 7.50% 2023[3]	600	533
Veritas Holdings Ltd. 10.50% 2024[3]	200	170
Verizon Communications Inc. 3.15% 2030	575	620
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[3]	110	102
Vine Oil & Gas LP 8.75% 2023[3]	175	43
Volkswagen Group of America Finance, LLC 3.875% 2020[3]	1,900	1,894
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	1,900	1,881
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	1,700	1,683
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	1,280	1,323
Wal-Mart Stores, Inc. 2.85% 2024	1,655	1,749
Warrior Met Coal, Inc. 8.00% 2024[3]	329	274
WEA Finance LLC 3.25% 2020[3]	530	525
WEA Finance LLC 3.75% 2024[3]	535	511
Weatherford International PLC 11.00% 2024[3]	1,150	702
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	1,610	2,059
Wesco Aircraft Holdings, Inc. 9.00% 2026[3]	355	290
Westfield Corp. Ltd. 3.15% 2022[3]	245	239
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	2,900	2,788
Williams Partners LP 4.125% 2020	375	371
Williams Partners LP 4.30% 2024	820	746
WM. Wrigley Jr. Co. 3.375% 2020[3]	515	512
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	868	814
Xerox Corp. 4.125% 2023	97	97
YUM! Brands, Inc. 7.75% 2025[3]	42	44
Ziggo Bond Co. BV 5.125% 2030[3]	200	197
Ziggo Bond Finance BV 5.50% 2027[3]	562	565
Zimmer Holdings, Inc. 3.15% 2022	790	791
		821,967
Total bonds, notes & other debt instruments (cost: $1,870,498,000)		1,856,771
Convertible bonds 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022	8	6
Total convertible bonds (cost: $8,000)		6
American Funds Insurance Series — Global Bond Fund — Page 152 of 220

unaudited
Convertible stocks 0.03% U.S. dollars 0.03%	Shares	Value (000)
Associated Materials, LLC, convertible preferred shares, 14.00% 2020[8,12]	850	$465
Total convertible stocks (cost: $816,000)		465
Common stocks 0.03% U.S. dollars 0.03%
Tribune Resources, LLC[8,13]	158,988	258
Weatherford International[13]	29,931	178
Advanz Pharma Corp. Ltd.[13,14]	9,130	35
Advanz Pharma Corp. Ltd.[13]	6,028	24
Total common stocks (cost: $2,504,000)		495
Rights & warrants 0.00% U.S. dollars 0.00%
Sable Permian Resources, LLC, warrants, expire 2024[3,8,12,13]	1,785	49
Tribune Resources, LLC, Class A, warrants, expire 2023[8,12,13]	53,128	1
Tribune Resources, LLC, Class B, warrants, expire 2023[8,12,13]	41,322	—[15]
Tribune Resources, LLC, Class C, warrants, expire 2023[8,12,13]	39,060	—[15]
Associated Materials, LLC, warrants, expire 2023[8,12,13]	12,075	—[15]
Total rights & warrants (cost: $427,000)		50
Short-term securities 0.31% Bills & notes of governments & government agencies outside the U.S. 0.29%	Principal amount (000)
Greek Treasury Bill (0.03%) due 6/5/2020	€4,000	4,414
Nigerian Treasury Bill 10.51% due 8/27/2020	NGN426,000	1,055
		5,469
Money market investments 0.02%	Shares
Capital Group Central Cash Fund 1.00%[16]	4,770	477
Total short-term securities (cost: $6,019,000)		5,946
Total investment securities 97.21% (cost: $1,880,272,000)		1,863,733
Other assets less liabilities 2.79%		53,554
Net assets 100.00%		$1,917,287
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 3/31/2020[18] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	107	July 2020	$21,400	$23,581	$25
5 Year Euro-Bobl Futures	Short	61	June 2020	€(6,100)	(9,097)	(93)
5 Year U.S. Treasury Note Futures	Long	342	July 2020	$34,200	42,873	303
10 Year Euro-Bund Futures	Short	264	June 2020	€(26,400)	(50,229)	41
10 Year U.S. Treasury Note Futures	Short	15	June 2020	$(1,500)	(2,080)	(16)
20 Year U.S. Treasury Bond Futures	Long	11	June 2020	1,100	1,970	(88)
American Funds Insurance Series — Global Bond Fund — Page 153 of 220

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Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 3/31/2020[18] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
30 Year Euro-Buxl Futures	Long	18	June 2020	€1,800	$4,167	$(139)
30 Year Ultra U.S. Treasury Bond Futures	Short	55	June 2020	$(5,500)	(12,203)	(681)
						$(648)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD10,888	THB345,700	HSBC Bank	4/2/2020	$354
THB345,700	USD10,559	HSBC Bank	4/2/2020	(25)
USD10,720	CAD14,300	JPMorgan Chase	4/3/2020	558
USD14,350	MYR60,300	JPMorgan Chase	4/3/2020	394
CAD14,300	USD9,970	Bank of America	4/3/2020	192
USD4,809	MYR20,120	HSBC Bank	4/3/2020	152
MYR15,214	USD3,508	JPMorgan Chase	4/3/2020	13
USD1,279	GBP1,100	UBS AG	4/3/2020	(88)
MYR45,086	USD10,544	JPMorgan Chase	4/3/2020	(109)
THB138,800	USD4,429	HSBC Bank	4/3/2020	(200)
GBP7,659	USD9,984	Barclays Bank PLC	4/3/2020	(470)
GBP6,200	EUR7,456	UBS AG	4/3/2020	(523)
USD4,686	MXN89,400	Bank of America	4/6/2020	923
USD5,863	ILS20,000	Standard Chartered Bank	4/6/2020	215
CHF1,000	USD1,026	JPMorgan Chase	4/6/2020	14
EUR3,270	USD3,645	JPMorgan Chase	4/6/2020	(38)
CAD880	USD666	Standard Chartered Bank	4/6/2020	(40)
GBP3,100	USD4,020	Goldman Sachs	4/6/2020	(169)
PLN33,900	USD8,773	JPMorgan Chase	4/6/2020	(579)
EUR19,095	USD20,788	HSBC Bank	4/7/2020	276
JPY1,108,296	USD10,047	Standard Chartered Bank	4/7/2020	262
GBP5,380	USD6,960	Bank of New York Mellon	4/7/2020	(277)
JPY1,578,080	USD14,324	Bank of America	4/8/2020	356
JPY1,412,900	USD12,866	Morgan Stanley	4/8/2020	277
USD3,637	INR262,200	Standard Chartered Bank	4/8/2020	175
USD3,514	INR254,800	JPMorgan Chase	4/8/2020	150
USD6,107	JPY649,910	Bank of America	4/8/2020	61
USD7,134	CZK178,100	JPMorgan Chase	4/8/2020	(31)
USD2,775	KRW3,444,080	Standard Chartered Bank	4/8/2020	(55)
USD5,674	EUR5,220	Standard Chartered Bank	4/8/2020	(85)
USD4,220	KRW5,401,000	Standard Chartered Bank	4/8/2020	(218)
KRW13,800,000	USD11,664	Citibank	4/8/2020	(325)
BRL21,825	USD4,815	JPMorgan Chase	4/8/2020	(617)
CZK392,100	USD16,856	Standard Chartered Bank	4/8/2020	(1,082)
USD4,165	INR299,650	JPMorgan Chase	4/9/2020	209
JPY398,400	USD3,615	Barclays Bank PLC	4/9/2020	92
USD473	BRL2,100	JPMorgan Chase	4/9/2020	70
USD3,693	EUR3,345	Morgan Stanley	4/9/2020	3
USD4,437	AUD7,250	JPMorgan Chase	4/9/2020	(23)
American Funds Insurance Series — Global Bond Fund — Page 154 of 220

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD9,413	EUR8,570	Morgan Stanley	4/9/2020	$(41)
EUR4,600	USD5,152	Goldman Sachs	4/9/2020	(77)
JPY299,200	USD2,867	Morgan Stanley	4/9/2020	(83)
EUR8,040	USD9,019	JPMorgan Chase	4/9/2020	(149)
EUR3,875	USD4,432	Standard Chartered Bank	4/9/2020	(157)
USD7,410	EUR6,864	Morgan Stanley	4/9/2020	(163)
AUD7,250	USD4,768	JPMorgan Chase	4/9/2020	(308)
EUR9,180	USD10,501	JPMorgan Chase	4/9/2020	(374)
ILS25,800	EUR6,314	Standard Chartered Bank	4/14/2020	321
ILS2,540	USD697	JPMorgan Chase	4/14/2020	20
ILS1,030	USD280	Barclays Bank PLC	4/14/2020	11
EUR6,375	ILS25,800	JPMorgan Chase	4/14/2020	(254)
USD7,003	ILS25,800	Standard Chartered Bank	4/14/2020	(285)
USD10,105	MXN201,239	HSBC Bank	4/15/2020	1,644
USD33,414	EUR29,950	Morgan Stanley	4/15/2020	363
USD7,609	CNH53,572	JPMorgan Chase	4/15/2020	57
USD2,843	CNH19,800	Standard Chartered Bank	4/15/2020	52
USD2,912	CNH20,320	Standard Chartered Bank	4/15/2020	48
JPY32,000	USD305	Goldman Sachs	4/15/2020	(7)
JPY1,354,660	USD12,627	Goldman Sachs	4/15/2020	(20)
EUR3,320	USD3,704	Morgan Stanley	4/15/2020	(40)
USD2,491	JPY275,300	JPMorgan Chase	4/15/2020	(71)
EUR5,010	USD5,616	Bank of America	4/15/2020	(88)
JPY1,268,000	USD12,406	Goldman Sachs	4/15/2020	(605)
EUR23,977	USD26,732	Standard Chartered Bank	4/16/2020	(272)
USD7,057	AUD10,670	Morgan Stanley	4/17/2020	493
EUR6,606	PLN28,600	HSBC Bank	4/17/2020	377
CAD7,720	USD5,784	HSBC Bank	4/17/2020	(297)
PLN28,600	EUR6,648	Barclays Bank PLC	4/17/2020	(424)
NOK53,988	USD5,816	JPMorgan Chase	4/17/2020	(623)
USD3,193	ZAR53,200	UBS AG	4/20/2020	228
AUD10,600	USD6,300	Citibank	4/20/2020	221
USD3,319	CAD4,800	Standard Chartered Bank	4/20/2020	(93)
USD10,226	ILS39,170	Goldman Sachs	4/20/2020	(842)
USD11,106	PLN42,000	Standard Chartered Bank	4/21/2020	954
USD1,468	INR109,575	JPMorgan Chase	4/21/2020	24
PLN19,100	USD4,644	Standard Chartered Bank	4/21/2020	(28)
USD2,625	PLN11,000	Bank of America	4/21/2020	(34)
USD6,639	BRL31,080	Goldman Sachs	4/22/2020	667
USD5,134	EUR4,600	Citibank	4/22/2020	57
USD511	BRL2,410	HSBC Bank	4/22/2020	48
EUR6,090	USD6,606	Goldman Sachs	4/23/2020	117
USD12,857	CNH90,990	Standard Chartered Bank	4/23/2020	32
EUR4,300	USD4,744	JPMorgan Chase	4/23/2020	3
EUR18,800	USD20,926	Barclays Bank PLC	4/23/2020	(172)
USD6,478	CAD9,400	Goldman Sachs	4/23/2020	(203)
USD10,727	EUR10,030	JPMorgan Chase	4/23/2020	(345)
NOK33,700	EUR2,776	Morgan Stanley	4/24/2020	178
INR216,000	USD2,837	JPMorgan Chase	4/24/2020	10
EUR2,867	NOK33,700	HSBC Bank	4/24/2020	(77)
AUD28,150	USD16,595	Citibank	4/27/2020	723
American Funds Insurance Series — Global Bond Fund — Page 155 of 220

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
GBP4,900	USD5,769	HSBC Bank	4/27/2020	$322
JPY1,323,000	USD12,002	Citibank	4/27/2020	320
AUD3,725	USD2,203	Goldman Sachs	4/27/2020	89
CAD21,000	USD14,843	UBS AG	4/27/2020	84
MXN111,250	USD4,621	Citibank	4/27/2020	49
JPY193,000	USD1,761	Bank of America	4/27/2020	37
MYR20,400	USD4,686	JPMorgan Chase	4/27/2020	34
USD1,083	GBP872	Barclays Bank PLC	4/27/2020	(1)
USD2,712	EUR2,510	Bank of New York Mellon	4/27/2020	(60)
USD4,313	MXN104,900	HSBC Bank	4/27/2020	(90)
USD10,273	MYR45,500	JPMorgan Chase	4/27/2020	(253)
EUR9,079	USD9,813	Bank of New York Mellon	4/28/2020	212
USD4,551	ZAR78,970	Citibank	4/28/2020	155
USD777	INR58,300	Standard Chartered Bank	4/28/2020	9
CZK165,000	EUR6,027	Standard Chartered Bank	4/28/2020	(15)
GBP2,800	USD3,238	JPMorgan Chase	4/29/2020	242
AUD5,850	USD3,374	Standard Chartered Bank	4/29/2020	225
KRW3,508,801	USD2,805	Standard Chartered Bank	4/29/2020	80
EUR3,025	USD3,274	Bank of New York Mellon	4/29/2020	66
USD6,820	GBP5,500	Morgan Stanley	4/29/2020	(17)
USD10,894	EUR9,900	Goldman Sachs	4/29/2020	(37)
USD20,131	EUR18,600	Bank of New York Mellon	4/29/2020	(407)
ILS30,800	USD8,602	UBS AG	5/6/2020	107
USD4,746	ZAR84,150	Goldman Sachs	5/6/2020	67
MXN65,400	USD2,829	Goldman Sachs	5/6/2020	(87)
ZAR51,350	USD2,947	Barclays Bank PLC	5/6/2020	(92)
ZAR51,800	USD2,973	Barclays Bank PLC	5/6/2020	(93)
MXN112,600	USD4,846	Goldman Sachs	5/6/2020	(126)
USD7,249	EUR6,694	Bank of America	5/6/2020	(145)
INR255,650	USD3,355	HSBC Bank	5/11/2020	8
USD3,310	INR255,650	Standard Chartered Bank	5/11/2020	(53)
USD10,551	THB345,700	HSBC Bank	5/14/2020	16
EUR13,600	DKK101,525	Bank of America	5/20/2020	2
USD21,630	BRL91,700	Citibank	7/1/2020	4,081
				$5,037
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF16,744,000	$3	$—	$3
1.01%	6-month HUF-BUBOR	2/25/2022	9,100,000	213	—	213
0.965%	6-month HUF-BUBOR	2/26/2022	13,039,000	272	—	272
(0.356)%	6-month EURIBOR	8/9/2024	€60,000	(238)	—	(238)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF2,335,000	104	—	104
6-month HUF-BUBOR	1.80%	1/22/2030	1,418,000	(94)	—	(94)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN35,000	(853)	—	(853)
American Funds Insurance Series — Global Bond Fund — Page 156 of 220

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF2,024,500	$(146)	$—	$(146)
6-month HUF-BUBOR	1.79%	2/26/2030	2,024,500	(114)	—	(114)
					$—	$(853)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$111,850	$(745)	$(2,201)	$1,456
1.00%/Quarterly	CDX.EM.33	6/20/2025	7,471	(868)	(661)	(207)
					$(2,862)	$1,249
[1]	Step bond; coupon rate may change at a later date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $168,587,000, which represented 8.79% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,268,000, which represented .17% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $899,000, which represented .05% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,297,000, which represented .64% of the net assets of the fund.
[11]	Purchased on a TBA basis.
[12]	Value determined using significant unobservable inputs.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[15]	Amount less than one thousand.
[16]	Rate represents the seven-day yield at 3/31/2020.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp. Ltd.	8/31/2018	$116	$35.00%
American Funds Insurance Series — Global Bond Fund — Page 157 of 220

unaudited
Key to abbreviations and symbols
ARS = Argentine pesos	JPY/¥ = Japanese yen
AUD = Australian dollars	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
BUBOR = Budapest Interbank Offered Rate	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NOK/NKr = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKK/DKr = Danish kroner	RUB = Russian rubles
DOP = Dominican pesos	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	THB = Thai baht
GBP/£ = British pounds	UAH = Ukrainian hryvnia
HUF = Hungarian forints	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	WIBOR = Warsaw Interbank Offer Rate
INR = Indian rupees	ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 158 of 220

High-Income Bond Fund
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 91.99% Corporate bonds & notes 91.95% Communication services 17.19%	Principal amount (000)	Value (000)
Allen Media, LLC 10.50% 2028[1]	$590	$486
Allen Media, LLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.231% 2027[2,3,4]	875	766
Altice NV 7.50% 2026[1]	1,175	1,149
AMC Networks Inc. 4.75% 2025	500	489
Banijay Enteraintment 5.375% 2025[1]	1,425	1,315
Cablevision Systems Corp. 6.75% 2021	5,025	5,210
Cablevision Systems Corp. 5.75% 2030[1]	1,175	1,189
CBS Corp. 7.25% 2024[1]	350	295
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,750	1,756
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	1,050	1,067
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	350	360
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	225	232
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	825	841
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,553
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	550	557
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	300	303
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	1,150	1,188
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	5,075	5,002
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	2,790	2,798
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	3,455	3,389
CenturyLink, Inc. 6.75% 2023	7,100	7,590
CenturyLink, Inc. 7.50% 2024	700	771
CenturyLink, Inc. 5.125% 2026[1]	2,975	2,982
CenturyLink, Inc. 4.00% 2027[1]	875	842
CenturyLink, Inc., Series T, 5.80% 2022	200	203
Cinemark USA, Inc. 4.875% 2023	550	415
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	1,744	1,511
CSC Holdings, LLC 5.375% 2023[1]	400	406
Cumulus Media New Holdings Inc. 6.75% 2026[1]	2,315	2,085
Diamond Sports Group LLC 5.375% 2026[1]	2,455	2,009
Diamond Sports Group LLC 6.625% 2027[1]	1,786	1,204
DISH DBS Corp. 5.125% 2020	1,075	1,070
Embarq Corp. 7.995% 2036	1,900	1,891
Entercom Media Corp. 6.50% 2027[1]	375	329
Front Range BidCo, Inc. 6.125% 2028[1]	2,500	2,389
Frontier Communications Corp. 8.50% 2020	825	223
Frontier Communications Corp. 9.25% 2021	600	147
Frontier Communications Corp. 10.50% 2022[5]	5,080	1,370
Frontier Communications Corp. 11.00% 2025[5]	15,270	4,085
Frontier Communications Corp. 8.50% 2026[1]	1,775	1,632
Frontier Communications Corp. 8.00% 2027[1]	3,810	3,779
Getty Images Inc. 9.75% 2027[1]	675	500
Globo Comunicação e Participações SA 4.875% 2030[1]	810	696
Gogo Inc. 9.875% 2024[1]	14,950	11,904
Gray Television, Inc. 7.00% 2027[1]	1,225	1,226
American Funds Insurance Series — High-Income Bond Fund — Page 159 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 6.375% 2026	$828	$788
iHeartCommunications, Inc. 5.25% 2027[1]	3,993	3,502
iHeartCommunications, Inc. 8.375% 2027	1,407	1,206
Inmarsat PLC 6.75% 2026[1]	3,075	2,552
Intelsat Connect Finance S.A. 9.50% 2023[1]	475	178
Intelsat Jackson Holding Co. 5.50% 2023	2,210	1,373
Intelsat Jackson Holding Co. 8.00% 2024[1]	250	243
Intelsat Jackson Holding Co. 8.50% 2024[1]	3,850	2,448
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[3]	2,900	2,726
Lamar Media Corp. 5.75% 2026	700	720
Lamar Media Corp. 3.75% 2028[1]	1,350	1,276
Lamar Media Corp. 4.00% 2030[1]	875	820
Liberty Global PLC 5.50% 2028[1]	775	733
Ligado Networks, Term Loan, (3-month USD-LIBOR + 10.75%) 11.03% 2020 (100% PIK)[3,4,6]	2,869	1,438
Live Nation Entertainment, Inc. 5.625% 2026[1]	425	382
Live Nation Entertainment, Inc. 4.75% 2027[1]	774	697
MDC Partners Inc. 6.50% 2024[1]	9,610	7,280
Meredith Corp. 6.875% 2026	4,250	3,685
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	1,250	1,323
Netflix, Inc. 5.375% 2029[1]	900	945
Netflix, Inc. 4.875% 2030[1]	925	944
Nexstar Broadcasting, Inc. 5.625% 2024[1]	1,150	1,090
Nexstar Escrow Corp. 5.625% 2027[1]	905	890
Numericable Group SA 7.375% 2026[1]	2,400	2,437
OUTFRONT Media Cap LLC 5.00% 2027[1]	905	838
Qwest Capital Funding, Inc. 6.875% 2028	1,100	1,076
Sinclair Television Group, Inc. 5.125% 2027[1]	575	491
Sinclair Television Group, Inc. 5.50% 2030[1]	900	750
Sirius XM Radio Inc. 3.875% 2022[1]	2,650	2,660
Sirius XM Radio Inc. 4.625% 2023[1]	900	897
Sirius XM Radio Inc. 4.625% 2024[1]	835	853
Sprint Corp. 7.25% 2021	840	870
Sprint Corp. 11.50% 2021	2,930	3,246
Sprint Corp. 7.875% 2023	1,580	1,752
Sprint Corp. 7.125% 2024	750	829
Sprint Corp. 7.625% 2026	2,400	2,730
Sprint Corp. 6.875% 2028	6,225	7,145
Sprint Corp. 7.25% 2028[1]	125	126
Sprint Corp. 8.75% 2032	4,355	5,784
TEGNA Inc. 4.625% 2028[1]	1,780	1,574
TEGNA Inc. 5.00% 2029[1]	850	768
Terrier Media Buyer, Inc. 8.875% 2027[1]	1,150	975
T-Mobile US, Inc. 6.00% 2024	50	51
T-Mobile US, Inc. 6.375% 2025	875	900
T-Mobile US, Inc. 6.50% 2026	900	950
Trilogy International Partners, LLC 8.875% 2022[1]	5,400	4,595
Twitter, Inc. 3.875% 2027[1]	440	427
Univision Communications Inc. 5.125% 2023[1]	6,525	5,824
Univision Communications Inc. 5.125% 2025[1]	3,725	3,203
Vodafone Group PLC 7.00% 2079 (5-year USD Swap + 4.873% on 4/4/2029)[7]	175	187
Warner Music Group 5.00% 2023[1]	1,200	1,201
Warner Music Group 4.875% 2024[1]	1,000	984
Warner Music Group 5.50% 2026[1]	1,000	986
American Funds Insurance Series — High-Income Bond Fund — Page 160 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Ziggo Bond Co. BV 5.125% 2030[1]	$1,625	$1,602
Ziggo Bond Finance BV 5.50% 2027[1]	3,057	3,074
		183,228
Health care 16.41%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 4.739% 2026[3,4]	851	702
Bausch Health Cos. Inc. 5.00% 2028[1]	2,655	2,533
Bausch Health Cos. Inc. 7.00% 2028[1]	2,110	2,200
Bausch Health Cos. Inc. 5.25% 2030[1]	2,610	2,460
Catalent Pharma Solutions Inc. 5.00% 2027[1]	70	68
Centene Corp. 4.75% 2022	4,580	4,627
Centene Corp. 4.75% 2025	1,425	1,452
Centene Corp. 5.375% 2026[1]	3,475	3,599
Centene Corp. 5.375% 2026[1]	500	516
Centene Corp. 4.25% 2027[1]	4,075	4,105
Centene Corp. 4.625% 2029[1]	6,235	6,301
Centene Corp. 3.375% 2030[1]	1,641	1,532
Charles River Laboratories International, Inc. 5.50% 2026[1]	885	909
Charles River Laboratories International, Inc. 4.25% 2028[1]	1,490	1,444
Concordia International Corp. 8.00% 2024	34	30
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.95% 2024[3,4]	91	79
DaVita HealthCare Partners Inc. 5.125% 2024	1,000	1,003
DaVita HealthCare Partners Inc. 5.00% 2025	965	970
Encompass Health Corp. 4.50% 2028	903	891
Encompass Health Corp. 4.75% 2030	740	733
Endo International PLC 5.75% 2022[1]	3,525	2,626
Endo International PLC 6.00% 2023[1]	4,754	3,479
Endo International PLC 5.875% 2024[1]	2,450	2,312
Endo International PLC 6.00% 2025[1,7]	6,505	4,478
HCA Inc. 5.875% 2023	1,925	2,021
HCA Inc. 5.375% 2025	210	215
HCA Inc. 5.875% 2026	650	681
HCA Inc. 4.50% 2027	350	361
HCA Inc. 5.625% 2028	1,475	1,552
HCA Inc. 3.50% 2030	750	684
HCA Inc. 5.50% 2047	756	829
HCA Inc. 5.25% 2049	69	74
HealthSouth Corp. 5.75% 2024	744	752
HealthSouth Corp. 5.75% 2025	1,380	1,337
IMS Health Holdings, Inc. 5.00% 2026[1]	2,755	2,829
Jaguar Holding Co. 6.375% 2023[1]	2,425	2,486
Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	6,630
LifePoint Health, Inc. 4.375% 2027[1]	1,580	1,500
Mallinckrodt International Finance SA 5.50% 2025[1]	2,000	435
Mallinckrodt PLC 4.875% 2020[1]	11,135	8,012
Mallinckrodt PLC 5.75% 2022[1]	1,175	596
Molina Healthcare, Inc. 5.375% 2022	7,965	7,928
Molina Healthcare, Inc. 4.875% 2025[1]	1,744	1,716
Ortho-Clinical Diagnostics Inc. 7.25% 2028[1]	575	499
Owens & Minor, Inc. 3.875% 2021	2,850	2,739
Owens & Minor, Inc. 4.375% 2024	1,200	971
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 2025[3,4]	1,724	1,192
Par Pharmaceutical Cos. Inc. 7.50% 2027[1]	5,755	5,770
PAREXEL International Corp. 6.375% 2025[1]	2,305	2,026
American Funds Insurance Series — High-Income Bond Fund — Page 161 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Radiology Partners, Inc. 9.25% 2028[1]	$1,885	$1,646
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.01% 2023 (100% PIK)[2,3,4,6,8]	5,853	5,078
Select Medical Holdings Corp. 6.25% 2026[1]	1,601	1,610
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 6.103% 2026[3,4]	570	508
Surgery Center Holdings 10.00% 2027[1]	1,055	748
Team Health Holdings, Inc. 6.375% 2025[1]	5,415	1,943
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3,4]	1,082	695
Tenet Healthcare Corp. 8.125% 2022	3,795	3,607
Tenet Healthcare Corp. 6.75% 2023	130	121
Tenet Healthcare Corp. 4.625% 2024	2,892	2,769
Tenet Healthcare Corp. 4.875% 2026[1]	9,600	9,180
Tenet Healthcare Corp. 5.125% 2027[1]	1,225	1,174
Teva Pharmaceutical Finance Co. BV 2.20% 2021	390	375
Teva Pharmaceutical Finance Co. BV 2.80% 2023	7,386	6,786
Teva Pharmaceutical Finance Co. BV 6.00% 2024	7,362	7,279
Teva Pharmaceutical Finance Co. BV 7.125% 2025[1]	2,735	2,723
Teva Pharmaceutical Finance Co. BV 3.15% 2026	3,035	2,580
Teva Pharmaceutical Finance Co. BV 6.75% 2028	3,310	3,229
Valeant Pharmaceuticals International, Inc. 6.50% 2022[1]	170	172
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	513	509
Valeant Pharmaceuticals International, Inc. 7.00% 2024[1]	120	124
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	11,080	10,983
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	1,815	1,927
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	4,670	4,901
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	1,030	1,082
Vizient Inc. 6.25% 2027[1]	240	242
		174,875
Materials 11.45%
Anglo American Capital PLC 5.625% 2030[1]	975	992
Ardagh Group SA 6.50% 2027[1,6]	1,515	1,310
Ardagh Packaging Finance 6.00% 2025[1]	3,310	3,344
Axalta Coating Systems LLC 4.875% 2024[1]	1,450	1,401
Berry Plastics Corp. 5.50% 2022	585	581
Blue Cube Spinco Inc. 10.00% 2025	1,000	1,061
Braskem Idesa Sapi 7.45% 2029[1]	235	167
BWAY Parent Co., Inc. 5.50% 2024[1]	2,840	2,634
Carlyle Group LP 8.75% 2023[1,6]	450	409
Cascades Inc. 5.125% 2026[1]	750	731
Chemours Co. 6.625% 2023	2,590	2,202
Cleveland-Cliffs Inc. 4.875% 2024[1]	6,150	5,681
Cleveland-Cliffs Inc. 5.75% 2025	6,831	5,328
Cleveland-Cliffs Inc. 6.75% 2026[1]	1,260	1,121
Cleveland-Cliffs Inc. 5.875% 2027[1]	6,060	3,663
Cleveland-Cliffs Inc. 7.00% 2027[1]	450	277
Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,061
CVR Partners, LP 9.25% 2023[1]	700	566
First Quantum Minerals Ltd. 7.25% 2022[1]	2,425	2,171
First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	7,029
First Quantum Minerals Ltd. 6.50% 2024[1]	2,860	2,392
First Quantum Minerals Ltd. 7.50% 2025[1]	11,950	10,019
First Quantum Minerals Ltd. 6.875% 2026[1]	5,075	4,101
Freeport-McMoRan Inc. 3.55% 2022	630	608
Freeport-McMoRan Inc. 3.875% 2023	600	575
American Funds Insurance Series — High-Income Bond Fund — Page 162 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Freeport-McMoRan Inc. 5.00% 2027	$550	$514
Freeport-McMoRan Inc. 4.25% 2030	900	785
Freeport-McMoRan Inc. 5.45% 2043	225	203
FXI Holdings, Inc. 7.875% 2024[1]	6,255	4,271
FXI Holdings, Inc. 12.25% 2026[1]	4,855	3,814
Greif, Inc. 6.50% 2027[1]	725	699
H.I.G. Capital, LLC 6.75% 2024[1]	534	446
Hexion Inc. 7.875% 2027[1]	1,835	1,574
INEOS Group Holdings SA 5.625% 2024[1]	2,375	2,179
LSB Industries, Inc. 9.625% 2023[1]	5,285	4,433
Mineral Resources Ltd. 8.125% 2027[1]	1,280	1,208
Neon Holdings, Inc. 10.125% 2026[1]	2,770	2,501
Nova Chemicals Corp. 4.875% 2024[1]	750	663
Nova Chemicals Corp. 5.25% 2027[1]	3,300	2,799
Novelis Corp. 5.875% 2026[1]	950	939
Novelis Corp. 4.75% 2030[1]	1,500	1,343
OCI NV 5.25% 2024[1]	1,670	1,595
Olin Corp. 5.00% 2030	280	242
Owens-Illinois, Inc. 5.00% 2022[1]	560	569
Owens-Illinois, Inc. 5.875% 2023[1]	2,530	2,495
Owens-Illinois, Inc. 6.375% 2025[1]	705	675
Plastipak Holdings, Inc. 6.25% 2025[1]	200	180
Platform Specialty Products Corp. 5.875% 2025[1]	1,030	1,017
Ryerson Inc. 11.00% 2022[1]	3,735	3,501
S.P.C.M. SA 4.875% 2025[1]	1,675	1,595
Scotts Miracle-Gro Co. 4.50% 2029	1,180	1,133
Sealed Air Corp. 4.875% 2022[1]	1,000	1,010
Sealed Air Corp. 5.25% 2023[1]	405	419
Sealed Air Corp. 4.00% 2027[1]	988	926
Silgan Holdings Inc. 4.125% 2028[1]	1,177	1,095
Standard Industries Inc. 6.00% 2025[1]	550	545
Starfruit US Holdco LLC 8.00% 2026[1]	1,410	1,349
Summit Materials, Inc. 6.125% 2023	1,720	1,709
Summit Materials, Inc. 6.50% 2027[1]	545	520
TPC Group Inc. 10.50% 2024[1]	1,247	1,029
Trivium Packaging BV 5.50% 2026[1]	811	811
Trivium Packaging BV 8.50% 2027[1]	1,109	1,121
Tronox Ltd. 5.75% 2025[1]	700	631
Tronox Ltd. 6.50% 2026[1]	3,300	2,995
Valvoline Inc. 4.25% 2030[1]	635	594
Venator Materials Corp. 5.75% 2025[1]	6,535	5,146
Warrior Met Coal, Inc. 8.00% 2024[1]	1,260	1,048
Zekelman Industries Inc. 9.875% 2023[1]	328	319
		122,064
Consumer discretionary 9.84%
Allied Universal Holdco LLC 6.625% 2026[1]	1,625	1,600
Allied Universal Holdco LLC 9.75% 2027[1]	2,845	2,701
Boyd Gaming Corp. 4.75% 2027[1]	1,305	1,084
Cedar Fair, LP 5.25% 2029[1]	410	349
Churchill Downs Inc. 4.75% 2028[1]	1,850	1,620
Cirsa Gaming Corp. SA 7.875% 2023[1]	3,166	2,675
Extended Stay America Inc. 4.625% 2027[1]	1,249	981
Fertitta Entertainment, Inc. 6.75% 2024[1]	335	214
American Funds Insurance Series — High-Income Bond Fund — Page 163 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.664% 2024	$200	$179
Hanesbrands Inc. 4.625% 2024[1]	2,905	2,894
Hanesbrands Inc. 4.875% 2026[1]	1,790	1,769
Hilton Worldwide Holdings Inc. 4.875% 2030	770	660
Home Depot, Inc. 3.35% 2050	600	654
KB Home 6.875% 2027	500	504
Laureate Education, Inc. 8.25% 2025[1]	700	702
Lennar Corp. 4.50% 2024	145	143
Levi Strauss & Co. 5.00% 2025	685	653
Limited Brands, Inc. 6.625% 2021	750	712
Limited Brands, Inc. 6.875% 2035	525	391
Limited Brands, Inc. 6.75% 2036	750	546
M.D.C. Holdings, Inc. 6.00% 2043	565	537
Mattel, Inc. 6.75% 2025[1]	1,325	1,360
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.450% 2022[3,4]	1,234	1,024
Merlin Entertainment 5.75% 2026[1]	1,200	1,024
MGM Growth Properties LLC 5.625% 2024	200	193
MGM Resorts International 7.75% 2022	1,500	1,494
MGM Resorts International 6.00% 2023	820	796
MGM Resorts International 5.50% 2027	820	751
NCL Corp. Ltd. 3.625% 2024[1]	1,350	871
Neiman Marcus Group Ltd. LLC 8.00% 2024[1]	3,510	421
Neiman Marcus Group Ltd. LLC 8.75% 2024[1]	2,578	258
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[1,6]	4,809	1,563
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 9.17% 2023 (10.91% PIK)[3,4,6]	2,472	1,001
NMG Finco PLC 5.75% 2022[1]	1,780	1,134
Panther BF Aggregator 2, LP 6.25% 2026[1]	1,215	1,155
Panther BF Aggregator 2, LP 8.50% 2027[1]	2,055	1,804
Party City Holdings Inc. 6.625% 2026[1]	500	52
PetSmart, Inc. 7.125% 2023[1]	10,565	10,031
PetSmart, Inc. 5.875% 2025[1]	8,093	8,032
PetSmart, Inc. 8.875% 2025[1]	9,205	8,400
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[3,4]	3,017	2,892
PetSmart, Inc., Term Loan B2, (3-month USD-LIBOR + 4.00%) 5.00% 2022[3,4]	2,284	2,199
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,770	1,606
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,390	2,754
Scientific Games Corp. 6.625% 2021	175	141
Scientific Games Corp. 5.00% 2025[1]	1,620	1,422
Scientific Games Corp. 8.25% 2026[1]	5,480	3,539
Scientific Games Corp. 7.00% 2028[1]	2,100	1,303
Scientific Games Corp. 7.25% 2029[1]	1,835	1,146
Service Corp. International 5.375% 2024	676	690
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	1,300	1,292
Six Flags Entertainment Corp. 4.875% 2024[1]	3,450	2,945
Staples, Inc. 7.50% 2026[1]	7,355	6,477
Staples, Inc. 10.75% 2027[1]	2,025	1,565
Stars Group Holdings BV 7.00% 2026[1]	750	709
Station Casinos LLC 4.50% 2028[1]	1,050	858
Vici Properties LP 4.25% 2026[1]	250	231
Vici Properties LP 4.625% 2029[1]	80	73
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	1,040	967
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	715	678
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	1,915	1,825
William Carter Co. 5.625% 2027[1]	445	430
American Funds Insurance Series — High-Income Bond Fund — Page 164 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wyndham Worldwide Corp. 5.375% 2026[1]	$1,000	$877
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	2,823	2,646
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	565	513
Wynn Macau, Ltd. 5.125% 2029[1]	300	254
Wynn Resorts Ltd. 5.125% 2029[1]	1,207	1,105
YUM! Brands, Inc. 7.75% 2025[1]	715	753
		104,822
Industrials 8.06%
ACCO Brands Corp. 5.25% 2024[1]	445	431
ADT Corp. 3.50% 2022	4,025	3,954
Advanced Disposal Services, Inc. 5.625% 2024[1]	1,550	1,583
Aerovias de Mexico, S.A. de C.V. 7.00% 2025[1]	847	260
Allison Transmission Holdings, Inc. 5.00% 2024[1]	3,190	3,118
ARAMARK Corp. 5.00% 2028[1]	980	917
Asgn Inc. 4.625% 2028[1]	395	372
Ashtead Group PLC 4.25% 2029[1]	740	632
Associated Materials, LLC 9.00% 2024[1]	5,773	4,676
Avis Budget Group, Inc. 5.50% 2023	1,274	1,094
Avis Budget Group, Inc. 5.25% 2025[1]	525	417
Avolon Holdings Funding Ltd. 5.25% 2024[1]	1,000	854
Beacon Roofing Supply, Inc. 4.875% 2025[1]	685	622
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,600	1,448
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	1,625	1,412
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	1,000	866
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	518
Bombardier Inc. 7.50% 2024[1]	295	208
Bombardier Inc. 7.50% 2025[1]	595	416
Bombardier Inc. 7.875% 2027[1]	1,400	977
Cargo Aircraft Management, Inc. 4.75% 2028[1]	1,321	1,235
Clean Harbors, Inc. 4.875% 2027[1]	1,160	1,142
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—[9]	—[9]
Covanta Holding Corp. 5.875% 2024	1,200	1,141
Covanta Holding Corp. 5.875% 2025	1,300	1,207
Dun & Bradstreet Corp. 6.875% 2026[1]	3,490	3,649
Dun & Bradstreet Corp. 10.25% 2027[1]	5,653	6,024
Euramax International, Inc. 12.00% 2020[1]	1,850	1,323
F-Brasile SpA 7.375% 2026[1]	2,471	2,471
GW B-CR Security Corp. 9.50% 2027[1]	492	443
Hardwoods Acquisition Inc. 7.50% 2021[1]	1,160	418
Harsco Corp. 5.75% 2027[1]	985	919
Hertz Global Holdings Inc. 7.625% 2022[1]	154	126
Icahn Enterprises Finance Corp. 4.75% 2024	2,190	2,018
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,565	1,394
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	3,030	2,799
LABL Escrow Issuer, LLC 10.50% 2027[1]	1,045	982
LSC Communications, Inc. 8.75% 2023[1]	9,960	1,145
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 7.015% 2022[3,4]	334	55
Moog Inc. 4.25% 2027[1]	2,383	2,169
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	900	841
Northrop Grumman Corp. 5.15% 2040	725	919
Pisces Parent LLC 8.00% 2026[1]	2,340	2,030
Prime Security Services Borrower, LLC 6.25% 2028[1]	4,801	4,177
PrimeSource Building Products Inc. 9.00% 2023[1]	650	452
American Funds Insurance Series — High-Income Bond Fund — Page 165 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
R.R. Donnelley & Sons Co. 6.50% 2023	$1,325	$1,337
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.989% 2024[2,3,4]	1,333	1,186
Rexnord Corp. 4.875% 2025[1]	2,610	2,460
Science Applications International Corp. 4.875% 2028[1]	1,175	1,135
Sensata Technologies Holding BV 4.875% 2023[1]	125	120
Stericycle, Inc. 5.375% 2024[1]	2,600	2,593
TransDigm Inc. 6.50% 2024	50	48
TransDigm Inc. 6.25% 2026[1]	914	915
Triumph Group, Inc. 6.25% 2024[1]	355	319
Uber Technologies, Inc. 7.50% 2023[1]	600	587
Uber Technologies, Inc. 8.00% 2026[1]	2,340	2,324
United Continental Holdings, Inc. 6.00% 2020	400	387
United Rentals, Inc. 4.625% 2025	1,360	1,294
United Rentals, Inc. 5.875% 2026	80	82
United Rentals, Inc. 6.50% 2026	310	316
United Rentals, Inc. 3.875% 2027	215	204
United Rentals, Inc. 5.25% 2030	1,050	1,056
Virgin Australia Holdings Ltd. 7.875% 2021[1]	1,600	745
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	1,470	1,182
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	3,965	3,243
Wesco Aircraft Holdings, Inc. 13.125% 2027[1]	400	323
XPO Logistics, Inc. 6.75% 2024[1]	190	187
		85,897
Energy 7.23%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[1]	1,934	1,321
Antero Resources Corp. 5.375% 2024	1,050	737
Ascent Resources - Utica LLC 10.00% 2022[1]	685	372
Ascent Resources - Utica LLC 7.00% 2026[1]	1,550	459
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[3,4]	1,329	1,180
Berry Petroleum Corp. 7.00% 2026[1]	250	102
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	1,300	982
California Resources Corp. 8.00% 2022[1]	865	19
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.363% 2022[3,4]	950	280
Carrizo Oil & Gas Inc. 6.25% 2023	1,520	372
Centennial Resource Production, LLC 6.875% 2027[1]	705	178
Cheniere Energy Partners, LP 5.625% 2026	600	561
Cheniere Energy Partners, LP 4.50% 2029[1]	1,819	1,629
Cheniere Energy, Inc. 7.00% 2024	1,575	1,386
Cheniere Energy, Inc. 5.875% 2025	750	684
Cheniere Energy, Inc. 3.70% 2029[1]	334	251
Chesapeake Energy Corp. 4.875% 2022	4,300	473
Chesapeake Energy Corp. 11.50% 2025[1]	2,824	480
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.878% 2024[3,4]	1,245	506
Citgo Holding, Inc. 9.25% 2024[1]	634	521
Comstock Resources, Inc. 9.75% 2026	2,211	1,586
CONSOL Energy Inc. 5.875% 2022	7,366	6,795
Constellation Oil Services Holding SA 10.00% 2024[1,6]	7,096	2,838
Convey Park Energy LLC 7.50% 2025[1]	950	679
CVR Energy, Inc. 5.25% 2025[1]	925	726
CVR Energy, Inc. 5.75% 2028[1]	500	378
DCP Midstream Operating LP 4.95% 2022	1,405	1,164
Denbury Resources Inc. 9.00% 2021[1]	1,346	403
Denbury Resources Inc. 7.75% 2024[1]	100	16
American Funds Insurance Series — High-Income Bond Fund — Page 166 of 220

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamond Offshore Drilling, Inc. 7.875% 2025	$770	$204
Diamond Offshore Drilling, Inc. 4.875% 2043	2,760	401
EQT Corp. 6.125% 2025	425	331
EQT Corp. 7.00% 2030	350	263
Extraction Oil & Gas, Inc. 7.375% 2024[1]	100	19
Extraction Oil & Gas, Inc. 5.625% 2026[1]	1,890	328
Genesis Energy, LP 6.50% 2025	2,490	1,818
Hess Midstream Partners LP 5.625% 2026[1]	110	78
Hess Midstream Partners LP 5.125% 2028[1]	825	583
Jonah Energy LLC 7.25% 2025[1]	2,200	110
Matador Resources Co. 5.875% 2026	315	91
McDermott International, Inc. 10.625% 2024[1,5]	4,010	196
McDermott International, Inc., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.25% 2025[3,4,5]	892	269
McDermott International, Inc., Term Loan, (3-month USD-LIBOR + 9.00%) 10.806% 2020[3,4]	304	280
Murphy Oil Corp. 6.875% 2024	1,000	599
Murphy Oil Corp. 5.875% 2027	1,054	555
Nabors Industries Inc. 5.75% 2025	355	81
Nabors Industries Ltd. 7.25% 2026[1]	1,175	408
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	375	213
NGL Energy Partners LP 7.50% 2023	920	327
NGL Energy Partners LP 6.125% 2025	3,815	1,330
Noble Corp. PLC 8.95% 2045[7]	2,075	187
NuStar Logistics, LP 4.80% 2020	90	79
NuStar Logistics, LP 6.75% 2021[1]	505	406
NuStar Logistics, LP 6.00% 2026	1,040	775
Oasis Petroleum Inc. 6.875% 2022	2,500	513
Oasis Petroleum Inc. 6.25% 2026[1]	910	153
Occidental Petroleum Corp. 2.90% 2024	387	211
Parsley Energy, Inc. 5.375% 2025[1]	265	207
Parsley Energy, Inc. 4.125% 2028[1]	610	419
PBF Holding Co. LLC 6.00% 2028[1]	2,075	1,411
PDC Energy Inc. 5.75% 2026	1,100	623
Peabody Energy Corp. 6.00% 2022[1]	2,350	1,616
Peabody Energy Corp. 6.375% 2025[1]	100	53
Petrobras Global Finance Co. 5.299% 2025	511	490
Petrobras Global Finance Co. 6.90% 2049	625	613
Petróleos Mexicanos 6.49% 2027[1]	200	148
Petróleos Mexicanos 5.35% 2028	749	523
Petróleos Mexicanos 6.375% 2045	350	230
Petróleos Mexicanos 6.35% 2048	180	114
Petróleos Mexicanos 7.69% 2050[1]	418	295
QEP Resources, Inc. 5.25% 2023	110	42
QEP Resources, Inc. 5.625% 2026	1,080	402
Range Resources Corp. 4.875% 2025	715	431
Sanchez Energy Corp. 7.25% 2023[1]	739	126
Sanchez Energy Corp., Term Loan, 7.25% 2020[2,3,8]	86	77
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.45% 2020[2,3,4,8]	181	163
Seven Generations Energy Ltd. 5.375% 2025[1]	750	418
SM Energy Co. 6.125% 2022	245	106
SM Energy Co. 5.00% 2024	250	76
SM Energy Co. 5.625% 2025	1,025	288
SM Energy Co. 6.625% 2027	440	131
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)[7]	750	516
Southwestern Energy Co. 7.50% 2026	1,645	1,090
American Funds Insurance Series — High-Income Bond Fund — Page 167 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 7.75% 2027	$475	$316
Sunoco LP 4.875% 2023	3,040	2,962
Sunoco LP 5.50% 2026	825	721
Sunoco LP 6.00% 2027	870	754
Tallgrass Energy Partners, LP 5.50% 2024[1]	1,000	558
Tapstone Energy Inc. 9.75% 2022[1,5]	555	6
Targa Resources Partners LP 6.75% 2024	375	333
Targa Resources Partners LP 5.875% 2026	850	712
Targa Resources Partners LP 6.50% 2027	415	357
Targa Resources Partners LP 6.875% 2029	1,180	959
Targa Resources Partners LP 5.50% 2030[1]	2,470	1,930
Teekay Corp. 9.25% 2022[1]	4,070	4,104
Teekay Offshore Partners LP 8.50% 2023[1]	2,975	2,644
Transocean Guardian Ltd. 5.875% 2024[1]	983	794
Transocean Inc. 8.375% 2021[7]	1,900	1,119
Transocean Inc. 6.125% 2025[1]	2,133	1,744
Transocean Poseidon Ltd. 6.875% 2027[1]	655	535
Transocean Sentry Ltd. 5.375% 2023[1]	1,500	1,271
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[6]	3,576	232
USA Compression Partners, LP 6.875% 2026	400	252
USA Compression Partners, LP 6.875% 2027	375	235
Valaris PLC 7.75% 2026	1,000	100
Valaris PLC 5.75% 2044	2,550	197
Vine Oil & Gas LP 8.75% 2023[1]	2,450	600
Viper Energy Partners LP 5.375% 2027[1]	700	592
Weatherford International PLC 11.00% 2024[1]	5,809	3,546
Whiting Petroleum Corp. 5.75% 2021	335	25
Whiting Petroleum Corp. 6.625% 2026	775	58
WPX Energy, Inc. 5.75% 2026	450	260
WPX Energy, Inc. 4.50% 2030	1,150	629
		77,039
Financials 6.72%
Advisor Group Holdings, LLC 6.25% 2028[1]	2,055	1,742
AG Merger Sub II, Inc. 10.75% 2027[1]	5,594	4,915
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	2,150	2,025
Ally Financial Inc. 8.00% 2031	2,780	3,211
Ally Financial Inc. 8.00% 2031	105	120
AmWINS Group, Inc. 7.75% 2026[1]	435	428
AssuredPartners, Inc. 7.00% 2025[1]	665	603
AssuredPartners, Inc. 8.00% 2027[1]	2,850	2,646
CIT Group Inc. 4.125% 2021	950	941
Compass Diversified Holdings 8.00% 2026[1]	5,260	5,095
Credit Acceptance Corp. 5.125% 2024[1]	765	702
Fairstone Financial Inc. 7.875% 2024[1]	2,483	2,356
FS Energy and Power Fund 7.50% 2023[1]	6,715	6,027
General Motors Acceptance Corp. 7.50% 2020	750	762
goeasy Ltd. 5.375% 2024[1]	1,405	1,319
HUB International Ltd. 7.00% 2026[1]	3,605	3,596
Icahn Enterprises Finance Corp. 6.25% 2022	2,800	2,822
Icahn Enterprises Finance Corp. 5.25% 2027	1,280	1,192
Iris Merger Sub 2019 Inc. 9.375% 2028[1]	1,457	1,424
Ladder Capital Corp. 4.25% 2027[1]	1,325	1,057
LPL Financial Holdings Inc. 4.625% 2027[1]	2,325	2,144
American Funds Insurance Series — High-Income Bond Fund — Page 168 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI Inc. 5.75% 2025[1]	$565	$587
MSCI Inc. 5.375% 2027[1]	1,000	1,022
MSCI Inc. 4.00% 2029[1]	1,395	1,393
MSCI Inc. 3.625% 2030[1]	100	95
Navient Corp. 6.50% 2022	4,240	4,146
Navient Corp. 5.50% 2023	3,235	3,065
Navient Corp. 5.875% 2024	500	463
Navient Corp. 6.125% 2024	500	471
Navient Corp. 5.00% 2027	2,350	2,038
Navient Corp. 5.625% 2033	345	257
OneMain Holdings, Inc. 7.125% 2026	685	674
Owl Rock Capital Corp. 4.625% 2024[1]	900	841
Owl Rock Capital Corp. 3.75% 2025	1,080	899
Raymond James Financial, Inc. 4.65% 2030	825	865
Rede D’Or Finance SARL 4.50% 2030[1]	1,295	1,130
Springleaf Finance Corp. 8.25% 2020	450	453
Springleaf Finance Corp. 6.125% 2024	2,450	2,438
Springleaf Finance Corp. 6.625% 2028	775	730
Springleaf Finance Corp. 5.375% 2029	1,055	972
Starwood Property Trust, Inc. 5.00% 2021	1,710	1,576
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.463% 2026[3,4]	2,793	1,855
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 9.00%) 10.072% 2027[3,4]	800	500
		71,597
Information technology 6.35%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,935
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.027% 2025[3,4]	5,070	3,923
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.45% 2025[3,4]	1,825	1,688
Banff Merger Sub Inc. 9.75% 2026[1]	1,325	1,176
Broadcom Inc. 4.75% 2029[1]	110	112
Camelot Finance SA 4.50% 2026[1]	695	678
CDW Corp. 5.00% 2025	1,150	1,192
CommScope Finance LLC 5.50% 2024[1]	700	713
CommScope Finance LLC 6.00% 2026[1]	1,000	1,004
CommScope Technologies LLC 5.50% 2024[1]	200	186
CommScope Technologies LLC 5.00% 2027[1]	775	678
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 10.25% 2022[3,4]	3,515	3,187
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.813% 2023[2,3,4]	764	661
Diebold, Inc. 8.50% 2024	2,625	1,729
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 5.813% 2022[3,4]	747	653
Fair Isaac Corp. 5.25% 2026[1]	350	350
Fair Isaac Corp. 4.00% 2028[1]	875	847
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	1,836	1,906
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	910	962
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.239% 2025[3,4]	741	716
Gartner, Inc. 5.125% 2025[1]	300	295
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	6,070	6,246
GoDaddy Operating Co. 5.25% 2027[1]	1,840	1,867
Infor (US), Inc. 6.50% 2022	4,575	4,482
Informatica Corp., Term Loan, 7.50% 2025[2,3]	450	405
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 8.572% 2025[3,4]	700	569
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 2024[3,4]	8,645	8,152
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.691% 2024[3,4]	1,355	1,274
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 9.441% 2025[3,4]	766	727
American Funds Insurance Series — High-Income Bond Fund — Page 169 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 8.239% 2025[2,3,4]	$1,150	$920
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.603% 2023[3,4]	1,226	895
NVIDIA Corp. 3.70% 2060	438	476
Open Text Corp. 3.875% 2028[1]	600	567
Open Text Corp. 4.125% 2030[1]	675	638
Oracle Corp. 3.85% 2060	700	708
Power Solutions Ltd., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.441% 2026[2,3,4]	90	83
Presidio Holdings Inc. 8.25% 2028[1]	600	533
PTC Inc. 3.625% 2025[1]	1,175	1,107
Sabre Holdings Corp. 5.25% 2023[1]	100	92
Sabre Holdings Corp. 5.375% 2023[1]	1,179	1,086
Solera Holdings, Inc. 10.50% 2024[1]	1,100	1,085
Tempo Acquisition LLC 6.75% 2025[1]	1,625	1,499
Unisys Corp. 10.75% 2022[1]	1,385	1,462
VeriSign, Inc. 4.625% 2023	650	648
VeriSign, Inc. 5.25% 2025	200	206
VeriSign, Inc. 4.75% 2027	830	865
Veritas Holdings Ltd. 7.50% 2023[1]	3,530	3,137
Veritas Holdings Ltd. 10.50% 2024[1]	525	447
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 2023[3,4]	1,388	1,187
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.239% 2026[3,4]	1,500	1,333
Xerox Corp. 4.125% 2023	377	378
		67,665
Consumer staples 3.23%
Albertsons Cos. LLC 3.50% 2023[1]	1,520	1,508
Albertsons Cos. LLC 6.625% 2024	120	123
Albertsons Cos. LLC 5.75% 2025	515	519
Albertsons Cos. LLC 4.625% 2027[1]	1,275	1,276
B&G Foods, Inc. 5.25% 2025	3,983	3,911
B&G Foods, Inc. 5.25% 2027	1,485	1,453
BJ’s Wholesale Club Inc., Term Loan, (3-month USD-LIBOR + 2.25%) 3.047% 2024[3,4]	540	516
Cott Beverages Inc. 5.50% 2025[1]	855	835
Darling Ingredients Inc. 5.25% 2027[1]	380	371
Energizer Holdings, Inc. 6.375% 2026[1]	2,100	2,133
Energizer Holdings, Inc. 7.75% 2027[1]	930	966
Energizer SpinCo, Inc. 5.50% 2025[1]	625	610
Kraft Heinz Co. 3.95% 2025	1,495	1,473
Kraft Heinz Co. 3.75% 2030[1]	350	335
Kraft Heinz Co. 4.375% 2046	995	902
Lamb Weston Holdings, Inc. 4.625% 2024[1]	850	843
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 5.322% 2026[2,3,4]	3,072	2,811
Performance Food Group, Inc. 5.50% 2027[1]	844	789
Post Holdings, Inc. 5.00% 2026[1]	2,865	2,964
Post Holdings, Inc. 5.625% 2028[1]	1,955	2,000
Post Holdings, Inc. 5.50% 2029[1]	1,085	1,131
Post Holdings, Inc. 4.625% 2030[1]	3,401	3,282
Prestige Brands International Inc. 6.375% 2024[1]	810	835
Prestige Brands International Inc. 5.125% 2028[1]	321	320
Spectrum Brands Inc. 5.75% 2025	800	754
TreeHouse Foods, Inc. 6.00% 2024[1]	1,800	1,798
		34,458
American Funds Insurance Series — High-Income Bond Fund — Page 170 of 220

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 2.79%	Principal amount (000)	Value (000)
Brookfield Property REIT Inc. 5.75% 2026[1]	$4,335	$3,542
Communications Sales & Leasing, Inc. 6.00% 2023[1]	1,200	1,101
Communications Sales & Leasing, Inc. 7.125% 2024[1]	400	300
Equinix, Inc. 5.875% 2026	575	590
Howard Hughes Corp. 5.375% 2025[1]	5,545	5,406
Iron Mountain Inc. 5.75% 2024	3,730	3,739
Iron Mountain Inc. 4.875% 2027[1]	1,350	1,319
Iron Mountain Inc. 5.25% 2028[1]	1,840	1,828
Medical Properties Trust, Inc. 5.00% 2027	2,020	1,975
Realogy Corp. 5.25% 2021[1]	1,865	1,747
Realogy Corp. 4.875% 2023[1]	3,985	3,377
Realogy Corp. 9.375% 2027[1]	2,615	2,224
SBA Communications Corp. 4.00% 2022	1,010	1,017
SBA Communications Corp. 3.875% 2027[1]	1,500	1,515
		29,680
Utilities 2.68%
AES Corp. 4.00% 2021	1,000	988
AES Corp. 4.875% 2023	1,010	978
AES Corp. 5.50% 2025	1,857	1,834
AES Corp. 6.00% 2026	2,165	2,145
AmeriGas Partners, LP 5.50% 2025	1,050	974
AmeriGas Partners, LP 5.75% 2027	450	422
Calpine Corp. 5.75% 2025	300	280
Calpine Corp. 5.25% 2026[1]	550	526
Calpine Corp. 5.125% 2028[1]	1,165	1,081
Clearway Energy Operating LLC 5.00% 2026	440	429
Clearway Energy Operating LLC 4.75% 2028[1]	875	815
DPL Inc. 4.35% 2029[1]	575	549
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	1,925	1,784
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 09/24/2023)[1,7]	1,750	1,860
Exelon Corp. 4.70% 2050	175	184
NextEra Energy Partners, LP 4.25% 2024[1]	185	181
NextEra Energy Partners, LP 3.875% 2026[1]	140	134
NGL Energy Partners LP 7.50% 2026	2,525	902
NRG Energy, Inc. 7.25% 2026	755	795
Pacific Gas and Electric Co. 2.45% 2022[5]	675	667
Pacific Gas and Electric Co. 3.25% 2023[5]	450	436
Pacific Gas and Electric Co. 6.05% 2034[5]	1,575	1,599
Talen Energy Corp. 6.50% 2025	575	377
Talen Energy Corp. 10.50% 2026[1]	5,425	3,944
Talen Energy Corp. 7.25% 2027[1]	4,825	4,387
Vistra Operations Co. LLC 3.55% 2024[1]	350	330
		28,601
Total corporate bonds & notes		979,926
Bonds & notes of governments outside the U.S. 0.04%
Panama (Republic of) 4.50% 2056	435	475
American Funds Insurance Series — High-Income Bond Fund — Page 171 of 220

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.00% Puerto Rico 0.00%	Principal amount (000)	Value (000)
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	$5	$5
Total bonds, notes & other debt instruments (cost: $1,143,395,000)		980,406
Convertible bonds 0.19% Communication services 0.19%
DISH DBS Corp., convertible notes, 3.375% 2026	1,010	822
Gogo Inc., convertible notes, 6.00% 2022	422	299
Live Nation Entertainment, Inc., convertible notes, 2.125% 2025[1]	430	344
Twitter, Inc., convertible notes, 1.00% 2021	617	585
Total convertible bonds (cost: $2,507,000)		2,050
Convertible stocks 0.67% Utilities 0.26%	Shares
Dominion Energy, Inc., Series A units, convertible preferred shares, 7.25% 2022	5,800	534
NextEra Energy, Inc., units, convertible preferred shares, 5.279% 2023	11,700	516
Southern Co., units, convertible preferred shares, 6.75% 2022	11,000	488
Essential Utilities, Inc., units, convertible preferred shares, 6.00% 2022	8,600	461
DTE Energy Co., units, convertible preferred shares, 6.25% 2022	10,263	386
American Electric Power Co., Inc., convertible preferred shares, 6.125% 2022	8,000	386
		2,771
Industrials 0.25%
Associated Materials, LLC, convertible preferred shares, 14.00% 2020[2,8]	4,850	2,656
Real estate 0.06%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	500	625
Health care 0.06%
Elanco Animal Health Inc., units, convertible preferred shares, 5.00% 2023[10]	14,600	601
Information technology 0.04%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	450	421
Total convertible stocks (cost: $9,626,000)		7,074
Preferred securities 0.17% Consumer discretionary 0.17%
Neiman Marcus Group, Inc., preferred shares[1,10]	2,470,906	1,816
Total preferred securities (cost: $1,656,000)		1,816
American Funds Insurance Series — High-Income Bond Fund — Page 172 of 220

unaudited
Common stocks 0.99% Health care 0.49%	Shares	Value (000)
Rotech Healthcare Inc.[2,8,10,11]	201,793	$4,843
Advanz Pharma Corp. Ltd.[10,11]	80,350	309
Advanz Pharma Corp. Ltd.[10]	29,584	114
		5,266
Energy 0.31%
Tribune Resources, LLC[2,10]	1,006,339	1,635
Weatherford International[10]	156,870	934
Ascent Resources - Utica, LLC, Class A2,8,10,11	6,297,894	756
McDermott International, Inc.[10]	3,370	—[9]
		3,325
Materials 0.09%
Hexion Holdings Corp., Class B10	74,701	710
First Quantum Minerals Ltd.	44,800	229
		939
Consumer discretionary 0.05%
Chewy, Inc., Class A10	15,000	562
Information technology 0.03%
MoneyGram International, Inc.[10]	145,000	190
Diebold Nixdorf, Inc.[10]	32,000	113
		303
Communication services 0.02%
iHeartMedia, Inc., Class A10	22,639	165
Frontier Communications Corp.[10]	13,333	5
Adelphia Recovery Trust, Series Arahova[2,8,10]	388,601	2
Adelphia Recovery Trust, Series ACC-1[2,8,10]	449,306	—[9]
		172
Total common stocks (cost: $19,483,000)		10,567
Rights & warrants 0.03% Energy 0.03%
Sable Permian Resources, LLC, warrants, expire 2024[1,2,8,10]	9,715	267
Tribune Resources, LLC, Class A, warrants, expire 2023[2,8,10]	336,564	3
Tribune Resources, LLC, Class B, warrants, expire 2023[2,8,10]	261,772	1
Tribune Resources, LLC, Class C, warrants, expire 2023[2,8,10]	247,225	1
Ultra Petroleum Corp., warrants, expire 2025[10]	80,710	3
		275
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[2,8,10]	68,899	—[9]
Total rights & warrants (cost: $2,287,000)		275
American Funds Insurance Series — High-Income Bond Fund — Page 173 of 220

unaudited
Short-term securities 3.71% Money market investments 3.71%	Shares	Value (000)
Capital Group Central Cash Fund 1.00%[12]	395,871	$39,603
Total short-term securities (cost: $39,262,000)		39,603
Total investment securities 97.75% (cost: $1,218,216,000)		1,041,791
Other assets less liabilities 2.25%		23,929
Net assets 100.00%		$1,065,720
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments (000)	Unrealized appreciation at 3/31/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$11,332	$728	$544	$184
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $659,865,000, which represented 61.92% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $23,009,000, which represented 2.16% of the net assets of the fund.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $56,351,000, which represented 5.29% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Amount less than one thousand.
[10]	Security did not produce income during the last 12 months.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Rate represents the seven-day yield at 3/31/2020.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$4,843.45%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	756.07
Advanz Pharma Corp. Ltd.	8/31/2018	1,017	309.03
Total private placement securities		$ 5,650	$ 5,908.55%
Key to abbreviations and symbol
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 174 of 220

Mortgage Fund
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 90.50% Mortgage-backed obligations 85.46% Federal agency mortgage-backed obligations 80.51%	Principal amount (000)	Value (000)
Fannie Mae Pool #MA2629 3.00% 2026[1]	$210	$220
Fannie Mae Pool #AL5603 3.00% 2027[1]	811	851
Fannie Mae Pool #MA3159 3.00% 2027[1]	45	47
Fannie Mae Pool #MA3315 3.00% 2028[1]	16	17
Fannie Mae Pool #AL3803 3.00% 2028[1]	12	13
Fannie Mae Pool #BM4299 3.00% 2030[1]	900	944
Fannie Mae Pool #695412 5.00% 2033[1]	—[2]	—[2]
Fannie Mae Pool #MA3657 3.00% 2034[1]	625	655
Fannie Mae Pool #AD3566 5.00% 2035[1]	2	2
Fannie Mae Pool #MA2856 4.00% 2036[1]	385	421
Fannie Mae Pool #256583 5.00% 2036[1]	36	38
Fannie Mae Pool #889101 3.365% 2038[1,3]	52	51
Fannie Mae Pool #964279 4.499% 2038[1,3]	33	34
Fannie Mae Pool #964708 4.64% 2038[1,3]	4	4
Fannie Mae Pool #AC0794 5.00% 2039[1]	10	11
Fannie Mae Pool #931768 5.00% 2039[1]	2	2
Fannie Mae Pool #AL9335 4.07% 2040[1,3]	1,767	1,808
Fannie Mae Pool #932606 5.00% 2040[1]	5	6
Fannie Mae Pool #AJ1873 4.00% 2041[1]	9	10
Fannie Mae Pool #AL9326 4.087% 2041[1,3]	2,196	2,251
Fannie Mae Pool #AL9327 4.355% 2041[1,3]	1,520	1,559
Fannie Mae Pool #AE1248 5.00% 2041[1]	13	14
Fannie Mae Pool #AE1274 5.00% 2041[1]	10	11
Fannie Mae Pool #AE1277 5.00% 2041[1]	5	6
Fannie Mae Pool #AE1283 5.00% 2041[1]	3	4
Fannie Mae Pool #AE1290 5.00% 2042[1]	8	9
Fannie Mae Pool #AL3829 3.50% 2043[1]	80	86
Fannie Mae Pool #AT7161 3.50% 2043[1]	37	40
Fannie Mae Pool #AR1512 3.50% 2043[1]	18	19
Fannie Mae Pool #AT0412 3.50% 2043[1]	8	9
Fannie Mae Pool #AT3954 3.50% 2043[1]	5	5
Fannie Mae Pool #AT0300 3.50% 2043[1]	3	3
Fannie Mae Pool #AX8521 3.50% 2044[1]	7	8
Fannie Mae Pool #AY1829 3.50% 2044[1]	5	6
Fannie Mae Pool #AW8240 3.50% 2044[1]	1	1
Fannie Mae Pool #BE5017 3.50% 2045[1]	46	49
Fannie Mae Pool #BE5009 3.50% 2045[1]	42	45
Fannie Mae Pool #BE8740 3.50% 2047[1]	40	43
Fannie Mae Pool #BE8742 3.50% 2047[1]	12	13
Fannie Mae Pool #BH2848 3.50% 2047[1]	7	7
Fannie Mae Pool #BH2847 3.50% 2047[1]	6	6
Fannie Mae Pool #BH2846 3.50% 2047[1]	5	6
Fannie Mae Pool #BJ5015 4.00% 2047[1]	107	117
Fannie Mae Pool #BH3122 4.00% 2047[1]	4	4
Fannie Mae Pool #BM4488 3.428% 2048[1,3]	1,541	1,601
American Funds Insurance Series — Mortgage Fund — Page 175 of 220

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ4901 3.50% 2048[1]	$24	$26
Fannie Mae Pool #CA2850 4.00% 2048[1]	118	130
Fannie Mae Pool #BK6840 4.00% 2048[1]	71	77
Fannie Mae Pool #BK5232 4.00% 2048[1]	47	51
Fannie Mae Pool #BK9743 4.00% 2048[1]	20	22
Fannie Mae Pool #BK7665 4.50% 2048[1]	474	522
Fannie Mae Pool #BK0951 4.50% 2048[1]	354	390
Fannie Mae Pool #BK9761 4.50% 2048[1]	25	27
Fannie Mae Pool #CA4566 3.50% 2049[1]	2,787	2,948
Fannie Mae Pool #CA5357 3.50% 2049[1]	1,000	1,060
Fannie Mae Pool #CA4151 3.50% 2049[1]	359	387
Fannie Mae Pool #FM1062 3.50% 2049[1]	357	384
Fannie Mae Pool #FM1443 3.50% 2049[1]	297	319
Fannie Mae Pool #MA3574 3.50% 2049[1]	200	212
Fannie Mae Pool #CA5166 3.50% 2049[1]	150	159
Fannie Mae Pool #FM1028 3.50% 2049[1]	111	118
Fannie Mae Pool #BJ8411 3.50% 2049[1]	86	92
Fannie Mae Pool #BN8901 3.50% 2049[1]	4	4
Fannie Mae Pool #BJ8402 3.555% 2049[1,3]	249	260
Fannie Mae Pool #CA5496 3.00% 2050[1]	10,055	10,639
Freddie Mac Pool #ZK3775 3.00% 2026[1]	728	764
Freddie Mac Pool #ZK4162 3.00% 2027[1]	368	386
Freddie Mac Pool #ZS6520 3.00% 2027[1]	5	5
Freddie Mac Pool #ZS6765 3.00% 2028[1]	159	167
Freddie Mac Pool #ZS8574 3.00% 2030[1]	181	190
Freddie Mac Pool #ZT2019 3.00% 2034[1]	2,000	2,095
Freddie Mac Pool #A18781 5.00% 2034[1]	1,021	1,132
Freddie Mac Pool #SB8027 3.00% 2035[1]	1,250	1,313
Freddie Mac Pool #C91883 4.00% 2036[1]	3,893	4,258
Freddie Mac Pool #840222 4.048% 2040[1,3]	392	402
Freddie Mac Pool #Q18236 3.50% 2043[1]	35	38
Freddie Mac Pool #Q19133 3.50% 2043[1]	21	23
Freddie Mac Pool #Q17696 3.50% 2043[1]	20	21
Freddie Mac Pool #Q15874 4.00% 2043[1]	2	2
Freddie Mac Pool #Q28558 3.50% 2044[1]	115	124
Freddie Mac Pool #760012 3.04% 2045[1,3]	127	131
Freddie Mac Pool #760013 3.181% 2045[1,3]	97	100
Freddie Mac Pool #760014 3.499% 2045[1,3]	1,367	1,415
Freddie Mac Pool #760015 3.23% 2047[1,3]	210	215
Freddie Mac Pool #Q52069 3.50% 2047[1]	61	66
Freddie Mac Pool #Q51622 3.50% 2047[1]	45	49
Freddie Mac Pool #Q47615 3.50% 2047[1]	38	41
Freddie Mac Pool #ZT1319 3.50% 2048[1]	164	173
Freddie Mac Pool #Q55056 3.50% 2048[1]	76	81
Freddie Mac Pool #Q54709 3.50% 2048[1]	42	45
Freddie Mac Pool #Q54701 3.50% 2048[1]	40	43
Freddie Mac Pool #Q54782 3.50% 2048[1]	38	41
Freddie Mac Pool #Q54781 3.50% 2048[1]	35	37
Freddie Mac Pool #Q56591 3.50% 2048[1]	31	34
Freddie Mac Pool #Q54700 3.50% 2048[1]	29	32
Freddie Mac Pool #Q55060 3.50% 2048[1]	26	28
Freddie Mac Pool #Q56590 3.50% 2048[1]	22	23
Freddie Mac Pool #Q56589 3.50% 2048[1]	20	21
Freddie Mac Pool #Q54698 3.50% 2048[1]	16	17
American Funds Insurance Series — Mortgage Fund — Page 176 of 220

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q54699 3.50% 2048[1]	$15	$16
Freddie Mac Pool #Q54831 3.50% 2048[1]	11	12
Freddie Mac Pool #G67711 4.00% 2048[1]	560	611
Freddie Mac Pool #Q56599 4.00% 2048[1]	74	81
Freddie Mac Pool #Q56576 4.00% 2048[1]	74	79
Freddie Mac Pool #Q56175 4.00% 2048[1]	53	57
Freddie Mac Pool #Q55971 4.00% 2048[1]	44	48
Freddie Mac Pool #Q55970 4.00% 2048[1]	22	24
Freddie Mac Pool #Q58411 4.50% 2048[1]	158	173
Freddie Mac Pool #Q58436 4.50% 2048[1]	60	66
Freddie Mac Pool #Q58378 4.50% 2048[1]	59	64
Freddie Mac Pool #Q57242 4.50% 2048[1]	50	54
Freddie Mac Pool #RA1936 3.50% 2049[1]	897	949
Freddie Mac Pool #ZT1863 3.50% 2049[1]	689	730
Freddie Mac Pool #RA1580 3.50% 2049[1]	244	263
Freddie Mac Pool #RA1463 3.50% 2049[1]	241	260
Freddie Mac Pool #QA0284 3.50% 2049[1]	168	181
Freddie Mac Pool #QA2748 3.50% 2049[1]	32	35
Freddie Mac, Series KJ02, Class A2, Multi Family, 2.597% 2020[1]	119	119
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	5,043
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	1,250	1,340
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,3]	1,100	1,333
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,3]	800	966
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,3]	900	1,097
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	1,447	1,504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,397	1,452
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,3]	1,191	1,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	780	812
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class AR, 3.25% 2056[1,3]	151	159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	792	825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	11,292	11,870
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,100	7,600
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	3,990	4,283
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	104	110
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,581	6,822
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,816	1,878
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	2,904	2,860
Government National Mortgage Assn. 3.75% 2034[1]	1,086	1,163
Government National Mortgage Assn. 3.75% 2038[1]	681	731
Government National Mortgage Assn. 3.75% 2039[1]	782	839
Government National Mortgage Assn. 4.00% 2039[1]	319	330
Government National Mortgage Assn. 6.00% 2039[1]	167	190
Government National Mortgage Assn. 4.00% 2040[1]	368	381
Government National Mortgage Assn. 5.50% 2040[1]	1,390	1,577
Government National Mortgage Assn. 4.50% 2041[1]	29	31
Government National Mortgage Assn. 5.00% 2041[1]	849	936
Government National Mortgage Assn. 5.00% 2041[1]	645	693
Government National Mortgage Assn. 6.50% 2041[1]	148	170
Government National Mortgage Assn. 3.50% 2042[1]	213	225
Government National Mortgage Assn. 3.50% 2042[1]	215	221
Government National Mortgage Assn. 3.50% 2043[1]	1,874	2,007
Government National Mortgage Assn. 3.50% 2043[1]	1,525	1,633
Government National Mortgage Assn. 3.50% 2043[1]	1,205	1,297
Government National Mortgage Assn. 3.50% 2043[1]	874	936
American Funds Insurance Series — Mortgage Fund — Page 177 of 220

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2043[1]	$703	$748
Government National Mortgage Assn. 3.50% 2043[1]	206	218
Government National Mortgage Assn. 3.75% 2044[1]	606	650
Government National Mortgage Assn. 4.25% 2044[1]	1,564	1,731
Government National Mortgage Assn. 4.00% 2046[1]	681	722
Government National Mortgage Assn. 4.50% 2049[1]	16,542	17,605
Government National Mortgage Assn. 3.50% 2050[1,4]	2,995	3,155
Government National Mortgage Assn. 4.50% 2050[1,4]	537	570
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	250	258
Government National Mortgage Assn. Pool #MA1411 3.50% 2043[1]	242	249
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[1]	6,660	7,134
Government National Mortgage Assn. Pool #MA6219 3.50% 2049[1]	1,648	1,740
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[1]	788	832
Government National Mortgage Assn. Pool #MA6154 3.50% 2049[1]	236	249
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[1]	91	97
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	1,268	1,348
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[1]	953	1,014
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	583	620
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[1]	40	42
Government National Mortgage Assn. Pool #AO0409 4.519% 2065[1]	288	299
Government National Mortgage Assn. Pool #AO0461 4.53% 2065[1]	157	163
Government National Mortgage Assn. Pool #AN1825 4.542% 2065[1]	502	524
Government National Mortgage Assn. Pool #AO0385 4.499% 2066[1]	927	979
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	6	7
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	15,234	15,635
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	3,266	3,354
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	17,013	17,792
Uniform Mortgage-Backed Security 3.00% 2050[1,4]	5,000	5,244
Uniform Mortgage-Backed Security 3.50% 2050[1,4]	12,763	13,502
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	9,000	9,688
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,674	3,764
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	248	256
		220,959
Collateralized mortgage-backed obligations (privately originated) 4.95%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,3,5]	608	596
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,3,5]	286	284
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,3,5]	1,000	1,013
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,5]	714	701
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[1,3,5]	672	671
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,3,5]	791	809
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,3,5]	754	751
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.377% 2052[1,3,5]	750	738
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,3,5]	70	71
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,3,5]	185	185
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,3,5]	247	246
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[1,3,5]	580	577
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,3,5]	591	586
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,3,5]	1,685	1,724
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,3,5]	116	116
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,3,5]	486	483
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,5]	1,227	1,159
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 1.597% 2052[1,3,5]	760	762
American Funds Insurance Series — Mortgage Fund — Page 178 of 220

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,3,5]	$573	$568
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.547% 2057[1,3,5]	42	42
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,3,5]	214	214
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,3,5]	146	143
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,3,5]	113	111
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,5]	639	641
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,3,5]	222	226
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,3,5]	154	157
		13,574
Total mortgage-backed obligations		234,533
U.S. Treasury bonds & notes 3.06% U.S. Treasury inflation-protected securities 3.06%
U.S. Treasury Inflation-Protected Security 2.125% 2041[6,7]	130	181
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	7,346	8,224
Total U.S. Treasury bonds & notes		8,405
Federal agency bonds & notes 1.10%
Federal Home Loan Bank 1.375% 2021	3,000	3,026
Asset-backed obligations 0.88%
American Express Credit Account Master Trust, Series 2018-3, Class A, 1.025% 2025[1,3]	210	206
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,5]	169	168
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	1,000	965
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,3,5]	136	137
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.789% 2027[1,3,5]	725	696
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.861% 2025[1,3,5]	184	183
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[1]	42	42
		2,397
Total bonds, notes & other debt instruments (cost: $241,043,000)		248,361
Short-term securities 25.90% Commercial paper 13.26%
Société Générale 0.04% due 4/1/2020[5]	8,200	8,200
Emerson Electric Co. 1.11% due 4/6/2020[5]	7,100	7,099
Apple Inc. 1.15% due 4/22/2020[5]	7,100	7,095
Bank of New York Co., Inc. 1.57% due 4/1/2020	7,000	7,000
EssilorLuxottica 1.25% due 4/2/2020[5]	7,000	7,000
		36,394
American Funds Insurance Series — Mortgage Fund — Page 179 of 220

unaudited
Short-term securities (continued) Federal agency discount notes 12.64%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.53%-1.57% due 4/3/2020-5/22/2020	$24,700	$24,699
Federal Farm Credit Banks 0.24% due 5/27/2020	5,000	4,999
Freddie Mac 1.13% due 7/17/2020	5,000	4,997
		34,695
Total short-term securities (cost: $71,043,000)		71,089
Total investment securities 116.40% (cost: $312,086,000)		319,450
Other assets less liabilities (16.40)%		(44,999)
Net assets 100.00%		$274,451
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 3/31/2020[9] (000)	Unrealized appreciation at 3/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	495	July 2020	$49,500	$62,053	$1,219
10 Year U.S. Treasury Note Futures	Long	147	June 2020	14,700	20,387	944
10 Year Ultra U.S. Treasury Note Futures	Long	69	June 2020	6,900	10,766	575
20 Year U.S. Treasury Bond Futures	Long	35	June 2020	3,500	6,267	480
30 Year Ultra U.S. Treasury Bond Futures	Long	45	June 2020	4,500	9,985	525
						$3,743
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2020 (000)
3-month USD-LIBOR	2.806%	8/29/2020	$300	$(2)	$—	$(2)
1.454%	U.S. EFFR	12/10/2020	20,100	142	—	142
1.4555%	U.S. EFFR	12/10/2020	16,900	120	—	120
1.491%	U.S. EFFR	12/16/2020	18,625	143	—	143
1.487%	U.S. EFFR	12/16/2020	18,375	141	—	141
1.426%	U.S. EFFR	2/11/2021	20,000	216	—	216
1.424%	U.S. EFFR	2/11/2021	20,000	216	—	216
1.34%	U.S. EFFR	10/18/2021	21,000	345	—	345
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	695	—	695
1.3615%	U.S. EFFR	11/1/2021	29,500	514	—	514
2.012%	3-month USD-LIBOR	10/4/2022	9,000	353	—	353
2.00%	3-month USD-LIBOR	10/5/2022	41,500	1,619	—	1,619
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	171	—	171
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(1,828)	—	(1,828)
2.21875%	U.S. EFFR	3/14/2024	9,000	735	—	735
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(755)	—	(755)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(1,743)	—	(1,743)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(1,148)	—	(1,148)
3-month USD-LIBOR	2.05%	7/18/2029	6,000	(741)	—	(741)
U.S. EFFR	1.485%	10/23/2029	2,100	(199)	—	(199)
U.S. EFFR	1.453%	10/24/2029	2,500	(229)	—	(229)
1.419%	U.S. EFFR	11/26/2029	6,000	536	—	536
American Funds Insurance Series — Mortgage Fund — Page 180 of 220

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2020 (000)
3-month USD-LIBOR	3.206%	7/31/2044	$1,000	$(529)	$—	$(529)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(1,072)	—	(1,072)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(1,610)	—	(1,610)
3-month USD-LIBOR	1.934%	12/12/2049	2,200	(620)	—	(620)
3-month USD-LIBOR	1.935%	12/17/2049	2,480	(700)	—	(700)
3-month USD-LIBOR	2.007%	12/19/2049	900	(271)	—	(271)
3-month USD-LIBOR	2.045%	12/27/2049	2,200	(686)	—	(686)
3-month USD-LIBOR	2.0375%	1/6/2050	1,260	(390)	—	(390)
3-month USD-LIBOR	1.961%	1/9/2050	2,400	(692)	—	(692)
3-month USD-LIBOR	1.678%	2/21/2050	2,160	(457)	—	(457)
					$—	$(7,726)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,152,000, which represented 16.09% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,375,000, which represented 2.32% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Mortgage Fund — Page 181 of 220

Ultra-Short Bond Fund
Investment portfolio
March 31, 2020
unaudited
Short-term securities 100.49% Commercial paper 69.18%	Principal amount (000)	Value (000)
DBS Bank Ltd. 1.75% due 4/7/2020[1]	$11,000	$10,999
L’Oréal USA, Inc. 1.50% due 4/2/2020[1]	11,000	10,999
NIKE, Inc. 1.70% due 4/6/2020[1]	11,000	10,998
Roche Holdings, Inc. 1.50%–1.60% due 4/14/2020–4/20/2020[1]	10,700	10,694
EssilorLuxottica 1.25% due 4/1/2020[1]	10,000	10,000
Paccar Financial Corp. 1.90% due 4/3/2020	10,000	10,000
Starbird Funding Corp. 0.25% due 4/1/2020[1]	10,000	10,000
Pfizer Inc. 1.95% due 4/6/2020[1]	10,000	9,999
Total Capital Canada Ltd. 1.70% due 4/6/2020[1]	10,000	9,999
Mizuho Bank, Ltd. 1.76% due 4/22/2020[1]	10,000	9,996
Simon Property Group, LP 1.58% due 4/14/2020[1]	10,000	9,996
Svenska Handelsbanken Inc. 1.80% due 4/20/2020[1]	10,000	9,996
BMW U.S. Capital LLC 1.65% due 4/13/2020[1]	10,000	9,994
Apple Inc. 1.05% due 4/28/2020[1]	10,000	9,991
Coca-Cola Co. 1.61% due 4/28/2020[1]	10,000	9,991
ExxonMobil Corp. 1.60% due 5/21/2020	10,000	9,971
OMERS Finance Trust 1.71%–1.72% due 4/20/2020–4/23/2020[1]	9,500	9,493
DNB Bank 1.61% due 4/13/2020[1]	8,700	8,699
Henkel of America, Inc. 1.65% due 5/4/2020[1]	8,500	8,490
Chevron Corp. 1.57% due 6/24/2020[1]	8,425	8,382
Gotham Funding Corp. 1.63% due 4/14/2020[1]	8,000	7,996
Novartis Finance Corp. 1.58% due 4/17/2020[1]	8,000	7,996
Emerson Electric Co. 1.11% due 4/6/2020[1]	7,200	7,199
NRW.Bank 1.85% due 4/8/2020[1]	5,000	4,999
CRC Funding, LLC 1.73% due 4/20/2020[1]	5,000	4,996
Thunder Bay Funding, LLC 1.60% due 4/22/2020[1]	4,800	4,796
General Dynamics Corp. 1.05% due 4/16/2020[1]	2,800	2,799
		239,468
Bonds & notes of governments & government agencies outside the U.S. 14.15%
CPPIB Capital Inc. 1.64% due 4/21/2020	10,300	10,293
Caisse d’Amortissement de la Dette Sociale 1.68% due 4/24/2020	10,100	10,093
Hydro-Québec 1.10%–1.30% due 4/17/2020–4/24/2020[1]	10,100	10,093
Denmark (Kingdom of) 0.89% due 5/4/2020	10,100	10,092
International Bank for Reconstruction and Development 0.65% due 4/6/2020	8,400	8,400
		48,971
Federal agency discount notes 11.47%
Federal Home Loan Bank 0.53%–1.57% due 4/27/2020–6/12/2020	12,700	12,699
Tennessee Valley Authority 0.56% due 4/8/2020	11,900	11,900
Fannie Mae 0.20%–1.56% due 4/16/2020–10/16/2020	10,100	10,094
Federal Farm Credit Banks 0.01% due 4/30/2020	5,000	4,999
		39,692
American Funds Insurance Series — Ultra-Short Bond Fund — Page 182 of 220

unaudited
Short-term securities (continued) U.S. Treasury bills 5.69%	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.44%–1.57% due 4/2/2020–4/14/2020	$19,700	$19,700
Total short-term securities (cost: $347,783,000)		347,831
Total investment securities 100.49% (cost: $347,783,000)		347,831
Other assets less liabilities (0.49)%		(1,681)
Net assets 100.00%		$346,150
The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $224,594,000, which represented 64.88% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 183 of 220

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 94.80% Mortgage-backed obligations 43.89% Federal agency mortgage-backed obligations 43.89%	Principal amount (000)	Value (000)
Fannie Mae Pool #AO5427 3.00% 2027[1]	$902	$947
Fannie Mae Pool #AP7539 3.00% 2027[1]	318	333
Fannie Mae Pool #257104 6.50% 2028[1]	117	131
Fannie Mae Pool #BM4299 3.00% 2030[1]	885	928
Fannie Mae Pool #BM3501 3.00% 2032[1]	282	297
Fannie Mae Pool #695412 5.00% 2033[1]	1	1
Fannie Mae Pool #BN7354 3.00% 2034[1]	315	330
Fannie Mae Pool #BK9093 3.00% 2034[1]	290	304
Fannie Mae Pool #MA3657 3.00% 2034[1]	210	220
Fannie Mae Pool #AD3566 5.00% 2035[1]	8	9
Fannie Mae Pool #MA2746 4.00% 2036[1]	6,287	6,878
Fannie Mae Pool #AS6870 4.00% 2036[1]	5,023	5,493
Fannie Mae Pool #MA2588 4.00% 2036[1]	1,596	1,745
Fannie Mae Pool #256860 6.50% 2037[1]	22	26
Fannie Mae Pool #888698 7.00% 2037[1]	51	58
Fannie Mae Pool #256828 7.00% 2037[1]	4	5
Fannie Mae Pool #970343 6.00% 2038[1]	16	17
Fannie Mae Pool #AC0794 5.00% 2039[1]	41	46
Fannie Mae Pool #931768 5.00% 2039[1]	7	8
Fannie Mae Pool #932606 5.00% 2040[1]	21	24
Fannie Mae Pool #AJ1873 4.00% 2041[1]	35	38
Fannie Mae Pool #AH0351 4.50% 2041[1]	796	873
Fannie Mae Pool #AI1862 5.00% 2041[1]	689	776
Fannie Mae Pool #AI3510 5.00% 2041[1]	426	480
Fannie Mae Pool #AJ0704 5.00% 2041[1]	359	404
Fannie Mae Pool #AJ5391 5.00% 2041[1]	230	259
Fannie Mae Pool #AE1248 5.00% 2041[1]	51	57
Fannie Mae Pool #AE1274 5.00% 2041[1]	39	44
Fannie Mae Pool #AE1277 5.00% 2041[1]	21	24
Fannie Mae Pool #AE1283 5.00% 2041[1]	13	15
Fannie Mae Pool #AE1290 5.00% 2042[1]	31	35
Fannie Mae Pool #AL3829 3.50% 2043[1]	318	342
Fannie Mae Pool #AT7161 3.50% 2043[1]	149	160
Fannie Mae Pool #AR1512 3.50% 2043[1]	71	76
Fannie Mae Pool #AT0412 3.50% 2043[1]	33	35
Fannie Mae Pool #AT3954 3.50% 2043[1]	20	22
Fannie Mae Pool #AT0300 3.50% 2043[1]	12	13
Fannie Mae Pool #AX8521 3.50% 2044[1]	28	30
Fannie Mae Pool #AY1829 3.50% 2044[1]	21	23
Fannie Mae Pool #AW8240 3.50% 2044[1]	4	4
Fannie Mae Pool #BM6240 3.984% 2044[1,2]	2,168	2,219
Fannie Mae Pool #BE5017 3.50% 2045[1]	183	196
Fannie Mae Pool #BE5009 3.50% 2045[1]	168	180
Fannie Mae Pool #CA0770 3.50% 2047[1]	12,189	12,977
Fannie Mae Pool #BE8740 3.50% 2047[1]	160	171
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 184 of 220

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BE8742 3.50% 2047[1]	$47	$50
Fannie Mae Pool #BH2848 3.50% 2047[1]	27	29
Fannie Mae Pool #BH2847 3.50% 2047[1]	24	25
Fannie Mae Pool #BH2846 3.50% 2047[1]	21	22
Fannie Mae Pool #BH2597 4.00% 2047[1]	23,395	25,114
Fannie Mae Pool #BJ5015 4.00% 2047[1]	428	466
Fannie Mae Pool #BH3122 4.00% 2047[1]	15	16
Fannie Mae Pool #BM4488 3.428% 2048[1,2]	7,126	7,406
Fannie Mae Pool #BM3788 3.50% 2048[1]	10,670	11,463
Fannie Mae Pool #BJ4901 3.50% 2048[1]	98	105
Fannie Mae Pool #CA2850 4.00% 2048[1]	473	520
Fannie Mae Pool #BK6840 4.00% 2048[1]	284	309
Fannie Mae Pool #BK5232 4.00% 2048[1]	188	205
Fannie Mae Pool #BK9743 4.00% 2048[1]	81	88
Fannie Mae Pool #MA3467 4.00% 2048[1]	3	3
Fannie Mae Pool #BK7665 4.50% 2048[1]	1,897	2,087
Fannie Mae Pool #BK0951 4.50% 2048[1]	1,417	1,559
Fannie Mae Pool #BK9761 4.50% 2048[1]	100	110
Fannie Mae Pool #CA4358 3.50% 2049[1]	2,746	2,904
Fannie Mae Pool #CA4026 3.50% 2049[1]	2,717	2,872
Fannie Mae Pool #CA4151 3.50% 2049[1]	1,436	1,548
Fannie Mae Pool #FM1062 3.50% 2049[1]	1,427	1,535
Fannie Mae Pool #FM1443 3.50% 2049[1]	1,188	1,276
Fannie Mae Pool #CA5166 3.50% 2049[1]	950	1,006
Fannie Mae Pool #CA4813 3.50% 2049[1]	379	401
Fannie Mae Pool #BJ8411 3.50% 2049[1]	343	368
Fannie Mae Pool #BM5446 3.50% 2049[1]	70	74
Fannie Mae Pool #BJ8402 3.555% 2049[1,2]	1,152	1,201
Fannie Mae, Series 2001-4, Class NA, 9.014% 2025[1,2]	—[3]	—[3]
Fannie Mae, Series 2001-4, Class GA, 9.136% 2025[1,2]	—[3]	—[3]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[1]	55	65
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	1,429	1,458
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[1]	1,132	1,167
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.229% 2023[1,2]	1,514	1,597
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.478% 2024[1,2]	2,878	3,123
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	103	98
Freddie Mac Pool #G13645 5.50% 2024[1]	185	194
Freddie Mac Pool #ZK3727 3.00% 2026[1]	280	294
Freddie Mac Pool #ZK7580 3.00% 2027[1]	421	441
Freddie Mac Pool #ZS7367 3.00% 2028[1]	633	664
Freddie Mac Pool #ZK7590 3.00% 2029[1]	943	989
Freddie Mac Pool #ZS8602 3.00% 2031[1]	49	52
Freddie Mac Pool #ZT1344 3.00% 2033[1]	2,748	2,884
Freddie Mac Pool #ZT0716 3.00% 2033[1]	185	194
Freddie Mac Pool #SB8027 3.00% 2035[1]	2,036	2,137
Freddie Mac Pool #1H1354 4.217% 2036[1,2]	160	162
Freddie Mac Pool #C03518 5.00% 2040[1]	772	858
Freddie Mac Pool #G06459 5.00% 2041[1]	1,453	1,636
Freddie Mac Pool #Q18236 3.50% 2043[1]	140	151
Freddie Mac Pool #Q19133 3.50% 2043[1]	85	92
Freddie Mac Pool #Q17696 3.50% 2043[1]	80	86
Freddie Mac Pool #Q23190 4.00% 2043[1]	341	373
Freddie Mac Pool #Q15874 4.00% 2043[1]	7	7
Freddie Mac Pool #841039 4.28% 2043[1,2]	2,353	2,389
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 185 of 220

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q28558 3.50% 2044[1]	$462	$496
Freddie Mac Pool #760012 3.04% 2045[1,2]	587	605
Freddie Mac Pool #760013 3.181% 2045[1,2]	448	464
Freddie Mac Pool #760014 3.499% 2045[1,2]	1,094	1,132
Freddie Mac Pool #760015 3.23% 2047[1,2]	945	966
Freddie Mac Pool #Q52157 3.50% 2047[1]	14,103	14,993
Freddie Mac Pool #V83598 3.50% 2047[1]	10,926	11,615
Freddie Mac Pool #Q52069 3.50% 2047[1]	245	263
Freddie Mac Pool #Q51622 3.50% 2047[1]	182	195
Freddie Mac Pool #Q47615 3.50% 2047[1]	152	163
Freddie Mac Pool #ZM4352 3.50% 2047[1]	43	45
Freddie Mac Pool #ZS4784 3.50% 2048[1]	774	818
Freddie Mac Pool #Q55056 3.50% 2048[1]	305	325
Freddie Mac Pool #Q54709 3.50% 2048[1]	168	180
Freddie Mac Pool #Q54701 3.50% 2048[1]	161	172
Freddie Mac Pool #Q54782 3.50% 2048[1]	154	165
Freddie Mac Pool #Q54781 3.50% 2048[1]	138	148
Freddie Mac Pool #Q56591 3.50% 2048[1]	126	134
Freddie Mac Pool #Q54700 3.50% 2048[1]	118	127
Freddie Mac Pool #Q55060 3.50% 2048[1]	106	113
Freddie Mac Pool #Q56590 3.50% 2048[1]	87	93
Freddie Mac Pool #Q56589 3.50% 2048[1]	79	84
Freddie Mac Pool #Q54698 3.50% 2048[1]	63	68
Freddie Mac Pool #Q54699 3.50% 2048[1]	58	63
Freddie Mac Pool #Q54831 3.50% 2048[1]	46	49
Freddie Mac Pool #G67711 4.00% 2048[1]	3,363	3,666
Freddie Mac Pool #Q56599 4.00% 2048[1]	298	324
Freddie Mac Pool #Q56576 4.00% 2048[1]	295	316
Freddie Mac Pool #Q56175 4.00% 2048[1]	211	230
Freddie Mac Pool #Q55971 4.00% 2048[1]	177	193
Freddie Mac Pool #Q55970 4.00% 2048[1]	88	96
Freddie Mac Pool #Q58411 4.50% 2048[1]	631	693
Freddie Mac Pool #Q58436 4.50% 2048[1]	241	264
Freddie Mac Pool #Q58378 4.50% 2048[1]	238	258
Freddie Mac Pool #Q57242 4.50% 2048[1]	198	215
Freddie Mac Pool #RA1580 3.50% 2049[1]	977	1,053
Freddie Mac Pool #RA1463 3.50% 2049[1]	964	1,039
Freddie Mac Pool #QA0284 3.50% 2049[1]	673	722
Freddie Mac Pool #QA2748 3.50% 2049[1]	130	139
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.105% 2023[1,2]	18	18
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[1]	67	67
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]	544	558
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	1,665	1,726
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	400	424
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[1,2]	5,765	6,642
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 2028[1]	523	568
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	4,200	5,090
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	3,300	3,984
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	3,500	4,265
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	175	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	10,627	11,053
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	10,269	10,676
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	10,051	10,454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	3,298	3,433
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 186 of 220

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class AR, 3.25% 2056[1,2]	$637	$672
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	3,348	3,489
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	5,973	6,278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	7,983	8,571
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	3,616	3,871
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	1,226	1,296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	6,057	6,309
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	37,846	39,232
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	8,893	9,193
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	10,647	10,486
Government National Mortgage Assn. 3.75% 2034[1]	1,086	1,163
Government National Mortgage Assn. 5.50% 2038[1]	258	291
Government National Mortgage Assn. 5.50% 2038[1]	121	132
Government National Mortgage Assn. 5.50% 2038[1]	45	50
Government National Mortgage Assn. 6.00% 2038[1]	182	207
Government National Mortgage Assn. 6.50% 2038[1]	320	383
Government National Mortgage Assn. 5.00% 2039[1]	481	538
Government National Mortgage Assn. 6.00% 2039[1]	167	190
Government National Mortgage Assn. 4.50% 2040[1]	360	398
Government National Mortgage Assn. 5.50% 2040[1]	5,106	5,790
Government National Mortgage Assn. 4.50% 2041[1]	1,049	1,127
Government National Mortgage Assn. 5.00% 2041[1]	1,908	2,104
Government National Mortgage Assn. 3.00% 2042[1]	42	46
Government National Mortgage Assn. 3.50% 2043[1]	1,448	1,551
Government National Mortgage Assn. 4.50% 2049[1]	19,320	20,561
Government National Mortgage Assn. 3.50% 2050[1,4]	218,430	230,151
Government National Mortgage Assn. 4.50% 2050[1,4]	2,797	2,969
Government National Mortgage Assn. Pool #699537 5.50% 2038[1]	130	146
Government National Mortgage Assn. Pool #MA5137 4.00% 2048[1]	50,812	54,728
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[1]	16,197	17,111
Government National Mortgage Assn. Pool #MA6219 3.50% 2049[1]	9,268	9,788
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[1]	3,630	3,835
Government National Mortgage Assn. Pool #MA6154 3.50% 2049[1]	2,737	2,890
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[1]	39,545	42,015
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[1]	25,201	26,789
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[1]	60	64
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	7,327	7,793
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[1]	2,182	2,320
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	1,335	1,419
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[1]	465	493
Government National Mortgage Assn. Pool #892950 2.774% 2060[1,2]	942	962
Government National Mortgage Assn. Pool #756692 4.14% 2061[1]	—[3]	—[3]
Government National Mortgage Assn. Pool #751409 4.388% 2061[1]	8	9
Government National Mortgage Assn. Pool #710077 4.70% 2061[1]	38	39
Government National Mortgage Assn. Pool #756695 4.70% 2061[1]	12	13
Government National Mortgage Assn. Pool #710079 4.70% 2061[1]	—[3]	—[3]
Government National Mortgage Assn. Pool #710074 4.72% 2061[1]	4	5
Government National Mortgage Assn. Pool #765151 4.805% 2061[1]	27	28
Government National Mortgage Assn. Pool #721640 4.81% 2061[1]	—[3]	—[3]
Government National Mortgage Assn. Pool #756694 5.20% 2061[1]	118	118
Government National Mortgage Assn. Pool #767610 4.403% 2062[1]	2	2
Government National Mortgage Assn. Pool #756715 4.425% 2062[1]	26	27
Government National Mortgage Assn. Pool #759735 4.75% 2062[1]	2	2
Government National Mortgage Assn. Pool #795471 5.053% 2062[1]	3	3
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 187 of 220

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #894475 3.901% 2063[1,2]	$2,719	$2,831
Government National Mortgage Assn. Pool #767641 4.311% 2063[1]	7	7
Government National Mortgage Assn. Pool #795533 4.875% 2063[1]	3	3
Government National Mortgage Assn. Pool #AG8149 2.219% 2064[1,2]	343	346
Government National Mortgage Assn. Pool #AG8156 2.688% 2064[1,2]	391	397
Government National Mortgage Assn. Pool #894482 3.892% 2064[1,2]	3,695	3,843
Government National Mortgage Assn. Pool #AG8194 4.358% 2064[1]	66	67
Government National Mortgage Assn. Pool #AG8150 4.853% 2064[1]	21	21
Government National Mortgage Assn. Pool #AG8068 4.875% 2064[1]	13	13
Government National Mortgage Assn. Pool #AG8155 5.029% 2064[1]	20	20
Government National Mortgage Assn. Pool #AG8189 5.099% 2064[1]	20	21
Government National Mortgage Assn. Pool #AG8171 5.337% 2064[1]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[1]	313	322
Government National Mortgage Assn. Pool #AL7438 4.448% 2065[1]	14	14
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.41% 2060[1,2]	221	233
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 2.20% 2062[1,2]	1,578	1,576
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.382% 2062[1,2]	2,050	2,051
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	159,774	164,098
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	31,716	32,552
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	1,661	1,737
Uniform Mortgage-Backed Security 2.50% 2050[1,4]	20,800	21,556
Uniform Mortgage-Backed Security 3.00% 2050[1,4]	122,000	127,943
Uniform Mortgage-Backed Security 3.50% 2050[1,4]	202,337	214,058
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	16,000	17,223
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[1]	1,380	1,390
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	2,804	2,891
Total mortgage-backed obligations		1,345,799
U.S. Treasury bonds & notes 33.73% U.S. Treasury 28.29%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 0.385% 2021[2]	51,589	51,713
U.S. Treasury 1.375% 2022	3,100	3,165
U.S. Treasury 1.625% 2022	100	104
U.S. Treasury 1.75% 2022	174,300	179,967
U.S. Treasury 1.75% 2022	11,700	12,055
U.S. Treasury 1.875% 2022	25,000	25,952
U.S. Treasury 2.00% 2022	16,010	16,743
U.S. Treasury 1.625% 2023	11,900	12,394
U.S. Treasury 1.625% 2023[5]	10,000	10,408
U.S. Treasury 2.125% 2023	—[3]	—[3]
U.S. Treasury 2.125% 2024[5]	31,975	34,507
U.S. Treasury 2.25% 2024	6,500	6,977
U.S. Treasury 2.50% 2024	44,000	47,892
U.S. Treasury 0.50% 2025	48,000	48,313
U.S. Treasury 2.75% 2025	38,000	42,376
U.S. Treasury 2.875% 2025	13,000	14,638
U.S. Treasury 1.625% 2026	77,000	82,563
U.S. Treasury 1.625% 2026	2,000	2,143
U.S. Treasury 1.75% 2026	12,900	13,950
U.S. Treasury 1.875% 2026	86,000	93,393
U.S. Treasury 2.00% 2026[5]	8,000	8,772
U.S. Treasury 1.75% 2029	17,000	18,711
U.S. Treasury 1.50% 2030	10,300	11,114
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 188 of 220

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2046	$5,400	$6,801
U.S. Treasury 2.50% 2046	3,900	4,909
U.S. Treasury 2.875% 2046	2,700	3,650
U.S. Treasury 2.25% 2049[5]	25,700	31,260
U.S. Treasury 2.375% 2049[5]	13,000	16,233
U.S. Treasury 2.875% 2049[5]	26,000	35,526
U.S. Treasury 3.00% 2049[5]	22,500	31,376
		867,605
U.S. Treasury inflation-protected securities 5.44%
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	11,738	11,566
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	33,645	33,900
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	20,107	20,359
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	24,111	24,339
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	28,372	29,341
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	365	510
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	22,477	25,165
U.S. Treasury Inflation-Protected Security 1.00% 2049[5,6]	11,686	14,530
U.S. Treasury Inflation-Protected Security 0.25% 2050[6]	6,822	7,075
		166,785
Total U.S. Treasury bonds & notes		1,034,390
Federal agency bonds & notes 17.18%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	775	807
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	547	565
Fannie Mae 1.25% 2021	2,900	2,935
Fannie Mae 2.75% 2021	26,500	27,269
Fannie Mae 2.875% 2023	36,000	38,965
Fannie Mae 7.125% 2030	4,000	6,137
Federal Home Loan Bank 3.375% 2023	16,715	18,351
Federal Home Loan Bank 3.25% 2028	13,000	15,335
Federal Home Loan Bank 5.50% 2036	600	927
Freddie Mac 2.375% 2021	40,000	40,665
Private Export Funding Corp. 3.266% 2021[7]	34,000	35,472
Private Export Funding Corp. 3.55% 2024	6,340	6,977
Small Business Administration, Series 2001-20K, 5.34% 2021	16	16
Small Business Administration, Series 2001-20J, 5.76% 2021	6	7
Small Business Administration, Series 2001-20F, 6.44% 2021	25	26
Small Business Administration, Series 2003-20B, 4.84% 2023	77	80
Tennessee Valley Authority 2.875% 2027	10,000	11,097
Tennessee Valley Authority 4.65% 2035	2,330	3,045
Tennessee Valley Authority 5.88% 2036	1,750	2,658
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,896
Tennessee Valley Authority, Series A, 4.625% 2060	250	414
TVA Southaven 3.846% 2033	1,165	1,288
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,860
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,924
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	44,369
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	46,768
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,958	3,629
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	3,015
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,437
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,574
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 189 of 220

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	$5,000	$5,111
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,358
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,154
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,299
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,872
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,867
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	16,854
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,617
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,854
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,625
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,623
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,477
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	3,056
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	715
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	769	865
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	875	1,022
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	716	813
		526,690
Total bonds, notes & other debt instruments (cost: $2,782,658,000)		2,906,879
Short-term securities 28.99% Commercial paper 22.71%
Chevron Corp. 1.56% due 4/27/2020[7]	63,800	63,716
Bank of New York Co., Inc. 1.57% due 4/1/2020	50,000	50,000
Starbird Funding Corp. 0.05% due 4/1/2020[7]	50,000	50,000
Total Capital SA 0.04% due 4/1/2020[7]	50,000	50,000
United Parcel Service Inc. 0.07% due 4/6/2020[7]	50,000	49,997
Coca-Cola Co. 1.40% due 4/7/2020[7]	50,000	49,995
NIKE, Inc. 1.75% due 4/7/2020[7]	50,000	49,991
Chariot Funding, LLC 1.50% due 4/8/2020[7]	50,000	49,979
Exxon Mobil Corp. 1.59% due 4/16/2020	50,000	49,968
Apple Inc. 1.15% due 4/22/2020[7]	46,300	46,267
Emerson Electric Co. 1.30% due 6/2/2020[7]	40,000	39,912
Paccar Financial Corp. 1.95% due 4/2/2020	30,000	30,000
Merck & Co. Inc. 1.09% due 4/3/2020[7]	25,000	25,000
Army and Air Force Exchange Service 1.20% due 4/7/2020[7]	25,000	24,996
CAFCO, LLC 1.00% due 6/1/2020[7]	25,000	24,944
EssilorLuxottica 1.25% due 4/2/2020[7]	20,000	20,000
Walt Disney Co. 1.35% due 5/22/2020[7]	16,590	16,561
Société Générale 0.04% due 4/1/2020[7]	5,000	5,000
		696,326
Federal agency discount notes 6.28%
Federal Home Loan Bank 0.15%-0.27% due 5/20/2020-9/15/2020	107,500	107,453
Federal Farm Credit Banks 0.22%-0.24% due 5/27/2020-8/7/2020	85,200	85,166
		192,619
Total short-term securities (cost: $888,926,000)		888,945
Total investment securities 123.79% (cost: $3,671,584,000)		3,795,824
Other assets less liabilities (23.79)%		(729,603)
Net assets 100.00%		$3,066,221
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 190 of 220

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 3/31/2020[9] (000)	Unrealized appreciation at 3/31/2020 (000)
90 Day Euro Dollar Futures	Long	939	June 2020	$234,750	$233,518	$156
2 Year U.S. Treasury Note Futures	Long	2,480	July 2020	496,000	546,549	404
5 Year U.S. Treasury Note Futures	Long	6,561	July 2020	656,100	822,483	17,912
10 Year U.S. Treasury Note Futures	Long	1,351	June 2020	135,100	187,367	1,619
10 Year Ultra U.S. Treasury Note Futures	Long	892	June 2020	89,200	139,180	1,330
20 Year U.S. Treasury Bond Futures	Long	326	June 2020	32,600	58,374	3,385
30 Year Ultra U.S. Treasury Bond Futures	Long	1,052	June 2020	105,200	233,412	6,333
						$31,139
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
1.135%	U.S. EFFR	4/29/2020	$995,000	$811	$—	$811
1.119%	U.S. EFFR	4/29/2020	606,900	487	—	487
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(239)	—	(239)
1.454%	U.S. EFFR	12/10/2020	152,800	1,081	—	1,081
1.4555%	U.S. EFFR	12/10/2020	129,200	916	—	916
1.309%	U.S. EFFR	12/16/2020	356,850	1,117	—	1,117
1.33075%	U.S. EFFR	12/16/2020	236,600	754	—	754
1.4995%	U.S. EFFR	12/20/2020	283,000	2,269	—	2,269
1.4425%	U.S. EFFR	2/7/2021	290,000	3,105	—	3,105
1.426%	U.S. EFFR	2/11/2021	150,000	1,621	—	1,621
1.424%	U.S. EFFR	2/11/2021	150,000	1,618	—	1,618
2.197%	U.S. EFFR	4/15/2021	174,000	3,773	—	3,773
1.605%	U.S. EFFR	6/20/2021	116,817	1,871	—	1,871
1.6325%	U.S. EFFR	7/18/2021	243,000	4,157	—	4,157
1.34%	U.S. EFFR	10/18/2021	50,000	822	—	822
3-month USD-LIBOR	1.466%	10/18/2021	219,100	(3,222)	—	(3,222)
1.281%	U.S. EFFR	11/4/2021	58,100	945	—	945
1.411%	U.S. EFFR	11/7/2021	56,875	1,054	—	1,054
1.3925%	U.S. EFFR	11/7/2021	56,875	1,037	—	1,037
1.433%	U.S. EFFR	12/16/2021	137,600	2,871	—	2,871
1.403%	U.S. EFFR	1/14/2022	40,820	899	—	899
1.4075%	U.S. EFFR	1/16/2022	128,000	2,854	—	2,854
3-month USD-LIBOR	1.23%	2/27/2022	86,630	(1,229)	—	(1,229)
0.525%	3-month USD-LIBOR	3/17/2022	63,605	157	—	157
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(1,852)	—	(1,852)
0.46%	3-month USD-LIBOR	3/19/2022	86,495	68	—	68
0.547%	3-month USD-LIBOR	3/20/2022	84,285	201	—	201
U.S. EFFR	0.198%	3/20/2022	84,280	(188)	—	(188)
0.5195%	3-month USD-LIBOR	3/26/2022	194,000	318	—	318
U.S. EFFR	0.0965%	3/30/2022	52,505	(10)	—	(10)
U.S. EFFR	0.091%	3/31/2022	38,900	(3)	—	(3)
U.S. EFFR	0.092%	3/31/2022	38,900	(4)	—	(4)
U.S. EFFR	0.095%	3/31/2022	38,900	(7)	—	(7)
2.197%	U.S. EFFR	4/18/2022	21,400	916	—	916
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 191 of 220

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Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
3-month USD-LIBOR	1.75918%	4/29/2022	$58,000	$(1,552)	$—	$(1,552)
1.8475%	3-month USD-LIBOR	7/11/2022	34,900	1,107	—	1,107
2.5775%	U.S. EFFR	7/16/2022	181,639	4,536	—	4,536
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(692)	—	(692)
2.009%	3-month USD-LIBOR	10/4/2022	50,000	1,959	—	1,959
1.2525%	U.S. EFFR	2/14/2023	156,941	5,011	—	5,011
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(1,773)	—	(1,773)
2.21875%	U.S. EFFR	3/14/2024	54,000	4,413	—	4,413
3-month USD-LIBOR	2.21079%	3/27/2024	48,318	(3,355)	—	(3,355)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(3,636)	—	(3,636)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(1,547)	—	(1,547)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(1,860)	—	(1,860)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(4,997)	—	(4,997)
3-month USD-LIBOR	0.64%	3/30/2027	21,500	(51)	—	(51)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,691	—	1,691
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,689	—	1,689
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,362	—	1,362
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,295	—	1,295
U.S. EFFR	2.5065%	3/22/2028	8,700	(1,469)	—	(1,469)
U.S. EFFR	2.535%	3/23/2028	6,700	(1,147)	—	(1,147)
U.S. EFFR	2.471%	3/27/2028	8,100	(1,347)	—	(1,347)
U.S. EFFR	2.4575%	3/29/2028	9,638	(1,593)	—	(1,593)
U.S. EFFR	2.424%	3/30/2028	8,160	(1,327)	—	(1,327)
U.S. EFFR	2.412%	4/5/2028	3,702	(599)	—	(599)
3-month USD-LIBOR	2.05%	7/18/2029	41,000	(5,065)	—	(5,065)
3-month USD-LIBOR	1.995%	7/19/2029	25,400	(3,011)	—	(3,011)
U.S. EFFR	1.485%	10/23/2029	16,000	(1,516)	—	(1,516)
U.S. EFFR	1.453%	10/24/2029	18,500	(1,696)	—	(1,696)
1.419%	U.S. EFFR	11/26/2029	47,000	4,202	—	4,202
U.S. EFFR	0.5385%	3/26/2030	49,000	(330)	—	(330)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(1,427)	—	(1,427)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,772)	—	(1,772)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,772)	—	(1,772)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(5,577)	—	(5,577)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(8,457)	—	(8,457)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(8,576)	—	(8,576)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(5,050)	—	(5,050)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(745)	—	(745)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(4,126)	—	(4,126)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(1,718)	—	(1,718)
3-month USD-LIBOR	1.934%	12/12/2049	15,000	(4,229)	—	(4,229)
3-month USD-LIBOR	1.935%	12/17/2049	17,280	(4,877)	—	(4,877)
3-month USD-LIBOR	2.007%	12/19/2049	16,300	(4,914)	—	(4,914)
3-month USD-LIBOR	2.045%	12/27/2049	15,100	(4,706)	—	(4,706)
3-month USD-LIBOR	2.0375%	1/6/2050	8,480	(2,622)	—	(2,622)
3-month USD-LIBOR	1.961%	1/9/2050	17,700	(5,105)	—	(5,105)
3-month USD-LIBOR	1.678%	2/21/2050	15,865	(3,359)	—	(3,359)
3-month USD-LIBOR	0.82%	3/30/2050	5,300	119	—	119
					$—	$(51,243)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 192 of 220

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[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $71,678,000, which represented 2.34% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $601,830,000, which represented 19.63% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
TBA = To-be-announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 193 of 220

Managed Risk Growth Fund
Investment portfolio
March 31, 2020
unaudited
Growth funds 79.39%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,613,247	$326,295
Total growth funds (cost: $334,171,000)		326,295
Fixed income funds 4.98%
American Funds Insurance Series – Bond Fund, Class 1	1,796,177	20,458
Total fixed income funds (cost: $19,993,000)		20,458
Short-term securities 7.22%
Government Cash Management Fund 0.29%[1]	29,692,808	29,693
Total short-term securities (cost: $29,693,000)		29,693
Total investment securities 91.59% (cost: $383,857,000)		376,446
Other assets less liabilities 8.41%		34,558
Net assets 100.00%		$411,004
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	2,069	June 2020	$206,900	$259,369	$4,185
Euro Stoxx 50 Index Contracts	Short	228	June 2020	€(2)	(6,793)	(890)
FTSE 100 Index Contracts	Short	138	June 2020	£(2)	(9,561)	(981)
S&P Mid 400 E-mini Index Contracts	Short	35	June 2020	$(4)	(5,032)	(69)
Nikkei 225 Index Contracts	Short	5	June 2020	¥(5)	(873)	(27)
Russell 2000 Mini Index Contracts	Short	123	June 2020	$(6)	(7,058)	(203)
Mini MSCI Emerging Market Index Contracts	Short	133	June 2020	(7)	(5,605)	(153)
S&P 500 E-mini Index Contracts	Short	1,544	June 2020	(77)	(198,381)	2,958
Euro Currency Contracts	Short	56	June 2020	€(7,000)	(7,735)	115
British Pound Currency Contracts	Short	137	June 2020	£(8,563)	(10,665)	55
Japanese Yen Currency Contracts	Short	7	June 2020	¥(87,500)	(816)	9
						$4,999
American Funds Insurance Series — Managed Risk Growth Fund — Page 194 of 220

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Growth funds 79.39%
American Funds Insurance Series – Growth Fund, Class 1	4,413,020	1,272,809	1,072,582	4,613,247	$5,657	$(51,975)	$—	$326,295
Fixed income funds 4.98%
American Funds Insurance Series – Bond Fund, Class 1	5,970,036	451,921	4,625,780	1,796,177	2,452	(1,431)	—	20,458
Total 84.37%					$8,109	$(53,406)	$—	$346,753
[1]	Rate represents the seven-day yield at 3/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Growth Fund — Page 195 of 220

Managed Risk International Fund
Investment portfolio
March 31, 2020
unaudited
Growth funds 80.30%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	7,158,101	$112,669
Total growth funds (cost: $130,803,000)		112,669
Fixed income funds 1.47%
American Funds Insurance Series – Bond Fund, Class 1	181,318	2,065
Total fixed income funds (cost: $2,038,000)		2,065
Short-term securities 10.11%
Government Cash Management Fund 0.29%[1]	14,189,469	14,189
Total short-term securities (cost: $14,189,000)		14,189
Total investment securities 91.88% (cost: $147,030,000)		128,923
Other assets less liabilities 8.12%		11,396
Net assets 100.00%		$140,319
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	471	June 2020	$47,100	$59,044	$91
Russell 2000 Mini Index Contracts	Short	6	June 2020	—[4]	(344)	9
FTSE 100 Index Contracts	Short	91	June 2020	£(1)	(6,305)	(653)
S&P 500 E-mini Index Contracts	Short	21	June 2020	$(1)	(2,698)	(1)
Euro Stoxx 50 Index Contracts	Short	807	June 2020	€(8)	(24,045)	(3,318)
Mini MSCI Emerging Market Index Contracts	Short	737	June 2020	$(37)	(31,061)	(645)
Nikkei 225 Index Contracts	Short	81	June 2020	¥(81)	(14,140)	(737)
British Pound Currency Contracts	Short	90	June 2020	£(5,625)	(7,006)	118
Euro Currency Contracts	Short	200	June 2020	€(25,000)	(27,624)	289
Japanese Yen Currency Contracts	Short	138	June 2020	¥(1,725,000)	(16,076)	91
						$(4,756)
American Funds Insurance Series — Managed Risk International Fund — Page 196 of 220

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Growth funds 80.30%
American Funds Insurance Series – International Fund, Class 1	6,417,163	1,294,271	553,333	7,158,101	$(1,111)	$(32,267)	$—	$112,669
Fixed income funds 1.47%
American Funds Insurance Series – Bond Fund, Class 1	2,190,172	48,515	2,057,369	181,318	888	(649)	—	2,065
Total 81.77%					$(223)	$(32,916)	$—	$114,734
[1]	Rate represents the seven-day yield at 3/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk International Fund — Page 197 of 220

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
March 31, 2020
unaudited
Growth-and-income funds 79.23%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	24,072,064	$250,109
Total growth-and-income funds (cost: $296,668,000)		250,109
Fixed income funds 4.97%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	1,182,627	15,682
Total fixed income funds (cost: $15,521,000)		15,682
Short-term securities 7.78%
Government Cash Management Fund 0.29%[1]	24,573,362	24,573
Total short-term securities (cost: $24,573,000)		24,573
Total investment securities 91.98% (cost: $336,762,000)		290,364
Other assets less liabilities 8.02%		25,315
Net assets 100.00%		$315,679
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,613	June 2020	$161,300	$202,205	$1,630
Euro Stoxx 50 Index Contracts	Short	54	June 2020	€—[4]	(1,609)	(176)
FTSE 100 Index Contracts	Short	27	June 2020	£—[4]	(1,871)	(153)
Mini MSCI Emerging Market Index Contracts	Short	25	June 2020	$(1)	(1,054)	(36)
S&P Mid 400 E-mini Index Contracts	Short	6	June 2020	(1)	(862)	8
Russell 2000 Mini Index Contracts	Short	44	June 2020	(2)	(2,525)	(184)
S&P 500 E-mini Index Contracts	Short	1,432	June 2020	(72)	(183,991)	(5,583)
Euro Currency Contracts	Short	13	June 2020	€(1,625)	(1,796)	39
British Pound Currency Contracts	Short	27	June 2020	£(1,688)	(2,102)	6
						$(4,449)
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 198 of 220

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Growth-and-income funds 79.23%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,089,727	9,079,313	7,096,976	24,072,064	$(21,312)	$(50,287)	$—	$250,109
Fixed income funds 4.97%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	1,463,020	4,617,827	1,182,627	4,431	(572)	—	15,682
Total 84.20%					$(16,881)	$(50,859)	$—	$265,791
[1]	Rate represents the seven-day yield at 3/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
Key to symbols
£ = British pounds
€ = Euros
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 199 of 220

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2020
unaudited
Growth-and-income funds 74.45%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	37,578,834	$1,529,835
Total growth-and-income funds (cost: $1,713,806,000)		1,529,835
Fixed income funds 12.52%
American Funds Insurance Series – Bond Fund, Class 1	22,594,847	257,355
Total fixed income funds (cost: $241,333,000)		257,355
Short-term securities 3.78%
Government Cash Management Fund 0.29%[1]	77,725,914	77,726
Total short-term securities (cost: $77,726,000)		77,726
Options purchased 6.41%
Options purchased*		131,708
Total options purchased (cost: $13,009,000)		131,708
Total investment securities 97.16% (cost: $2,045,874,000)		1,996,624
Other assets less liabilities 2.84%		58,391
Net assets 100.00%		$2,055,015
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2020 (000)
S&P 500 Index	95	$245	$2,225.00	6/19/2020	$780
S&P 500 Index	250	646	2,250.00	6/19/2020	2,502
S&P 500 Index	130	336	2,275.00	6/19/2020	1,352
S&P 500 Index	3,520	9,098	2,325.00	6/19/2020	36,534
S&P 500 Index	160	413	2,350.00	6/19/2020	1,909
S&P 500 Index	180	465	2,375.00	6/19/2020	2,306
S&P 500 Index	70	181	2,400.00	6/19/2020	955
S&P 500 Index	65	168	2,450.00	6/19/2020	992
S&P 500 Index	15	39	2,325.00	9/18/2020	236
S&P 500 Index	205	530	2,375.00	9/18/2020	3,696
S&P 500 Index	130	336	2,400.00	9/18/2020	2,386
S&P 500 Index	140	362	2,425.00	9/18/2020	2,640
S&P 500 Index	390	1,008	2,450.00	9/18/2020	7,621
S&P 500 Index	150	388	2,475.00	9/18/2020	3,078
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 200 of 220

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*Options purchased  (continued)

Put  (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2020 (000)
S&P 500 Index	85	$220	$2,500.00	9/18/2020	$1,892
S&P 500 Index	2,845	7,353	2,525.00	9/18/2020	62,829
					$131,708
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	8,809	June 2020	$880,900	$1,104,291	$17,957
FTSE 100 Index Contracts	Short	982	June 2020	£(10)	(68,034)	(7,034)
Russell 2000 Mini Index Contracts	Short	260	June 2020	$(13)	(14,919)	(247)
Euro Stoxx 50 Index Contracts	Short	1,617	June 2020	€(16)	(48,179)	(6,449)
S&P Mid 400 E-mini Index Contracts	Short	162	June 2020	$(16)	(23,292)	(376)
Mini MSCI Emerging Market Index Contracts	Short	340	June 2020	(17)	(14,329)	(273)
Nikkei 225 Index Contracts	Short	40	June 2020	¥(40)	(6,983)	(223)
S&P 500 E-mini Index Contracts	Short	1,144	June 2020	$(57)	(146,987)	1,726
Euro Currency Contracts	Short	394	June 2020	€(49,250)	(54,419)	700
British Pound Currency Contracts	Short	976	June 2020	£(61,000)	(75,982)	659
Japanese Yen Currency Contracts	Short	68	June 2020	¥(850,000)	(7,922)	(11)
						$6,429
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 201 of 220

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Growth-and-income funds 74.45%
American Funds Insurance Series – Growth-Income Fund, Class 1	36,320,774	2,901,767	1,643,707	37,578,834	$(11,498)	$(346,444)	$—	$1,529,835
Fixed income funds 12.52%
American Funds Insurance Series – Bond Fund, Class 1	30,186,789	3,444,605	11,036,547	22,594,847	8,353	(3,971)	—	257,355
Total 86.97%					$(3,145)	$(350,415)	$—	$1,787,190
[1]	Rate represents the seven-day yield at 3/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 202 of 220

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2020
unaudited
Asset allocation funds 88.54%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	106,838,873	$2,223,317
Total asset allocation funds (cost: $2,350,040,000)		2,223,317
Short-term securities 5.50%
Government Cash Management Fund 0.29%[1]	138,103,705	138,104
Total short-term securities (cost: $138,104,000)		138,104
Total investment securities 94.04% (cost: $2,488,144,000)		2,361,421
Other assets less liabilities 5.96%		149,789
Net assets 100.00%		$2,511,210
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	8,461	June 2020	$846,100	$1,060,666	$10,535
FTSE 100 Index Contracts	Short	211	June 2020	£(2)	(14,619)	(1,526)
Euro Stoxx 50 Index Contracts	Short	1,666	June 2020	€(17)	(49,639)	(6,497)
Russell 2000 Mini Index Contracts	Short	340	June 2020	$(17)	(19,509)	(1,016)
S&P Mid 400 E-mini Index Contracts	Short	175	June 2020	(17)	(25,162)	(1,116)
Nikkei 225 Index Contracts	Short	36	June 2020	¥(36)	(6,285)	(569)
Mini MSCI Emerging Market Index Contracts	Short	821	June 2020	$(41)	(34,601)	(636)
S&P 500 E-mini Index Contracts	Short	6,416	June 2020	(321)	(824,360)	(18,892)
British Pound Currency Contracts	Short	213	June 2020	£(13,313)	(16,582)	200
Euro Currency Contracts	Short	406	June 2020	€(50,750)	(56,076)	315
Japanese Yen Currency Contracts	Short	61	June 2020	¥(762,500)	(7,106)	4
						$(19,198)
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 203 of 220

unaudited
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 3/31/2020 (000)
Asset allocation funds 88.54%
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	12,321,928	17,945,918	106,838,873	$(3,033)	$(370,358)	$—	$2,223,317
[1]	Rate represents the seven-day yield at 3/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 204 of 220

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 205 of 220

unaudited
The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
International Fund	Not applicable	Not applicable	$72,929*	Not applicable	Not applicable
New World Fund	Not applicable	Not applicable	8,038	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,139	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,720*	Not applicable	Not applicable
Capital Income Builder	Not applicable	$99,683	Not applicable	$270,660	Not applicable
Asset Allocation Fund	Not applicable	2,439,258	Not applicable	427,348	$252,950
Global Balanced Fund	Not applicable	11,550	25,666	6,866	Not applicable
Bond Fund	Not applicable	4,579,407	669,442	1,492,897	178,200*
Global Bond Fund	Not applicable	447,876	696,863	190,847	128,689
High-Income Bond Fund	Not applicable	65,117*	Not applicable	Not applicable	65,300
Mortgage Fund	Not applicable	157,275	Not applicable	705,964	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,387,826	Not applicable	11,098,414	Not applicable
Managed Risk Growth Fund	Not applicable	55,612	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	211,241	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	35,287	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	$28,835	292,697	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	306,868	Not applicable	Not applicable	Not applicable
*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Insurance Series — Page 206 of 220

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2020 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$982,746	$653,482	$—	$1,636,228
Consumer discretionary	449,745	550,012	—	999,757
Health care	473,691	210,353	—	684,044
Financials	229,520	284,018	—	513,538
Consumer staples	233,055	248,217	—	481,272
Communication services	275,483	160,500	—	435,983
Industrials	33,123	218,642	—	251,765
Materials	81,611	43,055	—	124,666
Energy	—	65,026	—	65,026
Utilities	—	9,526	—	9,526
Preferred securities	—	119,104	—	119,104
Short-term securities	216,200	—	—	216,200
Total	$2,975,174	$2,561,935	$—	$5,537,109
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$613,130	$175,226	$325	$788,681
Information technology	380,811	294,310	—	675,121
Consumer discretionary	279,719	187,488	—	467,207
Industrials	113,835	317,989	—	431,824
Financials	131,089	75,388	—	206,477
Real estate	73,416	47,014	—	120,430
Consumer staples	46,272	59,105	—	105,377
Communication services	46,829	57,510	—	104,339
Materials	24,226	48,151	—	72,377
Utilities	9,353	40,996	—	50,349
Energy	5,344	10,409	7,911	23,664
Preferred securities	3,851	—	35,136	38,987
Convertible stocks	—	—	5,343	5,343
Short-term securities	437,657	—	—	437,657
Total	$2,165,532	$1,313,586	$48,715	$3,527,833
American Funds Insurance Series — Page 207 of 220

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2020 (dollars in thousands):
	Beginning value at 1/1/2020	Transfers into Level*	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level*	Ending value at 3/31/2020
Investment securities	$44,058	$913	$20,120	$—	$—	$(16,376)	$—	$48,715
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2020								$(16,376)
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2020	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
Common stocks	$8,236	Recent market information	Discount for uncertainty and/or lack of marketability	50%	50%	Decrease
		Market comparables	Price/Cash flow multiple (P/CF)	5.58x	5.58x	Increase
			Discount for lack of marketability (DLOM)	20%	20%	Decrease
			$ per one billion British thermal unit (Btu)	$2.25	$2.25	Increase
			Million metric tonnes per annum	10 MMTPA	10 MMTPA	Increase
Convertible stocks	5,343	Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A	N/A
			Weight ascribed to market comparables	50%	N/A	N/A
		Market comparables	Enterprise value/Sales multiple (EV/S)	6.08x	6.08x	Increase
			Transaction point multiple discount	2%	2%	Decrease
Preferred securities	35,136	Market comparables	Adjustment based on market comparables (decrease)	9%	9%	Decrease
	$48,715
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
American Funds Insurance Series — Page 208 of 220

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,940,292	$613,814	$—	$5,554,106
Communication services	4,703,795	—	—	4,703,795
Health care	3,703,039	22,913	37,405	3,763,357
Consumer discretionary	3,322,364	158,322	—	3,480,686
Financials	1,167,642	106,137	—	1,273,779
Industrials	805,109	298,399	—	1,103,508
Consumer staples	459,460	216,620	—	676,080
Materials	626,144	27,880	—	654,024
Real estate	395,084	—	—	395,084
Energy	271,793	—	—	271,793
Utilities	103,765	—	—	103,765
Preferred securities	—	21,375	—	21,375
Convertible bonds	—	—	38,388	38,388
Short-term securities	1,978,549	—	—	1,978,549
Total	$22,477,036	$1,465,460	$75,793	$24,018,289
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$45,380	$1,173,945	$—	$1,219,325
Health care	105,736	1,021,148	879	1,127,763
Consumer discretionary	436,705	682,771	—	1,119,476
Industrials	23,315	787,150	—	810,465
Consumer staples	8,974	548,975	—	557,949
Communication services	23,285	386,901	—	410,186
Information technology	31,152	324,351	—	355,503
Energy	41,875	294,249	—	336,124
Materials	151,618	180,169	—	331,787
Utilities	—	325,023	—	325,023
Real estate	—	126,770	—	126,770
Preferred securities	17,619	60,481	—	78,100
Rights & warrants	—	8,125	—	8,125
Convertible bonds	—	2,380	—	2,380
Bonds, notes & other debt instruments	—	38,180	—	38,180
Short-term securities	719,380	—	—	719,380
Total	$1,605,039	$5,960,618	$879	$7,566,536
American Funds Insurance Series — Page 209 of 220

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$432,119	$173,163	$—	$605,282
Financials	63,955	284,254	—	348,209
Health care	184,148	138,928	54	323,130
Consumer discretionary	86,493	168,963	—	255,456
Materials	76,612	116,502	—	193,114
Energy	43,058	146,693	—	189,751
Communication services	148,186	30,121	—	178,307
Consumer staples	9,642	159,575	—	169,217
Industrials	31,943	92,591	—	124,534
Real estate	18,770	18,212	—	36,982
Utilities	12,036	15,224	—	27,260
Preferred securities	3,060	19,637	—	22,697
Rights & warrants	—	26,385	—	26,385
Bonds, notes & other debt instruments	—	80,188	—	80,188
Short-term securities	234,140	1,713	—	235,853
Total	$1,344,162	$1,472,149	$54	$2,816,365

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$54	$—	$54
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(19)	—	(19)
Total	$—	$35	$—	$35
*	Forward currency contracts are not included in the investment portfolio.
Blue Chip Income and Growth Fund

At March 31, 2020, all of the fund’s investment securities were classified as Level 1.
American Funds Insurance Series — Page 210 of 220

unaudited
Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$146,766	$94,052	$—	$240,818
Financials	83,017	125,094	—	208,111
Industrials	77,084	90,406	—	167,490
Health care	98,853	63,063	—	161,916
Communication services	76,974	57,090	—	134,064
Consumer discretionary	54,404	72,909	—	127,313
Utilities	10,753	90,857	—	101,610
Real estate	74,032	10,108	—	84,140
Energy	28,808	49,842	—	78,650
Consumer staples	17,969	47,006	—	64,975
Materials	30,512	30,522	—	61,034
Bonds, notes & other debt instruments	—	34,193	—	34,193
Short-term securities	158,828	—	—	158,828
Total	$858,000	$765,142	$—	$1,623,142

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(347)	$—	$(347)
*	Forward currency contracts are not included in the investment portfolio.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,121,218	$689,132	$—	$4,810,350
Information technology	4,353,054	180,655	—	4,533,709
Communication services	3,711,429	118,535	—	3,829,964
Industrials	2,499,135	301,660	—	2,800,795
Financials	2,310,280	208,210	—	2,518,490
Consumer staples	1,136,595	730,042	—	1,866,637
Consumer discretionary	1,640,523	17,097	—	1,657,620
Materials	1,075,141	63,759	—	1,138,900
Energy	1,104,864	25,643	—	1,130,507
Real estate	980,184	—	—	980,184
Utilities	439,067	138,226	—	577,293
Convertible stocks	159,898	—	—	159,898
Bonds, notes & other debt instruments	—	28,112	—	28,112
Short-term securities	2,211,575	—	—	2,211,575
Total	$25,742,963	$2,501,071	$—	$28,244,034
American Funds Insurance Series — Page 211 of 220

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,406	$196,198	$—	$201,604
Industrials	—	129,525	—	129,525
Health care	5,945	117,970	596	124,511
Consumer discretionary	27,503	86,209	—	113,712
Utilities	—	96,982	—	96,982
Information technology	—	70,300	—	70,300
Materials	3,517	48,954	—	52,471
Consumer staples	—	50,147	—	50,147
Communication services	16,004	33,184	—	49,188
Energy	6,861	40,983	—	47,844
Real estate	—	43,719	—	43,719
Preferred securities	17,946	—	—	17,946
Bonds, notes & other debt instruments	—	11,458	—	11,458
Short-term securities	75,889	—	—	75,889
Total	$159,071	$925,629	$596	$1,085,296
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$31,853	$65,694	$—	$97,547
Information technology	56,641	22,598	—	79,239
Financials	39,394	30,884	—	70,278
Real estate	41,941	22,003	—	63,944
Health care	29,599	29,872	—	59,471
Utilities	10,430	29,300	—	39,730
Energy	31,285	8,254	—	39,539
Communication services	3,707	32,601	—	36,308
Industrials	9,990	14,896	—	24,886
Consumer discretionary	10,023	13,636	—	23,659
Materials	14,060	6,697	—	20,757
Rights & warrants	—	—*	—	—*
Convertible stocks	14,329	—	—	14,329
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	108,048	—	108,048
U.S. Treasury bonds & notes	—	57,498	—	57,498
Corporate bonds & notes	—	56,020	—	56,020
Asset-backed obligations	—	11,041	—	11,041
Municipals	—	405	—	405
Short-term securities	115,560	—	—	115,560
Total	$408,812	$509,447	$—	$918,259

American Funds Insurance Series — Page 212 of 220

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$669	$—	$—	$669
Unrealized appreciation on interest rate swaps	—	3,752	—	3,752
Liabilities:
Unrealized depreciation on futures contracts	(68)	—	—	(68)
Unrealized depreciation on interest rate swaps	—	(1,251)	—	(1,251)
Total	$601	$2,501	$—	$3,102
*	Amount less than one thousand.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,339,853	$18,603	$—	$3,358,456
Health care	2,771,389	97,221	4,419	2,873,029
Financials	2,056,368	123,269	—	2,179,637
Consumer staples	791,676	386,806	—	1,178,482
Consumer discretionary	1,068,582	68,633	—	1,137,215
Industrials	1,001,642	51,007	—	1,052,649
Communication services	979,333	—	—	979,333
Materials	435,208	—	—	435,208
Utilities	171,548	167,050	—	338,598
Energy	237,393	16,557	—	253,950
Real estate	180,466	—	—	180,466
Rights & warrants	—	—	411	411
Convertible stocks	95,436	—	2,739	98,175
Convertible bonds	—	72	—	72
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	2,661,770	5,380	2,667,150
U.S. Treasury bonds & notes	—	2,552,045	—	2,552,045
Mortgage-backed obligations	—	1,829,156	—	1,829,156
Asset-backed obligations	—	140,248	—	140,248
Bonds & notes of governments & government agencies outside the U.S.	—	41,550	—	41,550
Municipals	—	17,711	—	17,711
Federal agency bonds & notes	—	13,823	—	13,823
Short-term securities	1,852,550	—	—	1,852,550
Total	$14,981,444	$8,185,521	$12,949	$23,179,914

American Funds Insurance Series — Page 213 of 220

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$21,110	$—	$—	$21,110
Liabilities:
Unrealized depreciation on futures contracts	(3,231)	—	—	(3,231)
Unrealized depreciation on interest rate swaps	—	(6,302)	—	(6,302)
Unrealized depreciation on credit default swaps	—	(1,596)	—	(1,596)
Total	$17,879	$(7,898)	$—	$9,981
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$21,378	$27,288	$—	$48,666
Health care	21,336	19,910	—	41,246
Financials	16,405	13,252	—	29,657
Consumer staples	16,827	12,807	—	29,634
Industrials	8,486	10,609	—	19,095
Consumer discretionary	7,335	6,372	—	13,707
Real estate	9,591	—	—	9,591
Materials	1,095	7,479	—	8,574
Communication services	2,512	2,198	—	4,710
Utilities	860	3,471	—	4,331
Energy	913	—	—	913
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	57,446	—	57,446
U.S. Treasury bonds & notes	—	52,963	—	52,963
Corporate bonds & notes	—	22,228	—	22,228
Mortgage-backed obligations	—	8,044	—	8,044
Municipals	—	179	—	179
Asset-backed obligations	—	100	—	100
Short-term securities	17,820	71	—	17,891
Total	$124,558	$244,417	$—	$368,975

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$146	$—	$—	$146
Unrealized appreciation on open forward currency contracts	—	780	—	780
Unrealized appreciation on interest rate swaps	—	44	—	44
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(458)	—	(458)
Unrealized depreciation on interest rate swaps	—	(82)	—	(82)
Total	$146	$284	$—	$430
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 214 of 220

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,363,082	$—	$3,363,082
Mortgage-backed obligations	—	2,809,534	—	2,809,534
U.S. Treasury bonds & notes	—	2,766,175	—	2,766,175
Bonds & notes of governments & government agencies outside the U.S.	—	309,191	—	309,191
Municipals	—	240,809	—	240,809
Asset-backed obligations	—	237,571	—	237,571
Federal agency bonds & notes	—	12,727	—	12,727
Common stocks	—	135	1	136
Rights & warrants	—	—	2	2
Short-term securities	769,727	—	—	769,727
Total	$769,727	$9,739,224	$3	$10,508,954

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$47,272	$—	$—	$47,272
Unrealized appreciation on open forward currency contracts	—	544	—	544
Unrealized appreciation on interest rate swaps	—	2,339	—	2,339
Liabilities:
Unrealized depreciation on futures contracts	(2,189)	—	—	(2,189)
Unrealized depreciation on open forward currency contracts	—	(11,507)	—	(11,507)
Unrealized depreciation on interest rate swaps	—	(31,611)	—	(31,611)
Total	$45,083	$(40,235)	$—	$4,848
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 215 of 220

unaudited
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$387,221	$—	$387,221
Japanese yen	—	214,101	—	214,101
Chinese yuan renminbi	—	92,515	—	92,515
Danish kroner	—	49,310	—	49,310
British pounds	—	48,170	—	48,170
Canadian dollars	—	41,457	—	41,457
Malaysian ringgits	—	34,489	—	34,489
Mexican pesos	—	25,061	—	25,061
Israeli shekels	—	22,395	—	22,395
Russian rubles	—	20,381	—	20,381
Brazilian reais	—	19,905	—	19,905
South African rand	—	19,753	—	19,753
Indian rupees	—	13,111	—	13,111
Norwegian kroner	—	8,973	—	8,973
Thai baht	—	8,300	—	8,300
South Korean won	—	7,583	—	7,583
Polish zloty	—	6,296	—	6,296
Ukrainian hryvnia	—	5,634	—	5,634
Indonesian rupiah	—	3,577	—	3,577
Argentine pesos	—	2,177	—	2,177
Uruguayan pesos	—	1,785	—	1,785
Dominican pesos	—	1,522	—	1,522
Colombian pesos	—	1,088	—	1,088
U.S. dollars	—	821,967	—	821,967
Convertible bonds	—	6	—	6
Convertible stocks	—	—	465	465
Common stocks	237	258	—	495
Rights & warrants	—	—	50	50
Short-term securities	477	5,469	—	5,946
Total	$714	$1,862,504	$515	$1,863,733

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$369	$—	$—	$369
Unrealized appreciation on open forward currency contracts	—	17,599	—	17,599
Unrealized appreciation on interest rate swaps	—	592	—	592
Unrealized appreciation on credit default swaps	—	1,456	—	1,456
Liabilities:
Unrealized depreciation on futures contracts	(1,017)	—	—	(1,017)
Unrealized depreciation on open forward currency contracts	—	(12,562)	—	(12,562)
Unrealized depreciation on interest rate swaps	—	(1,445)	—	(1,445)
Unrealized depreciation on credit default swaps	—	(207)	—	(207)
Total	$(648)	$5,433	$—	$4,785
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 216 of 220

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$974,608	$5,318	$979,926
Bonds & notes of governments outside the U.S.	—	475	—	475
Municipals	—	5	—	5
Convertible bonds	—	2,050	—	2,050
Convertible stocks	4,418	—	2,656	7,074
Preferred securities	—	1,816	—	1,816
Common stocks	3,331	1,635	5,601	10,567
Rights & warrants	—	3	272	275
Short-term securities	39,603	—	—	39,603
Total	$47,352	$980,592	$13,847	$1,041,791

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$184	$—	$184
*	Credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2020 (dollars in thousands):
	Beginning value at 1/1/2020	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 3/31/2020
Investment securities	$19,675	$—	$361	$(33)	$33	$(2,818)	$(3,371)	$13,847
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2020								$(2,796)
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series — Page 217 of 220

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2020	Valuation techniques	Unobservable inputs	Range	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$5,318	Yield analysis	Yield to maturity risk premium	0	0	Decrease
		Redemption value	Risk discount	10%	10%	Decrease
Convertible stocks	2,656	Multiple of revenue	Revenue multiple	0.7x	0.7x	Increase
Common stocks	5,601	Market comparables	EBITDA multiple	4.7x	4.7x	Increase
			Discount for lack of marketability (DLOM)	22%	22%	Decrease
		Multiple of revenue	Revenue multiple	1.4x	1.4x	Increase
Rights & warrants	272	Black-Scholes	Implied volatility	30%	30%	Increase
		Market comparables	$ per acre	$4.5K	$4.5K	Increase
			$ per thousand barrels of oil equivalent (Boe) per day	$25K	$25K	Increase
			Adjustment based on proxy (decrease)	47%	47%	Decrease
	$13,847
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation
EBITDA = Earnings before income taxes, depreciation and amortization
Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$234,533	$—	$234,533
U.S. Treasury bonds & notes	—	8,405	—	8,405
Federal agency bonds & notes	—	3,026	—	3,026
Asset-backed obligations	—	2,397	—	2,397
Short-term securities	—	71,089	—	71,089
Total	$—	$319,450	$—	$319,450

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,743	$—	$—	$3,743
Unrealized appreciation on interest rate swaps	—	5,946	—	5,946
Liabilities:
Unrealized depreciation on interest rate swaps	—	(13,672)	—	(13,672)
Total	$3,743	$(7,726)	$—	$(3,983)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 218 of 220

unaudited
Ultra-Short Bond Fund

At March 31, 2020, all of the fund’s investment securities were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,345,799	$—	$1,345,799
U.S. Treasury bonds & notes	—	1,034,390	—	1,034,390
Federal agency bonds & notes	—	526,690	—	526,690
Short-term securities	—	888,945	—	888,945
Total	$—	$3,795,824	$—	$3,795,824

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$31,139	$—	$—	$31,139
Unrealized appreciation on interest rate swaps	—	63,106	—	63,106
Liabilities:
Unrealized depreciation on interest rate swaps	—	(114,349)	—	(114,349)
Total	$31,139	$(51,243)	$—	$(20,104)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Managed Risk Growth Fund

At March 31, 2020, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At March 31, 2020, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At March 31, 2020, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At March 31, 2020, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At March 31, 2020, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 219 of 220

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
INGEFPX-998-0520O-S73154	American Funds Insurance Series — Page 220 of 220